                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-14363
                                                               File No. 811-5162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                           ---
         Pre-Effective Amendment No.

         Post-Effective Amendment No. 33                                    X
                                     ----                                  ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                           ---
         Amendment No. 33
                      ----

                        (Check appropriate box or boxes)

                           DELAWARE GROUP PREMIUM FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania        19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:     (215) 255-1255

    Richelle S. Maestro, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                                May 1, 2001

It is proposed that this filing will become effective:

              _____  immediately upon filing pursuant to paragraph (b)

              _____  on January 31, 2000 pursuant to paragraph (b)

                X    60 days after filing pursuant to paragraph (a)(1)
              -----
              _____  on (date) pursuant to paragraph (a)(1)

              _____  75 days after filing pursuant to paragraph (a)(2)

              _____  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              [   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                       1
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                             --- C O N T E N T S ---


     This Post-Effective Amendment No. 33 to Registration File No. 33-14363 includes the following:

          1.     Facing Page

          2.     Contents Page

          3.     Part A - Prospectuses

          4.     Part B - Statement of Additional Information

          5.     Part C - Other Information

          6.     Signatures

                           DELAWARE GROUP PREMIUM FUND
                                 Standard Class

                   1818 Market Street, Philadelphia, PA 19103

                                   Prospectus

                                   May 1, 2001

This Prospectus offers 19 Portfolios. Each Portfolio (Series) is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the various Series in accordance with allocation instructions received from contract owners. The investment objectives and principal policies of the Series are described below.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Balanced Series (formerly Delaware Balanced Series)--seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. This Series has the same objective and investment disciplines as Delaware Balanced Fund, a separate fund in the Delaware Investments family.

Capital Reserves Series--seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities.

Cash Reserve Series--a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. This Series has the same objective and investment disciplines as Delaware Cash Reserve Fund, a separate fund in the Delaware Investments family. The shares of Cash Reserve Series are neither insured nor guaranteed by the U.S. government and there is no assurance that the Series will be able to maintain a stable net asset value of $10.00 per share.

Convertible Securities Series--seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities.

Devon Series--seeks total return. The Series will seek to achieve its objective by investing primarily in common stocks that the investment manager believes have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency. This Series has the same objective and investment disciplines as Delaware Devon Fund, a separate fund in the Delaware Investments family.

Emerging Markets Series--seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. This Series has the same objective and investment disciplines as Delaware Emerging Markets Fund, a separate fund in the Delaware Investments family.

Global Bond Series--seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. This Series has the same objective and investment disciplines as Delaware Global Bond Fund, a separate fund in the Delaware Investments family.

Growth and Income Series--seeks capital appreciation with current income as a secondary objective. This Series has the same objective and investment disciplines as Delaware Growth and Income Fund, a separate fund in the Delaware Investments family.

Growth Opportunities Series (formerly DelCap Series)--seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. This Series has the same objective and investment disciplines as Delaware Growth Opportunities Fund, a separate fund in the Delaware Investments family.

High Yield Series (formerly Delchester Series) -- seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. These are commonly known as junk bonds. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds.

International Equity Series--seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. This Series has the same objective and investment disciplines as Delaware International Equity Fund, a separate fund in the Delaware Investments family.

REIT Series -- seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. This Series has the same objective and investment discipline as Delaware REIT Fund, a separate fund in the Delaware Investments family.

Select Growth Series (formerly Aggressive Growth Series)--seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. This Series has the same objective and investment discipline as Delaware Select Growth Fund, a separate fund in the Delaware Investments family.

Small Cap Value Series--seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. This Series has the same objective and investment disciplines as Delaware Small Cap Value Fund, a separate fund in the Delaware Investments family.

Social Awareness Series--seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. This Series has the same objective and investment disciplines as Delaware Social Awareness Fund, a separate fund in the Delaware Investments family.

Strategic Income Series--seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. This Series has the same objective and investment disciplines as Delaware Strategic Income Fund, a separate fund in the Delaware Investments family.

Technology and Innovation Series--seeks to provide long-term capital growth by investing in securities of companies believed to benefit from technological advances and innovations. This Series has the same objective and investment disciplines as Delaware Technology and Innovation Fund, a separate fund in the Delaware Investments family.

Trend Series--seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. This Series has the same objective and investment disciplines as Delaware Trend Fund, a separate fund in the Delaware Investments family.

U.S. Growth Series--seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry. This Series has the same objective and investment disciplines as Delaware U.S. Growth Fund, a separate fund in the Delaware Investments family.

         The Global Bond Series and the Convertible Securities Series are not available in the Group Flexible Premium Variable Life Insurance product.

TABLE OF CONTENTS

Profiles
         Balanced Series......................................    Page
         Capital Reserves Series..............................
         Cash Reserve Series..................................
         Convertible Securities Series........................
         Devon Series.........................................
         Emerging Markets Series..............................
         Global Bond Series...................................
         Growth and Income Series.............................
         Growth Opportunities Series..........................
         High Yield Series....................................
         International Equity Series..........................
         REIT Series..........................................
         Select Growth Series ................................
         Small Cap Value Series...............................
         Social Awareness Series..............................
         Strategic Income Series..............................
         Technology and Innovation Series.....................
         Trend Series.........................................
         U.S. Growth Series...................................

Information about Individual Series                               Page
(Strategies, Risks, Portfolio Managers, Financial Highlights)

         Balanced Series........................................
         Capital Reserves Series................................
         Cash Reserve Series....................................
         Convertible Securities Series..........................
         Devon Series...........................................
         Emerging Markets Series................................
         Global Bond Series.....................................
         Growth and Income Series...............................
         Growth Opportunities Series............................
         High Yield Series......................................
         International Equity Series............................
         REIT Series............................................
         Select Growth Series...................................
         Small Cap Value Series.................................
         Social Awareness Series................................
         Strategic Income Series................................
         Technology and Innovation Series.......................
         Trend Series...........................................
         U.S. Growth Series.....................................

Important Information about all Series                            Page
         Fund administration (Who's Who)
         Share classes
         Purchase and redemption of shares
         Valuation of shares
         Dividends, distributions and taxes

Profile: Balanced Series (formerly Delaware Balanced Series)

What are the Series' goals?
Balanced Series seeks a balance of capital appreciation, income and preservation of capital. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in common stocks of established companies we believe have the potential for long-term capital appreciation. In addition, we invest at least 25% of the Series' assets in various types of fixed-income securities, including U.S. government securities and corporate bonds. Funds with this mix of stocks and bonds are commonly known as balanced funds.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected primarily by declines in stock and bond prices, which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. For a more complete discussion of risk, please turn to "The risks of investing in Balanced Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors looking for stocks and bonds combined in a single investment.
o    Investors seeking a measure of capital preservation.

Who should not invest in the Series
o    Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has Balanced Series performed?

This bar chart and table can help you evaluate the risks of investing in Balanced Series. We show how returns for the Standard Class of Balanced Series have varied over the past ten calendar years, as well as average annual returns for one, five and ten years. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(Balanced Series)

Year-by-year total return

                                   Balanced Series

1991                                    26.59%
1992                                    13.85%
1993                                     8.18%
1994                                    -0.15%
1995                                    26.58%
1996                                    15.91%
1997                                    26.40%
1998                                    18.62%
1999                                    -7.85%
2000                                  _______%

As of March 31, 2001, the Standard Class of Balanced Series had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [17.54%] for the quarter ended [March 31, 1991] and its lowest quarterly return was [-12.93%] for the quarter ended [September 30, 1990].

                              Average annual returns for periods ending 12/31/00

                                             S&P 500
                    Balanced Series       Composite Stock       Lehman Brothers Aggregate
                     Standard Class         Price Index              Bond Index
1 year                ______%               ______%                   ______%
5 years               ______%               ______%                   ______%
10 years              ______%               ______%                   ______%

The Series returns are compared to the performance of the S&P 500 Composite Stock Price Index and the Lehman Brothers Aggregate Bond Index. The S&P 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. The Lehman Brothers Aggregate Bond Index measures the performance of about approximately 5,500 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds. Neither index is a perfect comparison to Balanced Series since the S&P 500 Composite Stock Price Index does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks. You should remember that unlike the Series, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Capital Reserves Series

What are the Series' goals?
Capital Reserves Series seeks a high stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
Capital Reserves Series invests primarily in short- and intermediate-term securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, instruments secured by U.S. government securities and debt securities issued by U.S. corporations.

Capital Reserves Series is not a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates. The Series is designed for greater stability of income at a relatively higher level; consequently, the principal value will fluctuate over time. The Series will attempt to provide investors with yields higher than those available in money market vehicles by extending the average maturity of the bonds in its portfolio beyond what is typically associated with money market funds.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected primarily by adverse changes in interest rates or, in the case of corporate bonds, by poor performance in specific industries or companies. For a more complete discussion of risk, please turn to "The risks of investing in Capital Reserves Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors looking for relatively stable and high income flow.
o Investors looking for the security associated with a portfolio of high quality fixed-income securities.

Who should not invest in the Series
o    Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has Capital Reserves Series performed?

This bar chart and table can help you evaluate the risks of investing in Capital Reserves Series. We show how returns for the Standard Class of Capital Reserves Series have varied over the past ten calendar years, as well as average annual returns for one, five and ten years. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(Capital Reserves Series)]

Year-by-year total return

                                Capital Reserves Series

1991                                      8.84%
1992                                      7.20%
1993                                      7.85%
1994                                     -2.68%
1995                                     14.08%
1996                                      4.05%
1997                                      7.60%
1998                                      6.78%
1999                                      0.28%
2000                                      ____%

As of March 31, 2001, the Standard Class of Capital Reserves Series had a year-to-date return of [______%]. During the periods illustrated in this bar chart, the Class' highest quarterly return was [4.35%] for the quarter ended [June 30, 1995] and its lowest quarterly return was [-2.21%] for the quarter ended [March 31, 1994.]

                              Average annual returns for periods ending 12/31/00

               Capital Reserves Series      Lehman Brothers Intermediate Government
                   Standard Class                     Corporate Bond Index
1 year                ______%                              ______%
5 years               ______%                              ______%
10 years              ______%                              ______%

The Series returns are compared to the performance of the Lehman Brothers Intermediate Government Corporate Bond Index. Lehman Brothers Intermediate Government Corporate Bond Index is based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4 to 5 years. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Cash Reserve Series

What are the Series' goals?
Cash Reserve Series seeks to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $10 per share. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
Cash Reserve Series invests primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

Cash Reserve Series is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments with an effective remaining maturity of more than 397 days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

What are the main risks of investing in the Series?
Cash Reserve Series will be affected primarily by declines in interest rates that would reduce the income provided by the Series. For a more complete discussion of risk, please turn to "The risks of investing in Cash Reserve Series."

 An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Series seeks to preserve the value of your investment at $10 per share, it is possible to lose money by investing in the Series.

Who should invest in the Series
o    Investors with short-term financial goals.
o Investors who do not want an investment whose value may fluctuate over the short term.
o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.

Who should not invest in the Series
o    Investors with long-term financial goals.
o    Investors looking for relatively high income flow.

How has Cash Reserve Series performed?

This bar chart and table can help you evaluate the risks of investing in Cash Reserve Series. We show how returns for the Standard Class of Cash Reserve Series have varied over the past ten calendar years, as well as average annual returns for one, five and ten years. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(Cash Reserve Series)]

Year-by-year total return

                             Cash Reserve Series

      1991                            5.58%
      1992                            3.25%
      1993                            2.48%
      1994                            3.68%
      1995                            5.48%
      1996                            4.93%
      1997                            5.10%
      1998                            5.08%
      1999                            4.81%
      2000                             ___%

As of March 31, 2001, the Standard Class of Cash Reserve Series had a year-to-date return of [_____%]. During the periods illustrated in this bar chart, the Class' highest quarterly return was [1.88%] for the quarter ended [June 30, 1990] and its lowest quarterly return was [0.58%] for the quarter ended [June 30, 1993].

                              Average annual returns for periods ending 12/31/00

                      Cash Reserve Series
                        Standard Class

1 year                      ______%
5 years                     ______%
10 years                    ______%

Profile: Convertible Securities Series

What are the Series' goals?
Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security which may be converted into a prescribed amount of common stock of the same or a different issuer at a specified price or using a specified pricing formula. A convertible security entitles the holder to receive interest paid on convertible debt or the dividend paid on a preferred stock until the convertible security matures, is redeemed or is converted.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected primarily by declines in convertible securities prices, which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. Convertible securities are often rated below investment grade and, as a result, are subject to a higher credit risk that the issuer will be unable to meet payments of interest and principal, particularly under adverse economic conditions. For a more complete discussion of risk, please turn to "The risks of investing in Convertible Securities Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o Investors looking for appreciation potential combined with the potential for current income which could act as a cushion for the portfolio's performance.

Who should not invest in the Series
o    Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has Convertible Securities Series performed?

This bar chart and table can help you evaluate the risks of investing in Convertible Securities Series. We show how returns for the Standard Class of Convertible Securities Series have varied over the past three calendar years, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN
(Convertible Securities Series)]

Year-by-year total return

                                  Convertible Securities Series

1998                                         -1.17%
1999                                          6.97%
2000                                          ____%

As of March 31, 2001, the Standard Class of Convertible Securities Series had a year-to-date return of [______%]. During the periods illustrated in this bar chart, the Class' highest quarterly return was [8.70%] for the quarter ended [December 31, 1999] and its lowest quarterly return was [-10.65%] for the quarter ended [September 30, 1998.]

                              Average annual returns for periods ending 12/31/00

                      Convertible Securities Series        Merrill Lynch Convertible
                         Standard Class                        Securities Index
1 year                        ______%                              ______%
Since Inception               ______%                              ______%
(5/1/97)

The Series returns are compared to the performance of the Merrill Lynch Convertible Securities Index. The Merrill Lynch Convertible Securities Index is an unmanaged index representative of the convertible securities market. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Devon Series

What are the Series' goals?
Devon Series seeks total return. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in common stocks. We focus on common stocks that we believe have the potential for above-average earnings per share growth over time.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be particularly affected by changes in stock prices. Stock prices may be negatively affected by declines in the stock market or poor performance in specific industries or companies. For a more complete discussion of risk, please turn to "The risks of investing in Devon Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking long-term capital appreciation.
o    Investors seeking an investment primarily in common stocks.

Who should not invest in the Series
o    Investors seeking an investment primarily in fixed-income securities.
o    Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Devon Series performed?

This bar chart and table can help you evaluate the risks of investing in Devon Series. We show how returns for the Standard Class of Devon Series have varied over the past three calendar years as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Devon Series)]

Year-by-year total return

                                 Devon Series

1998                                24.05%
1999                               -10.13%
2000                                 ____%

As of March 31, 2001, the Standard Class of Devon Series had a year-to-date return of [______%]. During the periods illustrated in this bar chart, the Class' highest quarterly return was [20.81%] for the quarter ended [December 31, 1998] and its lowest quarterly return was [-12.09%] for the quarter ended [September 30, 1999.]

                           Average annual returns for periods ending 12/31/00

                                            S&P 500
                      Devon Series       Composite Stock
                     Standard Class        Price Index
1 year                 ______%              ______%
Since Inception        ______%              ______%
(5/1/97)

The Series returns are compared to the performance of the S&P 500 Composite Stock Price Index. The S&P 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Emerging Markets Series

What are the Series' goals?
The Emerging Markets Series seeks long-term capital appreciation. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
The Series invests primarily in equity securities of issuers from emerging foreign countries. Under normal market conditions, at least 65% of the Series' total assets will be invested in equity securities of issuers from at least three different countries whose economies are considered to be emerging or developing.

We may invest up to 35% of the Series' net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. We may invest in fixed-income securities that are denominated in the currencies of emerging market countries. All of these may be high-yield, high risk fixed-income securities.

In selecting investments for the Series,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value. Because many of the countries in which the Series invests are emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities held in the Series' portfolio. These fluctuations can be even more pronounced for funds like Emerging Markets Series, which invests in emerging countries. This Series will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. The value of the Series' investments and, therefore, the price of the Series' shares may be more volatile than investments in more developed markets. Because the Series invests in international securities in developing countries as well as established countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards.

The Series may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Series is considered "non-diversified" under federal laws and rules that regulate mutual funds. This means that the Series may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risks.

For a more complete discussion of risk, please turn to "The risks of investing in Emerging Markets Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
     o    Investors with long-term financial goals.
     o Investors looking for a portfolio of securities of emerging markets which may offer high return potential but can be substantially more risky than investments in either the U.S. or established foreign countries.

Who should not invest in the Series
     o    Investors with short-term financial goals.
     o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
     o Investors who do not understand or are unwilling to accept the significant risks associated with investing in emerging markets.

How has Emerging Markets Series performed?

This bar chart and table can help you evaluate the risks of investing in Emerging Markets Series. We show how returns for the Standard Class of Emerging Markets Series have varied over the past three calendar years, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(Emerging Markets Series)]

Year-by-year total return (Emerging Markets Series)

                                  Emerging Markets Series

1998                                    -32.48%
1999                                     48.28%
2000                                      ____%

As of March 31, 2001, the Standard Class of Emerging Markets Series had a year-to-date return of [_____%]. During the periods illustrated in this bar chart, the Class' highest quarterly return was [22.99%] for the quarter ended [December 31, 1999] and its lowest quarterly return was [-22.25%] for the quarter ended [June 30, 1998.]

                              Average annual returns for periods ending 12/31/00

                         Emerging Markets Series        Morgan Stanley Capital International
                             Standard Class                 Emerging Markets Free Index
1 year                          ______%                               ______%
Since inception                 ______%                               ______%
(5/1/97)

The Series returns are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. The Morgan Stanley Capital International Emerging Markets Free Index is a U.S. dollar denominated index comprised of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership restrictions, a lax regulatory environment, and greater perceived market risk than in the developed countries. Within this index, Morgan Stanley Capital International aims to capture an aggregate of 60% of local market capitalization. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Global Bond Series

What are the Series' goals?

Global Bond Series seeks current income consistent with preservation of principal. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
The Series invests primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series is a global fund. Therefore, at least 65% of the Series' total assets will be invested in fixed-income securities of issuers from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

In selecting investments for the Series,

o We strive to identify fixed-income securities that provide high income potential.
o In order to compare the value of different fixed-income securities, even those issued in different countries, we look at the value of anticipated future interest and principal payments, taking into consideration what we think the inflation rate in that country will be. We then estimate what we think the value of those anticipated future payments would be worth if they were being paid today. We believe this gives us an estimate of a bond's true value.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities held in the Series' portfolio. These fluctuations can be even more pronounced for funds like Global Bond Series, which invests in developing countries. The Series' investments normally decrease when there are declines in bond prices, which can be caused by a drop in the bond market, an adverse change in interest rates or an adverse situation affecting the issuer of the bond. Because the Series invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards. The Series may invest in high-yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Series is considered "non-diversified" under federal laws and rules that regulate mutual funds. This means that the Series may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risks.

For a more complete discussion of risk, please turn to "The risks of investing in Global Bond Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
     o    Investors with long-term financial goals.
     o Investors looking for a portfolio that includes both U.S. and foreign fixed-income securities.
     o    Investors seeking a measure of capital appreciation.

Who should not invest in the Series
     o    Investors with short-term financial goals.
     o Investors who are unwilling to accept risks of investing in foreign fixed-income securities.

How has Global Bond Series performed?

This bar chart and table can help you evaluate the risks of investing in Global Bond Series. We show how returns for the Standard Class of Global Bond Series have varied over the past four calendar years, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(Global Bond Series)]

Year-by-year total return (Global Bond Series)

                               Global Bond Series

1997                                   0.88%
1998                                   7.82%
1999                                  -3.60%
2000                                   ____%

As of March 31, 2001, the Standard Class of Global Bond Series had a year-to-date return of [______%]. During the periods illustrated in this bar chart, the Class' highest quarterly return was [4.25%] for the quarter ended [September 30, 1998] and its lowest quarterly return was [-3.07%] for the quarter ended [March 31, 1997.]

                           Average annual returns for periods ending 12/31/00

                       Global Bond Series            Salomon Smith Barney World
                         Standard Class               Government Bond Index

1 year                       ______%                        ______%
Since inception              ______%                        ______%
(5/2/96)

The Series returns are compared to the performance of the Salomon Smith Barney World Government Bond Index. Salomon Smith Barney World Government Bond Index is a market-capitalization weighted benchmark that tracks the performance of the 18 Government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile:  Growth and Income Series

What are the Series' goals?
The Growth and Income Series seeks for capital appreciation with current income as a secondary objective. Although the Series will strive to meet its goals, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in common stocks of large, well-established companies. Typically, we consider buying a stock when we believe it is undervalued and has the potential to increase in price as the market realizes its true value. We consider the financial strength of the company, its management and any developments affecting the security, the company or its industry.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries. For a more complete discussion of risk, please turn to "The risks of investing in Growth and Income Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
     o    Investors with long-term financial goals.
     o    Investors seeking long-term capital appreciation.
     o    Investors seeking an investment primarily in common stocks.

     o Investors seeking a small to moderate income component of total return, recognizing that income is a secondary objective of the Series.

Who should not invest in the Series
     o    Investors seeking an investment primarily in fixed-income securities.
     o    Investors with short-term financial goals.
     o Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly over the short term.

How has Growth and Income Series performed?

This bar chart and table can help you evaluate the risks of investing in Growth and Income Series. We show how returns for the Standard Class of Growth and Income Series have varied over the past ten calendar years, as well as average annual returns for one, five and ten years. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(Growth and Income Series)]

Year-by-year total return

                                     Growth and Income Series

1991                                         22.32%
1992                                          8.83%
1993                                         15.45%
1994                                         -0.20%
1995                                         36.12%
1996                                         20.72%
1997                                         31.00%
1998                                         11.35%
1999                                         -2.98%
2000                                          ____%

As of March 31, 2001, the Standard Class of Growth and Income Series had a year-to-date return of [_____%]. During the periods illustrated in this bar chart, the Class' highest quarterly return was [15.29%] for the quarter ended [June 30, 1997] and its lowest quarterly return was [-15.79%] for the quarter ended [September 30, 1990.]

                               Average annual return for periods ending 12/31/00

                          Growth and Income               S&P 500 Composite
                        Series Standard Class             Stock Price Index

1 year                          ______%                       ______%
5 years                         ______%                       ______%
10 years                        ______%                       ______%


The Series returns are compared to the performance of the S&P 500 Composite Stock Price Index. The S&P 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Growth Opportunities Series (formerly DelCap Series)

What are the Series' goals?
Growth Opportunities Series seeks long-term capital appreciation. Although the Series will strive to meet its goals, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in common stocks of medium-size companies. These are generally considered to be stocks with market capitalizations between $2 billion and $10 billion. We may also invest in securities that are convertible into common stock. In selecting stocks for the portfolio, we typically look for companies that have established themselves within their industry, but still have growth potential.

We use a bottom-up approach to select stocks, evaluating individual companies rather than trends in the economy or the investment markets. Researching each company, its products, services, competitors and management team helps us to select stocks of companies that we think will provide high and consistent earnings growth with a reasonable level of risk.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Growth Opportunities Series' portfolio. This Series will be affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries. In addition, the Series invests in medium-size or small companies. These companies may involve greater risk due to their relatively smaller size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in Growth Opportunities Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of medium-sized, growth oriented companies.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Growth Opportunities Series performed?

This bar chart and table can help you evaluate the risks of investing in Growth Opportunities Series. We show how returns for the Standard Class of Growth Opportunities Series have varied over the past nine calendar years, as well as average annual returns for one and five years and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Growth Opportunities Series)]

Year-by-year total return

                                  Growth Opportunities Series

1992                                          1.99%
1993                                         11.56%
1994                                         -3.54%
1995                                         29.53%
1996                                         14.46%
1997                                         14.90%
1998                                         18.81%
1999                                         62.94%
2000                                         _____%

As of March 31, 2001, the Standard Class of Growth Opportunities Series had a year-to-date return of [________%]. During the periods illustrated in this bar chart, the Class' highest quarterly return was [46.48%] for the quarter ended [December 31, 1999] and its lowest quarterly return was [-16.07%] for the quarter ended [September 30, 1998.]

                              Average annual returns for periods ending 12/31/00

                      Growth Opportunities Series       Russell Midcap
                             Standard Class              Growth Index

1 year                          ______%                      ______%
5 years                         ______%                      ______%
Since Inception                 ______%                      ______%
(7/12/91)

The Series returns are compared to the performance of the Russell Midcap Growth Index. Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book and higher forecasted growth value. These stocks are also members of the Russell 1000 Growth Index. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: High Yield Series (formerly Delchester Series)

What are the Series' goals?
High Yield Series seeks total return and, as a secondary objective, high current income. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in corporate bonds rated BB or lower by S&P or similarly rated by another NRSRO. These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds. The Series will also invest in unrated bonds we judge to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond's appreciation potential as well as the issuer's ability to make income and principal payments.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected primarily by declines in bond prices, which can be caused by adverse changes in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. High-yield bonds are rated below investment grade and are subject to greater risk that the issuer will be unable to make payments on interest and principal. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards. For a more complete discussion of risk, please turn to "The risks of investing in High Yield Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
     o    Investors with long-term financial goals.
     o Investors looking a fixed-income investment that offers a combination of total return with high current income.
     o Investors who want a total return-oriented income investment as a diversification tool for long-term, equity-oriented portfolios.

Who should not invest in the Series
     o    Investors with short-term financial goals.
     o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has High Yield Series performed?

This bar chart and table can help you evaluate the risks of investing in High Yield Series. We show how returns for the Standard Class of High Yield Series have varied over the past ten calendar years, as well as average annual returns for one, five and ten years. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns. On May 1, 2000, the Series' name was changed from Delchester Series to High Yield Series and the Series' investment objective changed from high current income to total return and, as a secondary objective, high current income.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(High Yield Series)]

Year-by-year total return

                                   High Yield Series

1991                                   37.54%
1992                                   13.44%
1993                                   16.36%
1994                                   -2.87%
1995                                   15.50%
1996                                   12.79%
1997                                   13.63%
1998                                   -1.83%
1999                                   -2.64%
2000                                     ___%

As of March 31, 2001, the Standard Class of High Yield Series had a year-to-date return of [______%]. During the periods illustrated in this bar chart, the Class' highest quarterly return was [15.95%] for the quarter ended [March 31, 1991] and its lowest quarterly return was [-7.20%] for the quarter ended [September 30, 1998.]

                              Average annual returns for periods ending 12/31/00

                                                     Salomon Smith
                       High Yield Series            Barney Cash Pay
                        Standard Class              High-Yield Index

1 year                      ______%                    ______%
5 years                     ______%                    ______%
10 years                    ______%                    ______%

The Series returns are compared to the performance of the Salomon Smith Barney Cash Pay High-Yield Index. The Salomon Smith Barney Cash Pay High-Yield Index includes a mix of non-investment grade corporate bonds that pay cash interest, it excludes both corporate bonds that pay deferred-interest and bankrupt bonds. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: International Equity Series

What are the Series' goals?
The International Equity Series seeks long-term growth without undue risk to principal. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
The Series invests primarily in foreign equity securities that provide the potential for capital appreciation and income. At least 65% of the Series' total assets will be invested in equity securities of issuers from at least three foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income.

In selecting investments for the Series,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Series invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to "The risks of investing in International Equity Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
     o    Investors with long-term financial goals.
     o Investors looking for a portfolio of equity securities from foreign countries.
     o    Investors seeking a measure of capital appreciation and income.

Who should not invest in the Series
     o    Investors with short-term financial goals.
     o Investors who are unwilling to accept the risks of investing in foreign securities.
     o Investors looking for an investment that provides a high level of income.

How has International Equity Series performed?

This bar chart and table can help you evaluate the risks of investing in International Equity Series. We show how returns for the Standard Class of International Equity Series have varied over the past eight calendar years, as well as average annual returns for one and five years and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(International Equity Series)]

Year-by-year total return

                          International Equity Series

1993                               15.97%
1994                                2.57%
1995                               13.98%
1996                               20.03%
1997                                6.60%
1998                               10.33%
1999                               15.76%
2000                                 ___%

As of March 31, 2001, the Standard Class of International Equity Series had a year-to-date return of [______%]. During the periods illustrated in this bar chart, the Class' highest quarterly return was [14.44%] for the quarter ended [December 31, 1998] and its lowest quarterly return was [-14.24%] for the quarter ended [September 30, 1998.]

                           Average annual returns for period ending 12/31/00

                             International Equity Series          Morgan Stanley Capital
                                    Standard Class               International EAFE Index
1 year                                 ______%                            ______%
5 years                                ______%                            ______%
Since inception                        ______%                            ______%
(10/29/92)

The Series returns are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index. Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index is an international index including stocks traded on 20 exchanges in Europe, Australia and the Far East, weighted by capitalization. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: REIT Series

What are the Series' goals?
The REIT Series seeks maximum long-term total return, with capital appreciation as a secondary objective. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
REIT Series invests in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, we will invest at least 65% of the Series' total assets in equity securities of real estate investment trusts (REITs).

In managing the REIT Series portfolio, we strive to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT's management team. We generally look for those that:

|X|    retain a substantial portion of the properties' cash flow;

|X|    effectively use capital to expand;
|X|    have a strong ability to raise rents; and,
|X|    can create a franchise value for the REIT.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment will increase and decrease according to changes in the value of the securities held by the Series.

Because we concentrate our investments in the real estate industry, the Series may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. Its investments may tend to fluctuate more in value than a portfolio that invests in a broader range of industries. If the Series holds real estate directly as a result of defaults or receives rental income from its real estate holdings, its tax status as a regulated investment company could be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts we are holding use floating rate debt to finance their ongoing operations.

REIT Series is considered "non-diversified" under federal laws and rules that regulate mutual funds. That means the Series may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risks.

For a more complete discussion of risk, please turn to "The risks of investing in REIT Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
     o    Investors seeking a high level of total return.
     o Investors willing to invest in equity securities of companies principally engaged in the real estate industry.
     o Investors looking to diversify their equity holdings by adding exposure to the real estate markets.

Who should not invest in the Series
     o Investors unwilling to accept the risks of investing in the real estate industry as well as in a non-diversified fund.
     o Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly, over the short term.

How has REIT Series performed?

This bar chart and table can help you evaluate the risks of investing in REIT Series. We show how returns for the Standard Class of REIT Series have varied over the past two years, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (REIT Series)]

Total return

                         REIT Series

1999                       -2.61%
2000                       _____%

As of March 31, 2001, the Standard Class of REIT Series had a year-to-date return of [_____%]. During the periods illustrated in this bar chart, the Class' highest quarterly return was [11.55%] for the quarter ended [June 30, 1999] and its lowest quarterly return was [-7.47%] for the quarter ended [September 30, 1999.]

                           Average annual return for period ending 12/31/00

                              REIT Series        NAREIT Equity
                            Standard Class        REIT Index

1 year                          _____%              _____%
Since inception                 _____%              _____%
(5/4/98)

The Series returns are compared to the performance of the NAREIT Equity REIT Index. The NAREIT Equity REIT Index is a benchmark of real estate investment trusts that invest in many types of U.S. property. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Select Growth Series (formerly Aggressive Growth Series)

What are the Series' goals?
Select Growth Series seeks long-term capital appreciation. Although the Series will strive to meet its goals, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in common stocks of companies that we believe have the potential for high earnings growth based on our analysis of their historic or projected earnings growth rate, price to earnings ratio and cash flows. We consider companies of any size, as long as they are larger than $300 million in market capitalization. We look for companies that are undervalued, but still have the potential for high earnings growth.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected by declines in stock prices. The Series may be subject to greater investment risk than assumed by other funds because the companies the Series invests in, especially those that are smaller or newer, are subject to greater changes in earnings and business prospects than companies with more established earnings patterns. For a more complete discussion of risk, please turn to "The risks of investing in Select Growth Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities across a broad range of industry sectors and company sizes.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Select Growth Series performed?

This bar chart and table can help you evaluate the risks of investing in Select Growth Series. We show returns for the Standard Class of Select Growth Series for the past calendar year, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Select Growth Series)]

Total return

                        Select Growth
                           Series

2000                       ______%

As of March 31, 2001, the Standard Class of Select Growth Series had a year-to-date return of _______%. During the periods illustrated in this bar chart, the Class' highest quarterly return was _______% for the quarter ended ________, 2000 and its lowest quarterly return was _____% for the quarter ended
_________, 2000.

                                Average annual return for period ending 12/31/00

                             Select Growth          S&P 500
                            Series Standard     Composite Stock
                                 Class           Price Index

1 year                          ______%             ______%
Since inception                 ______%             ______%
(5/3/99)

The Series returns are compared to the performance of the S&P 500 Composite Stock Price Index. The S&P 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Small Cap Value Series

What are the Series' goals?
Small Cap Value Series seeks capital appreciation. Although the Series will strive to meet its goals, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in stocks of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, we consider the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company, which might suggest a more favorable outlook going forward.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected by declines in stock prices. In addition, the companies that the Series invests in may involve greater risk due to their smaller size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in Small Cap Value Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of small companies.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Small Cap Value Series performed?

This bar chart and table can help you evaluate the risks of investing in Small Cap Value Series. We show how returns for the Standard Class of Small Cap Value Series have varied over the past seven calendar years, as well as average annual returns for one and five years and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(Small Cap Value Series)]

Year-by-year total return

                         Small Cap Value Series

1994                            0.78%
1995                           23.85%
1996                           22.55%
1997                           32.91%
1998                           -4.79%
1999                           -4.86%
2000                              ___%

As of March 31, 2001, the Standard Class of Small Cap Value Series had a year-to-date return of ________%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [15.29%] for the quarter ended [June 30, 1997] and its lowest quarterly return was [-16.13%] for the quarter ended [September 30, 1998.]

                               Average annual returns for period ending 12/31/00

                            Small Cap Value Series      Russell 2000
                                Standard Class             Index

1 year                             ______%                ______%
5 years                            ______%                ______%
Since inception                    ______%                ______%
(12/27/93)

The Series returns are compared to the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values. You should remember that unlike the Series, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Social Awareness Series

What is the Series' goal?
Social Awareness Series seeks long-term capital appreciation. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in stocks of medium- to large-sized companies that meet certain socially responsible criteria and which we expect to grow over time. Our socially responsible criteria excludes companies that:
     o engage in activities likely to result in damage to the natural environment;
     o produce nuclear power, design or construct nuclear power plants or manufacture equipment for the production of nuclear power;
     o    manufacture or contract for military weapons;
     o    are in the liquor, tobacco or gambling industries; and
     o    conduct animal testing for cosmetic or personal care products.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of an investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected by declines in stock prices, which can be caused by a drop in the stock market or poor performance in specific industries or companies. Because the Series avoids certain companies not considered socially responsible, it could miss out on strong performance from those companies. For a more complete discussion of risk, please turn to "The risks of investing in Social Awareness Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
     o    Investors with long-term financial goals.
     o    Investors looking for capital growth potential.
     o Investors who would like an investment that incorporates social responsibility into its security selection process.

Who should not invest in the Series
     o    Investors with short-term financial goals.
     o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
     o    Investors whose primary goal is to receive current income.

How has Social Awareness Series performed?

This bar chart and table can help you evaluate the risks of investing in Social Awareness Series. We show how returns for the Standard Class of Social Awareness Series have varied over the past three calendar years, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(Social Awareness Series)]

Year-by-year total return

                                  Social Awareness Series

1998                                      15.45%
1999                                      12.91%
2000                                      _____%

As of March 31, 2001, the Standard Class of Social Awareness Series had a year-to-date return of ________%. During the periods illustrated in this bar chart, the Class' highest return was [21.45%] for the quarter ended [December 31, 1998] and its lowest quarterly return was [-17.21%] for the quarter ended [September 30, 1998.]

                           Average annual returns for periods ending 12/31/00

                      Social Awareness Series       S&P 500 Composite
                           Standard Class           Stock Price Index

1 year                       ________%                  ________%
Since Inception              ________%                  ________%
(5/1/97)

The Series returns are compared to the performance of the S&P 500 Composite Stock Price Index. The S&P 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile:  Strategic Income Series

What are the Series' goals?
Strategic Income Series seeks high current income and total return. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in bonds allocated among three sectors of the fixed-income market. These include:

o the High-Yield Sector, consisting of high-yielding, higher risk, lower-rated or unrated fixed-income securities that we believe to be similarly rated issued by U.S. companies. (These involve higher risks and are commonly known as junk bonds).
o the Investment Grade Sector, consisting of investment grade debt obligations of U.S. companies and those issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by U.S. companies.
o the International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities, and other fixed-income securities of issuers in foreign countries and denominated in foreign currencies. (An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.)

We determine the amount of the Series' assets that will be allocated to each of the three sectors based on our analysis of economic and market conditions and our assessment of the returns and potential for appreciation from each sector. We will periodically reallocate the Series' assets.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. The Series is also subject to the special risks associated with high-yield bond investing and with foreign investing. In particular, high-yield bonds are rated below investment grade and are subject to a higher risk that issuers will be unable to make interest or principal payments, particularly under adverse economic conditions. Foreign investing involves risks related to currency valuations, political instability, economic instability or lax accounting and regulatory standards. For a more complete discussion of risk, please turn to "The risks of investing in Strategic Income Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o Investors looking for an investment that offers professional allocation among key types of fixed-income securities.
o Investors looking for a fixed-income investment that offers potential for high current income and total return.

Who should not invest in the Series
o    Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has Strategic Income Series performed?

This bar chart and table can help you evaluate the risks of investing in Strategic Income Series. We show how returns for the Standard Class of Strategic Income Series have varied over the past three calendar years, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(Strategic Income Series)]

Year-by-year total return

                                  Strategic Income Series

1998                                      2.63%
1999                                     -3.29%
2000                                     _____%

As of March 31, 2001, the Standard Class of Strategic Income Series had a year-to-date return of _______%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [2.05%] for the quarter ended [March 31, 1998] and its lowest quarterly return was [-2.59%] for the quarter ended [June 30, 1999.]

                              Average annual returns for periods ending 12/31/00


                     Strategic Income Series         Lehman Brothers
                          Standard Class          Aggregate Bond Index

1 year                       ______%                     ______%
Since Inception              ______%                     ______%
(5/1/97)

The Series returns are compared to the performance of the Lehman Brothers Aggregate Bond Index. Lehman Brothers Aggregate Bond Index is an index that measures the performance of about 5,500 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Technology and Innovation Series

What is the Series' goal? Technology and Innovation Series seeks to provide long-term capital growth. Although the Series will strive to meet its goal, there is no assurance that it will.

What are the Series' main investment strategies? We invest primarily in stocks we believe will benefit from technological advances and improvements. We strive to identify companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

The Series uses a bottom-up approach to stock selection that seeks companies that are market leaders, have strong product cycles, innovative concepts or may benefit from industry trends. We look at estimated growth rates, market capitalization and cash flows as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected by declines in stock prices. Although the Series will not invest more than 25% of its net assets in any one industry, the Series will be highly concentrated in the industries that are poised to benefit from technology or from innovations that may indirectly benefit from technology. Therefore, the Series may be particularly sensitive to changes in the general market and economic conditions that affect those industries. Companies in the rapidly changing field of technology and in the fields that may benefit from innovation and technology often face special risks. For example, their products may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is likely to be much more volatile than one with exposure to a greater variety of industries, especially in the short run.

In addition, the Series may invest in smaller companies that involve greater risk than other companies due to their size, narrow product lines, limited financial resources and greater sensitivity to economic conditions. Stocks of smaller companies may experience more volatile price fluctuations, especially over the short term.

Technology and Innovation Series is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Series may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risk.

For a more complete discussion of risk, please turn to "The risks of investing in Technology and Innovation Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of companies believed to benefit from technological advances and improvements.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.
o Investors unwilling to accept the risks of a non-diversified, more concentrated fund focusing on companies believed to benefit from technological advances and improvements.

Profile: Trend Series

What are the Series' goals?
Trend Series seeks long-term capital appreciation. Although the Series will strive to meet its goals, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in stocks of small, growth-oriented or emerging companies that we believe are responsive to changes within the marketplace and which we believe have the fundamental characteristics to support continued growth.

The Fund uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization and cash flow as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected by declines in stock prices. In addition, the companies that Trend Series invests in may involve greater risk due to their smaller size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in Trend Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of small, growth-oriented companies.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Trend Series performed?

This bar chart and table can help you evaluate the risks of investing in Trend Series. We show how returns for the Standard Class of Trend Series have varied over the past seven calendar years, as well as average annual returns for one and five years and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Trend Series)]

Year-by-year total return

                     Trend Series

1994                    -0.39%
1995                    39.21%
1996                    11.00%
1997                    21.37%
1998                    16.04%
1999                    70.45%
2000                     ____%

As of March 31, 2001, the Standard Class of Trend Series had a year-to-date return of _______%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [34.16%] for the quarter ended [December 31, 1999] and its lowest quarterly return was [-15.51%] for the quarter ended [September 30, 1998.]

                           Average annual returns for period ending 12/31/00

                             Trend Series        Russell 2000
                            Standard Class       Growth Index

1 year                         _______%            _______%
5 years                        _______%            _______%
Since inception                _______%            _______%
(12/27/93)

The Series returns are compared to the performance of the Russell 2000 Growth Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: U.S. Growth Series

What is the Series' goal?
U.S. Growth Series seeks to maximize capital appreciation. Although the Series will strive to achieve its investment goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry. Our strategy is to identify companies whose earnings are expected to grow faster than the U.S. economy in general. Whether companies provide dividend income and how much income they provide will not be a primary factor in the Series' selection decisions.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Series shares will increase and decrease according to changes in the value of the Series' investments. This Series will be particularly affected by changes in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by declines in the stock market or poor performance in specific industries or companies. Stocks of companies with high growth expectations may be more susceptible to price declines if they do not meet those high expectations. For a more complete discussion of risk, please turn to "The risks of investing in U.S. Growth Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors looking for capital growth potential.
o Investors looking for a fund that can be a complement to income-producing or value-oriented investments.

Who should not invest in the Series
o    Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o    Investors whose primary goal is to receive current income.

How has U.S. Growth Series performed?

This bar chart and table can help you evaluate the risks of investing in U.S. Growth Series. We show returns for the Standard Class of U.S. Growth Series over the past calendar year, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING TOTAL RETURN (U. S. Growth Series)]

Total return

                         U.S. Growth
                           Series

2000                       _____%

As of March 31, 2001, the Standard Class of U.S. Growth Series had a year-to-date return of _____%. During the period illustrated in this bar chart, the Class' highest quarterly return was _______% for the quarter ended ___________, 2000 and its lowest quarterly return was _____% for the quarter ended ___________, 2000.

                           Average annual return for period ending 12/31/00

                                                     S&P 500
                            U.S. Growth Series    Composite Stock
                              Standard Class       Price Index

1 year                          _____%               _____%
Since inception                 _____%               _____%
(11/15/99)

The Series returns are compared to the performance of the S&P 500 Composite Stock Price Index. The S&P 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Information about Individual Series

Balanced Series

Our investment strategies

Balanced Series is a type of total return fund that invests in both stocks and bonds to pursue a three-pronged investment objective: capital appreciation, current income and preservation of principal. We blend several investment strategies to manage this Series.

We seek capital appreciation by investing primarily in common stocks of companies we believe have:

     o reasonably priced equity securities with strong, consistent and predictable earnings growth rates;
     o    strong, capable management teams and competitive products or services;
     o    an attractive debt to capitalization ratio or strong cash flow.

To seek current income and help preserve capital, we generally invest at least 25% of the Series' net assets in various types of fixed-income securities, including U.S. government and government agency securities and corporate bonds. Each bond in the portfolio will typically have a maturity between one and 30 years, and the average maturity of the portfolio will typically be between one and ten years.

We conduct ongoing analysis of the different markets to determine the appropriate mix of stocks and bonds for the current economic and investment environment.

Balanced Series uses the same investment strategy as Delaware Balanced Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

--------------------------------------------------------------------------------------------------------------------------
                                                     Balanced Series
--------------------------------------------------------------------------------------------------------------------------
                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------
Common stocks: Securities that represent shares of ownership   Generally, we invest up to 75% of net assets in common
in a corporation. Stockholders participate in the              stocks.
corporation's profits and losses, proportionate to the
number of shares they own.
-------------------------------------------------------------- -----------------------------------------------------------
Convertible securities: Usually preferred stocks or            The Series may invest in convertible securities;
corporate bonds that can be exchanged for a set number of      however, we will not invest more than 10% of the net
shares of common stock at a predetermined price. These         assets of the Series in convertible securities that are
securities offer higher appreciation potential than            rated below investment grade by a rationally recognized
nonconvertible bonds and greater income potential than         statistical rating organization (NRSRO) or in
nonconvertible preferred stocks.                               securities that are unrated but deemed equivalent to
                                                               non-investment grade.
-------------------------------------------------------------- -----------------------------------------------------------
Mortgage-backed securities: Fixed-income securities that       There is no limit on government-related mortgage-backed
represent pools of mortgages, with investors receiving         securities or on privately issued mortgage-backed
principal and interest payments as the underlying mortgage     securities that are fully collateralized by government
loans are paid back. Many are issued and guaranteed against    securities.
default by the U.S. government or its agencies or
instrumentalities, such as the Federal Home Loan Mortgage      We may invest up to 20% of net assets in mortgage-backed
Corporation, Fannie Mae and the Government National Mortgage   securities issued by private companies if the securities
Association. Others are issued by private financial            are not collateralized by the U.S. government, or its
institutions, with some fully collateralized by certificates   agencies or instrumentalities. However, these securities
issued or guaranteed by the U.S. government or its agencies    must be rated at the time of purchase in one of the four
or instrumentalities.                                          highest categories by an NRSRO such as S&P or Moody's.
                                                               They must also represent interests in whole-loan
                                                               mortgages, multi-family mortgages, commercial mortgages
                                                               and other mortgage collateral supported by a first
                                                               mortgage lien on real estate. The privately issued
                                                               securities we invest in are either CMOs or REMICs (see
                                                               below).
-------------------------------------------------------------- -----------------------------------------------------------
Collateralized mortgage obligations (CMOs): Privately issued   See mortgage-backed securities above.
mortgage-backed bonds whose underlying value is the
mortgages that are grouped into different pools according to their maturity.
-------------------------------------------------------------- -----------------------------------------------------------
Real estate mortgage investment conduits (REMICs): Privately   See mortgage-backed securities above.
issued mortgage-backed bonds whose underlying value is a
fixed pool of mortgages secured by an interest in real
property. Like CMOs, REMICs offer different pools.
-------------------------------------------------------------- -----------------------------------------------------------

Asset-backed securities: Bonds or notes backed by accounts     We invest only in asset-backed securities rated in one of
receivables including home equity, automobile or credit        the four highest categories by an NRSRO.
loans.
-------------------------------------------------------------- -----------------------------------------------------------
Corporate bonds: Debt obligations issued by a corporation.     We focus on bonds rated in one of the four highest
                                                               categories by an NRSRO (or, if unrated, deemed
                                                               equivalent), with maturities typically between five and
                                                               30 years.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                     Balanced Series
--------------------------------------------------------------------------------------------------------------------------

                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as   Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller     investment for the Series' cash position. In order to
agrees to buy the securities back within a specified time at   enter into these repurchase agreements, the Series must
the same price the buyer paid for them, plus an amount equal   have collateral of at least 102% of the repurchase
to an agreed upon interest rate. Repurchase agreements are     price.  The Series will only enter into repurchase
often viewed as equivalent to cash.                            agreements in which the collateral is U.S. government
                                                               securities.
-------------------------------------------------------------- -----------------------------------------------------------
American Depositary Receipts (ADRs): Certificates issued by    We may invest without limitation in ADRs.
a U.S. bank that represent the bank's holding of a stated
number of shares of a foreign corporation. An ADR entitles
the holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the same as U.S. securities.
-------------------------------------------------------------- -----------------------------------------------------------
Interest rate swap and index swap agreements: In an interest   We may use interest rate swaps to adjust the Series'
rate swap, a series receives payments from another party       sensitivity to interest rates, or to hedge against
based on a floating interest rate in return for making         changes in interest rates.
payments based on a fixed interest rate.  An interest rate
swap can also work in reverse, with a series receiving         Index swaps may be used to gain exposure to markets that
payments based on a fixed interest rate and making payments    the Series invests in or as a substitute for futures
based on a floating interest rate.  In an index swap, a        options or forward contracts if such contracts are not
series receives gains or incurs losses based on the total      directly available to the Series on favorable terms.
return of an index, in exchange for making fixed or floating
interest rate payments to another party.                       Interest rate swaps and index swaps will be considered
                                                               illiquid securities (see below).
-------------------------------------------------------------- -----------------------------------------------------------
Restricted and illiquid securities: Restricted securities      We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted     securities.  For this Series, the 10% limit includes
under securities law.                                          restricted securities such as privately placed securities
                                                               that are eligible for resale only among certain
Illiquid securities are securities that do not have a ready    institutional buyers without registration, which are
market, and cannot be easily sold within seven days at         commonly known as "Rule 144A Securities" and repurchase
approximately the price that a series has valued them.         agreements with maturities of over seven days.
-------------------------------------------------------------- -----------------------------------------------------------

The Series may also invest in other securities including real estate investment trusts, options, U.S. Treasury securities and foreign securities. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Balanced Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Balanced Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Balanced Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds cash or cash equivalents, the Series may be unable to achieve its investment objective.

Portfolio turnover
The Series modified its investment strategy in April 2000 to become more growth-oriented. As a result, portfolio turnover may be relatively higher than in past years, and may exceed 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Balanced Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Balanced Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------
                                                     Balanced Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain marketlike the stock or bond           stocks we believe can appreciate over an extended time
marketwill decline in value because of factors such as         frame regardless of interim market fluctuations. We do
economic conditions, future expectations or investor           not try to predict overall stock market movements and
confidence.                                                    generally do not trade for short-term purposes.

                                                               We diversify the Series' assets among two major
                                                               categories of investmentsstocks and bondswhich tend to
                                                               increase and decline in value in different economic or
                                                               investment conditions.

                                                               In evaluating the use of an index swap, we carefully
                                                               consider how market changes could affect the swap and how
                                                               that compares to us investing directly in the market the
                                                               swap is intended to represent.
-------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk is the risk that the value of       We limit the amount of Balanced Series' assets invested
securities in a particular industry or the value of an         in any one industry and in any individual security. We
individual stock or bond will decline because of changing      also follow a rigorous selection process before choosing
expectations for the performance of that industry or for the   securities for the portfolio.
individual company issuing the stock or bond.
-------------------------------------------------------------- -----------------------------------------------------------
Interest rate risk is the risk that securities, particularly   We do not try to increase return by predicting and
bonds with longer maturities, will decrease in value if        aggressively capitalizing on interest rate moves.
interest rates rise.                                           Instead, we aim to keep the interest rate risk similar to
                                                               the Lehman Brothers Aggregate Bond Index.
Swaps may be particularly sensitive to interest rates
changes.  Depending on the actual movements of interest        We will not invest in swaps with maturities of more than
rates and how well the portfolio manager anticipates them, a   two years.  Each business day we calculate the amount the
series could experience a higher or lower return than          Series must pay for swaps it holds and will segregate
anticipated.                                                   cash or other liquid securities to cover that amount.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign risk is the risk that foreign securities may be        We typically invest only a small portion of the Series'
adversely affected by political instability (including         portfolio in foreign securities. When we do purchase
governmental seizures nationalization of assets), changes in   foreign securities, they are often denominated in U.S.
currency exchange rates, foreign economic conditions or        dollars. We also tend to avoid markets where we believe
inadequate regulatory and accounting standards.  Foreign       accounting principles or the regulatory structure are
markets may also be less efficient, less liquid, have          underdeveloped.
greater price volatility, less regulation and higher
transaction costs than U.S. markets.
-------------------------------------------------------------- -----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be    We limit exposure to illiquid securities.   Swap
readily sold within seven days at approximately the price      agreements will be treated as illiquid securities, but
that the Series values them.                                   most swap dealers will be willing to repurchase interest
                                                               rate swaps.
-------------------------------------------------------------- -----------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.63%] of average daily net assets for the last fiscal year.

Portfolio managers
John B. Jares, Paul A. Grillo and Stephen R. Cianci have primary responsibility for making day - to - day investment decisions for Balanced Series.

John B. Jares, Vice President/Senior Portfolio Manager, holds a BS degree in finance and an MBA from the University of Colorado. He joined Delaware Investments in March 2000. Mr.Jares came to Delaware from Berger Funds, where he served as a portfolio manager and securities analyst specializing in the consumer and technology sectors. Prior to joining Berger, Mr. Jares was a senior equity analyst at Founders Asset Management, with responsibility for large capitalization companies. He began his career at Lipper Analytical Services, Inc. in 1992. Mr. Jares is a CFA charterholder. He has been managing the Balanced Series since March 2000.

Paul A. Grillo, Vice President/Portfolio Manager, holds a BA in Business Management from North Carolina State University and an MBA in finance from Pace University. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder. He has been managing the fixed-income portion of the Balanced Series since April 25, 2000.

Stephen R. Cianci, Vice President/Portfolio Manager, holds a BS and an MBA in finance from Widener University. He joined Delaware Investments in 1992 and assumed responsibility for maintaining the Fixed Income Department's investment grade analytical systems. These responsibilities included portfolio analysis and the analysis of mortgage-backed and asset-backed securities. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder. He has been managing the fixed-income portion of the Balanced Series since April 25, 2000.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

-------------------------------------------------------------- ------------------------------------------------------------
BALANCED SERIES
(Formerly Delaware Balanced Series)                                                 Year Ended 12/31
                                                               ------------------------------------------------------------
                                                                   2000        1999        1998         1997        1996
-------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Net asset value, beginning of year                                _______     $20.040      $19.050     $16.640     $15.500

Income (loss) from investment operations
Net investment income                                             _______       0.408        0.349       0.435       0.530
Net realized and unrealized gain (loss) on investments            _______     (1.958)        2.831       3.575       1.765
                                                                              -------      -------     -------     -------
Total from investment operations                                  _______     (1.550)        3.180       4.010       2.295
                                                                              -------      -------     -------     -------

Less dividends and distributions
Dividends from net investment income                              _______     (0.380)      (0.420)     (0.530)     (0.500)
Distributions from net realized gain on investments               _______     (0.770)      (1.770)     (1.070)     (0.655)
                                                                              -------      -------     -------     -------
Total dividends and distributions                                 _______     (1.150)      (2.190)     (1.600)     (1.155)
                                                                              -------      -------     -------     -------

Net asset value, end of year                                      _______     $17.340      $20.040     $19.050     $16.640
                                                                              =======      =======     =======     =======

Total return(1)                                                   _______     (7.85%)       18.62%      26.40%      15.91%

Ratios and supplemental data
Net assets, end of period (000 omitted)                           _______    $172,002     $201,856    $127,675     $75,402
Ratio of expenses to average net assets                           _______       0.74%        0.70%       0.67%       0.68%
Ratio of net investment income to average net assets              _______       2.17%        2.20%       2.85%       3.56%
Portfolio turnover                                                _______        107%          94%         67%         92%
-------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

(1) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

Capital Reserves Series

Our investment strategies

Capital Reserves Series is a type of current income fund that invests in high quality fixed-income securities. The Series will invest in a variety of high quality fixed-income securities which provide high income potential.

We will strive to reduce the effects of interest rate volatility on principal by maintaining an intermediate average maturity for the Series. The average weighted maturity of the Series' portfolio will normally range from five to seven years. It will not exceed ten years. We will decide where to position the portfolio within this permissible maturity range based on our perception of the direction of interest rates and the risks in the fixed-income markets. If, in our judgment, interest rates are relatively high and borrowing requirements in the economy are weakening, we will generally extend the average weighted maturity of the Series. Conversely, if we believe interest rates are relatively low and borrowing requirements appear to be strengthening, we may shorten the average weighted maturity. We have the ability to purchase individual securities with a remaining maturity of up to 15 years.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

--------------------------------------------------------------------------------------------------------------------------------
                                                    Capital Reserves Series
--------------------------------------------------------------------------------------------------------------------------------
                          Securities                                                    How we use them
---------------------------------------------------------------- ---------------------------------------------------------------

Direct U.S. Treasury obligations include Treasury bills, notes   We may invest without limit in U.S. Treasury securities,
and bonds of varying maturities. U.S. Treasury securities are    though they are typically not our largest holding because
backed by the "full faith and credit" of the United States.      they generally do not offer as high a level of current
                                                                 income as other fixed-income securities.
---------------------------------------------------------------- ---------------------------------------------------------------
Mortgage-backed securities: Fixed-income securities that         There is no limit on government-related mortgage-backed
represent pools of mortgages, with investors receiving           securities or on privately issued mortgage-backed securities
principal and interest payments as the underlying mortgage       that are fully collateralized by government securities.
loans are paid back. Many are issued and guaranteed against
default by the U.S. government or its agencies or                We may invest up to 20% of net assets in mortgage-backed
instrumentalities, such as the Federal Home Loan Mortgage        securities issued by private companies if the securities are
Corporation, Fannie Mae and the Government National Mortgage     not collateralized by the U.S. government, or its agencies or
Association. Others are issued by private financial              instrumentalities. However, these  securities must be rated
institutions, with some fully collateralized by certificates     at the time of purchase in one of the four highest categories
issued or guaranteed by the U.S. government or its agencies or   by an NRSRO such as S&P or Moody's. They must also represent
instrumentalities.                                               interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate.  The privately
                                                                 issued securities we invest in are either CMOs or REMICs (see below).
---------------------------------------------------------------- ---------------------------------------------------------------
Collateralized mortgage obligations (CMOs): Privately issued     See mortgage-backed securities above.
mortgage-backed bonds whose underlying value is the mortgages that are grouped into different pools according to their
maturity.
---------------------------------------------------------------- ---------------------------------------------------------------
Real estate mortgage investment conduits (REMICs): Privately     See mortgage-backed securities above.
issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property.
Like CMOs, REMICs offer different pools.
---------------------------------------------------------------- ---------------------------------------------------------------
Asset-backed securities: Bonds or notes backed by accounts       We invest only in asset-backed securities rated in one of the
receivables including home equity, automobile or credit loans.   four highest categories by an NRSRO.
---------------------------------------------------------------- ---------------------------------------------------------------
Corporate debt: Debt obligations issued by a corporation,        We focus on corporate debt with investment grade ratings,
including corporate notes, bonds and other debt securities.      that is bonds rated BBB or better by S&P or Baa or better by
                                                                 Moody's.  We may invest in debt that is unrated, if we
                                                                 believe the quality of the securities is comparable to the ratings above.
---------------------------------------------------------------- ---------------------------------------------------------------
Certificates of deposit and obligations of both U.S. and         We may invest in certificates of deposit from banks that have
foreign banks: Debt instruments issued by a bank that pay        assets of at least one billion dollars.
interest.
---------------------------------------------------------------- ---------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                    Capital Reserves Series
--------------------------------------------------------------------------------------------------------------------------------
                          Securities                                                    How we use them
---------------------------------------------------------------- ---------------------------------------------------------------
Corporate commercial paper: Short-term debt obligations with     We may invest in commercial paper that is rated P-1 or P-2 by
maturities ranging from 2 to 270 days, issued by companies.      Moody's and/or A-1 or A-2 by S&P.
---------------------------------------------------------------- ---------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as     Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller       investment for the Series' cash position. In order to enter
agrees to buy the securities back within a specified time at     into these repurchase agreements, the Series must have
the same price the buyer paid for them, plus an amount equal     collateral of at least 102% of the repurchase price.  The
to an agreed upon interest rate. Repurchase agreements are       Series will only enter into repurchase agreements in which
often viewed as equivalent to cash.                              the collateral is U.S. government securities.
---------------------------------------------------------------- ---------------------------------------------------------------
Interest rate swap agreements: In an interest rate swap, a       We may use interest rate swaps to adjust the Series'
series receives payments from another party based on a           sensitivity to interest rates by changing its duration, or to
floating interest rate in return for making payments based on    hedge against changes in interest rates.
a fixed interest rate.  An interest rate swap can also work in
reverse, with a series receiving payments based on a fixed       Interest rate swaps will be considered illiquid securities
interest rate and making payments based on a floating interest   (see below).
rate.
---------------------------------------------------------------- ---------------------------------------------------------------
Restricted and illiquid securities: Restricted securities are    We may invest up to 10% of net assets in illiquid
privately placed securities whose resale is restricted under     securities.  For this Series, the 10% limit includes
securities law.                                                  restricted securities such as privately placed securities
                                                                 that are eligible for resale only among certain institutional
Illiquid securities are securities that do not have a ready      buyers without registration, which are commonly known as
market, and cannot be easily sold within seven days at           "Rule 144A Securities" and repurchase agreements with
approximately the price that a series has valued them.           maturities of over seven days.
---------------------------------------------------------------- ---------------------------------------------------------------

The Series may also enter into options and purchase depositary receipts. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Capital Reserves Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Capital Reserves Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. It will not borrow money in excess of one-third of the value of its net assets.

Portfolio turnover
We anticipate that Capital Reserves Series' annual portfolio turnover will be greater than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Capital Reserves Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Capital Reserves Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

-------------------------------------------------------------------------------------------------------------------------
                                                Capital Reserves Series
-------------------------------------------------------------------------------------------------------------------------
                           Risks                                             How we strive to manage them
------------------------------------------------------------- -----------------------------------------------------------

Market risk is the risk that all or a majority of the         We maintain a long-term investment approach and focus on
securities in a certain marketlike the stock or bond          fixed-income securities that we believe can continue to
marketwill decline in value because of factors such as        make interest and principal payments over an extended
economic conditions, future expectations or investor          time frame regardless of interim market fluctuations. We
confidence.                                                   do not try to predict overall bond market movements and
                                                              generally do not trade for short-term purposes.
------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk is the risk that the value of      We diversify the Series' portfolio. We also follow a
securities in a particular industry or the value of an        rigorous selection process before choosing securities for
individual stock or bond will decline because of changing     the portfolio.
expectations for the performance of that industry or for
the individual company issuing the stock or bond.
------------------------------------------------------------- -----------------------------------------------------------
Interest rate risk is the risk that securities,               We do not try to increase return by predicting and
particularly bonds with longer maturities, will decrease in   aggressively capitalizing on interest rate moves.
value if interest rates rise.
                                                              We will not invest in interest rate swaps with maturities
Swaps may be particularly sensitive to interest rate          of more than two years.  Each business day we calculate
changes.  Depending on the actual movements of interest       the amount the Series must pay for swaps it holds and
rates and how well the portfolio manager anticipates them,    will segregate cash or other liquid securities to cover
a series could experience a higher or lower return than       that amount.
anticipated.
------------------------------------------------------------- -----------------------------------------------------------
Credit risk is the risk that there is the possibility that    We may hold securities rated in the fourth category of
a bond's issuer (or an entity that insures the bond) will     investment grade; however, we carefully evaluate their
be unable to make timely payments of interest and principal.  creditworthiness before purchasing the security.

Debt securities rated in the fourth category of investment    If the rating of a corporate debt security held by the
grade (e.g., BBB by S&P or Baa by Moody's) may have           Series falls below the fourth rating grade or if we
speculative characteristics.  Changes in economic             determine that an unrated security is no longer of
conditions or other circumstances are more likely to affect   comparable quality, we will dispose of the security as
issuers ability to make principal and interest payments.      soon as practical, unless we think that would be
                                                              detrimental in light of market conditions.
------------------------------------------------------------- -----------------------------------------------------------
Prepayment risk is the risk that homeowners will prepay       We take into consideration the likelihood of prepayment
mortgages during periods of low interest rates, forcing an    when we select mortgages.  We may look for mortgage
investor to reinvest their money at interest rates that       securities that have characteristics that make them less
might be lower than those on the prepaid mortgage.            likely to be prepaid, such as low outstanding loan
                                                              balance or below-market interest rates.
------------------------------------------------------------- -----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be   We limit exposure to illiquid securities. Swap agreements
readily sold within seven days at approximately the price     will be treated as illiquid securities, but most swap
that a series values them.                                    dealers will be willing to repurchase interest rate swaps.
------------------------------------------------------------- -----------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.53%] of average daily net assets for the last fiscal year.

Portfolio manager

Paul A. Grillo and Stephen R. Cianci have primary responsibility for making day-to-day investment decisions for the Capital Reserves Series. They became co-managers of the Series on April 25, 2000.

Paul A. Grillo, Vice President/Portfolio Manager, holds a BA in Business Management from North Carolina State University and an MBA in finance from Pace University. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder. He has been managing the fixed-income portion of the Capital Reserves Series since April 25, 2000.

Stephen R. Cianci, Vice President/Portfolio Manager, holds a BS and an MBA in finance from Widener University. He joined Delaware Investments in 1992 and assumed responsibility for maintaining the Fixed Income Department's investment grade analytical systems. These responsibilities included portfolio analysis and the analysis of mortgage-backed and asset-backed securities. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder. He has been managing the fixed-income portion of the Capital Reserves Series since April 25, 2000.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------ -------------------------------------------------------
CAPITAL RESERVES SERIES                                                               Year Ended 12/31
                                                                   -------------------------------------------------------
                                                                     2000       1999       1998       1997        1996
------------------------------------------------------------------ ---------- ---------- ---------- ---------- -----------
Net asset value, beginning of year                                    ______     $9.880     $9.790     $9.690      $9.930

Income (loss) from investment operations
Net investment income                                                 ______      0.546      0.556      0.613       0.623
Net realized and unrealized gain (loss) on investments                ______    (0.520)      0.090      0.100     (0.240)
                                                                                -------    -------    -------     -------
Total from investment operations                                      ______      0.026      0.646      0.713       0.383
                                                                                -------    -------    -------     -------

Less dividends
Dividends from net investment income                                  ______    (0.546)    (0.556)    (0.613)     (0.623)
Total dividends                                                       ______    (0.546)    (0.556)    (0.613)     (0.623)
                                                                                -------    -------    -------     -------
Net asset value, end of year                                          ______     $9.360     $9.880     $9.790      $9.690
                                                                                 ======     ======     ======      ======

Total return(1)                                                       ______      0.28%      6.78%      7.60%       4.05%

Ratios and supplemental data
Net assets, end of period (000 omitted)                               ______    $36,701    $41,711    $29,177     $27,768
Ratio of expenses to average net assets                               ______      0.79%      0.79%      0.75%       0.72%
Ratio of net investment income to average net assets                  ______      5.68%      5.62%      6.31%       6.43%
Portfolio turnover                                                    ______       129%       166%       120%        122%
------------------------------------------------------------------ ---------- ---------- ---------- ---------- -----------

(1) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

Cash Reserve Series

Our investment strategies

We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months). We may shorten or lengthen the Series' average maturity based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

Cash Reserve Series uses the same investment strategy as Delaware Cash Reserve Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

------------------------------------------------------------------------------------------------------------------------
                                                  Cash Reserve Series
------------------------------------------------------------------------------------------------------------------------
                        Securities                                                How we use them
------------------------------------------------------------- -----------------------------------------------------------

Direct U.S. Treasury obligations include Treasury bills,      We may invest without limit in U.S. Treasury
notes and bonds of varying maturities. U.S. Treasury          securities.  We would typically invest in Treasury
securities are backed by the "full faith and credit" of       bills or longer term Treasury securities whose
the United States.                                            remaining effective maturity is less than 13 months.
------------------------------------------------------------- -----------------------------------------------------------
Certificates of deposit and obligations of both U.S. and      We may invest in certificates of deposit from banks that
foreign banks: Debt instruments issued by a bank that pay     have assets of at least one billion dollars.
interest.

Investments in foreign banks and overseas branches of U.S.
banks may be subject to less stringent regulations and
different risks than U.S. domestic banks.
------------------------------------------------------------- -----------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                  Cash Reserve Series
------------------------------------------------------------------------------------------------------------------------
                        Securities                                                How we use them
------------------------------------------------------------- -----------------------------------------------------------

Corporate commercial paper and other corporate obligation:    We may invest in commercial paper and other corporate
Short-term debt obligations with maturities ranging from 2    obligations rated in one of the two highest ratings
to 270 days, issued by companies.                             categories by at least two NRSROs. The purchase of a
                                                              security that does not possess those ratings must be
                                                              approved by the Board of Trustees in accordance with the
                                                              maturity, quality and diversification conditions with
                                                              which taxable money markets must comply. The Series will
                                                              not invest more than 5% of its total assets in securities
                                                              rated in the second highest category by an NRSRO.
------------------------------------------------------------- -----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such     Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the        investment for the Series' cash position. In order to
seller agrees to buy the securities back within a specified   enter into these repurchase agreements, the Series must
time at the same price the buyer paid for them, plus an       have collateral of at least 102% of the repurchase
amount equal to an agreed upon interest rate. Repurchase      price.  The Series will only enter into repurchase
agreements are often viewed as equivalent to cash.            agreements in which the collateral is U.S. government
                                                              securities.
------------------------------------------------------------- -----------------------------------------------------------

The Series may also invest in asset-backed securities. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table.

Borrowing from banks
Cash Reserve Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

The risks of investing in Cash Reserve Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. Following are the chief risks you assume when investing in the Cash Reserve Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------
                                                   Cash Reserve Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Interest rate risk is the risk that securities, particularly   Because Cash Reserve Series invests in short-term
bonds with longer maturities, will decrease in value if        securities, the value of its investments is generally not
interest rates rise.                                           affected by interest rate risk.  However, a decline in
                                                               interest rates would adversely affect the level of income
                                                               provided by the Series.
-------------------------------------------------------------- -----------------------------------------------------------
Credit risk is the risk that there is the possibility that a   Cash Reserve Series holds only high quality short-term
bond's issuer (or an entity that insures the bond) will be     securities.  Therefore it is generally not subject to
unable to make timely payments of interest and principal.      significant credit risk.

                                                               We limit our investments to those which the Board of
                                                               Trustees has determined to involve minimal credit risks
                                                               and to be of high quality and which will otherwise meet
                                                               the maturity, quality and diversification conditions with
                                                               which taxable money market funds must comply.
-------------------------------------------------------------- -----------------------------------------------------------
Inflation risk is the risk that the return from your           Cash Reserve Series is designed for short-term investment
investments will be less than the increase in the cost of      goals and therefore may not outpace inflation over longer
living due to inflation, thus preventing you from reaching     time periods.  For this reason, Cash Reserve Series is
your financial goals.                                          not recommended as a primary investment for people with
                                                               long-term goals.
-------------------------------------------------------------- -----------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.46%] of average daily net assets for the last fiscal year.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------ ------------------------------------------------------
CASH RESERVE SERIES                                                                  Year Ended 12/31
                                                                   ------------------------------------------------------
                                                                      2000       1999       1998       1997       1996
------------------------------------------------------------------ ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of year                                   ______    $10.000    $10.000    $10.000    $10.000

Income from investment operations
Net investment income                                                ______      0.471      0.497      0.497      0.482
                                                                               -------    -------    -------    -------
Total from investment operations                                     ______      0.471      0.497      0.497      0.482
                                                                               -------    -------    -------    -------

Less dividends
Dividends from net investment income                                 ______    (0.471)    (0.497)    (0.497)    (0.482)
                                                                               -------    -------    -------    -------
Total dividends                                                      ______    (0.471)    (0.497)    (0.497)    (0.482)
                                                                               -------    -------    -------    -------

Net asset value, end of year                                         ______    $10.000    $10.000    $10.000    $10.000
                                                                               =======    =======    =======    =======

Total return(1)                                                      ______      4.81%      5.08%      5.10%      4.93%

Ratios and supplemental data
Net assets, end of period (000 omitted)                              ______    $57,421    $42,893    $30,711    $26,479
Ratio of expenses to average net assets                              ______      0.56%      0.59%      0.64%      0.61%
Ratio of net investment income to average net assets                 ______      4.72%      4.96%      4.98%      4.82%
------------------------------------------------------------------ ---------- ---------- ---------- ---------- ----------

(1) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

Convertible Securities Series

Our investment strategies

Convertible Securities Series is a type of total return fund that invests in convertible securities to pursue a two-pronged investment objective: capital appreciation and current income.

We invest primarily in convertible securities. Convertible securities are typically preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. They also pay dividends or interest. Our strategy is based on the belief that characteristics of these securities make them particularly appropriate investments in seeking both capital appreciation and current income. These characteristics include:

o the potential for capital appreciation as the value of the underlying common stock increases;
o the relatively high yield received from interest or dividend payments on convertible securities as compared to common stock dividends; and,
o reduced price decline risk relative to the underlying common stock due to the income features of a convertible security.

Securities or assets obtained upon the conversion of convertible securities may be retained, subject to the Series' investment objective. There are no size limits on corporations in whose securities the Series may invest.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Convertible securities often blend the potential benefits of stocks and fixed-income securities.

--------------------------------------------------------------------------------------------------------------------------
                                              Convertible Securities Series
--------------------------------------------------------------------------------------------------------------------------
                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------

Convertible securities: Usually preferred stocks, corporate    Under normal conditions, the Series intends to invest at
bonds or equity-linked securities that can be exchanged for    least 65% of its total assets in convertible securities,
a set number of shares of common stock at a predetermined      which may include privately placed convertible securities.
price. These securities typically offer higher appreciation
potential than nonconvertible bonds and greater income         We will invest in convertible debt securities without
potential than nonconvertible preferred stocks.                regard to rating categories. To the extent that
                                                               convertible debt securities we hold are not investment
Convertible bonds are often rated below investment grade,      grade or are not rated, there may be a greater risk as to
that is, not rated within the four highest categories by S&P   the timely payment of interest and principal.
and Moody's.  Debt securities rated below investment grade
are often referred to as "high-yield bonds" or "junk bonds,"   If a convertible security held by the Series is called
although these terms are not generally used in reference to    for redemption, the Series will be required to redeem
convertible debt securities.                                   the security, convert it into the underlying common
                                                               stock or sell it to a third party.
A convertible security may be subject to redemption at the
option of the issuer at a price established in the
instrument under which the convertible security was issued.
-------------------------------------------------------------- -----------------------------------------------------------
Zero coupon bonds and pay-in-kind bonds: Zero coupon           The Series may invest in zero coupon bonds and
securities are debt obligations which do not entitle the       payment-in-kind bonds, though this is not expected to be
holder to any periodic payments of interest prior to           a significant component of its strategy.  The market
maturity or a specified date when the securities begin         prices of these bonds are generally more volatile than
paying current interest. Therefore, they are issued and        the market prices of securities that pay interest
traded at a discount from their face amounts or par value.     periodically and are likely to react to changes in
Payment-in-kind bonds pay interest or dividends in the form    interest rates to a greater degree than interest-paying
of additional bonds or preferred stock.                        bonds having similar maturities and credit quality.  They
                                                               may have certain tax consequences which, under certain
                                                               conditions, could be adverse to the Series.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                              Convertible Securities Series
--------------------------------------------------------------------------------------------------------------------------
                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------

Private placements: Private placement securities are           What portion of the Series' portfolio is invested in
securities which have not been registered with the SEC and     convertible securities purchased in private placements
are usually only sold to large institutional investors. An     depends upon the relative attractiveness of those
issuer is often willing to provide more attractive features    securities compared to convertible securities that are
in securities issued privately because it has avoided the      publicly offered.  Ordinarily, the Series expects that
expense and delay involved in a public offering. Many          50% of its portfolio may be invested in convertible
private placement securities are subject to the SEC's Rule     securities purchased in private placements, but the
144A, which permits them to be freely traded among qualified   percentage may be substantially greater or less than 50%,
institutional buyers.  These securities may therefore have a   depending upon prevailing market conditions.
liquid secondary market.


                                                               We anticipate that substantially all of the private
                                                               placements we purchase will be subject to Rule 144A.
                                                               Subject to procedures approved by the Series' Board of
                                                               Trustees, we may treat Rule 144A securities as liquid and
                                                               therefore not subject to the 15% limitation on illiquid
                                                               securities described below.
-------------------------------------------------------------- -----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as   Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller     investment for the Series' cash position. In order to
agrees to buy the securities back within a specified time at   enter into these repurchase agreements, the Series must
the same price the buyer paid for them, plus an amount equal   have collateral of at least 102% of the repurchase
to an agreed upon interest rate. Repurchase agreements are     price.  The Series will only enter into repurchase
often viewed as equivalent to cash.                            agreements in which the collateral is U.S. government
                                                               securities.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign securities, Eurodollar convertible securities and      We may use foreign securities, Eurodollar convertible
depositary receipts or notes: Securities of foreign            securities and depository receipts to add diversification
entities, including issuers located in emerging markets,       to the portfolio by permitting the Series to make
issued directly or, in the case of depositary receipts,        investments outside the U.S. market.
through a bank. Such foreign securities may be traded on a
foreign exchange, or they may be in the form of depositary
receipts or notes, such as American Depositary Receipts
(ADRs), American Depositary Notes (ADNs), European
Depositary Receipts (EDRs), European Depositary Notes
(EDNs), Global Depositary Receipts (GDRs) or Global
Depositary Notes (GDNs). Depositary receipts and notes
represent a bank's holding of a stated number of shares of a foreign corporation, which entitles the holder to all
dividends and capital gains earned by the underlying foreign shares.

The Series may also invest in Eurodollar convertible
securities. Eurodollar convertible securities are
fixed-income securities that are denominated in U.S. dollars and which are convertible into equity securities of that
issuer.  These Eurodollar securities are payable outside of
the United States.
-------------------------------------------------------------- -----------------------------------------------------------
Illiquid securities: Securities that do not have a ready       We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at         securities, including repurchase agreements with
approximately the price that a series has valued them.         maturities of over seven days.
-------------------------------------------------------------- -----------------------------------------------------------

The Series may also invest in other securities including preferred and common stock, warrants, U.S. government securities, non-convertible fixed-income securities, options, futures contracts and options on futures contracts and money market securities. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table.

Lending securities
Convertible Securities Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Convertible Securities Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Short sales against the box The Series may engage in short sales "against the box." While a short sale is made by selling a security the Series does not own, a short sale is "against the box" if the Series owns or has the right to obtain securities identical to those sold short, at no added cost.

Temporary defensive positions
For temporary defensive purposes, Convertible Securities Series may hold all or a substantial portion of its assets in cash or cash equivalents, U.S. government securities and investment grade corporate bonds. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Convertible Securities Series' annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in Convertible Securities Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Convertible Securities Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------
                                              Convertible Securities Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain marketlike the stock or bond           securities we believe can continue to pay income and
marketwill decline in value because of factors such as         appreciate over an extended time frame regardless of
economic conditions, future expectations or investor           interim market fluctuations. We do not try to predict
confidence.                                                    overall stock market movements and though we may hold
                                                               securities for any period of time, we do not typically
                                                               trade for short-term purposes.
-------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk is the risk that the value of       We limit the amount of Convertible Securities Series'
securities in a particular industry or the value of an         assets invested in any one industry and in any individual
individual stock or bond will decline because of changing      security. We also follow a rigorous selection process
expectations for the performance of that industry or for the   before choosing securities for the portfolio.
individual company issuing the security.
-------------------------------------------------------------- -----------------------------------------------------------
Credit risk The possibility that a security's issuer (or an    This risk may be reduced because of the ability to
entity that insures the security) will be unable to make       convert these securities into common stock.
timely payments of interest, dividends and principal.

Investing in securities rated below investment grade entails greater risk of principal loss than associated with
investment grade bonds.  It is likely that protracted
periods of economic uncertainty would cause increased
volatility in the market prices of non-investment grade
securities and corresponding volatility in the Series' net
asset value.
-------------------------------------------------------------- -----------------------------------------------------------
Interest rate risk is the risk that securities, particularly   We will monitor interest rate trends and their potential
bonds with longer maturities, will decrease in value if        impact on the Series.  Though convertible securities may
interest rates rise.                                           be sensitive to interest rate movements, an individual
                                                               security's link to the underlying common stock may reduce
                                                               that sensitivity.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign risk is the risk that foreign securities may be        Most of the foreign securities that we invest in are
adversely affected by political instability (including         denominated in U.S. dollars.
governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions or
inadequate regulatory and accounting standards.  Foreign
markets may also be less efficient, less liquid, have
greater price volatility, less regulation and higher
transaction costs than U.S. markets.
-------------------------------------------------------------- -----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be    We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a series values them.
-------------------------------------------------------------- -----------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.75%] of average daily net assets for the last fiscal year.

Portfolio manager

Damon Andres has primary responsibility for making day-to-day investment decisions for the Convertible Securities Series.

Damon Andres, Vice President/Portfolio Manager, earned a BS in Business Administration with an emphasis in Finance and Accounting from the University of Richmond. Prior to joining Delaware Investments in 1994, Mr. Andres performed investment consulting services as a Consulting Associate with Cambridge Associates, Inc. in Arlington, Virginia. Mr. Andres has been managing the Convertible Securities Series since February 1999.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------- --------------------------------------------- ---------------
CONVERTIBLE SECURITIES SERIES                                                                                     Period
                                                                              Year Ended 12/31                   5/1/97(1)
                                                                ---------------------------------------------     through
                                                                      2000          1999           1998          12/31/97
--------------------------------------------------------------- --------------- ------------- --------------- ---------------
Net asset value, beginning of period                                  _____       $11.160         $11.660         $10.000

Income (loss) from investment operations                              _____
Net investment income                                                 _____         0.493           0.386           0.318
Net realized and unrealized gain (loss) on investments                _____         0.247         (0.511)           1.342
                                                                                  -------         -------         -------
Total from investment operations                                      _____         0.740         (0.125)           1.660
                                                                                  -------         -------         -------

Less dividends and distributions
Dividends from net investment income                                  _____       (0.410)         (0.305)            none
Distributions from net realized gain on investments                   _____          none         (0.070)            none
                                                                                  -------         -------         -------
Total dividends and distributions                                     _____       (0.410)         (0.375)            none
                                                                                  -------         -------         -------

Net asset value, end of period                                        _____       $11.490         $11.160         $11.660
                                                                                  =======         =======         =======

Total return(2)                                                       _____         6.97%         (1.17%)       16.60%(3)

Ratios and supplemental data
Net assets, end of period (000 omitted)                               _____        $9,637          $8,133          $3,921
Ratio of expenses to average net assets                               _____         0.83%           0.82%           0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly           _____         0.83%           0.82%           2.30%
Ratio of net investment income to average net assets                  _____         4.64%           4.78%           5.68%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly                         4.64%           4.78%           4.18%
Portfolio turnover                                                    _____           35%             77%            209%
--------------------------------------------------------------- --------------- ------------- --------------- ---------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3)  Total return reflects expense limitations in effect for the Series.

Devon Series

Our investment strategies

Devon Series is a total return fund but invests the majority of its assets in stocks. Since the Series invests primarily in stocks, shareholders should be comfortable accepting fluctuations of principal.

We invest primarily in common stocks that we believe have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency. In selecting stocks for Devon Series, we consider factors such as how much the company's earnings have grown in the past, the company's potential for strong positive cash flow, and the price/earnings ratio of the stock compared to other stocks in the market. We avoid stocks that we think are overvalued. We seek stocks that we believe have the potential for above-average earnings per share growth.

Devon Series uses the same investment strategy as Delaware Devon Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation. Certain stocks that we invest in may pay dividends and others may not.

--------------------------------------------------------------------------------------------------------------------------
                                                       Devon Series
--------------------------------------------------------------------------------------------------------------------------
                          Securities                                                How we use them
-------------------------------------------------------------- -----------------------------------------------------------
Common stocks: Securities that represent shares of             Generally, 90% to 100% of the Series' assets will be
ownership in a corporation. Stockholders participate in the    invested in common stocks.  We will invest primarily in
corporation's profits and losses, proportionate to the         stocks that we believe have the potential for
number of shares they own.                                     above-average earnings per share growth. The Fund is
                                                               permitted to invest without limitation in non-dividend
                                                               paying and non-income producing equity securities.
-------------------------------------------------------------- -----------------------------------------------------------

Convertible securities: Usually preferred stocks or            Devon Series may invest in convertible securities;
corporate bonds that can be exchanged for a set number of      however, we will not invest more than 5% of net assets
shares of common stock at a predetermined price. These         in convertible debt securities that are rated below
securities offer higher appreciation potential than            investment grade by an NRSRO or in securities that are
nonconvertible bonds and greater income potential than         unrated but deemed equivalent to non-investment grade.
nonconvertible preferred stocks.
-------------------------------------------------------------- -----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as   Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller     investment for the Series' cash position. In order to
agrees to buy the securities back within a specified time at   enter into these repurchase agreements, the Series must
the same price the buyer paid for them, plus an amount equal   have collateral of at least 102% of the repurchase
to an agreed upon interest rate. Repurchase agreements are     price.  The Series will only enter into repurchase
often viewed as equivalent to cash.                            agreements in which the collateral is U.S. government
                                                               securities.
-------------------------------------------------------------- -----------------------------------------------------------
American Depositary Receipts (ADRs): Certificates issued by    We may invest without limitation in ADRs.
a U.S. bank that represent the bank's holdings of a stated
number of shares of a foreign corporation. An ADR entitles
the holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the same as U.S. securities.
-------------------------------------------------------------- -----------------------------------------------------------
Restricted and illiquid securities: Restricted securities      We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted     securities.  For this Series, the 10% limit includes
under securities law.                                          restricted securities such as privately placed securities
                                                               that are eligible for resale only among certain
Illiquid securities are securities that do not have a ready    institutional buyers without registration, which are
market, and cannot be easily sold within seven days at         commonly known as "Rule 144A Securities" and repurchase
approximately the price that a series has valued them.         agreements with maturities of over seven days.
-------------------------------------------------------------- -----------------------------------------------------------

Devon Series may also invest in other securities including real estate investment trusts, rights and warrants to purchase common stock, fixed-income securities, futures contracts and options. The securities may also invest directly in foreign securities. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Devon Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Devon Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Devon Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds cash or cash equivalents, the Series may be unable to achieve its investment objective.

Portfolio turnover
The Series modified its investment strategy in March 2001 to become more growth-oriented. As a result, portfolio turnover may be relatively higher than in past years, and may exceed 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Devon Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Devon Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------
                                                      Devon Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain marketlike the stock or bond           stocks we believe can appreciate over an extended time
marketwill decline in value because of factors such as         frame regardless of interim market fluctuations. We do
economic conditions, future expectations or investor           not try to predict overall stock market movements and
confidence.                                                    generally do not trade for short-term purposes.
-------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk is the risk that the value of       We limit the amount of Devon Series' assets invested in
securities in a particular industry or the value of an         any one industry and in any individual security. We also
individual stock or bond will decline because of changing      follow a rigorous selection process before choosing
expectations for the performance of that industry or for the   securities for the portfolio.
individual company issuing the stock or bond.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign risk is the risk that foreign securities may be        We typically invest only a small portion of Devon Series'
adversely affected by political instability (including         portfolio in foreign securities. When we do purchase
governmental seizures or nationalization of assets), changes   foreign securities, they are often denominated in U.S.
in currency exchange rates, foreign economic conditions or     dollars. We also tend to avoid markets where we believe
inadequate regulatory and accounting standards. Foreign        accounting principles or the regulatory structure are
markets may also be less efficient, less liquid, have          underdeveloped.
greater price volatility, less regulation and higher
transaction costs than U.S. markets.
-------------------------------------------------------------- -----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be    We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a series values them.
-------------------------------------------------------------- -----------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.63%] of average daily net assets for the last fiscal year.

Portfolio manager

Frank X. Morris has primary responsibility for making day-to-day investment decisions for the Devon Series. In making investment decisions for the Series, Mr. Morris regularly consults with Michael S. Morris.

Frank X. Morris, Vice President/Senior Portfolio Manager, holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. Mr. Morris has been managing institutional equity portfolios at Delaware Investments since 1997. He has 17 years of investment management experience. He came to Delaware Investments from PNC Asset Management where he served as a securities analyst from 1983 to 1991 and portfolio manager from 1991 to 1994. He was subsequently named Director of Equity Research at PNC. He is a past president of the Philadelphia Society of Financial Analysts. Mr. Morris has been a member of Devon Series' management team since March 1999.

Michael S. Morris, Assistant Vice President/Equity Analyst, holds a BS from Indiana University with a major in finance. Previously he served as equity analyst at Walnut Asset Management where he covered a variety of industries. He has also worked at Pilgrim Baxter as a Senior Research Analyst covering financials and began his career at The State Teachers Retirement System of Ohio. Mr. Morris is a CFA charterholder.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

---------------------------------------------------------------------------------------------------------------------------
DEVON SERIES                                                                                                     Period
                                                                              Year Ended 12/31                   5/1/97(1)
                                                                 --------------------------------------------    through
                                                                      2000           1999          1998          12/31/97
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                _______         $15.440       $12.730         $10.000

Income (loss) from investment operations
Net investment income                                               _______           0.113         0.106           0.080
Net realized and unrealized gain (loss) on investments              _______         (1.669)         2.889           2.650
                                                                                    -------       -------         -------
Total from investment operations                                    _______         (1.556)         2.995           2.730
                                                                                    -------       -------         -------

Less dividends and distributions
Dividends from net investment income                                _______         (0.090)       (0.080)            none
Distributions from net realized gain on investments                 _______         (0.174)       (0.205)            none
                                                                                    -------       -------         -------
Total dividends and distributions                                   _______         (0.264)       (0.285)            none
                                                                                    -------       -------         -------

Net asset value, end of period                                      _______         $13.620       $15.440         $12.730
                                                                                    =======       =======         =======

Total return(2)                                                     _______        (10.13%)        24.05%       27.30%(3)

Ratios and supplemental data
Net assets, end of period (000 omitted)                             _______         $77,929       $68,714         $16,653
Ratio of expenses to average net assets                             _______           0.75%         0.66%           0.80%
Ratio of expenses to average net assets
    prior to expense limitation and expenses paid indirectly        _______           0.75%         0.66%           0.91%
Ratio of net investment income to average net assets                _______           0.90%         1.30%           2.01%
Ratio of net investment income to average net assets
    prior to expense limitation and expenses paid indirectly        _______           0.90%         1.30%           1.90%
Portfolio turnover                                                  _______            101%           34%             80%
---------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3)  Total return reflects expense limitations in effect for the Series.

Emerging Markets Series

Our investment strategies

Emerging Markets Series seeks long-term capital appreciation. The Series may invest in a broad range of equity securities, including common stocks. Our primary emphasis will be on the stocks of companies located in or having their principal business in an emerging country.

We consider an "emerging country" to be any country that is

     o generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation;
     o    any country that is classified by the United Nations as developing; or
     o any country that is included in the International Finance Corporation Free Index or the Morgan Stanley Capital International Emerging Markets Free Index.

Developing or emerging countries include almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe. A representative list of the countries where we may invest includes: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. We may invest in other countries, particularly as markets in other emerging countries develop. More than 25% of the Series' total assets may be invested in the securities of issuers located in the same country.

In deciding whether a company is from an emerging country, we evaluate publicly available information and question individual companies to determine if the company meets one of the following criteria:

     o the principal trading market for the company's securities is in a country that is emerging;
     o the company generates 50% or more of its annual revenue from operations in emerging countries, even though the company's securities are traded in an established market or in a combination of emerging and established markets;
     o the company is organized under the laws of an emerging market country and has a principal office in an emerging country.

Currently, investing in many emerging countries is not feasible or may involve significant political risks. We focus our investments in emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated. In deciding where to invest we place particular emphasis on factors such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. We believe investment opportunities may result from an evolving long-term trend favoring market-oriented economies, a trend that may particularly benefit countries having developing markets.

When we evaluate individual companies we strive to apply a value-oriented selection process, similar to what we use for International Equity Series. However, in emerging markets, more of the return is expected to come from capital appreciation rather than income. Thus, there is greater emphasis on the manager's assessment of the company's future growth potential.

The Series may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

Emerging Markets Series uses the same investment strategy as Delaware Emerging Markets Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

--------------------------------------------------------------------------------------------------------------------------
                                                 Emerging Markets Series
--------------------------------------------------------------------------------------------------------------------------
                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------

Common stocks of emerging market companies: Securities that    The Series will invest its assets in common stocks, some
represent shares of ownership in a corporation.                of which will be dividend-paying stocks.
Stockholders participate in the corporation's profits and
losses, proportionate to the number of shares they own.
-------------------------------------------------------------- -----------------------------------------------------------
Corporate bonds: Debt obligations issued by U.S. or foreign    Emerging Markets Series may invest in corporate
corporations.                                                  obligations issued by emerging country companies.  These
                                                               bonds may be high risk, fixed-income securities.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign government securities: Debt obligations issued by a    We may invest a portion of Emerging Markets Series'
government other than the United States or by an agency,       assets in foreign governmental securities issued by
instrumentality or political subdivision of such governments.  emerging or developing countries, which may be lower rated, including securities rated below investment grade.
-------------------------------------------------------------- -----------------------------------------------------------
Investment company securities: In some countries,              The Series may hold open-end and closed-end investment
investments by U.S. mutual funds are generally made by         company securities if we believe the country offers good
purchasing shares of investment companies that in turn         investment opportunities.  These investments involve an
invest in the securities of such countries.                    indirect payment of a portion of the expenses of the
                                                               other investment companies, including their advisory fees.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign currency transactions: A forward foreign currency      The Series may invest in securities issued in any
exchange contract involves an obligation to purchase or sell   currency and hold foreign currency.  Securities of
a specific currency on a fixed future date at a price that     issuers within a given country may be denominated in the
is set at the time of the contract. The future date may be     currency of another country or in multinational currency
any number of days from the date of the contract as agreed     units such as the Euro.
by the parties involved.
                                                               Although the Series values its assets daily in U.S.
                                                               dollars, it does not intend to convert its holdings of
                                                               foreign currencies into U.S. dollars on a daily basis.
                                                               The Series will, however, from time to time, purchase or
                                                               sell foreign currencies and/or engage in forward foreign
                                                               currency exchange transactions.  The Series may conduct
                                                               its foreign currency transactions on a cash basis at the
                                                               rate prevailing in the foreign currency exchange market
                                                               or through a forward foreign currency exchange contract
                                                               or forward contract.

                                                               The Series may use forward contracts for defensive
                                                               hedging purposes to attempt to protect the value of the
                                                               Series' current security or currency holdings.  It may
                                                               also use forward contracts if it has agreed to sell a
                                                               security and wants to "lock-in" the price of that
                                                               security, in terms of U.S. dollars.  Investors should be
                                                               aware of the costs of currency conversion. The Series
                                                               will not use forward contracts for speculative purposes.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                 Emerging Markets Series
--------------------------------------------------------------------------------------------------------------------------
                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------

American Depositary Receipts (ADRs), European Depositary       The Series may invest in sponsored and unsponsored ADRs,
Receipts (EDRs), and Global Depositary Receipts (GDRs):        EDRs and GDRs, generally focusing on those whose
ADRs are receipts issued by a U.S. depositary (usually a       underlying securities are issued by foreign entities.
U.S. bank) and EDRs and GDRs are receipts issued by a
depositary outside of the U.S. (usually a non-U.S. bank or     To determine whether to purchase a security in a foreign
trust company or a foreign branch of a U.S. bank).             market or through depositary receipts, we evaluate the
Depositary receipts represent an ownership interest in an      price levels, the transaction costs, taxes and
underlying security that is held by the depositary.            administrative costs involved with each security to
Generally, the holder of the depositary receipt is entitled    identify the most efficient choice.
to all payments of interest, dividends or capital gains that are made on the underlying security.
-------------------------------------------------------------- -----------------------------------------------------------
Brady Bonds: These are debt securities issued under the        The Series may invest in Brady Bonds.  We believe that
framework of the Brady Plan, an initiative for debtor          the economic reforms undertaken by countries in
nations to restructure their outstanding external              connection with the issuance of Brady Bonds can make the
indebtedness (generally, commercial bank debt). Brady Bonds    debt of countries that have issued or have announced
tend to be of lower quality and more speculative than          plans to issue these bonds a viable opportunity for
securities of developed country issuers.                       investment.
-------------------------------------------------------------- -----------------------------------------------------------
High-yield, high risk fixed-income securities: Securities      Emerging Markets Series may invest up to 35% of its net
that are rated lower than BBB by S&P or Baa by Moody's, or     assets, in high-yield, high risk foreign fixed-income
if unrated, of equal quality. These securities may be issued   securities.
by companies or governments of emerging or developing
countries, which may be less creditworthy. The risk that
these companies or governments may not be able to make
interest or principal payments is substantial.
-------------------------------------------------------------- -----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as   Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller     investment for the Series' cash position.  In order to
agrees to buy the securities back within a specified time at   enter into these repurchase agreements, the Series must
the same price the buyer paid for them, plus an amount equal   have collateral of at least 102% of the repurchase price.
to an agreed upon interest rate. Repurchase agreements are     The Series may enter into repurchase agreements in which
often viewed as equivalent to cash.                            the collateral is any security in which it may invest,
                                                               but normally uses U.S. government securities as
                                                               collateral.
-------------------------------------------------------------- -----------------------------------------------------------
Restricted securities: Privately placed securities whose       We may invest in privately placed securities, including
resale is restricted under securities law.                     those that are eligible for resale only among certain
                                                               institutional buyers without registration which are
                                                               commonly known as Rule 144A Securities. Restricted
                                                               securities that are determined to be illiquid may not
                                                               exceed the Series' 10% limit on illiquid securities,
                                                               which is described below.
-------------------------------------------------------------- -----------------------------------------------------------
Illiquid securities: Securities that do not have a ready       We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold within seven days at         securities, including repurchase agreements with
approximately the price that a series has valued them.         maturities of over seven days.
-------------------------------------------------------------- -----------------------------------------------------------

The Series may also invest in other securities including preferred stocks, convertible securities, zero coupon bonds, warrants, futures and options. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Emerging Market Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short-sales or other securities transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Emerging Markets Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Emerging Markets Series may hold all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. government. The Series may also invest all or a substantial portion of its assets in high quality debt instruments issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's or, if unrated, will be determined to be of comparable quality. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
The Series anticipates that its annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in Emerging Markets Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Emerging Markets Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------
                                                 Emerging Markets Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain marketlike the stock or bond           stocks we believe can appreciate over an extended time
marketwill decline in value because of factors such as         frame regardless of interim market fluctuations. In
economic conditions, future expectations or investor           deciding what portion of the Series' portfolio should be
confidence.                                                    invested in any individual country, we evaluate a variety
                                                               of factors, including opportunities and risks relative to
                                                               other countries.  We can also somewhat reduce market risk
                                                               by holding a diversified portfolio.
-------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk is the risk that the value of       We typically hold a number of different securities in a
securities in a particular industry or the value of an         variety of sectors in order to minimize the impact that a
individual stock or bond will decline because of changing      poorly performing security would have on the Series.
expectations for the performance of that industry or for the   This risk is more significant for the Series, which is a
individual company issuing the stock or bond.                  non-diversified fund.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign risk is the risk that foreign securities may be        We carefully evaluate the overall situations in the
adversely affected by political instability (including         countries where we invest in an attempt to reduce these
governmental seizures or nationalization of assets), changes   risks.  We also tend to avoid markets where we believe
in currency exchange rates, foreign economic conditions or     accounting principles or the regulatory structure are too
inadequate regulatory and accounting standards. Foreign        underdeveloped.
markets may also be less efficient, less liquid, have
greater price volatility, less regulation and higher
transaction costs than U.S. markets.
-------------------------------------------------------------- -----------------------------------------------------------
Currency risk is the risk that the value of the Series'        The Series may try to hedge its currency risk by
investments may be negatively affected by changes in           purchasing foreign currency exchange contracts.  If the
foreign currency exchange rates.  Adverse changes in           Series agrees to purchase or sell foreign securities at a
exchange rates may reduce or eliminate any gains produced      pre-set price on a future date, the Series attempts to
by investments that are denominated in foreign currencies      protect the value of a security its own from future
and may increase any losses.                                   changes in currency rates.  If the Series has agreed to
                                                               purchase or sell a security, it may also use foreign
                                                               currency exchange contracts to  "lock-in" the security's
                                                               price in terms of U.S. dollars or another applicable
                                                               currency.  The Series may use forward currency exchange
                                                               contracts only for defensive or protective measures, not
                                                               to enhance portfolio returns. However, there is no
                                                               assurance that such a strategy will be successful.

                                                               Another way in which we can protect against this risk is
                                                               by holding stocks whose earnings are from exports or
                                                               priced in U.S. dollars, so that a devaluation means
                                                               unchanged U.S. dollars earnings (and higher local
                                                               currency earnings).
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                 Emerging Markets Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Small company risk is the risk that prices of smaller          The Series may invest in small companies and would be
companies may be more volatile than larger companies           subject to this risk.  We typically hold a number of
because of limited financial resources or dependence on        different stocks in order to reduce the impact that one
narrow product lines. Small company risk also comes from       small company stock would have on the Series.  This risk
lower liquidity typically associated with small company        is more significant for the Series, which is a
stocks, which means the price may be affected by poorly        non-diversified fund.
executed trades, even if the underlying business of the
company is unchanged.
-------------------------------------------------------------- -----------------------------------------------------------
Political risk is the risk that countries or the entire        We carefully evaluate the political situations in the
region where we invest may experience political                countries where we invest and take into account any
instability, which may cause greater fluctuation in the        potential risks before we select securities for the
value and liquidity of our investments due to changes in       portfolio.  We can also somewhat reduce political risk by
currency exchange rates, governmental seizures or              holding a diversified portfolio. However, there is no way
nationalization of assets.                                     to eliminate political risk when investing
                                                               internationally.
-------------------------------------------------------------- -----------------------------------------------------------
Emerging markets risk is the possibility that the risks        Striving to manage this risk, the portfolio managers
associated with international investing will be greater in     carefully screen securities within emerging markets and
emerging markets than in more developed foreign markets        attempt to consider material risks associated with an
because, among other things, emerging markets may have less    individual company or bond issuer.  We cannot eliminate
stable political and economic environments.                    emerging market risk and consequently encourage
                                                               shareholders to invest in this Series only if they have a
                                                               long-term time horizon, over which the potential of
                                                               individual securities is more likely to be realized.
-------------------------------------------------------------- -----------------------------------------------------------
Inefficient market risk is the risk that foreign markets may   The Series will attempt to reduce these risks by
be less liquid, have greater price volatility, less            investing in a number of different countries, and noting
regulation and higher transaction costs than U.S. markets.     trends in the economy, industries and financial markets.
-------------------------------------------------------------- -----------------------------------------------------------
Information risk is the possibility that foreign companies     The Series conducts a great deal of fundamental research
are subject to different accounting, auditing and financial    on the companies that it invests in rather than relying
reporting standards than U.S. companies.  There may be less    solely on information available through financial
information available about foreign issuers than domestic      reporting.  We believe this will help us to better
issuers.  Furthermore, regulatory oversight of foreign         uncover any potential weaknesses in individual companies.
issuers may be less stringent or less consistently applied
than in the United States.
-------------------------------------------------------------- -----------------------------------------------------------
Non-diversified funds risk: Non-diversified investment         The Series is a non-diversified fund as defined by the
companies have the flexibility to invest as much as 50% of     Investment Company Act of 1940. Nevertheless, we
their assets in as few as two issuers with no single issuer    typically hold securities from a variety of different
accounting for more than 25% of the portfolio.  The            issuers, representing a number of different countries.
remaining 50% of the portfolio must be diversified so that     We also perform extensive analysis on all securities,
no more than 5% of a fund's assets is invested in the          particularly those that represent a larger percentage of
securities of a single issuer.  Because a non-diversified      portfolio assets.
fund may invest its assets in fewer issuers, the value of
series shares may increase or decrease more rapidly than if
the series were fully diversified.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign government securities risks relate to the ability of   The Series attempts to limit this risk by performing
a foreign government or government related issuer to make      credit analysis on the issuer of each security
timely payments on its external debt obligations.              purchased.  In addition, the Series attempts to reduce
                                                               this risk by limiting the portion of net assets that may
                                                               be invested in these securities.

                                                               The Series also compares the risk-reward potential of
                                                               foreign government securities being considered to that
                                                               offered by equity securities to determine whether to
                                                               allocate assets to equity or fixed-income investments.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                 Emerging Markets Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Credit risk of high-yield, high risk fixed-income              The Series may invest up to 35% of its net assets in
securities: Securities rated lower than BBB by S&P and Baa     high-yield, high risk foreign fixed-income securities.
by Moody's are considered to be of poor standing and
predominantly speculative as to the issuer's ability to        We intend to limit our investment in any single lower
repay interest and principal.                                  rated bond, which can help to reduce the effect of an
                                                               individual default on the Series.  We also intend to
These bonds are often issued by less creditworthy companies    limit our overall holdings of bonds in this category.
or by highly leveraged (indebted) firms, which are generally   Such limitations may not protect the Series from
less able than more financially stable firms to make           widespread bond defaults brought about by a sustained
scheduled payments of interest and principal.  The risks       economic downturn or from price declines that might
posed by bonds issued under such circumstances are             result from changes in the quality ratings of individual
substantial.                                                   bonds.

If there were a national credit crisis or an issuer were to
become insolvent, principal values could be adversely
affected.
-------------------------------------------------------------- -----------------------------------------------------------
Transaction costs risk: Costs of buying, selling and holding   We strive to monitor transaction costs and to choose an
foreign securities, including brokerage, tax and custody       efficient trading strategy for the Series.
costs, may be higher than those involved in domestic
transactions.
-------------------------------------------------------------- -----------------------------------------------------------

Investment manager

The Series is managed by Delaware International Advisers Ltd. Delaware International Advisers makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [1.19%] of average daily net assets for the last fiscal year, reflecting a waiver of fees by the manager.

Portfolio managers

Clive A. Gillmore has primary responsibility for making day-to-day investment decisions for Emerging Markets Series. In making investment decisions for the Series, Mr. Gillmore regularly consults with an international equity team of 14 members, including co-managers, Robert Akester and Joshua H. Brooks.

Clive A. Gillmore, Director, Deputy Managing Director, Senior Portfolio Manager of Delaware International Advisers Ltd., is a graduate of the University of Warwick. He began his career at Legal and General Investment Management, which is the asset management division of Legal and General Assurance Society Ltd., a large U.K. life and pension company. Mr. Gillmore joined Delaware International Advisers in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International Advisers was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment Program. He has been managing Emerging Markets Series since its inception.

Robert Akester, Senior Portfolio Manager of Delaware International Advisers Ltd., joined Delaware International Advisers in 1996. Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.

Joshua H. Brooks, Senior Portfolio Manager of Delaware International Advisers Ltd., holds a bachelor's degree from Yale University and holds an MBA from The London Business School. He began his investment career with Delaware Investments in 1991. Prior to joining the investment team in London, he was based in Philadelphia with responsibilities that included equity market analysis and acting as liaison with Delaware International Advisers.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------ -------------------------------------------- --------------
EMERGING MARKETS SERIES                                                                                             Period
                                                                               Year Ended 12/31                    5/1/97(1)
                                                                   --------------------------------------------     through
                                                                       2000           1999           1998          12/31/97
------------------------------------------------------------------ -------------- -------------- -------------- --------------
Net asset value, beginning of period                                 _______         $5.810         $8.880          $10.000

Income (loss) from investment operations
Net investment income(2)                                             _______          0.126          0.171            0.060
Net realized and unrealized gain (loss) on investments and
foreign currencies                                                   _______          2.597        (2.991)          (1.180)
                                                                                    -------        -------          -------
Total from investment operations                                     _______          2.723        (2.820)          (1.120)
                                                                                    -------        -------          -------

Less dividends and distributions
Dividends from net investment income                                 _______        (0.133)        (0.030)             none
Distributions from net realized gain on investments                  _______           none        (0.220)             none
                                                                                    -------        -------           ------
Total dividends and distributions                                    _______        (0.133)        (0.250)             none
                                                                                    -------        -------           ------

Net asset value, end of period                                       _______         $8.400         $5.810           $8.880
                                                                                     ======         ======           ======

Total return(3)                                                      _______         48.28%       (32.48%)         (11.20%)

Ratios and supplemental data
Net assets, end of period (000 omitted)                              _______        $13,349         $5,356           $5,776
Ratio of expenses to average net assets                              _______          1.47%          1.50%            1.50%
Ratio of expenses to average net assets
    prior to expense limitation and expenses paid indirectly         _______          1.53%          1.67%            2.45%
Ratio of net investment income to average net assets                 _______          1.88%          2.34%            0.89%
Ratio of net investment income (loss) to average net assets
    prior to expense limitation and expenses paid indirectly         _______          1.82%          2.17%          (0.06%)
Portfolio turnover                                                                      20%            38%              48%
------------------------------------------------------------------ -------------- -------------- -------------- --------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2)  Per share information was based on the average shares outstanding method.
(3) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

Global Bond Series

Our investment strategies

Global Bond Series seeks current income consistent with the preservation of principal. We invest primarily in fixed-income securities that may also provide the potential for capital appreciation.

We may invest in:
o    foreign and U.S. government securities;
o    debt obligations of foreign and U.S. companies;
o    debt securities of supranational entities;
o securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of developed country issuers;
o    zero-coupon bonds.

While the Series may purchase securities of issuers in any foreign country, developed or emerging, we currently anticipate investing in Australia, Austria, Canada, Germany, Italy, Japan, Korea, the Netherlands, New Zealand, Norway, Portugal, South Africa, Spain, Sweden and the United Kingdom. This is a representative list; we may also invest in other countries. More than 25% of the Series' total assets may be invested in the securities of issuers located in the same country.

Generally, the value of fixed-income securities rises when interest rates decline and declines when interest rates rise. The value of your investment in the Series will be affected by changes in interest rates. We generally keep the average weighted maturity of the portfolio in the five-to-ten year range. If we anticipate a declining interest rate environment; however, we may extend the average weighted maturity past ten years or if we anticipate a rising rate environment, we may shorten the average weighted maturity to less than five years.

Global Bond Series uses the same investment strategy as Delaware Global Bond Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
                                                  Global Bond Series
-----------------------------------------------------------------------------------------------------------------------
                        Securities                                                How we use them
------------------------------------------------------------ ----------------------------------------------------------

Corporate bonds: Debt obligations issued by U.S. or          Global Bond Series may invest in corporate bonds,
foreign corporations.                                        generally those rated A or better by S&P or Moody's  or
                                                             if unrated, determined to be of comparable quality. The
                                                             Series may also invest in high-yield, high risk emerging
                                                             markets corporate bonds.
------------------------------------------------------------ ----------------------------------------------------------
Foreign government securities: Debt obligations issued by     The Series will generally invest in securities issued
a government other than the United States or by an agency,   by foreign governments, their agencies,
instrumentality or political subdivision of such             instrumentalities or political subdivisions that are
governments.                                                 rated AAA or AA by S&P or Aaa or Aa by Moody's or, if
                                                             unrated, considered to be of comparable quality.  We may
                                                             invest a portion of the Series' assets in foreign
                                                             governmental securities issued by emerging countries,
                                                             which may be lower rated, including securities rated
                                                             below investment grade.
------------------------------------------------------------ ----------------------------------------------------------
U.S. government securities: Securities issued or             The Series may invest a significant portion of its
guaranteed by the U.S. government or issued by an agency     assets in U.S. government securities.  It will invest
or instrumentality of the U.S. government.                   only in U.S. government obligations, including bills,
                                                             notes and bonds that are issued or guaranteed as to the
                                                             payment of principal and interest by the U.S. government
                                                             and securities of U.S. government agencies or
                                                             instrumentalities that are backed by the full faith and
                                                             credit of the United States.
------------------------------------------------------------ ----------------------------------------------------------
Investment company securities: In some countries,            Global Bond Series may hold closed-end investment
investments by U.S. mutual funds are generally made by       company securities. The Series may hold investment
purchasing shares of investment companies that in turn       company securities if we believe the country offers good
invest in the securities of such countries.                  investment opportunities. These investments involve an
                                                             indirect payment of a portion of the expenses of the
                                                             other investment companies, including their advisory
                                                             fees.
------------------------------------------------------------ ----------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                  Global Bond Series
-----------------------------------------------------------------------------------------------------------------------
                        Securities                                                How we use them
------------------------------------------------------------ ----------------------------------------------------------

Foreign currency transactions: A forward foreign currency    The Series may invest in securities issued in any
exchange contract involves an obligation to purchase or      currency and hold foreign currency.  Securities of
sell a specific currency on a fixed future date at a price   issuers within a given country may be denominated in the
that is set at the time of the contract. The future date     currency of another country or in multinational currency
may be any number of days from the date of the contract as   units such as the Euro.
agreed by the parties involved.
                                                             Although the Series values its assets daily in U.S.
                                                             dollars, it does not intend to convert its holdings of
                                                             foreign currencies into U.S. dollars on a daily basis.
                                                             The Series will, however, from time to time, purchase or
                                                             sell foreign currencies and/or engage in forward foreign
                                                             currency exchange transactions.  The Series may conduct
                                                             its foreign currency transactions on a cash basis at the
                                                             rate prevailing in the foreign currency exchange market
                                                             or through a forward foreign currency exchange contract
                                                             or forward contract.

                                                             The Series may use forward contracts for defensive
                                                             hedging purposes to attempt to protect the value of the
                                                             Series' current security or currency holdings.  It may
                                                             also use forward contracts if it has agreed to sell a
                                                             security and wants to "lock-in" the price of that
                                                             security, in terms of U.S. dollars.  Investors should be
                                                             aware of the costs of currency conversion. The Series
                                                             will not use forward contracts for speculative purposes.
------------------------------------------------------------ ----------------------------------------------------------
Supranational entities: Debt securities of supranational     The Series may invest may invest a significant portion
entities may be denominated in any currency. These           of its assets in debt securities of supranational
securities are typically of high-grade quality. A            entities.
supranational entity is an entity established or
financially supported by the national governments of one
or more countries to promote reconstruction or
development. The International Bank for Reconstruction and
Development (more commonly known as the World Bank) would
be one example of a supranational entity.
------------------------------------------------------------ ----------------------------------------------------------
Zero coupon bonds:  Zero coupon bonds are debt obligations   The Series may invest in zero coupon bonds.
that do not entitle the holder to any periodic payments of
interest before maturity or a specified date when the
securities begin paying current interest. Therefore, they
are issued and traded at a discount from their face
amounts or par value. The market prices of zero coupon
bonds are generally more volatile than the market prices
of securities that pay interest periodically and are
likely to respond to changes in interest rates to a
greater degree than do non-zero coupon securities having
similar maturities and credit quality.
------------------------------------------------------------ ----------------------------------------------------------
Brady Bonds:  These are debt securities issued under the     Global Bond Series may invest in Brady Bonds.  We
framework of the Brady Plan, an initiative for debtor        believe that the economic reforms undertaken by
nations to restructure their outstanding external            countries in connection with the issuance of Brady Bonds
indebtedness (generally, commercial bank debt). Brady        can make the debt of countries that have issued or have
Bonds tend to be of lower quality and more speculative       announced plans to issue these bonds a viable
than securities of developed country issuers.                opportunity for investment.
------------------------------------------------------------ ----------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                  Global Bond Series
-----------------------------------------------------------------------------------------------------------------------
                        Securities                                                How we use them
------------------------------------------------------------ ----------------------------------------------------------

High-yield, high risk fixed-income securities: Securities    Global Bond Series may invest a portion of its assets in
that are rated lower than BBB by S&P or Baa by Moody's, or   these securities.
if unrated, of equal quality. These securities may be
issued by companies or governments of emerging or
developing countries, which may be less creditworthy. The
risk that these companies or governments may not be able
to make interest or principal payments is substantial.
------------------------------------------------------------ ----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position.  In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series may enter into repurchase agreements
Repurchase agreements are often viewed as equivalent to      in which the collateral is any security in which it may
cash.                                                        invest, but normally uses U.S. government securities as
                                                             collateral.
------------------------------------------------------------ ----------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ----------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities, including repurchase agreements with
approximately the price that a series has valued them.       maturities of over seven days.
------------------------------------------------------------ ----------------------------------------------------------

The Series may also invest in other securities including futures contracts and options and interest rate swaps. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Global Bond Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short-sales or other securities transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Global Bond Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Global Bond Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds cash or cash equivalents, the Series may be unable to achieve its investment objective.

Portfolio turnover
The Series anticipates that its annual portfolio turnover may exceed 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Global Bond Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Global Bond Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------
                                                   Global Bond Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Market Risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain marketlike the stock or bond           stocks we believe can appreciate over an extended time
marketwill decline in value because of factors such as         frame regardless of interim market fluctuations. In
economic conditions, future expectations or investor           deciding what portion of the Series' portfolio should be
confidence.                                                    invested in any individual country, we evaluate a variety
                                                               of factors, including opportunities and risks relative to
                                                               other countries. As part of the Series' principal
                                                               investment strategy, the Series may invest in securities
                                                               that generally have relatively less market risk.
-------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk is the risk that the value of       We typically hold a number of different securities in a
securities in a particular industry or the value of an         variety of sectors in order to minimize the impact that a
individual stock or bond will decline because of changing      poorly performing security would have on the Series.
expectations for the performance of that industry or for the   This risk is more significant for the Series, which is a
individual company issuing the stock or bond.                  non-diversified fund.
-------------------------------------------------------------- -----------------------------------------------------------
Interest rate risk is the risk that securities, particularly   Interest rate risk is a significant risk for Global Bond
bonds with longer maturities, will decrease in value if        Series.  In an attempt to manage interest rate risk, we
interest rates rise.                                           adjust the Series' average weighted maturity based on our
                                                               view of interest rates.  The Series' average weighted
                                                               maturity will generally be in the five-to-ten year
                                                               range.  When we anticipate that interest rates will
                                                               decline, we may extend the average maturity beyond ten
                                                               years and when we anticipate that interest rates will
                                                               rise, we may shorten the average maturity to less than
                                                               five years.
-------------------------------------------------------------- -----------------------------------------------------------
Currency risk is the risk that the value of a series'          The Series may try to hedge its currency risk by
investments may be negatively affected by changes in foreign   purchasing foreign currency exchange contracts.  If the
currency exchange rates.  Adverse changes in exchange rates    Series agrees to purchase or sell foreign securities at a
may reduce or eliminate any gains produced by investments      pre-set price on a future date, the Series attempts to
that are denominated in foreign currencies and may increase    protect the value of a security it owns from future
any losses.                                                    changes in currency rates.  If the Series has agreed to
                                                               purchase or sell a security, it may also use foreign
                                                               currency exchange contracts to  "lock-in" the security's
                                                               price in terms of U.S. dollars or another applicable
                                                               currency.  The Series may use forward currency exchange
                                                               contracts only for defensive or protective measures, not
                                                               to enhance portfolio returns. However, there is no
                                                               assurance that such a strategy will be successful.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                   Global Bond Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Political risk is the risk that countries or the entire        We evaluate the political situations in the countries
region where we invest may experience political instability.   where we invest and take into account any potential risks
This may cause greater fluctuation in the value and            before we select securities for the portfolio.  However,
liquidity of our investments due to changes in currency        there is no way to eliminate political risk when
exchange rates, governmental seizures or nationalization of    investing internationally.
assets.
-------------------------------------------------------------- -----------------------------------------------------------
Emerging market risk is the possibility that the risks         Striving to manage this risk, the portfolio managers
associated with international investing will be greater in     carefully screen securities within emerging markets and
emerging markets than in more developed foreign markets        attempt to consider material risks associated with an
because, among other things, emerging markets may have less    individual company or bond issuer.  We cannot eliminate
stable political and economic environments.                    emerging market risk and consequently encourage
                                                               shareholders to invest in the Series only if they have a
                                                               long-term time horizon, over which the potential of
                                                               individual securities is more likely to be realized.
-------------------------------------------------------------- -----------------------------------------------------------
Inefficient market risk is the risk that foreign markets may   The Series will attempt to reduce these risks by
be less liquid, have greater price volatility, less            investing in a number of different countries, and noting
regulation and higher transaction costs than U.S. markets.     trends in the economy, industries and financial markets.

                                                               The Series will also perform credit analysis in an
                                                               attempt to reduce these risks.
-------------------------------------------------------------- -----------------------------------------------------------
Information risk is the risk that foreign companies may be     We conduct fundamental research on the companies we
subject to different accounting, auditing and financial        invest in rather than relying solely on information
reporting standards than U.S. companies.  There may be less    available through financial reporting.  We believe this
information available about foreign issuers than domestic      will help us to better uncover any potential weaknesses
issuers.  Furthermore, regulatory oversight of foreign         in individual companies.
issuers may be less stringent or less consistently applied
than in the United States.
-------------------------------------------------------------- -----------------------------------------------------------
Non-diversified funds risk: Non-diversified investment         Global Bond Series is a non-diversified fund as defined
companies have the flexibility to invest as much as 50% of     by the Investment Company Act of 1940. Nevertheless, we
their assets in as few as two issuers with no single issuer    typically hold securities from a variety of different
accounting for more than 25% of the portfolio.  The            issuers, representing a number of different countries.
remaining 50% of the portfolio must be diversified so that     We also perform extensive analysis on all securities,
no more than 5% of a fund's assets is invested in the          particularly those that represent a larger percentage of
securities of a single issuer.  Because a non-diversified      portfolio assets.
fund may invest its assets in fewer issuers, the value of
series shares may increase or decrease more rapidly than if
the series were fully diversified.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign government and supranational  securities risk          The Series will attempt to limit this risk by performing
relates to the ability of a foreign government or government   credit analysis on the issuer of each security purchased.
related issuer to make timely payments on its external debt
obligations.                                                   The Series attempts to reduce the risks associated with
                                                               investing in foreign governments by focusing on bonds
                                                               rated within the two highest rating categories.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                   Global Bond Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Credit risk of high-yield, high risk fixed-income              The Series may invest a portion of its assets in these
securities: Securities rated lower than BBB by S&P and Baa     securities. We intend to limit our investment in any
by Moody's are considered to be of poor standing and           single lower rated bond, which can help to reduce the
predominantly speculative as to the issuer's ability to        effect of an individual default on the Series.  We also
repay interest and principal.                                  intend to limit our overall holdings of bonds in this
                                                               category.  Such limitations may not protect the Series
These bonds are often issued by less creditworthy companies    from widespread bond defaults brought about by a
or by highly leveraged (indebted) firms, which are generally   sustained economic downturn or from price declines that
less able than more financially stable firms to make           might result from changes in the quality ratings of
scheduled payments of interest and principal.  The risks       individual bonds.
posed by bonds issued under such circumstances are
substantial.

If there were a national credit crisis or an issuer were to
become insolvent, principal values could be adversely
affected.
-------------------------------------------------------------- -----------------------------------------------------------
Transaction costs risk:  Costs of buying, selling and          We strive to monitor transaction costs and to choose an
holding foreign securities, including brokerage, tax and       efficient trading strategy for the Series.
custody costs, may be higher than those involved in domestic transactions.
-------------------------------------------------------------- -----------------------------------------------------------

Investment manager

The Series is managed by Delaware International Advisers Ltd. Delaware International Advisers makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.75%] of average daily net assets for the last fiscal year.

Portfolio managers

Christopher A. Moth and Joanna Bates have primary responsibility for making day-to-day investment decisions for Global Bond Series. In making investment decisions for the Series, Mr. Moth and Ms. Bates regularly consult with David G. Tilles and four global fixed income team members.

Christopher A. Moth, Senior Portfolio Manager, Director of Investment Strategy, Fixed Income and Currency and Director of Delaware International Advisers Ltd., is a graduate of The City University London. He joined Delaware International in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London. At Delaware International Advisers, he has been a key contributor in developing the fixed-income product and establishing in-house systems to control and facilitate the investment process. He chairs the global fixed-income and currency meeting. Mr. Moth became Co-Manager of the Series in January 1997.

Joanna Bates, Senior Portfolio Manager, Credit and Emerging Markets of Delaware International Advisers Ltd., is a graduate of London University. She joined the Fixed Income team at Delaware International in June 1997. Prior to that she was Associate Director, Fixed Interest at Hill Samuel Investment Management Ltd. which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as a fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research. Ms. Bates became Co-Manager of the Series in July 1999.

David G. Tilles, Managing Director and Chief Investment Officer of Delaware International Advisers Ltd., was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International Advisers in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International Advisers was Chief Investment Officer of Hill Samuel Investment Management Ltd.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

---------------------------------------------------------------- ----------------------------------------------- ------------
GLOBAL BOND SERIES                                                                                                  Period
                                                                                Year Ended 12/31                   5/2/96(1)
                                                                 -----------------------------------------------    through
                                                                     2000        1999        1998        1997       12/31/96
---------------------------------------------------------------- ----------- ----------- ----------- ----------- ------------
Net asset value, beginning of period                                 ______     $10.680     $10.500     $10.960      $10.000

Income (loss) from investment operations
Net investment income(2)                                             ______       0.576       0.608       0.636        0.339
Net realized and unrealized gain (loss) on investments and
foreign currencies                                                              (0.950)       0.182     (0.551)        0.831
                                                                                -------     -------     -------      -------
Total from investment operations                                     ______     (0.374)       0.790       0.085        1.170
                                                                                -------     -------     -------      -------

Less dividends and distributions
Dividends from net investment income                                 ______     (0.514)     (0.600)     (0.460)      (0.210)
Distributions from net realized gain on investments                  ______     (0.062)     (0.010)     (0.085)         none
                                                                                -------     -------     -------      -------
Total dividends and distributions                                    ______     (0.576)     (0.610)     (0.545)      (0.210)
                                                                                -------     -------     -------      -------

Net asset value, end of period                                       ______      $9.730     $10.680     $10.500      $10.960
                                                                                 ======     =======     =======      =======

Total return(3)                                                      ______     (3.60%)    7.82%(4)    0.88%(4)    11.79%(4)

Ratios and supplemental data
Net assets, end of period (000 omitted)                              ______     $20,231     $21,711     $16,876       $9,471
Ratio of expenses to average net assets                              ______       0.85%       0.83%       0.80%        0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly          ______       0.85%       0.92%       1.08%        1.19%
Ratio of net investment income to average net assets                 ______       5.64%       5.83%       6.03%        6.51%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly          ______       5.64%       5.74%       5.75%        6.12%
Portfolio turnover                                                   ______        100%         79%         97%          56%
---------------------------------------------------------------- ----------- ----------- ----------- ----------- ------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Per share information for the years ended December 31, 1997, 1998 and 1999 was based on the average shares outstanding method.
(4) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(5)  Total return reflects expense limitations in effect for the Series.

Growth and Income Series

Our investment strategies

The Growth and Income Series invests primarily in the common stocks of established companies that we believe have long-term total return potential. The Series pursues what is generally considered to be a value-oriented investment approach. We may consider valuation characteristics such as dividend yield, share repurchase activity, price-to-earnings ratio and cash flow, among others, in seeking stocks we believe are undervalued.

Growth and Income Series uses the same investment strategy as Delaware Growth and Income Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation. Certain stocks held in the portfolio will be dividend-paying stocks and others will not pay dividends.

-------------------------------------------------------------------------------------------------------------------------
                                                 Growth and Income Series
-------------------------------------------------------------------------------------------------------------------------
                          Securities                                                How we use them
-------------------------------------------------------------- -----------------------------------------------------------
Common stocks: Securities that represent shares of             Generally, we invest 90% to 100% of the Series' net
ownership in a corporation. Stockholders participate in the    assets in common stocks.
corporation's profits and losses, proportionate to the
number of shares they own.

-------------------------------------------------------------- -----------------------------------------------------------
American Depositary Receipts (ADRs): Certificates issued by    We may invest without limitation in ADRs.  We use them
a U.S. bank which represent the bank's holdings of a stated    when we believe they offer better total return
number of shares of a foreign corporation.  An ADR entitles    opportunities than U.S. securities.
the holder to all dividends and capital gains earned by the
underlying foreign shares.  ADRs are bought and sold the
same as U.S. securities.
-------------------------------------------------------------- -----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as   Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller     investment for the Series' cash position. In order to
agrees to buy the securities back within a specified time at   enter into these repurchase agreements, the Series' must
the same price the buyer paid for them, plus an amount equal   have collateral of at least 102% of the repurchase
to an agreed upon interest rate. Repurchase agreements are     price.  The Series will only enter into repurchase
often viewed as equivalent to cash.                            agreements in which the collateral is U.S. government
                                                               securities.
-------------------------------------------------------------- -----------------------------------------------------------
Restricted and illiquid securities: Restricted securities      We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted     securities.  For this Series, the 10% limit includes
under securities law.                                          restricted securities such as privately placed securities
                                                               that are eligible for resale only among certain
Illiquid securities are securities that do not have a ready    institutional buyers without registration, which are
market, and cannot be easily sold within seven days at         commonly known as "Rule 144A Securities" and repurchase
approximately the price that a series has valued them.         agreements with maturities of over seven days.
-------------------------------------------------------------- -----------------------------------------------------------

The Series is permitted to invest in all available types of equity securities including preferred stock, rights and warrants and convertible securities. It may also invest in fixed-income securities and enter into options transactions for defensive purposes. It may invest in Global and European Depositary Receipts and directly in foreign securities; however, the manager has no present intention of doing so. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
The Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Growth and Income Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Growth and Income Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds cash or cash equivalents, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that annual portfolio turnover for the Series will be less than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in Growth and Income Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Growth and Income Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------
                                                Growth and Income Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain market  like the stock or bond         stocks we believe can appreciate over an extended time
market -- will decline in value because of factors such as     frame regardless of interim market fluctuations. We do
economic conditions, future expectations or investor           not try to predict overall stock market movements and
confidence.                                                    generally do not trade for short-term purposes.
-------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk is the risk that the value of       We limit the amount of the Series' assets invested in any
securities in a particular industry or the value of an         one industry and in any individual security.  We also
individual stock or bond will decline because of changing      follow a rigorous selection process designed to identify
expectations for the performance of that industry or for the   undervalued securities before choosing securities for the
individual company issuing the stock or bond.                  portfolio.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign risk is the risk that foreign securities may be        We typically invest only a small portion of the Series'
adversely affected by political instability (including         portfolio in foreign corporations through American
governmental seizures or nationalization of assets), changes   Depositary Receipts.  We do not presently intend to
in currency exchange rates, foreign economic conditions or     invest directly in foreign securities.  When we do
inadequate regulatory and accounting standards. Foreign        purchase ADRs, they are generally denominated in U.S.
markets may also be less efficient, less liquid, have          dollars and traded on a U.S. exchange.
greater price volatility, less regulation and higher
transaction costs than U.S. markets.
-------------------------------------------------------------- -----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be    We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a series values them.
-------------------------------------------------------------- -----------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.60%] of average daily net assets for the last fiscal year.

Portfolio manager

John B. Fields has primary responsibility for making day-to-day investment decisions for Growth and Income Series.

John B. Fields, Senior Vice President and Senior Portfolio Manager, joined Delaware Investments in 1992 and has 29 years' experience in investment management. He earned a bachelor's degree and an MBA from Ohio State University. Before joining Delaware Investments, he was Director of Domestic Equity Risk Management at DuPont. Prior to that time, he was Director of Equity Research at Comerica Bank. Mr. Fields is a member of the Financial Analysts Society of Wilmington, Delaware. In making investment decisions for Growth and Income Series, Mr. Fields works with a team of Delaware portfolio managers utilizing the same investment strategy. He has been managing Growth and Income Series since 1992.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------- -----------------------------------------------------------
GROWTH AND INCOME SERIES
                                                                                     Year Ended 12/31
                                                                -----------------------------------------------------------
                                                                   2000        1999        1998        1997        1996
--------------------------------------------------------------- ----------- ----------- ----------- ----------- -----------
Net asset value, beginning of year                                ______     $19.420     $18.800     $15.980      $14.830

Income (loss) from investment operations
Net investment income                                             ______       0.323       0.361       0.324        0.377
Net realized and unrealized gain (loss) on investments                       (0.882)       1.636       4.216        2.398
                                                                             -------     -------     -------      -------
Total from investment operations                                  ______     (0.559)       1.997       4.540        2.775
                                                                             -------     -------     -------      -------

Less dividends and distributions
Dividends from net investment income                              ______     (0.361)     (0.327)     (0.370)      (0.420)
Distributions from net realized gain on investments               ______     (1.480)     (1.050)     (1.350)      (1.205)
                                                                             -------     -------     -------      -------
Total dividends and distributions                                 ______     (1.841)     (1.377)     (1.720)      (1.625)
                                                                             -------     -------     -------      -------

Net asset value, end of year                                      ______     $17.020     $19.420     $18.800      $15.980
                                                                             =======     =======     =======      =======

Total return(1)                                                   ______     (2.98%)      11.35%      31.00%       20.72%

Ratios and supplemental data
Net assets, end of period (000 omitted)                           ______    $501,928    $579,907    $401,402     $166,647
Ratio of expenses to average net assets                           ______       0.71%       0.71%       0.71%        0.67%
Ratio of net investment income to average net assets              ______       1.75%       2.00%       2.02%        2.66%
Portfolio turnover                                                ______         92%         81%         54%          81%
--------------------------------------------------------------- ----------- ----------- ----------- ----------- -----------

(1) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

Growth Opportunities Series

Our investment strategies

We strive to identify companies of medium market capitalization that offer above-average opportunities for long-term capital growth because they are poised to provide high and consistent earnings growth. Medium-size companies are generally considered to be those with market capitalizations between $2 billion and $10 billion.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. However, the smallest companies generally involve the most risk because they may have very limited resources, less management experience and narrower product lines. We believe that medium-size companies can provide many of the growth opportunities of small companies, but with less risk. Medium-size companies may be more established in their industry and have greater financial resources. Yet, they may still have the flexibility and growth potential of a smaller company.

We use a bottom-up approach to stock selection, carefully evaluating the characteristics of individual companies. We rely heavily on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our first step in identifying promising companies is to pinpoint stocks that exhibit one or more of the following characteristics:

o    a history of high earnings-per-share growth;
o expectations for future earnings growth that are either high or accelerating;
o a price to earnings ratio that is low relative to other stocks - indicating that the stock might be undervalued;
o    a discounted cash flow that is high relative to other stocks; or
o a special situation that has caused the stock to fall out of favor, but which we believe creates potential for even greater long-term price appreciation.

Once we have narrowed our search to companies with these characteristics, we then conduct even more thorough hands-on research, evaluating a wide variety of factors, including:

o    the financial strength of the company;
o    the expertise of its management;
o    the growth potential of the company within its industry; and
o    the growth potential of the industry.

Our goal is to select companies that are likely to perform well over an extended time frame.

In order to reduce the inherent risks of equity investing, we maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Growth Opportunities Series uses the same investment strategy as Delaware Growth Opportunities Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

--------------------------------------------------------------------------------------------------------------------------
                                               Growth Opportunities Series
--------------------------------------------------------------------------------------------------------------------------
                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------

Common stocks: Securities that represent shares of ownership   Generally, we invest 85% to 100% of net assets in
in a corporation. Stockholders participate in the              common stock with an emphasis on medium-size
corporation's profits and losses, proportionate to the         companies.
number of shares they own.
-------------------------------------------------------------- -----------------------------------------------------------
American Depositary Receipts (ADRs):  Certificates are         We may hold ADRs when we believe they offer greater
issued by a U.S. bank that represent the bank's holdings of    appreciation potential than U.S. securities.
a stated number of shares of a foreign corporation.  An ADR
entitles the holder to all dividends and capital gains
earned by the underlying foreign shares. ADRs are bought and sold the same as U.S. securities.
-------------------------------------------------------------- -----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as   Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller     investment for the Series' cash position. In order to
agrees to buy the securities back within a specified time at   enter into these repurchase agreements, the Series must
the same price the buyer paid for them, plus an amount equal   have collateral of at least 102% of the repurchase
to an agreed upon interest rate. Repurchase agreements are     price.  The Series will only enter into repurchase
often viewed as equivalent to cash.                            agreements in which the collateral is U.S. government
                                                               securities.
-------------------------------------------------------------- -----------------------------------------------------------
Restricted and illiquid securities: Restricted securities      We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted     securities.  For this Series, the 10% limit includes
under securities law.                                          restricted securities such as privately placed securities
                                                               that are eligible for resale only among certain
Illiquid securities are securities that do not have a ready    institutional buyers without registration, which are
market, and cannot be easily sold within seven days at         commonly known as "Rule 144A Securities" and repurchase
approximately the price that a series has valued them.         agreements with maturities of over seven days.
-------------------------------------------------------------- -----------------------------------------------------------
Options: Options represent a right to buy or sell a security   If we have stocks that appreciated in price, we may want
or group of securities at an agreed upon price at a future     to protect those gains when we anticipate adverse
date. The purchaser of an option may or may not choose to go   conditions. We might use options to neutralize the effect
through with the transaction.                                  of any price declines, without selling the security. We
                                                               might also use options to gain exposure to a particular
Writing a covered call option on a security obligates the      market segment without purchasing individual securities
owner of the security to sell it at an agreed upon price on    in that segment.  We might use this approach if we had
an agreed upon date (usually no more than nine months in the   excess cash that we wanted to invest quickly.
future.) The owner of the security receives a premium
payment from the purchaser of the call, but if the security    We might use covered call options if we believe that
appreciates to a price greater than the agreed upon selling    doing so would help the Series to meet its investment
price, the fund would lose out on those gains.                 objective.

Options are generally considered to be derivative securities.  Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.
-------------------------------------------------------------- -----------------------------------------------------------

Growth Opportunities Series may also invest in other securities including convertible securities, warrants, preferred stocks, bonds and foreign securities. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Growth Opportunities Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Growth Opportunities Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Growth Opportunities Series may hold a substantial portion of its assets in fixed-income obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and corporate bonds rated BBB or above by an NRSRO. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Growth Opportunities Series' annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Growth Opportunities Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Growth Opportunities Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------------
                                                Growth Opportunities Series
----------------------------------------------------------------------------------------------------------------------------
                            Risks                                              How we strive to manage them
--------------------------------------------------------------- ------------------------------------------------------------

Market risk is the risk that all or a majority of the           We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond        stocks we believe can appreciate over an extended time
market -- will decline in value because of factors such as      frame regardless of interim market fluctuations. We do not
economic conditions, future expectations or investor            try to predict overall stock market movements and though
confidence.                                                     we may hold securities for any amount of time, we
                                                                typically do not trade for short-term purposes.
--------------------------------------------------------------- ------------------------------------------------------------
Industry and security risk is the risk that the value of        We limit the amount of Growth Opportunities Series' assets
securities in a particular industry or the value of an          invested in any one industry and in any individual
individual stock or bond will decline because of changing       security. We also follow a rigorous selection process
expectations for the performance of that industry or for the    before choosing securities and continuously monitor them
individual company issuing the stock.                           while they remain in the portfolio.

--------------------------------------------------------------- ------------------------------------------------------------
Small- and medium-size company risk is the risk that prices     Though the Series may invest in small companies, our focus
of smaller companies may be more volatile than larger           is on medium-size companies. We believe medium-size
companies because of limited financial resources or             companies, in general, are more stable than smaller
dependence on narrow product lines.                             companies and involve less risk due to their larger size,
                                                                greater experience and more extensive financial resources.
                                                                Nonetheless, medium-size companies have many of the same
                                                                risks as small companies and are considered to be riskier, in general, than large-size companies.  To address this
                                                                risk, the Series maintains a well-diversified portfolio,
                                                                selects stocks carefully and monitors them continuously.
--------------------------------------------------------------- ------------------------------------------------------------
Interest rate risk is the risk that securities will decrease    We analyze each company's financial situation and its cash
in value if interest rates rise. The risk is generally          flow to determine the company's ability to finance future
associated with bonds; however, because small- and              expansion and operations.  The potential affect that
medium-sized companies often borrow money to finance their      rising interest rates might have on a stock is taken into
operations, they may be adversely affected by rising interest   consideration before the stock is purchased.
rates.
--------------------------------------------------------------- ------------------------------------------------------------
Options risk is the possibility that a series may experience    We will not use options for speculative reasons. We may
a loss if it employs an options strategy related to a           use options to protect gains in the portfolio without
security or a market index and that security or index moves     actually selling a security. We may also use options to
in the opposite direction from what the manager anticipated.    quickly invest excess cash so that the portfolio is
Options also involve additional expenses, which could reduce    generally fully invested.
any benefit or increase any loss that a fund gains from using the strategy.
--------------------------------------------------------------- ------------------------------------------------------------
Foreign risk is the risk that foreign securities may be         We typically invest only a small portion of the Series'
adversely affected by political instability (including          portfolio in foreign corporations indirectly through
governmental seizures or nationalization of assets), changes    American Depositary Receipts. When we do purchase ADRs,
in currency exchange rates, foreign economic conditions or      they are generally denominated in U.S. dollars and traded
inadequate regulatory and accounting standards. Foreign         on a U.S. exchange.
markets may also be less efficient, less liquid, have greater price volatility, less regulation and higher transaction
costs than U.S. markets.
--------------------------------------------------------------- ------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be     We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a series values them.
--------------------------------------------------------------- ------------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.75%] of average daily net assets for the last fiscal year.

Portfolio managers

Gerald S. Frey has primary responsibility for making day-to-day investment decisions for Growth Opportunities Series. When making investment decisions for the Series, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski, Steven T. Lampe and Lori P. Wachs.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Series since March 1997 and was co-manager from June 1996 to March 1997.

Marshall T. Bassett, Vice President/Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

John A. Heffern, Vice President, Portfolio Manager, earned bachelors and MBA degrees at the University of North Carolina at Chapel Hill. Prior to joining Delaware Investments in 1997, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Steven T. Lampe, Vice President, Portfolio Manager, received a bachelor's degree in Economics and an MBA degree with a concentration in Finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small and mid-capitalization growth stocks. He previously served as a tax/audit manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------- ----------------------------------------------------------------
GROWTH OPPORTUNITIES SERIES
(Formerly Delcap Series)                                                                Year Ended 12/31
                                                                ----------------------------------------------------------------
                                                                     2000        1999        1998         1997          1996
--------------------------------------------------------------- -----------  -----------  -----------  ------------  -----------
Net asset value, beginning of year                                ______      $18.550      $17.270       $15.890       $15.130

Income (loss) from investment operations
Net investment income (loss) (1)                                  ______      (0.055)      (0.026)       (0.010)       (0.015)
Net realized and unrealized gain on investments                   ______       11.055        2.901         2.260         2.030
                                                                              -------      -------       -------       -------
Total from investment operations                                  ______       11.000        2.875         2.250         2.015
                                                                              -------      -------       -------       -------

Less dividends and distributions
Dividends from net investment income                              ______         none         none          none       (0.070)
Distributions from net realized gain on investments               ______      (1.000)      (1.595)       (0.870)       (1.185)
                                                                              -------      -------       -------       -------
Total dividends and distributions                                 ______      (1.000)      (1.595)       (0.870)       (1.255)
                                                                              -------      -------       -------       -------

Net asset value, end of year                                      ______      $28.550      $18.550       $17.270       $15.890
                                                                              =======      =======       =======       =======

Total return(2)                                                   ______       62.94%       18.81%(3)     14.90%(3)     14.46%(3)

Ratios and supplemental data
Net assets, end of period (000 omitted)                           ______     $216,062     $130,548      $110,455       $79,900
Ratio of expenses to average net assets                           ______        0.82%        0.80%         0.80%         0.80%
Ratio of expenses to average net assets
    prior to expense limitation and expenses paid indirectly      ______        0.82%        0.86%         0.87%         0.82%
Ratio of net investment income (loss) to average net assets       ______      (0.27%)      (0.16%)       (0.06%)       (0.11%)
Ratio of net investment income (loss) to average net assets
    prior to expense limitation and expenses paid indirectly      ______      (0.27%)      (0.22%)       (0.13%)       (0.13%)
Portfolio turnover                                                ______         132%         142%          134%           85%
--------------------------------------------------------------- ------------ ------------ ------------ ------------- ------------

(1) Per share information for the years ended December 31, 1997, 1998 and 1999 was based on the average shares outstanding method.
(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects expense limitations in effect for the Series.

High Yield Series

Our investment strategies

High Yield Series
We invest primarily in fixed-income securities that we believe will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Series' assets primarily in high-yield bonds or junk bonds, which involve greater risks than investment grade bonds. The Series may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds.

Before selecting high-yield corporate bonds, we carefully evaluate each individual bond including its income potential and the size of the bond issuance. The size of the issuance helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond's payments.

We maintain a well-diversified portfolio of high-yield bonds that represents many different sectors and industries. Through diversification we can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

The Series strives to provide total return, with income as a secondary objective. Before purchasing a bond, we evaluate both the income level and its potential for price appreciation. At least 65% of the Series' assets will be invested in corporate bonds rated at the time of purchase as BB or lower by S&P or similarly rated by another NRSRO or, if unrated, that we judge to be of comparable quality. The Series also may invest in bonds of foreign issuers in pursuit of its objective.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

----------------------------------------------------------------------------------------------------------------------------
                                                     High Yield Series
----------------------------------------------------------------------------------------------------------------------------
                          Securities                                                  How we use them
--------------------------------------------------------------- ------------------------------------------------------------

High-yield corporate bonds: Debt obligations issued by a        The Series may invest without limit in high-yield
corporation and rated lower than investment grade by an NRSRO   corporate bonds.  Typically, we invest in bonds rated BB
such as S&P or Moody's or, if unrated, that we believe are of   or B by S&P or, if unrated, are of equivalent quality. We
comparable quality.  These securities are considered to be of   will not invest more than 15% of total assets in bonds
poor standing and predominately speculative.                    which, at the time of purchase, are rated CCC or, if
                                                                unrated, are of equivalent quality. Also, we will not
                                                                invest in bonds which, at the time of purchase, are rated
                                                                below CCC or, if unrated, are of equivalent quality.
--------------------------------------------------------------- ------------------------------------------------------------
U.S. government securities: Direct U.S. obligations including   The Series may invest without limit in U.S. government
bills, notes, bonds and other debt securities issued by the     securities. However, they will typically be a small
U.S. Treasury or securities of U.S. government agencies or      percentage of the portfolio because they generally do not
instrumentalities which are backed by the full faith and        offer as high a level of current income as high-yield
credit of the United States.                                    corporate bonds.
--------------------------------------------------------------- ------------------------------------------------------------
Foreign government or corporate securities: Securities issued   The Series may invest up to 15% of its total assets in
by foreign governments or supranational entities or foreign     securities of issuers domiciled in foreign countries
corporations.                                                   including both established countries and those with
                                                                emerging markets.  When investing in these foreign
A supranational entity is an entity established or              securities, the Series may not invest more than two-thirds
financially supported by the national governments of one or     of that 15% amount (that is, 10% of total assets) in any
more countries. The International Bank for Reconstruction and   combination of non-dollar denominated securities and
Development (more commonly known as the World Bank) is one      emerging market securities.
example of a Supranational entity.
--------------------------------------------------------------- ------------------------------------------------------------
Zero coupon bonds and pay-in-kind bonds: Zero coupon            We may invest in zero coupon bonds and payment-in-kind
securities are debt obligations which do not entitle the        bonds, though we do not expect this to be a significant
holder to any periodic payments of interest prior to maturity   component of our strategy.  The market prices of these
or a specified date when the securities begin paying current    bonds are generally more volatile than the market prices
interest. Therefore, they are issued and traded at a price      of securities that pay interest periodically and are
lower than their face amounts or par value. Payment-in-kind     likely to react to changes in interest rates to a greater
bonds pay interest or dividends in the form of additional       degree than interest-paying bonds having similar
bonds or preferred stock.                                       maturities and credit quality.  They may have certain tax
                                                                consequences which, under certain conditions, could be
                                                                adverse to the Series.
--------------------------------------------------------------- ------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as    Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller      investment for the Series' cash position. In order to
agrees to buy the securities back within a specified time at    enter into these repurchase agreements, the Series must
the same price the buyer paid for them, plus an amount equal    have collateral of at least 102% of the repurchase price.
to an agreed upon interest rate. Repurchase agreements are      The Series will only enter into repurchase agreements in
often viewed as equivalent to cash.                             which the collateral is U.S. government securities.
--------------------------------------------------------------- ------------------------------------------------------------
Restricted securities: Privately placed securities whose        We may invest in privately placed securities, including
resale is restricted under securities law.                      those that are eligible for resale only among certain
                                                                institutional buyers without registration which are
                                                                commonly known as Rule 144A Securities.

                                                                Restricted securities that are determined to be illiquid
                                                                may not exceed the Series' 15% limit on illiquid
                                                                securities, which is described below.
--------------------------------------------------------------- ------------------------------------------------------------
Illiquid securities: Securities that do not have a ready        We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at          securities.
approximately the price that a series has valued them.
--------------------------------------------------------------- ------------------------------------------------------------

The Series may also invest in other income-producing securities including common stocks and preferred stocks, some of which may have convertible features or attached warrants. The Series may also enter into options. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
The Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, High Yield Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds cash or cash equivalents, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Series' annual portfolio turnover will exceed 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in the High Yield Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in High Yield Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------
                                                    High Yield Series
---------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- ------------------------------------------------------------

Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain marketlike the stock or bond           bonds that we believe will continue to pay interest
marketwill decline in value because of factors such as         regardless of interim market fluctuations. We do not try
economic conditions, future expectations or investor           to predict overall bond market or interest rate movements
confidence.                                                    and generally do not trade for short-term purposes.
-------------------------------------------------------------- ------------------------------------------------------------
Industry and security risk is the risk that the value of       We limit the amount of the Series' assets invested in any
securities in a particular industry or the value of an         one industry and in any individual security. We also
individual stock or bond will decline because of changing      follow a rigorous selection process before choosing
expectations for the performance of that industry or for the   securities for the portfolio.
individual company issuing the stock or bond.
-------------------------------------------------------------- ------------------------------------------------------------
Interest rate risk is the risk that securities will decrease   The Series is subject to interest rate risk.  We cannot
in value if interest rates rise. The risk is greater for       eliminate that risk, but we do strive to manage it by
bonds with longer maturities than for those with shorter       monitoring economic conditions.
maturities.
-------------------------------------------------------------- ------------------------------------------------------------
Credit risk is the risk that there is the possibility that a   Our careful, credit-oriented bond selection and our
bond's issuer will be unable to make timely payments of        commitment to hold a diversified selection of high-yield
interest and principal.                                        bonds are designed to manage this risk.

Investing in so-called "junk" or "high-yield" bonds entails    We will not purchase more than 15% of total assets in
the risk of principal loss, which may be greater than the      bonds which, at the time of purchase, are rated CCC by S&P
risk involved in investment grade bonds. High-yield bonds      or Caa by Moody's or, if unrated, are of equivalent
are sometimes issued by companies whose earnings at the time   quality.  If a bond held by the Series drops below this
of issuance are less than the projected debt service on the    level or goes into default, the Series will begin to sell
junk bonds.                                                    the security in an orderly manner, striving to minimize
                                                               any adverse affect on the Series.
If there were a national credit crisis or an issuer were to
become insolvent, principal values could be adversely
affected.
-------------------------------------------------------------- ------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                    High Yield Series
---------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- ------------------------------------------------------------

Recession risk:  Although the market for high-yield bonds      In striving to manage this risk, we allocate assets across
existed through periods of economic downturns, the             a wide range of industry sectors.  We may emphasize
high-yield market grew rapidly during the long economic        industries that have been less susceptible to economic
expansion which took place in the United States during the     cycles in the past, particularly if we believe that the
1980s.  During that economic expansion, the use of             economy may be entering into a period of slower growth.
high-yield debt securities to finance highly leveraged
corporate acquisitions and restructurings increased
dramatically.  As a result, the high-yield market grew
substantially. Some analysts believe a protracted economic
downturn would severely disrupt the market for high-yield
bonds, adversely affect the value of outstanding bonds and
adversely affect the ability of high-yield issuers to repay
principal and interest.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of
high-yield bonds, an increase in the number of high-yield
bond defaults and corresponding volatility in a series' net
asset value. In the past, uncertainty and volatility in the
high-yield market have resulted in volatility in the Series'
net asset value.
-------------------------------------------------------------- ------------------------------------------------------------
Foreign risk is the risk that foreign securities may be        We may invest up to 15% of total assets in securities of
adversely affected by political instability, changes in        issuers domiciled in foreign countries.  When investing in
currency exchange rates, foreign economic conditions or        these foreign securities, the Series may not invest more
inadequate regulatory and accounting standards. These risks    than two-thirds of that 15% amount (that is, 10% of total
are significantly higher for emerging market securities.       assets) in any combination of non-dollar denominated
Non-dollar denominated securities also carry the risk of       securities and emerging markets securities. We carefully
adverse changes in foreign currency exchange rates.            evaluate the reward and risk associated with each foreign
                                                               security that we consider.
-------------------------------------------------------------- ------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be    A less liquid secondary market may have an adverse effect
readily sold within seven days at approximately the price      on the Series' ability to dispose of particular issues,
that a series values them.                                     when necessary, to meet the Series' liquidity needs or in
                                                               response to a specific economic event, such as the
There is generally no established retail secondary market      deterioration in the creditworthiness of the issuer.  In
for high-yield securities.  As a result, the secondary         striving to manage this risk, we evaluate the size of a
market for high-yield securities is more limited and less      bond issuance as a way to anticipate its likely liquidity
liquid than other secondary securities markets.  The           level.
high-yield secondary market is particularly susceptible to
liquidity problems when the institutions, such as mutual       We may invest only 15% of net assets in illiquid
funds and certain financial institutions, which dominate it    securities.
temporarily stop buying bonds for regulatory, financial or
other reasons.

Adverse publicity and investor perceptions may also disrupt
the secondary market for high-yield securities.
-------------------------------------------------------------- ------------------------------------------------------------
Valuation risk:  A less liquid secondary market as described   The Series' privately placed high-yield securities are
above can make it more difficult for a series to obtain        particularly susceptible to the liquidity and valuation
precise valuations of the high-yield securities in its         risks. We will strive to manage this risk by carefully
portfolio.  During periods of reduced liquidity, judgment      evaluating individual bonds and by limiting the amount of
plays a greater role in valuing high-yield securities.         the portfolio that can be allocated to privately placed
                                                               high-yield securities.
-------------------------------------------------------------- ------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                    High Yield Series
---------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- ------------------------------------------------------------

Redemption risk:   If investors redeem more shares of a        Volatility in the high-yield market could increase
series than are purchased for an extended period of time, a    redemption risk.  We strive to maintain a cash balance
series may be required to sell securities without regard to    sufficient to meet any redemptions.  We may also borrow
the investment merits of such actions.  This could decrease    money, if necessary, to meet redemptions.
a series' asset base, potentially resulting in a higher
expense ratio.
-------------------------------------------------------------- ------------------------------------------------------------
Legislative and regulatory risk:  The United States Congress   We monitor the status of regulatory and legislative
has from time to time taken or considered legislative          proposals to evaluate any possible effects they might have
actions that could adversely affect the high-yield bond        on the Series' portfolio.
market.  For example, Congressional legislation has, with
some exceptions, generally prohibited federally insured
savings and loan institutions from investing in high-yield
securities.  Regulatory actions have also affected the
high-yield market. Similar actions in the future could
reduce liquidity for high-yield issues, reduce the number of new high-yield securities being issued and could make it
more difficult for a series to attain its investment
objective.
-------------------------------------------------------------- ------------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.63%] of average daily net assets for the last fiscal year.

Portfolio managers

Peter C. Andersen has primary responsibility for making day-to-day investment decisions for High Yield Series. In making investment decisions for the Series, Mr. Andersen regularly consults with Jude T. Driscoll.

Peter C. Andersen, Vice President/Senior Portfolio Manager, earned a master's degree in Finance from Harvard University, where he was named a Seamans Fellow. He also holds a master's degree in Physics from Yale University and was named a Skinner Fellow. Mr.Andersen received a bachelor's degree in Mathematics/Physics from Northeastern, where he graduated summa cum laude and ranked first in the Physics Department. Prior to joining Delaware Investments in 2000, Mr. Andersen was a portfolio manager at Conseco Capital Management, where he managed high-yield portfolios for both institutional and retail products. Before that, he was a portfolio manager at Colonial Management Associates and an investment analyst at the venture capital firm of MTDC. Mr. Andersen began his investment career at Arthur D. Little, Inc., where he was a management consultant for the financial services and venture capital practices. He is a CFA charterholder. He has been participating in the management of the Series since September 18, 2000 and assumed primary responsibility for making day-to-day investment decisions for the Series on September 29, 2000.

Jude T. Driscoll, Executive Vice President/Head of Fixed-Income, received a bachelor's degree in Economics from the University of Pennsylvania. Prior to joining Delaware Investments in 2000, Mr. Driscoll was Senior Vice President, Director of Fixed-Income Process at Conseco Capital Management, where he managed bank loan, high-yield and general insurance portfolios. He previously held management positions at NationsBanc Montgomery Securities and Goldman Sachs & Co.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------- ----------------------------------------------------------------
HIGH YIELD SERIES
(Formerly Delchester Series)                                                         Year Ended 12/31
                                                                ----------------------------------------------------------------
                                                                     2000        1999        1998         1997          1996
--------------------------------------------------------------- -----------  -----------  -----------  ------------  -----------
Net asset value, beginning of year                                  ______       $8.460       $9.510      $9.170       $8.940

Income (loss) from investment operations
Net investment income                                               ______        0.781        0.906       0.863        0.853
Net realized and unrealized gain (loss) on investments              ______      (0.987)      (1.048)       0.332        0.230
                                                                                -------      -------     -------      -------
Total from investment operations                                    ______      (0.206)      (0.142)       1.195        1.083
                                                                                -------      -------     -------      -------

Less dividends and distributions
Dividends from net investment income                                ______      (0.784)      (0.905)     (0.855)      (0.853)
Distributions from net realized gain on investments                 ______      (0.050)      (0.003)        none         none
                                                                                -------      -------     -------      -------
Total dividends and distributions                                   ______      (0.834)      (0.908)     (0.855)      (0.853)
                                                                                -------      -------     -------      -------

Net asset value, end of year                                        ______       $7.420       $8.460      $9.510       $9.170
                                                                                 ======       ======      ======       ======

Total return (1)                                                    ______      (2.64%)      (1.83%)      13.63%       12.79%

Ratios and supplemental data
Net assets, end of period (000 omitted)                             ______     $102,633     $120,708     $98,875      $67,665
Ratio of expenses to average net assets                             ______        0.72%        0.70%       0.70%        0.70%
Ratio of net investment income to average net assets                ______        9.75%        9.85%       9.24%        9.54%

Portfolio turnover                                                  ______         110%          86%        121%          93%
--------------------------------------------------------------- -----------  -----------  -----------  ------------  -----------

(1) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

International Equity Series

Our investment strategies

International Equity Series seeks long-term growth without undue risk to principal. We invest primarily in equity securities, including common stocks, which provide the potential for capital appreciation and income. Our strategy would commonly be described as a value strategy. That is, we strive to purchase stocks that are selling for less than their true value. In order to estimate what a security's true value is, we evaluate its future income potential, taking into account the impact both currency fluctuations and inflation might have on that income stream. We then determine what that income would be worth if paid today. That helps us decide what we think the security is worth today. We then compare our estimate of the security's value to its current price to determine if it is a good value.

We use income as an indicator of value because we believe it allows us to compare securities across different sectors and different countries--all using one measurement standard. We can even use this analysis to compare stocks to bonds.

We may purchase securities in any foreign country, developed or emerging; however, we currently anticipate investing in Australia, Belgium, France, Germany, Hong Kong, Japan, Malaysia, the Netherlands, New Zealand, Spain and the United Kingdom. This is a representative list; the Series may also invest in countries not listed here. More than 25% of the Series' total assets may be invested in the securities of issuers located in the same country.

We generally maintain a long-term focus in the Series, seeking companies that we believe will perform well over the next three to five years.

International Equity Series uses the same investment strategy as Delaware International Equity Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

--------------------------------------------------------------------------------------------------------------------------
                                               International Equity Series
--------------------------------------------------------------------------------------------------------------------------
                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------

Common stocks: Securities that represent shares of ownership   The Series will invest its assets in common stocks, some
in a corporation.  Stockholders participate in the             of which will be dividend-paying stocks.
corporation's profits and losses, proportionate to the
number of shares they own.
-------------------------------------------------------------- -----------------------------------------------------------
Investment company securities: In some countries,              International Equity Series may hold closed-end
investments by U.S. mutual funds are generally made by         investment company securities if we believe the country
purchasing shares of investment companies that in turn         offers good investment opportunities. These investments
invest in the securities of such countries.                    involve an indirect payment of a portion of the expenses
                                                               of the other investment companies, including their
                                                               advisory fees.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign currency transactions: A forward foreign currency      The Series may invest in securities issued in any
exchange contract involves an obligation to purchase or sell   currency and hold foreign currency.  Securities of
a specific currency on a fixed future date at a price that     issuers within a given country may be denominated in the
is set at the time of the contract. The future date may be     currency of another country or in multinational currency
any number of days from the date of the contract as agreed     units such as the Euro.
by the parties involved.
                                                               Although the Series values its assets daily in U.S.
                                                               dollars, its does not intend to convert its holdings of
                                                               foreign currencies into U.S. dollars on a daily basis.
                                                               The Series will, however, from time to time, purchase or
                                                               sell foreign currencies and/or engage in forward foreign
                                                               currency exchange transactions.  The Series may conduct
                                                               its foreign currency transactions on a cash basis at the
                                                               rate prevailing in the foreign currency exchange market
                                                               or through a forward foreign currency exchange contract
                                                               or forward contract.

                                                               The Series may use forward contracts for defensive
                                                               hedging purposes to attempt to protect the value of the
                                                               Series' current security or currency holdings.  It may
                                                               also use forward contracts if it has agreed to sell a
                                                               security and wants to "lock-in" the price of that
                                                               security, in terms of U.S. dollars.  Investors should be
                                                               aware of the costs of currency conversion. The Series
                                                               will not use forward contracts for speculative purposes.
-------------------------------------------------------------- -----------------------------------------------------------
American Depositary Receipts (ADRs), European Depositary       The Series may invest in sponsored and unsponsored ADRs,
Receipts (EDRs), and Global Depositary Receipts (GDRs):        EDRs and GDRs, generally focusing on those whose
ADRs are receipts issued by a U.S. depositary (usually a       underlying securities are issued by foreign entities.
U.S. bank) and EDRs and GDRs are receipts issued by a
depositary outside of the U.S. (usually a non-U.S. bank or     To determine whether to purchase a security in a foreign
trust company or a foreign branch of a U.S. bank).             market or through depositary receipts, we evaluate the
Depositary receipts represent an ownership interest in an      price levels, the transaction costs, taxes and
underlying security that is held by the depositary.            administrative costs involved with each security to
Generally, the holder of the depositary receipt is entitled    identify the most efficient choice.
to all payments of interest, dividends or capital gains that are made on the underlying security.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                               International Equity Series
--------------------------------------------------------------------------------------------------------------------------
                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------

Restricted securities: Privately placed securities whose       We may invest in privately placed securities, including
resale is restricted under securities law.                     those that are eligible for resale only among certain
                                                               institutional buyers without registration which are
                                                               commonly known as Rule 144A Securities. Restricted
                                                               securities that are determined to be illiquid may not
                                                               exceed the Series' 10% limit on illiquid securities,
                                                               which is described below.
-------------------------------------------------------------- -----------------------------------------------------------
Illiquid securities: Securities that do not have a ready       We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold within seven days at         securities, including repurchase agreements with
approximately the price that a series has valued them.         maturities of over seven days.
-------------------------------------------------------------- -----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as   Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller     investment for the Series' cash position.  In order to
agrees to buy the securities back within a specified time at   enter into these repurchase agreements, the Series must
the same price the buyer paid for them, plus an amount equal   have collateral of at least 102% of the repurchase price.
to an agreed upon interest rate. Repurchase agreements are     The Series may enter into repurchase agreements in which
often viewed as equivalent to cash.                            the collateral is any security in which it may invest,
                                                               but normally uses U.S. government securities as
                                                               collateral.
-------------------------------------------------------------- -----------------------------------------------------------

The Series may also invest in other securities including preferred stocks, convertible securities, warrants, futures and options. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
International Equity Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short-sales or other securities transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
International Equity Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, International Equity Series may hold all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. government. The Series may also invest all or a substantial portion of its assets in high quality debt instruments issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's or, if unrated, will be determined to be of comparable quality. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that International Equity Series' annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in International Equity Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in International Equity Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------
                                               International Equity Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain marketlike the stock or bond           stocks we believe can appreciate over an extended time
marketwill decline in value because of factors such as         frame regardless of interim market fluctuations. In
economic conditions, future expectations or investor           deciding what portion of the Series' portfolio should be
confidence.                                                    invested in any individual country, we evaluate a variety
                                                               of factors, including opportunities and risks relative to
                                                               other countries.
-------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk is the risk that the value of       We typically hold a number of different securities in a
securities in a particular industry or the value of an         variety of sectors in order to minimize the impact that a
individual stock or bond will decline because of changing      poorly performing security would have on the Series.
expectations for the performance of that industry or for the individual company issuing the stock or bond.
-------------------------------------------------------------- -----------------------------------------------------------
Currency risk is the risk that the value of the Series'        The Series may try to hedge its currency risk by
investments may be negatively affected by changes in foreign   purchasing foreign currency exchange contracts.  If the
currency exchange rates.  Adverse changes in exchange rates    Series agrees to purchase or sell foreign securities at a
may reduce or eliminate any gains produced by investments      pre-set price on a future date, the Series attempts to
that are denominated in foreign currencies and may increase    protect the value of a security it owns from future
any losses.                                                    changes in currency rates.  If the Series has agreed to
                                                               purchase or sell a security, it may also use foreign
                                                               currency exchange contracts to  "lock-in" the security's
                                                               price in terms of U.S. dollars or another applicable
                                                               currency.  The Series may use forward currency exchange
                                                               contracts only for defensive or protective measures, not
                                                               to enhance portfolio returns. However, there is no
                                                               assurance that such a strategy will be successful.
-------------------------------------------------------------- -----------------------------------------------------------
Political risk is the risk that countries or the entire        We evaluate the political situations in the countries
region where we invest may experience political instability.   where we invest and take into account any potential risks
This may cause greater fluctuation in the value and            before we select securities for the portfolio.  However,
liquidity of our investments due to changes in currency        there is no way to eliminate political risk when
exchange rates, governmental seizures or nationalization of    investing internationally.
assets.
-------------------------------------------------------------- -----------------------------------------------------------
Emerging market risk is the possibility that the risks         The Series, to the limited extent that it invests in
associated with international investing will be greater in     emerging markets, is subject to the risk.  If we were to
emerging markets than in more developed foreign markets        invest in emerging markets, we would carefully select
because, among other things, emerging markets may have less    securities and consider all relevant risks associated
stable political and economic environments.                    with an individual company.
-------------------------------------------------------------- -----------------------------------------------------------
Inefficient market risk is the risk that foreign markets may   The Series will attempt to reduce these risks by
be less liquid, have greater price volatility, less            investing in a number of different countries, and noting
regulation and higher transaction costs than U.S. markets.     trends in the economy, industries and financial markets.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                               International Equity Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Information risk is the risk that foreign companies may be     We conduct fundamental research on the companies we
subject to different accounting, auditing and financial        invest in rather than relying solely on information
reporting standards than U.S. companies.  There may be less    available through financial reporting.  We believe this
information available about foreign issuers than domestic      will help us to better uncover any potential weaknesses
issuers.  Furthermore, regulatory oversight of foreign         in individual companies.
issuers may be less stringent or less consistently applied
than in the United States.
-------------------------------------------------------------- -----------------------------------------------------------
Transaction costs risk:  Costs of buying, selling and          We strive to monitor transaction costs and to choose an
holding foreign securities, including brokerage, tax and       efficient trading strategy for the Series.
custody costs, may be higher than those involved in
domestic transactions.
-------------------------------------------------------------- -----------------------------------------------------------

Investment manager

The Series is managed by Delaware International Advisers Ltd. Delaware International Advisers makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.80%] of average daily net assets for the last fiscal year, reflecting a waiver of fees by the manager.

Portfolio managers

Clive A. Gillmore and Nigel G. May have primary responsibility for making day-to-day investment decisions for the International Equity Series. In making investment decisions for the Series, Mr. Gillmore and Mr. May regularly consult with an international equity team of fourteen members.

Clive A. Gillmore, Director, Deputy Managing Director, Senior Portfolio Manager of Delaware International Advisers Ltd., is a graduate of the University of Warwick. He began his career at Legal and General Investment Management, which is the asset management division of Legal and General Assurance Society Ltd., a large U.K. life and pension company. Mr. Gillmore joined Delaware International Advisers in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International Advisers was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Mr. Gillmore completed the London Business School Investment Program. He has been managing the Series since its inception.

Nigel G. May, Director, Senior Portfolio Manager, Delaware International Advisers Ltd., joined Mr. Gillmore as Co-Manager of the Series on December 22, 1997. Mr. May is a graduate of Sidney Sussex College, Cambridge. He joined Delaware International Advisers in 1991, assuming portfolio management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Ltd. for five years.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------- ----------------------------------------------------------------
INTERNATIONAL EQUITY SERIES
                                                                                      Year Ended 12/31
                                                                ----------------------------------------------------------------
                                                                     2000        1999        1998         1997          1996
--------------------------------------------------------------- -----------  -----------  -----------  ------------  -----------
Net asset value, beginning of year                                  ______     $16.480      $15.520      $15.110      $13.120

Income from investment operations
Net investment income(1)                                            ______       0.371        0.386        0.359        0.557
Net realized and unrealized gain on investments and
         foreign currencies                                         ______       2.161        1.169        0.596        1.966
                                                                               -------         ----         ----      -------
Total from investment operations                                    ______       2.532        1.555        0.955        2.523
                                                                               -------         ----         ----      -------

Less dividends and distributions
Dividends from net investment income                                ______     (0.356)      (0.595)      (0.545)      (0.420)
Distributions from net realized gain on investments                 ______     (0.026)         none         none      (0.113)
                                                                               -------         ----         ----      -------
Total dividends and distributions                                   ______     (0.382)      (0.595)      (0.545)      (0.533)
                                                                               -------      -------      -------      -------

Net asset value, end of year                                        ______     $18.630      $16.480      $15.520      $15.110
                                                                               =======      =======      =======      =======

Total return(2)                                                     ______      15.76%       10.33%        6.60%       20.03%

Ratios and supplemental data
Net assets, end of period (000 omitted)                             ______    $304,060     $243,536     $198,863     $131,428
Ratio of expenses to average net assets                             ______       0.92%        0.87%        0.85%        0.80%
Ratio of expenses to average net assets
    prior to expense limitation and expenses paid indirectly        ______       0.94%        0.88%        0.90%        0.91%
Ratio of net investment income to average net assets                ______       2.16%        2.41%        2.28%        4.71%
Ratio of net investment income to average net assets
    prior to expense limitation and expenses paid indirectly        ______       2.14%        2.40%        2.23%        4.60%
Portfolio turnover                                                  ______          9%           5%           7%           8%
-------------------------------------------------------------- ------------ ----------- ------------ ------------ ------------

(1) Per share information for the years ended December 31, 1997, 1998 and 1999 was based on the average shares outstanding method.
(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

REIT Series

Our investment strategies

The REIT Series strives to achieve maximum long-term total return. Capital appreciation is a secondary objective. We invest in securities of companies principally engaged in the real estate industry. Under normal circumstances, at least 65% of the Series' total assets will be invested in equity securities of real estate investment trusts (REITs). The Series may also invest in equity securities of real estate industry operating companies known as REOCs.

While we do not intend to invest the Series' assets directly in real estate, under certain circumstances it could own real estate directly as a result of a default on securities in the portfolio. If the Series has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect the Series' ability to retain its tax status as a regulated investment company.

We do not normally acquire securities for short term purposes; however, we may take advantage of short-term opportunities that are consistent with the Series' investment objectives.

REIT Series uses the same investment strategy as Delaware REIT Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

-------------------------------------------------------------------------------------------------------------------------------
                                                         REIT Series
-------------------------------------------------------------------------------------------------------------------------------
                          Securities                                                    How we use them
---------------------------------------------------------------- --------------------------------------------------------------
Real estate investment trusts: A company, usually traded         We may invest without limit in shares of REITs.
publicly, that manages a portfolio of real estate to earn
profits for shareholders.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property, derive income primarily from the collection of rents and can realize capital gains by selling properties that have
appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. By investing in REITs
indirectly through the Series, a shareholder bears a
proportionate share of the expenses of a fund and indirectly shares similar expenses of the REITs.
---------------------------------------------------------------- --------------------------------------------------------------
Real estate industry operating companies: We consider a REOC     We may invest in equity securities of REOCs that meet the
to be a company that derives at least 50% of its gross           criteria described to the left.
revenues or net profits from,:
o    ownership, development, construction, financing,
     management or sale of commercial, industrial or
     residential real estate; or
o    products or services related to the real estate
     industry, such as building supplies or mortgage servicing.
---------------------------------------------------------------- --------------------------------------------------------------
Foreign securities and American Depositary Receipts:             The Series' investments may from time to time include
Securities of foreign entities issued directly or, in the case   sponsored or unsponsored American Depositary Receipts that
of American Depositary Receipts, through a U.S. bank. ADRs       are actively traded in the United States.
represent the bank's holdings of a stated number of shares of
a foreign corporation.  An ADR entitles the holder to all        We may invest up to 10% of the Series' assets in foreign
dividends and capital gains earned by the underlying foreign     securities (not including ADRs).
shares. ADRs are bought and sold the same as U.S. securities.
---------------------------------------------------------------- --------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                         REIT Series
-------------------------------------------------------------------------------------------------------------------------------
                          Securities                                                    How we use them
---------------------------------------------------------------- --------------------------------------------------------------
Options and futures: Options represent a right to buy or sell    If we have stocks that appreciated in price, we may want to
a security or group of securities at an agreed upon price at a   protect those gains when we anticipate adverse conditions.
future date. The purchaser of an option may or may not choose    We might use options or futures to neutralize the effect of
to go through with the transaction.                              any price declines, without selling the security.  We might also use options or future to gain exposure to a particular
Writing a covered call option on a security obligates the        market segment without purchasing individual securities in
owner of the security to sell it at an agree upon price on an    that segment.  We might use this approach if we had excess
agreed upon date (usually no more than nine months in the        cash that we wanted to invest quickly.
future.)  The owner of the security receives a premium payment
from the purchaser of the call, but if the security              We might use covered call options if we believe that doing
appreciates to a price greater than the agreed upon selling      so would help the Series to meet its investment objective.
price, the series would lose out on those gains.
                                                                 Use of these strategies can increase the operating costs of
Futures contracts are agreements for the purchase or sale of     the Series and can lead to loss of principal.
securities at a specified price, on a specified date.  Unlike an option, a futures contract must be executed unless it is
sold before the settlement date.

Options and futures are generally considered to be derivative securities.
---------------------------------------------------------------- --------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as     Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller       investment for our cash position. In order to enter into
agrees to buy the securities back within a specified time at     repurchase agreements, the Series must have collateral of at
the same price the buyer paid for them, plus an amount equal     least 102% of the repurchase price. Except when we believe a
to an agreed upon interest rate. Repurchase agreements are       temporary defensive approach is appropriate, the Series will
often viewed as equivalent to cash.                              not hold more than 5% of its total assets in cash or other short-term investments.  All short-term investments will be rated AAA by S&P or Aaa by Moody's or if unrated, be of
                                                                 comparable quality, based on our evaluation.   The Series
                                                                 will only enter into repurchase agreements in which the
                                                                 collateral is U.S. government securities.
---------------------------------------------------------------- --------------------------------------------------------------
Restricted securities: Privately placed securities whose         We may invest in privately placed securities, including
resale is restricted under securities law.                       those that are eligible for resale only among certain
                                                                 institutional buyers without registration which are commonly known as Rule 144A Securities. Restricted securities that
                                                                 are determined to be illiquid may not exceed the Series' 15%
                                                                 limit on illiquid securities, which is described below.
---------------------------------------------------------------- --------------------------------------------------------------
Illiquid securities: Securities that do not have a ready         We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at           securities, including repurchase agreements with maturities
approximately the price that the Series has valued them.         of over seven days.
---------------------------------------------------------------- --------------------------------------------------------------

The REIT Series may also invest in other securities including convertible securities including enhanced convertible securities as well as, rights and warrants to purchase common stock, preferred stocks, mortgage-backed securities, U.S. government securities and zero coupon bonds. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
The Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Series being unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, REIT Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds cash or cash equivalents, the Series may be unable to achieve its investment objective.

Portfolio turnover

We anticipate that the Series' annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Series' sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in REIT Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in REIT Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------
                                                       REIT Series
---------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- ------------------------------------------------------------

Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond       securities we believe can appreciate over an extended time
market -- will decline in value because of factors such as     frame regardless of interim market fluctuations. We do not
economic conditions, future expectations or investor           try to predict overall market movements and generally do
confidence.                                                    not trade for short-term purposes.
-------------------------------------------------------------- ------------------------------------------------------------
Industry and security risk is the risk that the value of       In REIT Series we hold a number of different individual
securities in a particular industry or the value of an         securities, seeking to manage security risk. However, we do
individual stock or bond will decline because of changing      concentrate in the real estate industry.  As a consequence,
expectations for the performance of that industry or for the   the share price
individual company issuing the stock or bond.                  of the Series may fluctuate in response to factors affecting that industry, and may fluctuate more widely than a portfolio that invests in a broader range of industries.  The Series may be more susceptible to any single economic, political or regulatory occurrence affecting the real estate industry.
-------------------------------------------------------------- ------------------------------------------------------------
Interest rate risk is the risk that securities will decrease   REIT Series is subject to interest rate risk. If the
in value if interest rates rise and conversely rise in value   Series invests in real estate investment trusts that hold
when interest rates fall.                                      fixed rate obligations, we would expect the value of those trusts to decrease if interest rates rise and increase if
                                                               interest rates decline. However, lower interest rates also tend to increase the chances that a bond will be
                                                               refinanced, which can hurt the returns of REITs that hold
                                                               fixed rate obligations. We strive to manage this risk by
                                                               monitoring interest rates and evaluating their potential
                                                               impact on securities already in the portfolio or those we
                                                               are considering for purchase.
-------------------------------------------------------------- ------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                       REIT Series
---------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- ------------------------------------------------------------
Real estate industry risks include among others:               Since the Series invests principally in REITs, it is
o   possible declines in the value of real estate;             subject to the risks associated with the real estate
o   risks related to economic conditions;                      industry.  We will strive to manage these risks through
o   possible shortage of mortgage funds;                       careful selection of individual REIT securities; however,
o   overbuilding and extended vacancies;                       investors should carefully consider these risks before
o   increased competition;                                     investing in the Series.
o   changes in property taxes, operating expenses or
    zoning laws;
o   costs of environmental clean-up,  or damages from
    natural disasters;
o   limitations or fluctuations in rent payments;
o   cash flow fluctuations; and
o   defaults by borrowers.

REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue
Code and/or failing to qualify for an exemption from
registration as an investment company under the Investment
Company Act of 1940.
-------------------------------------------------------------- ------------------------------------------------------------
Non-diversified funds risk:  Non-diversified investment        REIT Series is a non-diversified fund and subject to this
companies have the flexibility to invest as much as 50% of     risk.  Nevertheless, we typically hold securities from a
their assets in as few as two issuers with no single issuer    variety of different issuers, representing different
accounting for more than 25% of the portfolio.  The            sectors of the real estate industry. We also perform
remaining 50% of the portfolio must be diversified so that     extensive analysis on all securities.  We are particularly
no more than 5% of a series' assets is invested in the         diligent in reviewing securities that represent a larger
securities of a single issuer. Because a non-diversified       percentage of portfolio assets.
fund may invest its assets in fewer issuers, the value of
series shares may increase or decrease more rapidly than if
the series were fully diversified.
-------------------------------------------------------------- ------------------------------------------------------------
Foreign risk is the risk that foreign securities may be        We may invest up to 10% of the REIT Series' total assets
adversely affected by political instability (including         in foreign securities; however we typically invest only a
governmental seizures or nationalization of assets), changes   small portion of assets in foreign securities, so this is
in currency exchange rates, foreign economic conditions or     not expected to be a major risk to the Series.
inadequate regulatory and accounting standards. Foreign
markets may also be less efficient, less liquid, have
greater price volatility, less regulation and higher
transaction costs than U.S. markets.
-------------------------------------------------------------- ------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be    We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a series has valued them.
-------------------------------------------------------------- ------------------------------------------------------------
Futures and options risk is the possibility that a series      REIT Series may use futures contracts and options on
may experience a loss if it employs an options or futures      futures contracts, as well as options on securities for
strategy related to a security or a market index and that      hedging purposes.  We limit the amount of the Series'
security or index moves in the opposite direction from what    assets that may be committed to these strategies.
the manager anticipated.  Futures and options also involve
additional expenses, which could reduce any benefit or
increase any loss that the series gains from using the
strategy.

Options and futures contracts on foreign currencies, and
forward contracts, entail particular risks related to
conditions affecting the underlying currency.
-------------------------------------------------------------- ------------------------------------------------------------

Investment manager and sub-adviser
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. As of January 1, 2001, management of Lincoln Investment Management, Inc. ("LIM") was consolidated into Delaware and LIM's investment personnel were integrated with those of Delaware. The investment professionals at LIM who served the Series are joining Delaware and will continue to provide services to the Series. As a result of the consolidation and integration, LIM no longer serves as sub-adviser to the Series. For its services to the Series, Delaware Management Company was paid [0.64]% of average daily net assets for the last fiscal year (reflecting a waiver of fees by the manager), out of which Delaware Management Company paid LIM in its capacity as sub-adviser 0.__%.



Portfolio managers

Thomas J. Trotman and Damon J. Andres have primary responsibility for making day-to-day investment decisions for the REIT Series. Mr. Trotman and Mr. Andres have been on the Series' investment management team since 1998.



Thomas J. Trotman, Vice President/Portfolio Manager, earned a bachelor's degree in Accounting from Muhlenberg College and an MBA from Widener University. Prior to joining Delaware Investments in 1995, he was Vice President and Director of Investment Research at Independence Capital Management. Before that, he held credit-related positions at Marine Midland Bank, U.S. Steel Corporation, and Amerada Hess. Mr. Trotman is a CFA charterholder.

Damon J. Andres, Vice President/Portfolio Manager, earned a BS in Business Administration with an emphasis in Finance and Accounting from the University of Richmond. Prior to joining Delaware Investments in 1994, he provided investment consulting services as a Consulting Associate with Cambridge Associates, Inc. in Arlington, Virginia.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------- ---------------------------- -------------
REIT SERIES                                                                                        Period
                                                                                                  5/4/98(1)
                                                                                                   through
                                                                          Year Ended 12/31        12/31/98
------------------------------------------------------------------- ---------------------------- -------------
                                                                        2000           1999
------------------------------------------------------------------- -------------- ------------- -------------
Net asset value, beginning of period                                    ______        $9.100       $10.000

Income (loss) from investment operations
Net investment income                                                   ______         0.334         0.217
Net realized and unrealized loss on investments                         ______       (0.574)       (1.117)
                                                                                     -------       -------
Total from investment operations                                        ______       (0.240)       (0.900)
                                                                                     -------       -------

Less dividends:
Dividends from net investment income                                    ______       (0.190)          none
                                                                                     -------        ------
Total dividends                                                         ______       (0.190)          none
                                                                                     -------        ------

Net asset value, end of period                                          ______        $8.670        $9.100
                                                                                      ======        ======

Total return(2)                                                         ______       (2.61%)       (9.00%)

Ratios and supplemental data
Net assets, end of period (000 omitted)                                 ______       $11,624        $5,562
Ratio of expenses to average net assets                                 ______         0.85%         0.85%
Ratio of expenses to average net assets
    prior to expense limitation and expenses paid indirectly            ______         0.96%         1.02%
Ratio of net investment income to average net assets                    ______         5.65%         6.42%
Ratio of net investment income to average net assets
    prior to expense limitation and expenses paid indirectly            ______         5.54%         6.25%
Portfolio turnover                                                      ______           33%           39%
------------------------------------------------------------------- -------------- ------------- -------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

Select Growth Series

Our investment strategies

We strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience high earnings growth. The companies we choose for the portfolio will typically exhibit one or more of the following characteristics:

o    a history of high growth in earnings-per-share;
o    projections for high future growth or acceleration in earnings-per-share;
o    a price-to-earnings ratio that is low relative to other stocks; and
o    discounted cash flows that are high relative to other stocks.

Once we identify stocks that have these characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, whether its internal structure can support continued growth, how high is the company's return on equity, how much of the company's profits are reinvested into the company to fuel additional growth, and how stringent are the company's financial and accounting policies.

All of these give us insight into the outlook for the company, helping us to identify companies poised for high earnings growth. We believe that this high earnings growth, if it occurs, would result in price appreciation for the company's stock.

We maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small companies, medium-size companies and large companies.

Select Growth Series uses the same investment strategy as Delaware Select Growth Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

-------------------------------------------------------------------------------------------------------------------------------
                                                     Select Growth Series
-------------------------------------------------------------------------------------------------------------------------------
                          Securities                                                    How we use them
---------------------------------------------------------------- --------------------------------------------------------------

Common stocks: Securities that represent shares of ownership     We invest at least 65% of the Series' total assets in
in a corporation. Stockholders participate in the                equity securities (including common stocks and convertible
corporation's profits and losses, proportionate to the number    securities). Generally, however, we invest 90% to 100% of
of shares they own.                                              net assets in common stock. We may invest in companies of
                                                                 any size greater than $300 million in market
                                                                 capitalization.
---------------------------------------------------------------- --------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as     Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller       investment for the Series' cash position. In order to enter
agrees to buy the securities back within a specified time at     into these repurchase agreements, the Series must have
the same price the buyer paid for them, plus an amount equal     collateral of at least 102% of the repurchase price.  The
to an agreed upon interest rate. Repurchase agreements are       Series will only enter into repurchase agreements in which
often viewed as equivalent to cash.                              the collateral is U.S. government securities.
---------------------------------------------------------------- --------------------------------------------------------------
Restricted securities: Privately placed securities whose         We may invest in privately placed securities, including
resale is restricted under securities law.                       those that are eligible for resale only among certain
                                                                 institutional buyers without registration which are commonly known as Rule 144A Securities. Restricted securities that
                                                                 are determined to be illiquid may not exceed the Series' 15%
                                                                 limit on illiquid securities, which is described below.
---------------------------------------------------------------- --------------------------------------------------------------
Illiquid securities: Securities that do not have a ready         We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at           securities, including repurchase agreements with maturities
approximately the price that a series has valued them.           of over seven days.
---------------------------------------------------------------- --------------------------------------------------------------

Select Growth Series may also invest in other securities including preferred stocks, warrants, rights, futures, options, debt securities of government or corporate issuers or investment company securities. Select Growth Series may invest up to 10% of its net assets in foreign securities (including ADRs); however, the manager has no present intention of doing so. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Select Growth Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Select Growth Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. It will not purchase new securities if borrowing exceeds 5% of net assets.

Temporary defensive positions
For temporary defensive purposes, Select Growth Series may hold all of its assets in high quality fixed-income securities, cash or cash equivalents. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Select Growth Series' annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Select Growth Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Select Growth Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

-------------------------------------------------------------------------------------------------------------------------
                                                  Select Growth Series
-------------------------------------------------------------------------------------------------------------------------
                           Risks                                             How we strive to manage them
------------------------------------------------------------- -----------------------------------------------------------

Market risk is the risk that all or a majority of the         We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond      stocks we believe can appreciate over an extended time
market -- will decline in value because of factors such as    frame regardless of interim market fluctuations. We do
economic conditions, future expectations or investor          not try to predict overall stock market movements and
confidence.                                                   though we may hold securities for any amount of time, we
                                                              typically do not trade for short-term purposes.
------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk is the risk that the value of      We limit the amount of Select Growth Series' assets
securities in a particular industry or the value of an        invested in any one industry and in any individual
individual stock or bond will decline because of changing     security. We also follow a rigorous selection process
expectations for the performance of that industry or for      before choosing securities and continuously monitor them
the individual company issuing the stock.                     while they remain in the portfolio.
------------------------------------------------------------- -----------------------------------------------------------
Company size risk is the risk that prices of small and        Select Growth Series seeks opportunities among companies
medium-size companies may be more volatile than larger        of all sizes.  Because its portfolio does not concentrate
companies because of limited financial resources or           specifically on small or medium-size companies, this risk
dependence on narrow product lines.                           may be balanced by our holdings of large companies.
------------------------------------------------------------- -----------------------------------------------------------
Interest rate risk is the risk that securities will           We analyze each company's financial situation and its
decrease in value if interest rates rise. The risk is         cash flow to determine the company's ability to finance
generally associated with bonds; however, because small and   future expansion and operations.  The potential affect
medium-size companies often borrow money to finance their     that rising interest rates might have on a stock is taken
operations, they may be adversely affected by rising          into consideration before the stock is purchased.
interest rates.
------------------------------------------------------------- -----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be   We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a series values them.
------------------------------------------------------------- -----------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid ___% of average daily net assets for the last fiscal year.

Portfolio managers

Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Select Growth Series. When making investment decisions for the Series, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski, Steven T. Lampe and Lori P. Wachs.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Series since its inception.

Marshall T. Bassett, Vice President/Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

John A. Heffern, Vice President, Portfolio Manager, earned bachelors and MBA degrees at the University of North Carolina at Chapel Hill. Prior to joining Delaware Investments in 1997, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Steven T. Lampe, Vice President, Portfolio Manager, received a bachelor's degree in Economics and an MBA degree with a concentration in Finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small and mid-capitalization growth stocks. He previously served as a tax/audit manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

----------------------------------------------------------------------------- ------------------ ------------------
SELECT GROWTH SERIES                                                                                       Period
(formerly Aggressive Growth Series)                                                                       5/3/99(1)
                                                                                      Year Ended           through
                                                                                       12/31/00            12/31/99
----------------------------------------------------------------------------- ------------------ ------------------
Net asset value, beginning of period                                                     ______            $10.000

Income from investment operations
Net investment income                                                                    ______              0.011
Net realized and unrealized gain on investments                                          ______              4.289
                                                                                                           -------
Total from investment operations                                                         ______              4.300
                                                                                                           -------

Net asset value, end of period                                                           ______            $14.300
                                                                                                           =======

Total return(2)                                                                          ______             42.90%

Ratios and supplemental data
Net assets, end of period (000 omitted)                                                  ______            $53,529
Ratio of expenses to average net assets                                                  ______              0.80%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly                            ______              0.81%
Ratio of net investment income to average net assets                                     ______              0.32%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly                            ______              0.29%
Portfolio turnover                                                                       ______               174%
----------------------------------------------------------------------------- ------------------ ------------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

Small Cap Value Series

Our investment strategies

We strive to identify small companies that we believe offer above-average opportunities for long-term price appreciation because their current stock price does not appear to accurately reflect the companies' underlying value or future earning potential.

Under normal conditions, at least 65% of the Series' net assets will be invested in the common stocks of small cap companies, those having a market capitalization generally less than $1.5 billion at the time of purchase. Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profits, book value or cash flow.

Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings or their industry may be in the midst of a period of weak growth.

We will carefully evaluate the financial strength of the company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers or technological breakthroughs. Using this extensive analysis, our goal is to pinpoint the companies within the universe of undervalued stocks, whose true value is likely to be recognized and rewarded with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Small Cap Value Series uses the same investment strategy as Delaware Small Cap Value Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.


-----------------------------------------------------------------------------------------------------------------------
                                                Small Cap Value Series
-----------------------------------------------------------------------------------------------------------------------
                        Securities                                                How we use them
------------------------------------------------------------ ----------------------------------------------------------

Common stocks: Securities that represent shares of           Under normal market conditions, we will hold at
ownership in a corporation. Stockholders participate in      least 65% of the Series' net assets in common stock
the corporation's profits and losses, proportionate to the   of small companies that we believe are selling for
number of shares they own.                                   less than their true value. Generally, we invest 90%
                                                             to 100% of net assets in these stocks.
------------------------------------------------------------ ----------------------------------------------------------
Real estate investment trusts: A company, usually traded     The Series is permitted to invest in REITs and would
publicly, that manages a portfolio of real estate to earn    typically do so when this sector or companies within the
profits for shareholders.                                    sector appeared to offer opportunities for price
                                                             appreciation.
------------------------------------------------------------ ----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price.  The Series will only enter into repurchase
Repurchase agreements                                        agreements in which the collateral is U.S. government
are often viewed as equivalent to cash.                      securities.
------------------------------------------------------------ ----------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ----------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities.
approximately the price that a series has valued them.
------------------------------------------------------------ ----------------------------------------------------------

Small Cap Value Series may also invest in other securities including convertible securities, warrants, preferred stocks, bonds and foreign securities. The Series may also enter into futures and options. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Small Cap Value Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Small Cap Value Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Small Cap Value Series may hold a substantial portion of its assets in fixed-income obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds rated A or above by an NRSRO and cash or cash equivalents. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Small Cap Value Series' annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in Small Cap Value Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Small Cap Value Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------------
                                                  Small Cap Value Series
----------------------------------------------------------------------------------------------------------------------------
                            Risks                                              How we strive to manage them
--------------------------------------------------------------- ------------------------------------------------------------

Market risk is the risk that all or a majority of the           We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond        stocks we believe can appreciate over an extended time
market -- will decline in value because of factors such as      frame regardless of interim market fluctuations. We do not
economic conditions, future expectations or investor            try to predict overall stock market movements and
confidence.                                                     generally do not trade for short-term purposes.
--------------------------------------------------------------- ------------------------------------------------------------
Industry and security risk is the risk that the value of        We limit the amount of Small Cap Value Series' assets
securities in a particular industry or the value of an          invested in any one industry and in any individual
individual stock or bond will decline because of changing       security. We also follow a rigorous selection process
expectations for the performance of that industry or for the    before choosing securities and continuously monitor them
individual company issuing the stock.                           while they remain in the portfolio.
--------------------------------------------------------------- ------------------------------------------------------------
Small company risk is the risk that prices of smaller           Small Cap Value Series maintains a well-diversified
companies may be more volatile than larger companies because    portfolio, selects stocks carefully and monitors them
of limited financial resources or dependence on narrow          continuously. And, because we focus on stocks that are
product lines.                                                  already selling at relatively low prices, we believe we
                                                                may experience less price volatility than small cap funds
                                                                that do not use a value-oriented strategy.
--------------------------------------------------------------- ------------------------------------------------------------

Interest rate risk is the risk that securities will decrease    We analyze each company's financial situation and its cash
in value if interest rates rise. The risk is generally          flow to determine the company's ability to finance future
associated with bonds; however, because smaller companies       expansion and operations.  The potential affect that
often borrow money to finance their operations, they may be     rising interest rates might have on a stock is taken into
adversely affected by rising interest rates.                    consideration before the stock is purchased.

--------------------------------------------------------------- ------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be     We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a series values them.
--------------------------------------------------------------- ------------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.75%] of average daily net assets for the last fiscal year.

Portfolio managers

Christopher S. Beck has primary responsibility for making day-to-day investment decisions for the Small Cap Value Series. In making investment decisions for the Series, Mr. Beck consults with Andrea Giles.

Christopher S. Beck, Vice President/Senior Portfolio Manager, has 19 years of investment experience, starting with Wilmington Trust in 1981. Later, he became Director of Research at Cypress Capital Management in Wilmington and Chief Investment Officer of the University of Delaware Endowment Fund. Prior to joining Delaware Investments in May 1997, he managed the Small Cap Fund for two years at Pitcairn Trust Company. Mr. Beck holds a BS from the University of Delaware, an MBA from Lehigh University and is a CFA charterholder. Mr. Beck has been managing the Small Cap Value Series since May 1997.

Andrea Giles, Vice President/Portfolio Manager, holds a BSAD from the Massachusetts Institute of Technology and an MBA in Finance from Columbia University. Prior to joining Delaware Investments in 1996, she was an account officer in the Leveraged Capital Group with Citibank.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

----------------------------------------------------------- --------------------------------------------------------------
SMALL CAP VALUE SERIES
                                                                                  Year Ended 12/31
                                                            --------------------------------------------------------------
                                                                  2000         1999         1998        1997         1996
----------------------------------------------------------- ----------- ------------ ------------ ----------- ------------
Net asset value, beginning of year                              ______      $16.450      $17.920     $14.500      $12.470

Income (loss) from investment operations
Net investment income                                           ______        0.182        0.196       0.122        0.112
Net realized and unrealized gain (loss) on investments          ______      (0.997)      (1.036)       4.338        2.548
                                                                            -------      -------     -------      -------
Total from investment operations                                ______      (0.815)      (0.840)       4.460        2.660
                                                                            -------      -------     -------      -------

Less dividends and distributions
Dividends from net investment income                            ______      (0.195)      (0.135)     (0.110)      (0.180)
Distributions from net realized gain on investments             ______      (0.080)      (0.495)     (0.930)      (0.450)
                                                                            -------      -------     -------      -------
Total dividends and distributions                               ______      (0.275)      (0.630)     (1.040)      (0.630)
                                                                            -------      -------     -------      -------

Net asset value, end of year                                    ______      $15.360      $16.450     $17.920      $14.500
                                                                            =======      =======     =======      =======

Total return(1)                                                 ______      (4.86%)   (4.79%)(2)   32.91%(2)    22.55%(2)

Ratios and supplemental data
Net assets, end of period (000 omitted)                         ______      $95,425     $103,989     $84,071      $23,683
Ratio of expenses to average net assets                         ______        0.85%        0.83%       0.80%        0.80%
Ratio of expenses to average net assets
         prior to expense limitation and expenses paid
         indirectly                                             ______        0.85%        0.85%       0.90%        0.99%
Ratio of net investment income to average net assets            ______        1.16%        1.32%       1.24%        1.28%
Ratio of net investment income to average net assets
         prior to expense limitation and expenses paid
         indirectly                                                           1.16%        1.30%       1.14%        1.09%
Portfolio turnover                                              ______          47%          45%         41%          84%
----------------------------------------------------------- ----------- ------------ ------------ ----------- ------------

(1) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(2) Total return reflects expense limitations in effect for the Series.

Social Awareness Series

Our investment strategies

Social Awareness Series is a socially responsible fund that invests primarily in stocks that meet certain socially responsible criteria. It strives to provide long-term capital appreciation to its shareholders.

Our goal is to seek stocks of companies that have the potential to grow significantly faster than the average of the companies in the S&P 500. We believe this growth, if achieved, will result in a rising share price that will provide long-term appreciation to investors. We use a computer-driven selection process designed to identify these stocks. Aided by this technology, we evaluate and rank hundreds of stocks daily, using a variety of factors such as dividend yield, earnings growth and price to earnings ratios. Decisions to buy and sell stocks are determined by this objective evaluation process.

We invest primarily in the common stocks of medium- and large-sized companies (generally $1.0 billion or more in market capitalization at the time of purchase) that have met the established socially responsible criteria. We use the Social Investment Database published by Kinder, Lyndberg, Domini & Company, Inc. to determine which companies to exclude from our selection process. The approved stocks are then evaluated using the computer selection process described above.

Social Awareness Series uses the same investment strategy as Delaware Social Awareness Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation and may pay dividends as well.

-------------------------------------------------------------------------------------------------------------------------
                                                Social Awareness Series
-------------------------------------------------------------------------------------------------------------------------
                         Securities                                                How we use them
------------------------------------------------------------- -----------------------------------------------------------

Common stocks: Securities that represent shares of            Generally, we invest 90% to 100% of net assets in
ownership in a corporation. Stockholders participate in the   common stock of medium- and large-sized companies.
corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------- -----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such     Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the        investment for the Series' cash position. In order to
seller agrees to buy the securities back within a specified   enter into these repurchase agreements, the Series must
time at the same price the buyer paid for them, plus an       have collateral of at least 102% of the repurchase
amount equal to an agreed upon interest rate. Repurchase      price.  The Series will only enter into repurchase
agreements are often viewed as equivalent to cash.            agreements in which the collateral is U.S. government
                                                              securities.
------------------------------------------------------------- -----------------------------------------------------------
Restricted and illiquid securities: Restricted securities     We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted    securities.  For this Series, the 10% limit includes
under securities law.                                         restricted securities such as privately placed securities
                                                              that are eligible for resale only among certain
Illiquid securities are securities that do not have a ready   institutional buyers without registration, which are
market, and cannot be easily sold within seven days at        commonly known as "Rule 144A Securities" and repurchase
approximately the price that a series has valued them.        agreements with maturities of over seven days.
------------------------------------------------------------- -----------------------------------------------------------

Social Awareness Series is permitted to invest in all available types of equity securities, including preferred stock, warrants, convertible securities and foreign securities. The Series may also enter into futures and options. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Social Awareness Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Social Awareness Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Social Awareness Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Social Awareness Series' annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in Social Awareness Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Social Awareness Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------
                                                 Social Awareness Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond       stocks we believe can appreciate over an extended time
market -- will decline in value because of factors such as     frame regardless of interim market fluctuations. We do
economic conditions, future expectations or investor           not try to predict overall stock market movements and
confidence.                                                    generally do not trade for short-term purposes.
-------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk is the risk that the value of       We limit the amount of Social Awareness Series' assets
securities in a particular industry or the value of an         invested in any one industry and in any individual
individual stock or bond will decline because of changing      security.
expectations for the performance of that industry or for the
individual company issuing the stock or bond.                  Because Social Awareness Series avoids investing in
                                                               companies that don't meet socially responsible criteria,
                                                               its exposure to certain industry sectors may be greater
                                                               or less than similar funds or market indexes.  This could
                                                               affect its performance positively or negatively,
                                                               depending on the performance of those sectors.
-------------------------------------------------------------- -----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be    We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that the Series has valued them.
-------------------------------------------------------------- -----------------------------------------------------------
Limited market risk is the risk that because the Series        Because the Series only invests in companies that meet
avoids certain companies not considered socially               its definition of "socially responsible," this risk is
responsible, it could miss out on strong performance from      unavoidable.
those companies.
-------------------------------------------------------------- -----------------------------------------------------------

Investment manager and sub-adviser

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. As of January 1, 2001, management of Vantage Investment Advisors ("Vantage") was consolidated into Delaware. As a result of the consolidation, Vantage no longer serves as sub-adviser to the Series. For its services to the Series, the manager was paid an aggregate fee of [0.70]% of average daily net assets for the last fiscal year (reflecting a waiver of fees by the manager), out of which Delaware Management Company paid Vantage in its capacity as sub-adviser 0.__%.

Portfolio managers

J. Paul Dokas and Timothy G. Connors have primary responsibility for making day-to-day investment decisions for the Social Awareness Series. In making investment decisions for the Series, Mr. Dokas and Mr. Connors regularly consult with Christopher S. Adams and Robert E. Ginsberg. Mr. Dokas, Mr. Connors, Mr. Adams and Mr. Ginsberg have been members of the Series investment team since July 1, 2000.

J. Paul Dokas, Vice President/Senior Portfolio Manager, earned a bachelor's degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. Mr. Dokas is head of the Structured Products team that manages portfolio allocation and risk control decisions for quantitatively managed portfolios at Delaware Investments. He joined Delaware Investments in 1997. He previously was director of trust investment management at Bell Atlantic Corporation. He is a CFA charterholder.

Timothy G. Connors, Vice President/Senior Portfolio Manager, earned a bachelor's degree at the University of Virginia and an MBA degree in Finance at Tulane University. Mr. Connors co-manages Structured Products team portfolios with Mr. Dokas. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis, and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. He is a CFA charterholder and a member of the Association for Investment Management and Research.

Christopher S. Adams, Vice President/Senior Equity Analyst, holds both bachelor's and master's degrees in history and economics from Oxford University, England and received his MBA with dual majors in finance and insurance/risk management from the Wharton School of the University of Pennsylvania. Mr. Adams is an equity analyst with the Structured Products team. He joined Delaware in 1995 as a member of the Strategic Planning Department, later becoming the Equity Department Business Manager. Prior to joining Delaware, he was a management consultant with Coopers & Lybrand, LLP's Financial Advisory Services group and held positions at Sumitomo Bank Ltd. and Bank of America NT & SA in London. He is a CFA Level II candidate.

Robert E. Ginsberg, Vice President/Senior Equity Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a Bachelor's Degree in Economics with a concentration in Finance. Mr. Ginsberg is an equity analyst with the Structured Products team. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting, working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical and portfolio management support responsibilities for the Structured Products team. He is a CFA Level III candidate.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------ --------------------------------------- ------------
SOCIAL AWARENESS SERIES                                                                                        Period
                                                                               Year Ended 12/31               5/1/97(1)
                                                                   ---------------------------------------     through
                                                                           2000          1999         1998     12/31/97
------------------------------------------------------------------ ------------ ------------- ------------ ------------
Net asset value, beginning of period                                     ______       $14.550      $12.840      $10.000

Income from investment operations
Net investment income                                                    ______         0.036        0.065        0.051
Net realized and unrealized gain on investments                          ______         1.834        1.880        2.789
                                                                                      -------      -------      -------
Total from investment operations                                         ______         1.870        1.945        2.840
                                                                                      -------      -------      -------

Less dividends and distributions
Dividends from net investment income                                     ______       (0.060)      (0.050)         none
Distributions from net realized gain on investments                      ______          none      (0.185)         none
                                                                                      -------      -------      -------
Total dividends and distributions                                        ______       (0.060)      (0.235)         none
                                                                                      -------      -------      -------

Net asset value, end of period                                           ______       $16.360      $14.550      $12.840
                                                                                      =======      =======      =======

Total return(2)                                                          ______        12.91%       15.45%       28.40%

Ratios and supplemental data
Net assets, end of period (000 omitted)                                  ______       $36,739      $26,962       $7,800
Ratio of expenses to average net assets                                  ______         0.85%        0.83%        0.80%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly            ______         0.90%        0.89%        1.40%
Ratio of net investment income to average net assets                     ______         0.30%        0.80%        1.13%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly            ______         0.25%        0.74%        0.53%
Portfolio turnover                                                       ______           22%          30%          52%
------------------------------------------------------------------ ------------ ------------- ------------ ------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

Strategic Income Series

Our investment strategies

Strategic Income Series is a type of fixed-income fund that invests in three distinct sectors of the fixed-income market as it pursues its investment objective of providing high current income and total return. Certain economic and market events generally may have a greater impact on certain types of bonds. By spreading the portfolio assets among three key types of bonds, we strive to reduce the affect that such events might have on the portfolio. The foundation of our strategy is the belief that when one or more bond sectors are not performing well, the others may continue to provide high income and appreciation potential, helping to support the Series' performance.

Following are the three key sectors we focus on as well as our general investment approach in each sector:

o U.S. government and high-quality corporate bonds are selected primarily on the basis of their income potential. In periods of slower U.S. economic growth, these bonds might also provide a stabilizing influence on the portfolio which could enhance total return.
o U.S. high-yield corporate bonds are primarily used to increase the portfolio's income potential. These bonds are of lower quality and involve the risk that the companies issuing them may not be able to pay interest or repay principal. However, we carefully select the high-yield bonds for the portfolio after evaluating both the company's fundamental strength and the bond's liquidity.
o Foreign bonds are used to add diversification to the portfolio. Because foreign markets are often affected by different economic cycles than the U.S., foreign bonds may experience performance cycles that are different as well. In selecting foreign bonds for the portfolio, we strive to manage the risk associated with foreign investing through a thorough analysis of the bond's issuer and the inflation trends in the country where the bond is issued.

In determining how much of the portfolio to allocate to each sector, we review economic and market conditions and interest rate trends as well as the potential risks and rewards associated with each sector. As little as 20% or as much as 60% of the Series' assets may be invested in each fixed-income sector. In addition, the Series may invest up to 10% of its assets in U.S. equity securities.

Strategic Income Series uses the same investment strategy as Delaware Strategic Income Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

Securities we typically invest in

--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------

High-yield corporate bonds: Debt obligations issued by a       The Series may invest up to 60% of net assets in
corporation and rated lower than investment grade by an        high-yield corporate bonds.  Emphasis is typically on
NRSRO such as S&P or Moody's. High-yield bonds are issued by   those rated BB or Ba by an NRSRO.
corporations that have poor credit quality and may have
difficulty repaying principal and interest.                    We carefully evaluate an individual company's financial
                                                               situation, its management, the prospects for its industry
                                                               and the technical factors related to its bond offering.
                                                               Our goal is to identify those companies that we believe
                                                               will be able to repay their debt obligations in spite of
                                                               poor ratings. The Series may invest in unrated bonds if
                                                               we believe their credit quality is comparable to the
                                                               rated bonds we are permitted to invest in. Unrated bonds
                                                               may be more speculative in nature than rated bonds.
-------------------------------------------------------------- -----------------------------------------------------------
U.S. government securities: Direct U.S. obligations            The Series may invest up to 60% of net assets in direct
including bills, notes, bonds as well as other debt            U.S. government obligations; however, these securities
securities issued by the U.S. Treasury or securities of U.S.   will typically be a smaller percentage of the portfolio
government agencies or instrumentalities which are backed by   because they generally do not offer as high a level of
the full faith and credit of the United States.                current income as other fixed-income securities the
                                                               Series may invest in.
-------------------------------------------------------------- -----------------------------------------------------------
Mortgage-backed securities: Fixed-income securities that        We may invest up to 60% of net assets in
represent pools of mortgages, with investors receiving         government-related mortgage-backed securities or fully
principal and interest payments as the underlying mortgage     collateralized privately issued mortgage-backed
loans are paid back. Many are issued and guaranteed against    securities.
default by the U.S. government or its agencies or
instrumentalities, such as the Federal Home Loan Mortgage      We may invest up to 20% of net assets in mortgage-backed
Corporation, Fannie Mae and the Government National Mortgage   securities issued by private companies if the securities
Association. Others are issued by private financial            are not collateralized by the U.S. government, or its
institutions, with some fully collateralized by certificates   agencies or instrumentalities. However, these securities
issued or guaranteed by the U.S. government or its agencies    must be rated at the time of purchase in one of the four
or instrumentalities.                                          highest categories by an NRSRO such as S&P or Moody's.
                                                               They must also represent interests in whole-loan
                                                               mortgages, multi-family mortgages, commercial mortgages
                                                               and other mortgage collateral supported by a first
                                                               mortgage lien on real estate. The privately issued
                                                               securities we invest in are either CMOs or REMICs (see
                                                               below).
-------------------------------------------------------------- -----------------------------------------------------------
Collateralized mortgage obligations (CMOs): Privately issued   See mortgage-backed securities above.
mortgage-backed bonds whose underlying value is the
mortgages that are grouped into different pools according to their maturity.
-------------------------------------------------------------- -----------------------------------------------------------
Real estate mortgage investment conduits (REMICs): Privately   See mortgage-backed securities above.
issued mortgage-backed bonds whose underlying value is a
fixed pool of mortgages secured by an interest in real
property. Like CMOs, REMICs offer different pools.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------

Asset-backed securities: Bonds or notes backed by accounts     We invest only in asset-backed securities rated in one of
receivables including home equity, automobile or credit        the four highest categories by an NRSRO.
loans.
-------------------------------------------------------------- -----------------------------------------------------------
Investment grade corporate bonds: Debt obligations issued by   The Series may invest up to 60% of net assets in
a corporation rated in one of the four highest categories by   investment grade corporate bonds.
an NRSRO (or, if unrated, that we believe are of equal
quality). Debt securities within the top three categories by an NRSRO comprise what are known as high-grade bonds and are regarded as having a strong ability to pay principal and
interest.  Securities in the fourth category by an NRSRO are known as medium-grade bonds and are regarded as having an
adequate capacity to pay principal and interest but with
greater vulnerability to adverse economic conditions and
speculative characteristics.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign government securities and foreign corporate bonds:     We may invest in foreign government securities and
Foreign government securities issued by foreign governments    primarily focus on better quality bonds with
or supranational entities. A supranational entity is an        investment-grade credit ratings. The Series may also
entity established or financially supported by the national    invest in securities issued by supranational entities,
governments of one or more countries. The International Bank   which are typically of higher quality.
for Reconstruction and Development (more commonly known as
the World Bank) is one example of a supranational entity.      We may invest in both rated and unrated foreign
                                                               securities.  We may invest both in investment grade
Foreign corporate bonds are debt obligations issued by a       securities and non-investment grade (i.e., those rated BB
foreign corporation.                                           or lower by S&P or Fitch, Ba or lower by Moody's, or
                                                               similarly rated by another NRSRO.)

                                                               However, up to 15% of the Series' assets may also be
                                                               invested in foreign securities issued by emerging or
                                                               developing countries, which may be lower rated, including
                                                               securities rated below investment grade.
-------------------------------------------------------------- -----------------------------------------------------------
Zero coupon bonds and pay-in-kind bonds: Zero coupon           We may invest in zero coupon bonds and payment in kind
securities are debt obligations which do not entitle the       bonds, though we do not expect this to be a significant
holder to any periodic payments of interest prior to           component of our strategy.  The market prices of these
maturity or a specified date when the securities begin         bonds are generally more volatile than the market prices
paying current interest. Therefore, they are issued and        of securities that pay interest periodically and are
traded at a price lower than their face amounts or par         likely to react to changes in interest rates to a greater
value. Payment-in-kind bonds pay interest or dividends in      degree than interest-paying bonds having similar
the form of additional bonds or preferred stock.               maturities and credit quality.  They may have certain tax
                                                               consequences which, under certain conditions, could be
                                                               adverse to the Fund.
-------------------------------------------------------------- -----------------------------------------------------------
Equity securities: Common stocks, preferred stocks             Up to 10% of the Series' assets may be invested in U.S.
(including adjustable rate preferred stocks) and other         equity securities.
equity securities, such as convertible securities and
warrants.                                                      We would select only equity securities that were
                                                               consistent with the Series' objective of high current
                                                               income and total return.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------

Options and futures: Options represent a right to buy or       At times when we anticipate adverse conditions, we may
sell a security or group of securities at an agreed upon       want to protect gains on securities without actually
price at a future date. The purchaser of an option may or      selling them.  We might use options or futures to
may not choose to go through with the transaction.             neutralize the effect of any price declines, without
                                                               selling the bond or bonds, or as a hedge against changes
Futures contracts are agreements for the purchase or sale of   in interest rates.
securities at a specified price, on a specified date.
Unlike an option, a futures contract must be executed unless it is sold before the settlement date.
                                                               Use of these strategies can increase the operating costs
Options and futures are generally considered to be             of the Series and can lead to loss of principal.
derivative securities.


-------------------------------------------------------------- -----------------------------------------------------------
Investment company securities: In some foreign countries,      We may invest in closed-end investment companies
investments by a mutual fund may only be made through          consistent with the 1940 Act requirements.  These
investments in closed-end investment companies that in turn    investments involve an indirect payment of a portion of
invest in the securities of such countries.                    the other investment companies' expenses, including
                                                               advisory fees.
-------------------------------------------------------------- -----------------------------------------------------------
Brady Bonds: These are debt securities issued under the        We may invest in Brady Bonds.  We believe that the
framework of the Brady Plan, an initiative for debtor          economic reforms undertaken by countries in connection
nations to restructure their outstanding external              with the issuance of Brady Bonds makes the debt of
indebtedness (generally, commercial bank debt).  Brady Bonds   countries that have issued Brady Bonds or those that have
tend to be of lower quality and more speculative than          announced plans to issue them a viable opportunity for
securities of developed country issuers.                       investment.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign currency transactions: A forward contract involves     We may invest in securities issued in any currency and
an obligation to purchase or sell a specific currency at a     may hold foreign currency.
future date at a price set at the time of the contract.
Forward contracts are used to "lock-in" the price of a         Although the Series values its assets daily in terms of
security that will be purchased or sold, in terms of U.S.      U.S. dollars, we do not convert our holdings of foreign
dollars or other currencies.                                   currencies into U.S. dollars on a daily basis.  We may,
                                                               however, from time to time, purchase or sell foreign
                                                               currencies and/or engage in forward foreign currency
                                                               transactions in order to expedite settlement of portfolio
                                                               transactions and to minimize currency value
                                                               fluctuations.  We may conduct foreign currency
                                                               transactions on a cash basis at the spot rate prevailing
                                                               in the foreign currency exchange market or through a
                                                               forward foreign currency contract or forward contract.
                                                               The Series may use forward contracts for defensive
                                                               hedging purposes to attempt to protect the value of the
                                                               Series' current security or currency holdings.  It may
                                                               also use forward contracts if it has agreed to sell a
                                                               security and wants to "lock-in" the price of that
                                                               security, in terms of U.S. dollars.  Investors should be
                                                               aware of the costs of currency conversion. The Series
                                                               will not use forward contracts for speculative purposes.

                                                               These transactions may increase the Series' expenses.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                         Securities                                                 How we use them
-------------------------------------------------------------- -----------------------------------------------------------

Repurchase agreements: An agreement between a buyer, such as   Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller     investment for the Series' cash position. In order to
agrees to buy the securities back within a specified time at   enter into these repurchase agreements, the Series must
the same price the buyer paid for them, plus an amount equal   have collateral of at least 102% of the repurchase
to an agreed upon interest rate. Repurchase agreements are     price.  The Series will only enter into repurchase
often viewed as equivalent to cash.                            agreements in which the collateral is U.S. government
                                                               securities.
-------------------------------------------------------------- -----------------------------------------------------------
Restricted securities: Privately placed securities whose       We may invest in privately placed securities, including
resale is restricted under securities law.                     those that are eligible for resale only among certain
                                                               institutional buyers without registration which are
                                                               commonly known as Rule 144A Securities. Restricted
                                                               securities that are determined to be illiquid may not
                                                               exceed the Series' 10% limit on illiquid securities,
                                                               which is described below.
-------------------------------------------------------------- -----------------------------------------------------------
Interest rate swap and index swap agreements:  In an           We may use interest rate swaps to adjust the Series'
interest rate swap, a series receives payments from another    sensitivity to interest rates, or to hedge against
party based on a floating interest rate in return for making   changes in interest rates.
payments based on a fixed interest rate.  An interest rate
swap can also work in reverse, with a series receiving         Index swaps may be used to gain exposure to markets that
payments based on a fixed interest rate and making payments    the Series invests in or as a substitute for futures
based on a floating interest rate.  In an index swap, a        options or forward contracts if such contracts are not
series receives gains or incurs losses based on the total      directly available to the Series on favorable terms.
return of an index, in exchange for making fixed or floating
interest rate payments to another party.                       Interest rate swaps and index swaps will be considered
                                                               illiquid securities (see below).
-------------------------------------------------------------- -----------------------------------------------------------
Illiquid securities: Securities that do not have a ready       We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold within seven days at         securities, including repurchase agreements with
approximately the price that a series has valued them.         maturities of over seven days.
-------------------------------------------------------------- -----------------------------------------------------------

The Series may also invest in other securities including real estate investment trusts. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table.

Lending securities
Strategic Income Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Strategic Income Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Strategic Income Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Strategic Income Series' annual portfolio turnover will exceed 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Strategic Income Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Strategic Income Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain marketlike the stock or bond           bonds that we believe will continue to pay interest
marketwill decline in value because of factors such as         regardless of interim market fluctuations. We do not try
economic conditions, future expectations or investor           to predict overall bond market or interest rate movements
confidence.                                                    and generally do not trade for short-term purposes.

Index swaps are subject to the same market risks as the        In evaluating the use of an index swap, we carefully
investment market or sector that the index represents.         consider how market changes could affect the swap and how
Depending on the actual movements of the index and how well    that compares to us investing directly in the market the
the portfolio managers forecast those movements, a series      swap is intended to represent.
could experience a higher or lower return than anticipated.
-------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk is the risk that the value of       We diversify the Series assets across three distinct
securities in a particular industry or the value of an         sectors of the bond market and among a wide variety of
individual stock or bond will decline because of changing      individual issuers.
expectations for the performance of that industry or for the individual company issuing the stock or bond.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Interest rate risk is the risk that securities will decrease   The Series is subject to interest rate risk.  We cannot
in value if interest rates rise. The risk is greater for       eliminate that risk, but we do strive to manage it by
bonds with longer maturities than for those with shorter       monitoring economic conditions.
maturities.
                                                               We will not invest in swaps with maturities of more than
Swaps may be particularly sensitive to interest rate           two years.  Each business day we will calculate the
changes.  Depending on the actual movements of interest        amount the Series must pay for any swaps it holds and
rates and how well the portfolio managers anticipate them, a   will segregate cash or other liquid securities to cover
series could experience a higher or lower return than          that amount.
anticipated.
-------------------------------------------------------------- -----------------------------------------------------------
Credit risk The possibility that a bond's issuer (or an        Our careful, credit-oriented bond selection and our
entity that insures the bond) will not be able to make         commitment to hold a diversified selection of high-yield
timely payments of interest and principal.                     bonds are designed to manage this risk.

Investing in so-called "junk" or "high-yield" bonds entails    Our holdings of high quality investment grade bonds are
the risk of principal loss, which may be greater than the      less subject to credit risk and may help to balance any
risk involved in investment grade bonds. High-yield bonds      credit problems experienced by individual high-yield bond
are sometimes issued by companies whose earnings at the time   issuers or foreign issuers.
the bond is issued are less than the projected debt payments
on the bonds.                                                  When selecting dealers with whom we would make interest
                                                               rate or index swap agreements, we focus on those with
Some analysts believe a protracted economic downturn would     high quality ratings and do careful credit analysis
severely disrupt the market for high-yield bonds, adversely    before investing.
affect the value of outstanding bonds and adversely affect
the ability of high-yield issuers to repay principal and
interest. It is likely that protracted periods of economic
uncertainty would cause increased volatility in the market
prices of high-yield bonds, an increase in the number of
high-yield bond defaults and corresponding volatility in a
series' net asset value.

If there were a national credit crisis or an issuer were to
become insolvent, principal values could be adversely
affected.
-------------------------------------------------------------- -----------------------------------------------------------
Futures and options risk is the possibility that a series      We will use options and futures for defensive purposes,
may experience a significant loss if it employs an option or   such as to protect gains in the portfolio without
futures strategy related to a security or a market index and   actually selling the security or to neutralize the impact
that security or index moves in the opposite direction from    of interest rate changes. We will not use futures and
what the portfolio managers anticipated.  Futures and          options for speculative reasons or in an effort to
options also involve additional expenses, which could reduce   enhance return.
any benefit or increase any loss to a series using the
strategy.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign risk is the risk that foreign securities may be        The Series will attempt to reduce foreign investing risks
adversely affected by political instability (including         through portfolio diversification, credit analysis and
governmental seizures or nationalization of assets), changes   attention to trends in the world economies, industries
in currency exchange rates, foreign economic conditions or     and financial markets.
inadequate regulatory and accounting standards. Foreign
markets may also be less efficient, less liquid, have          We carefully evaluate the political and economic
greater price volatility, less regulation and higher           situations in the countries where we invest and take
transaction costs than U.S. markets.                           these risks into account before we select securities for
                                                               the portfolio.  However, there is no way to eliminate
                                                               foreign risks when investing internationally.
-------------------------------------------------------------- -----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- -----------------------------------------------------------

Foreign government securities risks involve the ability of a   Strategic Income Series attempts to reduce the risks
foreign government or government related issuer to make        associated with investing in foreign governments by
timely and ultimate payments on its external debt              limiting the portion of portfolio assets that may be
obligations.  This ability to make payments will be strongly   invested in such securities.
influenced by the issuer's balance of payments, including
export performance, its access to international credits and
investments, fluctuations in interest rates and the extent
of its foreign reserves.
-------------------------------------------------------------- -----------------------------------------------------------
Currency risk is the risk that the value of an investment      We may try to hedge currency risk by purchasing foreign
may be negatively affected by changes in foreign currency      currency exchange contracts.  By agreeing to purchase or
exchange rates.  Adverse changes in exchange rates may         sell foreign securities at a pre-set price on a future
reduce or eliminate any gains produced by investments that     date, the Series strives to protect the value of the
are denominated in foreign currencies and may increase any     stock it owns from future changes in currency rates.  We
losses.                                                        will use forward currency exchange contracts only for
                                                               defensive measures, not to enhance portfolio returns.
                                                               However, there is no assurance that a strategy such as
                                                               this will be successful.
-------------------------------------------------------------- -----------------------------------------------------------
Emerging markets risk is the possibility that the risks        While the Strategic Income Series may purchase securities
associated with international investing will be greater in     of issuers in any foreign country, developed and
emerging markets than in more developed foreign markets        emerging, no more than 15% of the Series' assets may be
because, among other things, emerging markets may have less    invested in direct obligations of issuers located in
stable political and economic environments.                    emerging market countries.
-------------------------------------------------------------- -----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be    A less liquid secondary market may have an adverse effect
readily sold within seven days at approximately the price      on our ability to dispose of particular issues, when
that a series values them.                                     necessary, to meet the Series' liquidity needs or in
                                                               response to a specific event, such as the declining
The high-yield secondary market is particularly susceptible    creditworthiness of the issuer.  In striving to manage
to liquidity problems when the institutions, such as mutual    this risk, we evaluate the size of a bond issuance as a
funds and certain financial institutions that dominate it,     way to anticipate its likely liquidity level.
temporarily stop buying bonds for regulatory, financial or
other reasons.                                                 We may invest only 10% of net assets in illiquid
                                                               securities, excluding Rule 144A securities described
                                                               above.
-------------------------------------------------------------- -----------------------------------------------------------
Valuation risk: A less liquid secondary market as described    We will strive to manage this risk by carefully
above can make it more difficult for a series to obtain        evaluating individual bonds and by limiting the amount of
precise valuations of the high-yield securities in its         the portfolio that can be allocated to privately placed
portfolio.  During periods of reduced liquidity, judgment      high-yield securities.
plays a greater role in valuing high-yield securities.

-------------------------------------------------------------- -----------------------------------------------------------
Legislative and regulatory risk: The United States Congress    We monitor the status of regulatory and legislative
has from time to time taken or considered legislative          proposals to evaluate any possible effects they might
actions that could adversely affect the high-yield bond        have on the Series' portfolio.
market.  For example, Congressional legislation has, with
some exceptions, generally prohibited federally insured
savings and loan institutions from investing in high-yield
securities.  Regulatory actions have also affected the
high-yield market.  Similar actions in the future could
reduce liquidity for high-yield issues, reduce the number of new high-yield securities being issued and could make it
more difficult for a fund to attain its investment objective.
-------------------------------------------------------------- -----------------------------------------------------------

Investment manager and sub-adviser

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. Delaware International Advisers Ltd. is the Series' sub-adviser. Subject to the overall supervision of manager, the sub-adviser manages the international sector of the Series' portfolio and furnishes the manager with investment recommendations, asset allocation advice, research and other investment services regarding foreign securities. For its services to the Series, the Series paid the manager and sub-adviser an aggregate fee of [0.65%] of average daily net assets for the last fiscal year.

Portfolio managers

Peter C. Andersen has primary responsibility for allocating Strategic Income Series' assets among the fixed-income and equity sectors and for making day-to-day investment decisions for the Series regarding its investments in the high-yield sector. In making investment decisions for the Series, Paul A. Grillo, who has responsibility for making day-to-day investment decisions for the Series regarding its investments in investment grade securities, and Mr. Andersen regularly consult with Jude T. Driscoll.

Peter C. Andersen, Vice President/Senior Portfolio Manager, earned a master's degree in Finance from Harvard University, where he was named a Seamans Fellow. He also holds a master's degree in Physics from Yale University and was named a Skinner Fellow. Mr. Andersen received a bachelor's degree in Mathematics/Physics from Northeastern, where he graduated summa cum laude and ranked first in the Physics Department. Prior to joining Delaware Investments in 2000, Mr. Andersen was a portfolio manager at Conseco Capital Management, where he managed high-yield portfolios for both institutional and retail products. Before that, he was a portfolio manager at Colonial Management Associates and an investment analyst at the venture capital firm of MTDC. Mr. Andersen began his investment career at Arthur D. Little, Inc., where he was a management consultant for the financial services and venture capital practices. He is a CFA charterholder. He has been participating in the management of the Series since September 18, 2000 and assumed primary responsibility for making day-to-day investment decisions for the Series on September 29, 2000.

Paul Grillo, Vice President/Portfolio Manager, holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Prior to joining Delaware Investments in 1993, he served as mortgage strategist and trader at the Dreyfus Corporation. He also served as a mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at the Chemical Bank. Mr. Grillo is a CFA charterholder. He has primary responsibility for making day-to-day investment decisions for the Series regarding its investments in investment grade securities. Mr. Grillo has been a member of Strategic Income Series' management team since its inception.

Jude T. Driscoll, Executive Vice President/Head of Fixed-Income, received a bachelor's degree in Economics from the University of Pennsylvania. Prior to joining Delaware Investments in 2000, Mr. Driscoll was Senior Vice President, Director of Fixed-Income Process at Conseco Capital Management, where he managed bank loan, high-yield and general insurance portfolios. He previously held management positions at NationsBanc Montgomery Securities and Goldman Sachs & Co.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. All "per share" information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------------------- ------------------------------------ -----------
STRATEGIC INCOME SERIES                                                                                                 Period
                                                                                           Year Ended 12/31            5/1/97(1)
                                                                                ------------------------------------   through
                                                                                    2000         1999        1998      12/31/97
------------------------------------------------------------------------------- ----------- ------------ ----------- -----------
Net asset value, beginning of period                                                ______      $10.600     $10.620     $10.000

Income (loss) from investment operations
Net investment income(2)                                                            ______        0.779       0.832       0.523
Net realized and unrealized gain (loss) on investments and foreign currencies       ______      (1.109)     (0.557)       0.097
                                                                                                -------     -------     -------
Total from investment operations                                                    ______      (0.330)       0.275       0.620
                                                                                                -------     -------     -------

Less dividends and distributions
Dividends from net investment income                                                ______      (0.610)     (0.270)        none
Distributions from net realized gain on investments                                 ______         none     (0.025)        none
                                                                                                -------     -------     -------
Total dividends and distributions                                                   ______      (0.610)     (0.295)        none
                                                                                                -------     -------     -------

Net asset value, end of period                                                      ______       $9.660     $10.600     $10.620
                                                                                                 ======     =======     =======

Total return(3)                                                                     ______      (3.29%)    2.63%(4)    6.20%(4)

Ratios and supplemental data
Net assets, end of period (000 omitted)                                             ______      $19,842     $20,571      $8,606
Ratio of expenses to average net assets                                             ______        0.80%       0.80%       0.80%
Ratio of expenses to average net assets
         prior to expense limitation and expenses paid indirectly                   ______        0.80%       0.81%       1.23%
Ratio of net investment income to average net assets                                ______        7.88%       7.90%       7.44%
Ratio of net investment income to average net assets
         prior to expense limitation and expenses paid indirectly                   ______        7.88%       7.89%       7.01%
Portfolio turnover                                                                  ______         101%        143%         70%
------------------------------------------------------------------------------- ----------- ------------ ----------- -----------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(4) Total return reflects expense limitations in effect for the Series.

Technology and Innovation Series

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Series. The following describes how the portfolio managers pursue the Series' investment goal.

We strive to identify companies of any size that offer above-average opportunities for long-term price appreciation. At least 65% of the Series' assets will be invested in common stocks issued by companies that we believe are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. In striving to identify such companies, we will evaluate a company's managerial skills, strategic focus, product development, position in its industry or relevant markets, and innovative concepts.

Some industries likely to be represented in the portfolio are:

o   computer software and hardware;
o   semiconductor, minicomputers and peripheral equipment;
o   telecommunication, media and information services;
o   environmental services, chemicals and synthetic materials;
o   defense and commercial electronics;
o   data storage and retrieval; and
o   biotechnology, health care and medical supplies.

The Series uses a bottom-up approach to stock selection. We look at estimated growth rates, market capitalization and cash flows of individual companies as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Technology and Innovation Series uses the same investment strategy as Delaware Technology and Innovation Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds, the timing of investments and redemptions, and insurance contract fees.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

---------------------------------------------------------------------------------------------------------------------------------
                                                Technology and Innovation Series
---------------------------------------------------------------------------------------------------------------------------------
                           Securities                                                    How we use them
----------------------------------------------------------------- ---------------------------------------------------------------
Common stocks: Securities that represent shares of ownership in   We invest at least 65% of the Series' total assets in equity
a corporation. Stockholders participate in the corporation's      securities (including common stocks and convertible
profits and losses, proportionate to the number of shares they    securities).  Generally, however, we invest 90% to 100% of
own.  Stocks are often referred to as "equity securities" or      net assets in common stock.  The Series may invest in common
"equities."                                                       stocks of any market capitalization.  Market capitalization is the measure of the size of a company, determined by
                                                                  multiplying the current market price of the common stock by the number of shares held by shareholders.
----------------------------------------------------------------- ---------------------------------------------------------------
Foreign securities and American Depositary Receipts (ADRs):       Although the Series may invest up to 25% of its net assets in
Securities of foreign entities issued directly or, in the case    foreign securities, we have no present intention of doing
of ADRs, through a U.S. bank. ADRs represent a bank's holdings    so.  We may invest without limit in ADRs and will do so when
of a stated number of shares of a foreign corporation.  An ADR    we believe they offer greater value and greater appreciation
entitles the holder to all dividends and capital gains earned     potential than U.S. securities.
by the underlying foreign shares. ADRs are bought and sold the same as U.S. securities.
----------------------------------------------------------------- ---------------------------------------------------------------
Convertible securities: Usually preferred stocks or corporate     The Series may invest in convertible securities and selects
bonds that can be exchanged for a set number of shares of         them on the basis of the common stock into which they can
common stock at a predetermined price.  Preferred stock has       be converted, not on the basis of the credit quality
preference over common stock in the payment of dividends and      ratings of the convertible securities.
liquidation of assets, and often pays dividends at a fixed
rate.  Corporate bonds are debt securities issued by a
corporation which typically make fixed periodic interest
payments and make full repayment on a specified maturity date.
----------------------------------------------------------------- ---------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as      Typically, the Series uses repurchase agreements as a
the Series, and seller of securities in which the seller agrees   short-term investment for the Series' cash position. In order
to buy the securities back within a specified time at the same    to enter into these repurchase agreements, the Series must
price the buyer paid for them, plus an amount equal to an         have collateral of at least 102% of the repurchase price. The
agreed upon interest rate. Repurchase agreements are often        Series may not have more than 10% of its assets in repurchase
viewed as equivalent to cash.                                     agreements with maturities of over seven days. The Series
                                                                  will only enter into repurchase agreements in which the
                                                                  collateral is comprised of U.S. government securities.
----------------------------------------------------------------- ---------------------------------------------------------------
Restricted securities: Privately placed securities whose resale   We may invest in privately placed securities, including those
is restricted under securities law.                               that are eligible for resale only among certain institutional buyers without registration which are commonly known as "Rule
                                                                  144A Securities."  Restricted securities that are determined to be illiquid may not exceed the Series' 15% limit on
                                                                  illiquid securities, which is described below.
----------------------------------------------------------------- ---------------------------------------------------------------
Options and futures: Options represent a right to buy or sell a   If we have stocks that appreciated in price, we may want to
security at an agreed upon price at a future date. The            protect those gains when we anticipate adverse conditions.
purchaser of an option may or may not choose to go through with   We might use options or futures to neutralize the effect of
the transaction.                                                  any price declines, without selling the security.  We might also use options or futures to gain exposure to a particular
Futures contracts are agreements for the purchase or sale of      market segment without purchasing individual securities in
securities at a specified price, on a specified date.  Unlike     that segment.  We might use this approach if we had excess
an option, a futures contract must be executed unless it is       cash that we wanted to invest quickly.
sold before the settlement date.
                                                                  We might use covered call options if we believe that doing so
Certain options and futures may be considered to be derivative    would help the Series to meet its investment objective.
securities.
                                                                  Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.
----------------------------------------------------------------- ---------------------------------------------------------------
Illiquid securities: Securities that do not have a ready          The Series may invest no more than 15% of net assets in
market, and cannot be easily sold within seven days at            illiquid securities.
approximately the price that a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.
----------------------------------------------------------------- ---------------------------------------------------------------

The Series may also invest in other securities including warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions of these securities as well as other securities in which the Series may invest.

Lending securities
The Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
The Series may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions
In response to unfavorable market conditions, the Series may make temporary investments in bonds, cash or cash equivalents. To the extent that the Series holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Series will have an annual portfolio turnover of more than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover rate can result in higher brokerage costs.

The risks of investing in Technology and Innovation Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The following chart gives a brief description of the chief risks of investing in the Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------------
                                             Technology and Innovation Series
----------------------------------------------------------------------------------------------------------------------------
                            Risks                                              How we strive to manage them
--------------------------------------------------------------- ------------------------------------------------------------
Market risk is the risk that all or a majority of the           We maintain a long-term approach and focus on securities
securities in a certain marketlike the stock or bond            that we believe can continue to provide returns over an
marketwill decline in value because of factors such as          extended period of time regardless of interim market
economic conditions, future expectations or investor            fluctuations.  Generally, we do not try to predict overall
confidence.                                                     market movements or trade for short-term purposes.
--------------------------------------------------------------- ------------------------------------------------------------
Industry and security risk is the risk that the value of        Although the Series will not invest more than 25% of its
securities in a particular industry or the value of an          net assets in one industry, it will concentrate its
individual stock or bond will decline because of changing       investments in companies that we believe will benefit from
expectations for the performance of that industry or for the    technological advances and innovation.  As a result, the
individual company issuing the stock.                           value of Series shares can be expected to fluctuate in
                                                                response to factors affecting the industries in which
                                                                these companies operate, and may fluctuate more widely
                                                                than a fund that invests in a broader range of
                                                                industries.  The Series may be more susceptible to any
                                                                single economic, political or regulatory occurrence
                                                                affecting these companies.

                                                                To seek to reduce these risks, we limit the amount of the
                                                                Series' assets invested in any one industry and we follow
                                                                a rigorous selection process before choosing securities
                                                                for the Series.
--------------------------------------------------------------- ------------------------------------------------------------
Interest rate risk is the risk that securities, particularly    The Series can invest in small or medium-sized companies
bonds with longer maturities, will decrease in value if         and we seek to address the potential interest rate risks
interest rates rise and increase in value if interest rates     associated with those holdings by analyzing each company's
fall. However, investments in equity securities issued by       financial situation and its cash flow to determine the
small and medium-sized companies, which often borrow money to   company's ability to finance future expansion and
finance operations, may also be adversely affected by rising    operations.  As appropriate, potential impact that rising
interest rates.                                                 interest rates might have on a stock is taken into
                                                                consideration before a stock is purchased.
--------------------------------------------------------------- ------------------------------------------------------------
Foreign risk is the risk that foreign securities may be         Currently, the Series intends to invest only a small
adversely affected by political instability, changes in         portion its portfolio in ADRs.  If we were to purchase
currency exchange rates, foreign economic conditions or         foreign securities, they would often be denominated in
inadequate regulatory and accounting standards.                 U.S. dollars. We also tend to avoid markets where we
                                                                believe accounting principles or the regulatory structure
                                                                are underdeveloped.
--------------------------------------------------------------- ------------------------------------------------------------
Company size risk is the risk that prices of small and          The Series seeks opportunities among companies of all
medium-sized companies may be more volatile than larger         sizes.  However, because the Series does not concentrate
companies because of limited financial resources or             specifically on small or medium-sized companies, this risk
dependence on narrow product lines.                             may be balanced by holdings of larger companies.
--------------------------------------------------------------- ------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be     We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a fund values them.
--------------------------------------------------------------- ------------------------------------------------------------
Non-diversified funds risk: Non-diversified funds have the      The Series is a non-diversified fund as defined by the
flexibility to invest as much as 50% of their assets in as      Investment Company Act of 1940.  We perform extensive
few as two issuers with no single issuer accounting for more    analysis on all securities, particularly those that
than 25% of the portfolio.  The remaining 50% of the            represent a larger percentage of portfolio assets.
portfolio must be diversified so that no more than 5% of a
fund's assets is invested in the securities of a single
issuer. Since a non-diversified fund may invest its assets in fewer issuers, the value of its shares may increase or
decrease more rapidly than if it were fully diversified
because changes in the price of any one portfolio security
may affect a larger portion of its overall assets.
--------------------------------------------------------------- ------------------------------------------------------------
Futures and options risk is the possibility that a fund may     We will not use futures and options for speculative
experience a significant loss if it employs an options or       reasons. We may use futures and options to protect gains
futures strategy related to a security or a market index and    in the portfolio without actually selling a security.  We
that security or index moves in the opposite direction from     may also use options and futures to quickly invest excess
what the portfolio manager anticipated.  Futures and options    cash so that the portfolio is generally fully invested.
also involve additional expenses, which could reduce any
benefit or increase any loss to a fund from using the
strategy.
--------------------------------------------------------------- ------------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. The Series will pay Delaware Management Company the following fee on an annual basis: 0.75% on the first $500 million of average daily net assets; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on assets in excess of $2.5 billion. Delaware Management Company has elected voluntarily to waive its management fee and pay expenses from the commencement of the Series' operations through [April 30, 2001] in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding [0.85%] of average daily net assets.

Portfolio managers

Jeffrey W. Hynoski has primary responsibility for making day-to-day investment decisions for Technology and Innovation Series. In making decisions for the Series, Mr. Hynoski regularly consults with Gerald S. Frey, Senior Portfolio Manager of the growth team.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Previously, he served as a Vice President at Bessemer Trust Company in the mid- and large-capitalization growth group, where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University. Mr. Hynoski has been managing the Series since its inception.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

---------------------------------------------------------------------------- ------------------
TECHNOLOGY AND INNOVATION SERIES                                               Period 8/21/00
                                                                                (1) through
                                                                                  12/31/00
---------------------------------------------------------------------------- ------------------
Net asset value, beginning of period                                               ______

Income from investment operations                                                  ______
Net investment income                                                              ______
Net realized and unrealized gain on investments                                    ______
Total from investment operations                                                   ______

Net asset value, end of period                                                     ______

Total return(2)                                                                    ______

Ratios and supplemental data                                                       ______
Net assets, end of period (000 omitted)                                            ______
Ratio of expenses to average net assets                                            ______
Ratio of expenses to average net assets
         prior to expense limitation and expenses paid indirectly                  ______
Ratio of net investment income to average net assets                               ______
Ratio of net investment income to average net assets
         prior to expense limitation and expenses paid indirectly                  ______
Portfolio turnover                                                                 ______
---------------------------------------------------------------------------- ------------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

Trend Series

Our investment strategies

We strive to identify small companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from changing and dominant trends within society or the political arena. In striving to identify such companies, we will evaluate a company's managerial skills, product development and sales and earnings.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. The key to investing successfully in small companies is to invest in them before their stock price matches their growth potential. In striving to do this, Trend Series studies:

o   the operational history of the company;
o   the strategic focus of the company; and
o   the company's competitive environment.

The Series uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization and cash flow as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Because there is added risk when investing in small companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Trend Series uses the same investment strategy as Delaware Trend Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------- ------------------------------------------------------------------
                      Securities                                                 How we use them
                                                                                  Trend Series
------------------------------------------------------- ------------------------------------------------------------------
Common stocks: Securities that represent shares of      Generally, we invest 85% to 100% of net assets in common
ownership in a corporation. Stockholders participate    stock with at least 65% in small, growth-oriented companies.
in the corporation's profits and losses,
proportionate to the number of shares they own.
------------------------------------------------------- ------------------------------------------------------------------
American Depositary Receipts (ADRs):  ADRs are issued   We may hold ADRs when we believe they offer greater appreciation
by a U.S. bank and represent the bank's holdings of a   potential than U.S. securities.
stated number of shares of a foreign corporation.  An
ADR entitles the holder to all dividends and capital
gains earned by the underlying foreign shares. ADRs
are bought and sold the same as U.S. securities.
------------------------------------------------------- ------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer,    Typically, we use repurchase agreements as a short-term
such as the Series, and a seller of securities in       investment for the Series' cash position. In order to enter into
which the seller agrees to buy the securities back      these repurchase agreements, the Series must have collateral of
within a specified time at the same price the buyer     at least 102% of the repurchase price.  The Series will only
paid for them, plus an amount equal to an agreed upon   enter into repurchase agreements in which the collateral is U.S.
interest rate. Repurchase agreements are often viewed   government securities.
as equivalent to cash.
------------------------------------------------------- ------------------------------------------------------------------
Restricted securities: Privately placed securities      We may invest in privately placed securities, including those
whose resale is restricted under securities law.        that are eligible for resale only among certain institutional buyers without registration which are commonly known as Rule
                                                        144A Securities. Restricted securities that are determined to be illiquid may not exceed the Series' 10% limit on illiquid
                                                        securities, which is described below.
------------------------------------------------------- ------------------------------------------------------------------
Illiquid securities: Securities that do not have a      We may invest up to 10% of net assets in illiquid securities,
ready market, and cannot be readily sold within seven   including repurchase agreements with maturities of over seven
days at approximately the price that a series has       days.
valued them.
------------------------------------------------------- ------------------------------------------------------------------

Trend Series may also invest in other securities including convertible securities, warrants and preferred stocks bonds. The Series may also enter into futures and options. Trend Series may invest a portion of its net assets directly in foreign securities; however, the manager has no present intention of doing so. Please see the Statement of Additional Information for additional information on these securities as well as those listed in the table above.

Lending securities
Trend Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Trend Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Trend Series may hold a substantial portion of its assets in cash or cash equivalents, fixed-income obligations issued by the U.S. government, its agencies or instrumentalities and corporate bonds. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover

We anticipate that Trend Series' annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Trend Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Trend Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------
                                                    Trend Series
---------------------------------------------------------------------------------------------------------------------
                           Risks                                          How we strive to manage them
------------------------------------------------------------ --------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market -- like the stock or bond     on stocks we believe can appreciate over an extended
market -- will decline in value because of factors such as   time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market
confidence.                                                  movements and though we may hold securities for any
                                                             amount of time, we typically do not trade for
                                                             short-term purposes.
------------------------------------------------------------ --------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of Trend Series' assets invested
securities in a particular industry or the value of an       in any one industry and in any individual security. We
individual stock or bond will decline because of changing    also follow a rigorous selection process before
expectations for the performance of that industry or for     choosing securities and continuously monitor them
the individual company issuing the stock.                    while they remain in the portfolio.
------------------------------------------------------------ --------------------------------------------------------
Small company risk is the risk that prices of smaller        Trend Series maintains a well-diversified portfolio,
companies may be more volatile than larger companies         selects stocks carefully and monitors them
because of limited financial resources or dependence on      continuously.
narrow product lines.
------------------------------------------------------------ --------------------------------------------------------
Interest rate risk is the risk that securities will          We analyze each company's financial situation and its
decrease in value if interest rates rise. The risk is        cash flow to determine the company's ability to
generally associated with bonds; however, because smaller    finance future expansion and operations.  The
companies often borrow money to finance their operations,    potential effect that rising interest rates might have
they may be adversely affected by rising interest rates.     on a stock is taken into consideration before the
                                                             stock is purchased.
------------------------------------------------------------ --------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We typically invest only a small portion of the
adversely affected by political instability (including       Series' portfolio in foreign corporations through
governmental seizures or nationalization of assets),         American Depositary Receipts.  We do not presently
changes in currency exchange rates, foreign economic         intend to invest directly in foreign securities.  When
conditions or inadequate regulatory and accounting           we do purchase ADRs, they are generally denominated in
standards. Foreign markets may also be less efficient,       U.S. dollars and traded on a U.S. exchange.
less liquid, have greater price volatility, less
regulation and higher transaction costs than U.S. markets.
------------------------------------------------------------ --------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that a series has valued them.
------------------------------------------------------------ --------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.75%] of average daily net assets for the last fiscal year.

Portfolio managers

Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Trend Series. When making investment decisions for the Series, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey
W. Hynoski, Steven T. Lampe and Lori P. Wachs.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Series since March 1997 and was Co-Manager from June 1996 to March 1997.

Marshall T. Bassett, Vice President/Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

John A. Heffern, Vice President, Portfolio Manager, earned bachelors and MBA degrees at the University of North Carolina at Chapel Hill. Prior to joining Delaware Investments in 1997, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Steven T. Lampe, Vice President, Portfolio Manager, received a bachelor's degree in Economics and an MBA degree with a concentration in Finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small and mid-capitalization growth stocks. He previously served as a tax/audit manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------- -----------------------------------------------------------------
TREND SERIES
                                                                                         Year Ended 12/31
                                                              -----------------------------------------------------------------
                                                                 2000         1999         1998          1997         1996
------------------------------------------------------------- ------------ ------------ ------------ ------------- ------------
Net asset value, beginning of year                               ______      $19.760      $17.380       $14.560      $14.020

Income (loss) from investment operations
Net investment income(loss)(1)                                   ______      (0.043)        0.006         0.019        0.050
Net realized and unrealized gain (loss) on investments           ______       13.945        2.736         3.031        1.380
                                                                             -------      -------       -------      -------
Total from investment operations                                 ______       13.902        2.742         3.050        1.430
                                                                             -------      -------       -------      -------

Less dividends and distributions
Dividends from net investment income                             ______      (0.002)      (0.020)       (0.050)      (0.090)
Distributions from net realized gain on investments              ______         none      (0.342)       (0.180)      (0.800)
                                                                             -------      -------       -------      -------
Total dividends and distributions                                ______      (0.002)      (0.362)       (0.230)      (0.890)
                                                                             -------      -------       -------      -------

Net asset value, end of year                                     ______      $33.660      $19.760       $17.380      $14.560
                                                                             =======      =======       =======      =======

Total return(2)                                                  ______       70.45%       16.04%(3)     21.37%(3)    11.00%(3)

Ratios and supplemental data
Net assets, end of period (000 omitted)                          ______     $503,657     $168,251      $118,276      $56,423
Ratio of expenses to average net assets                          ______        0.82%        0.81%         0.80%        0.80%
Ratio of expenses to average net assets prior to expense
    limitation and expenses paid indirectly                      ______        0.82%        0.85%         0.88%        0.92%
Ratio of net investment income to average net assets             ______      (0.18%)        0.03%         0.16%        0.56%
Ratio of net investment income to average net assets prior
    to expense limitation and expenses paid indirectly           ______      (0.18%)      (0.01%)         0.08%        0.44%
Portfolio turnover                                               ______          82%         121%          125%         112%
------------------------------------------------------------- ------------ ------------ ------------ ------------- ------------

(1) Per share information for the year ended December 31, 1999 was based on the average shares outstanding method.
(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects expense limitations in effect for the Series.

U.S. Growth Series

Our investment strategies

U.S. Growth Series seeks to maximize capital appreciation. We invest primarily in common stocks and though we have the flexibility to invest in companies of all sizes, we generally focus on medium- and large-sized companies. Our goal is to own companies with the potential to grow earnings faster than the U.S. economy in general. We look for companies that have:

|X|      low dividend yields;
|X|      strong balance sheets; and
|X|      high expected earnings growth rates relative to their industry.

There are a number of catalysts that might increase a company's potential for accelerated earnings growth. Our disciplined, research-intensive selection process is designed to identify earnings catalysts such as:

|X|      management changes;
|X|      new products;
|X|      structural changes in the economy; or
|X|      corporate restructurings and turnaround situations.

We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining earnings growth.

Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.

U.S. Growth Series uses the same investment strategy as Delaware U.S. Growth Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
                                                  U.S. Growth Series
-----------------------------------------------------------------------------------------------------------------------
                        Securities                                                How we use them
------------------------------------------------------------ ----------------------------------------------------------

Common stocks: Securities that represent shares of           Generally, we invest 85% to 100% of the Series' net
ownership in a corporation. Stockholders participate in      assets in common stock of companies that we think
the corporation's profits and losses, proportionate to the   have appreciation potential.  We may invest in
number of shares they own.                                   companies of all sizes, but typically focus on
                                                             medium- and large-sized companies.
------------------------------------------------------------ ----------------------------------------------------------
Foreign securities and American Depositary Receipts:         The Series may invest up to 20% of its assets in
Securities of foreign entities issued directly or, in the    securities of foreign issuers.  Such foreign securities
case of American Depositary Receipts (ADRs), through a       may be traded on a foreign exchange, or they may be in
U.S. bank. ADRs represent a bank's holding of a stated       the form of ADRs.  Direct ownership of foreign
number of shares of a foreign corporation. An ADR entitles   securities will typically not be a significant part of
the holder to all dividends and capital gains earned by      our strategy.  We may, however own ADRs when we think
the underlying foreign shares. ADRs are bought and sold in   they offer greater appreciation potential than domestic
the same way as U.S. securities.                             stocks.
------------------------------------------------------------ ----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price.  The Series would only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
------------------------------------------------------------ ----------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ----------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities.
approximately the price that a series has valued them.
------------------------------------------------------------ ----------------------------------------------------------
Fixed-income securities: Securities that may include debt    We may invest up to 35% of the Series' assets in debt
securities, bonds, convertible bonds, as well as,            securities, bonds, convertible bonds, preferred stocks
non-investment grade fixed-income securities.                and convertible preferred stock.  We may also invest up
                                                             to 10% of this portion in non-investment grade bonds if
                                                             we believe that doing so would help us to meet the
                                                             Series' objective.
------------------------------------------------------------ ----------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                  U.S. Growth Series
-----------------------------------------------------------------------------------------------------------------------
                        Securities                                                How we use them
------------------------------------------------------------ ----------------------------------------------------------

Options and futures: Options represent a right to buy or     We might use options or futures to neutralize the effect
sell a security or group of securities at an agreed upon     of any anticipated price declines, without selling the
price at a future date. The purchaser of an option may or    security. We might also use options or futures to gain
may not choose to go through with the transaction.           exposure to a particular market segment without
                                                             purchasing individual securities in that segment
Writing a covered call option on a security obligates the    particularly if we had excess cash that we wanted to
owner of the security to sell it at an agreed upon price     invest quickly.
on an agreed upon date (usually no more than nine months
in the future.) The owner of the security receives a
premium payment from the purchaser of the call, but if the
security appreciates to a price greater than the agreed      When writing call options we will only write covered
upon selling price, a series would lose out on those gains.  call options  - call options on securities we actually own.
Futures contracts are agreements for the purchase or sale
of securities at a specified price, on a specified date.
Unlike an option, a futures contract must be executed
unless it is sold before the settlement date.                Use of these strategies can increase the operating costs
                                                             of the Series and can lead to loss of principal.
Options and futures are generally considered to be
derivative securities.
------------------------------------------------------------ ----------------------------------------------------------

The Series may also invest in other securities including U.S. government securities. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
The Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

When-issued securities, delayed delivery and firm commitment agreements
The Series may purchase securities on a delayed delivery or when-issued basis; that is, paying for securities before delivery or taking delivery at a later date. The Series may also enter into firm commitment agreements (the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The transactions may involve either corporate, municipal or government securities. The Series assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets. Whenever these borrowings, including reverse repurchase agreements, exceed 5% of the value of the Series' total assets, the Series will not purchase any securities.

Temporary defensive positions
For temporary defensive purposes, U.S. Growth Series may hold all or a substantial portion of its assets in cash or cash equivalents. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Series' annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in U.S. Growth Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in U.S. Growth Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------
                                                    U.S. Growth Series
---------------------------------------------------------------------------------------------------------------------------
                            Risks                                             How we strive to manage them
-------------------------------------------------------------- ------------------------------------------------------------

Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond       stocks we believe can appreciate over an extended time
market -- will decline in value because of factors such as     frame regardless of interim market fluctuations. We do not
economic conditions, future expectations or investor           try to predict overall stock market movements and
confidence.                                                    generally do not trade for short-term purposes.
-------------------------------------------------------------- ------------------------------------------------------------
Industry and security risk is the risk that the value of       We limit the amount of U.S. Growth Series' assets invested
securities in a particular industry or the value of an         in any one industry and in any individual security.
individual stock or bond will decline because of changing
expectations for the performance of that industry or for the individual company issuing the stock or bond.
-------------------------------------------------------------- ------------------------------------------------------------
Foreign risk is the risk that foreign securities may be        We are permitted to invest up to 20% of the Series'
adversely affected by political instability (including         portfolio in foreign securities.  When we do purchase
governmental seizures or nationalization of assets), changes   foreign securities, they are generally ADRs which are
in currency exchange rates, foreign economic conditions or     denominated in U.S. dollars and traded on U.S. stock
inadequate regulatory and accounting standards.  Foreign       exchanges.
markets may also be less efficient, less liquid, have
greater price volatility, less regulation and higher
transaction costs than U.S. markets.
-------------------------------------------------------------- ------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be    We limit exposure to illiquid securities to 15% of net
readily sold within seven days at approximately the price      assets.
that the Series values them.
-------------------------------------------------------------- ------------------------------------------------------------
Credit risk is the possibility that a bond' issuer (or an      Fixed-income securities are not typically a significant
entity that insures the bond) will be unable to make timely    component of our strategy. However, when we do invest in
payments of interest and principle.                            fixed-income securities, we will not hold more than 10% of net assets in high-yield, non-investment grade bonds. This limitation, combined with our careful, credit-oriented
                                                               bond selection and our commitment to hold a diversified
                                                               selection of high-yield bonds are designed to manage this
                                                               risk.
-------------------------------------------------------------- ------------------------------------------------------------
Futures and options risk is the possibility that a series      We will not use futures and options for speculative
may experience a loss if it employs an options or futures      reasons. We may use options and futures to protect gains
strategy related to a security or a market index and that      in the portfolio without actually selling a security. We
security or index moves in the opposite direction from what    may also use options and futures to quickly invest excess
the manager anticipated.  Futures and options also involve     cash so that the portfolio is generally fully invested.
additional expenses, which could reduce any benefit or
increase any loss that a series gains from using the
strategy.
-------------------------------------------------------------- ------------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid __% of average daily net assets for the last fiscal year.

Portfolio manager

Frank Houghton and Gerald S. Frey have primary responsibility for making day-to-day investment decisions for U.S. Growth Series. Mr. Houghton has been part of the growth team that has managed the Series since its inception. Mr. Frey joined Mr. Houghton on January 4, 2001.

Frank Houghton, Vice President/Senior Portfolio Manager, received a BBA from Manhattan College and attended New York University Graduate School of Business Administration. Prior to joining Delaware Investments in March 2000, Mr. Houghton was President and Portfolio Manager of Lynch & Mayer, Inc., which he joined in 1990 and became President in 1999. Prior to joining Lynch & Mayer, Inc., Mr. Houghton was Chairman of BMI Capital from 1984 to 1990, a Portfolio Manager at Neuberger & Berman from 1977 to 1984 and a Partner at Oppenheimer & Co., Inc. from 1969-1977.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------ -------------------- --------------------
U.S. GROWTH SERIES                                                                            Period
                                                                                            11/15/99(1)
                                                                       Year Ended             through
                                                                        12/31/00             12/31/99
------------------------------------------------------------------ -------------------- --------------------
Net asset value, beginning of period                                      ______              $10.000

Income from investment operations
Net investment income                                                     ______                0.026
Net realized and unrealized gain on investments                           ______                0.564
                                                                                              -------
Total from investment operations                                          ______                0.590
                                                                                              -------

Net asset value, end of period                                            ______              $10.590
                                                                                              =======

Total return(2)                                                           ______                5.90%

Ratios and supplemental data
Net assets, end of period (000 omitted)                                   ______               $8,744
Ratio of expenses to average net assets                                   ______                0.75%
Ratio of expenses to average net assets prior to expense
    limitation and expenses paid indirectly                               ______                0.79%
Ratio of net investment income to average net assets                      ______                3.33%
Ratio of net investment income to average net assets prior to
    expense limitation and expenses paid indirectly                       ______                3.29%
Portfolio turnover                                                        ______                   0%
------------------------------------------------------------------ -------------------- --------------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

Who's who?

The following describes the various organizations involved with managing, administering, and servicing the Series.

Board of trustees
A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the series. Generally, at least 40% of the board of trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment managers
Delaware Management Company, One Commerce Square, Philadelphia, PA 19103 Delaware International Advisers Ltd., Third Floor, 80 Cheapside, London, England EC2V 6EE

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Delaware Management Company and its predecessors have been managing the funds in Delaware Investments since 1938. On December 31, 2000, Delaware Management Company and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than [$47] billion in assets in the various institutional or separately managed [(approximately $27,783,710,000)] and investment company (approximately [$19,579,950,000)] accounts. Delaware International Advisers began operating in 1990 and manages global and international institutional and mutual fund accounts. Delaware Management Company is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

Sub-adviser
Delaware International Advisers Ltd., Third Floor, 80 Cheapside, London, England EC2V 6EE

A sub-adviser is a company generally responsible for the management of the fund's assets and is selected and supervised by the investment manager. Delaware International serves as the sub-adviser to the Strategic Income Series.

Portfolio managers Portfolio managers are employed by the investment managers or sub-advisers to make investment decisions for individual portfolios on a day-to-day basis. See "Information about individual Series" for information about the portfolio managers of the various series.

Distributor
Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Sub-Distributor
Lincoln Financial Distributors, Inc. ("LFD"), 350 Church Street, Hartford, CT 06103.

LFD serves as the Series' sub-distributor pursuant to a contractual arrangement with Delaware Distributors L.P. LFD is primarily responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, who segregates fund securities from other bank assets.

Important Information about all Series

Share classes
Each Series has two classes of shares, Standard Class and Service Class. Each class is identical except that Service Class has a distribution or "Rule 12b-1" plan which is described in the prospectuses offering Service Class shares.

Purchase and redemption of shares
Shares are sold only to separate accounts of life companies at net asset value. (See "Valuation of shares.") Redemptions will be effected by the separate accounts at the net asset value next determined after receipt of the order to meet obligations under the variable contracts. Cash Reserve Series is managed to maintain a constant $10 per share net asset value although there is no assurance that this objective can be achieved. Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Series' net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine a Series' net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Series' portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We price securities and other assets for which market quotations are available at their market value. We price debt securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any investments that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the board of trustees that are designed to price securities at their fair market value.

A significant portion of the portfolio securities of the Emerging Markets, Global Bond, International Equity and Strategic Income Series is listed on foreign exchanges. From time to time, other Series may also hold securities that are listed on foreign exchanges. These foreign exchanges may trade on weekends or days when the Series do not price their shares. As a result, the NAV of these Series may change on days when you will not be able to purchase or redeem shares of the Series.

Dividends, distributions and taxes
For the Capital Reserves and Cash Reserve Series, dividends, if any, are declared daily and paid monthly. Short-term capital gains distributions, if any, may be paid with the dividend; otherwise, any distributions from net realized securities profits normally will be distributed following the close of the fiscal year.

For the Balanced and Growth and Income Series, dividends, if any, are paid annually. Capital gain distributions, if any, normally will be made following the close of the fiscal year.

For the Convertible Securities, Devon, Emerging Markets, Global Bond, Growth Opportunities, High Yield, International Equity, REIT, Select Growth, Small Cap Value, Social Awareness, Strategic Income, Trend and U.S. Growth Series, dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

A Series will not be subject to federal income tax to the extent its earnings are distributed. The Fund intends to distribute substantially all of the respective Series' net investment income and net capital gains. Shareholders may be proportionately liable for taxes on income and gains of the Series but shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them, and the Fund will inform shareholders of the amount and nature of income or gains.

Please refer to the prospectus for the variable insurance contract for additional tax information relevant to such contracts.

EURO
Several European countries began participating in the European Economic and Monetary Union, which has established a common currency for participating countries. This currency is commonly known as the "Euro." The long-term consequences of the Euro conversion for foreign exchange rates, interest rates and the value of European securities in which the Series may invest are unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by the Series.

DELAWARE GROUP PREMIUM FUND

Additional information about the Series' investments is available in the Series' Annual and Semi-Annual Reports to shareholders. In the Series' annual reports you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal period. You can find more detailed information about the Series in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. You may obtain a free copy of the Statement of Additional Information by writing to us at One Commerce Square, Philadelphia, PA 19103, or call toll-free 800.523.1918.

You can find reports and other information about the Series on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.202.942.8090.




Investment Company Act File No. 811-5162

                           DELAWARE GROUP PREMIUM FUND
                                  Service Class

                   1818 Market Street, Philadelphia, PA 19103

Prospectus

                                   May 1, 2001

This Prospectus offers 19 Portfolios. Each Portfolio (Series) is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the various Series in accordance with allocation instructions received from contract owners. The investment objectives and principal policies of the Series are described below.


As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Balanced Series (formerly Delaware Balanced Series)--seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. This Series has the same objective and investment disciplines as Delaware Balanced Fund, a separate fund in the Delaware Investments family.

Capital Reserves Series--seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities.

Cash Reserve Series--a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. This Series has the same objective and investment disciplines as Delaware Cash Reserve Fund, a separate fund in the Delaware Investments family. The shares of Cash Reserve Series are neither insured nor guaranteed by the U.S. government and there is no assurance that the Series will be able to maintain a stable net asset value of $10.00 per share.

Convertible Securities Series--seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities.

Devon Series--seeks total return. The Series will seek to achieve its objective by investing primarily in common stocks that the investment manager believes have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency. This Series has the same objective and investment disciplines as Delaware Devon Fund, a separate fund in the Delaware Investments family.

Emerging Markets Series--seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. This Series has the same objective and investment disciplines as Delaware Emerging Markets Fund, a separate fund in the Delaware Investments family.

Global Bond Series--seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. This Series has the same objective and investment disciplines as Delaware Global Bond Fund, a separate fund in the Delaware Investments family.

Growth and Income Series--seeks capital appreciation with current income as a secondary objective. This Series has the same objective and investment disciplines as Delaware Growth and Income Fund, a separate fund in the Delaware Investments family.

Growth Opportunities Series (formerly DelCap Series)--seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. This Series has the same objective and investment disciplines as Delaware Growth Opportunities Fund, a separate fund in the Delaware Investments family.

High Yield Series (formerly Delchester Series)--seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. These are commonly known as junk bonds. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds.

International Equity Series--seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. This Series has the same objective and investment disciplines as Delaware International Equity Fund, a separate fund in the Delaware Investments family.

REIT Series--seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. This Series has the same objective and investment discipline as Delaware REIT Fund, a separate fund in the Delaware Investments family.

Select Growth Series (formerly Aggressive Growth Series)--seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. This Series has the same objective and investment discipline as Delaware Select Growth Fund, a separate fund in the Delaware Investments family.

Small Cap Value Series--seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. This Series has the same objective and investment disciplines as Delaware Small Cap Value Fund, a separate fund in the Delaware Investments family.

Social Awareness Series--seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. This Series has the same objective and investment disciplines as Delaware Social Awareness Fund, a separate fund in the Delaware Investments family.

Strategic Income Series--seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. This Series has the same objective and investment disciplines as Delaware Strategic Income Fund, a separate fund in the Delaware Investments family.

Technology and Innovation Series--seeks to provide long-term capital growth by investing in securities of companies believed to benefit from technological advances and innovations. This Series has the same objective and investment disciplines as Delaware Technology and Innovation Fund, a separate fund in the Delaware Investments family.

Trend Series--seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. This Series has the same objective and investment disciplines as Delaware Trend Fund, a separate fund in the Delaware Investments family.

U.S. Growth Series - seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry. This Series has the same objective and investment disciplines as Delaware U.S. Growth Fund, a separate fund in the Delaware Investments family.

         The Global Bond Series and the Convertible Securities Series are not available in the Group Flexible Premium Variable Life Insurance product.

                                TABLE OF CONTENTS

                                                                                                             Page
Profiles

         Balanced Series........................................................................................
         Capital Reserves Series................................................................................
         Cash Reserve Series....................................................................................
         Convertible Securities Series..........................................................................
         Devon Series...........................................................................................
         Emerging Markets Series................................................................................
         Global Bond Series.....................................................................................
         Growth and Income Series...............................................................................
         Growth Opportunities Series............................................................................
         High Yield Series......................................................................................
         International Equity Series............................................................................
         REIT Series............................................................................................
         Select Growth Series...................................................................................
         Small Cap Value Series.................................................................................
         Social Awareness Series................................................................................
         Strategic Income Series................................................................................
         Technology and Innovation Series.......................................................................
         Trend Series...........................................................................................
         U.S. Growth Series.....................................................................................

Information about Individual Series
(Strategies, Risks, Portfolio Managers, Financial Highlights)

         Balanced Series........................................................................................
         Capital Reserves Series................................................................................
         Cash Reserve Series....................................................................................
         Convertible Securities Series..........................................................................
         Devon Series...........................................................................................
         Emerging Markets Series................................................................................
         Global Bond Series.....................................................................................
         Growth and Income Series...............................................................................
         Growth Opportunities Series............................................................................
         High Yield Series......................................................................................
         International Equity Series............................................................................
         REIT Series............................................................................................
         Select Growth Series...................................................................................
         Small Cap Value Series.................................................................................
         Social Awareness Series................................................................................
         Strategic Income Series................................................................................
         Technology and Innovation Series.......................................................................
         Trend Series...........................................................................................
         U.S. Growth Series.....................................................................................

Important Information about all Series

         Fund administration (Who's Who)........................................................................
         Share classes..........................................................................................
         Purchase and redemption of shares......................................................................
         Valuation of shares....................................................................................
         Dividends, distributions and taxes.....................................................................

Profile: Balanced Series (formerly Delaware Balanced Series)

What are the Series' goals?
Balanced Series seeks a balance of capital appreciation, income and preservation of capital. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in common stocks of established companies we believe have the potential for long-term capital appreciation. In addition, we invest at least 25% of the Series' assets in various types of fixed-income securities, including U.S. government securities and corporate bonds. Funds with this mix of stocks and bonds are commonly known as balanced funds.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected primarily by declines in stock and bond prices, which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. For a more complete discussion of risk, please turn to "The risks of investing in Balanced Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o Investors with long-term financial goals.
o Investors looking for stocks and bonds combined in a single investment.
o Investors seeking a measure of capital preservation.

Who should not invest in the Series
o Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has Balanced Series performed?
This bar chart and table can help you evaluate the risks of investing in Balanced Series. We show how returns have varied over the past ten calendar years, as well as average annual returns for one, five and ten years. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Balanced Series)


Year-by-year total return

                                       Balanced Series

1991                                        26.59%
1992                                        13.85%
1993                                         8.18%
1994                                        -0.15%
1995                                        26.58%
1996                                        15.91%
1997                                        26.40%
1998                                        18.62%
1999                                        -7.85%
2000                                        __.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [17.54]% for the quarter ended [March 31, 1991] and its lowest quarterly return was [-12.93]% for the quarter ended [September 30, 1990].

Average annual returns for periods ending 12/31/00

               Balanced Series    S&P 500 Composite  Lehman Brothers Aggregate
                Standard Class    Stock Price Index          Bond Index

1 year              __.__%              __.__%                __.__%
5 years             __.__%              __.__%                __.__%
10 years            __.__%              __.__%                __.__%

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the S&P 500 Composite Stock Price Index and the Lehman Brothers Aggregate Bond Index. The S&P 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. The Lehman Brothers Aggregate Bond Index measures the performance of about approximately 5,500 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds. Neither index is a perfect comparison to Balanced Series since the S&P 500 Composite Stock Price Index does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks. You should remember that unlike the Series, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Capital Reserves Series

What are the Series' goals?
Capital Reserves Series seeks a high stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
Capital Reserves Series invests primarily in short- and intermediate-term securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, instruments secured by U.S. government securities and debt securities issued by U.S. corporations.

Capital Reserves Series is not a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates. The Series is designed for greater stability of income at a relatively higher level; consequently, the principal value will fluctuate over time. The Series will attempt to provide investors with yields higher than those available in money market vehicles by extending the average maturity of the bonds in its portfolio beyond what is typically associated with money market funds.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected primarily by adverse changes in interest rates or, in the case of corporate bonds, by poor performance in specific industries or companies. For a more complete discussion of risk, please turn to "The risks of investing in Capital Reserves Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o Investors with long-term financial goals.
o Investors looking for relatively stable and high income flow.
o Investors looking for the security associated with a portfolio of high quality fixed-income securities.

Who should not invest in the Series
o Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has Capital Reserves Series performed?
This bar chart and table can help you evaluate the risks of investing in Capital Reserves Series. We show how returns have varied over the past ten calendar years, as well as average annual returns for one, five and ten years. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Capital Reserves Series)]

Year-by-year total return

                                  Capital Reserves Series

1991                                          8.84%
1992                                          7.20%
1993                                          7.85%
1994                                         -2.68%
1995                                         14.08%
1996                                          4.05%
1997                                          7.60%
1998                                          6.78%
1999                                          0.28%
2001                                         __.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [4.35]% for the quarter ended [June 30, 1995] and its lowest quarterly return was [-2.21]% for the quarter ended [March 31, 1994].

Average annual returns for periods ending 12/31/00

                                                   Lehman Brothers Intermediate
                      Capital Reserves Series            Government Corporate
                          Standard Class                   Bond Index

1 year                          _.__%                        _.__%
5 years                         _.__%                        _.__%
10 years                        _.__%                        _.__%

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the Lehman Brothers Intermediate Government Corporate Bond Index. Lehman Brothers Intermediate Government Corporate Bond Index is based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4 to 5 years. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Cash Reserve Series

What are the Series' goals?
Cash Reserve Series seeks to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $10 per share. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
Cash Reserve Series invests primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

Cash Reserve Series is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments with an effective remaining maturity of more than 397 days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

What are the main risks of investing in the Series?
Cash Reserve Series will be affected primarily by declines in interest rates that would reduce the income provided by the Series. For a more complete discussion of risk, please turn to "The risks of investing in Cash Reserve Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Series seeks to preserve the value of your investment at $10 per share, it is possible to lose money by investing in the Series.

Who should invest in the Series
o  Investors with short-term financial goals.
o Investors who do not want an investment whose value may fluctuate over the short term.
o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.

Who should not invest in the Series
o  Investors with long-term financial goals.
o  Investors looking for relatively high income flow.

How has Cash Reserve Series performed?
This bar chart and table can help you evaluate the risks of investing in Cash Reserve Series. We show how returns have varied over the past ten calendar years, as well as average annual returns for one, five and ten years. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Cash Reserve Series)]

Year-by-year total return

                                    Cash Reserve
                                        Series

1991                                     5.58%
1992                                     3.25%
1993                                     2.48%
1994                                     3.68%
1995                                     5.48%
1996                                     4.93%
1997                                     5.10%
1998                                     5.08%
1999                                     4.81%
2000                                     _.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [1.88]% for the quarter ended [June 30, 1990] and its lowest quarterly return was [0.58]% for the quarter ended [June 30, 1993].

Average annual returns for periods ending 12/31/00

                      Cash Reserve Series
                        Standard Class

1 year                         _.__%
5 years                        _.__%
10 years                       _.__%

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

Profile: Convertible Securities Series

What are the Series' goals?
Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security which may be converted into a prescribed amount of common stock of the same or a different issuer at a specified price or using a specified pricing formula. A convertible security entitles the holder to receive interest paid on convertible debt or the dividend paid on a preferred stock until the convertible security matures, is redeemed or is converted.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected primarily by declines in convertible securities prices, which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. Convertible securities are often rated below investment grade and, as a result, are subject to a higher credit risk that the issuer will be unable to meet payments of interest and principal, particularly under adverse economic conditions. For a more complete discussion of risk, please turn to "The risks of investing in Convertible Securities Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o  Investors with long-term financial goals.
o Investors looking for appreciation potential combined with the potential for current income which could act as a cushion for the portfolio's performance.

Who should not invest in the Series
o  Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has Convertible Securities Series performed?
This bar chart and table can help you evaluate the risks of investing in Convertible Securities Series. We show how returns have varied over the past three calendar years, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (Convertible Securities Series)]

Year-by-year total return

                             Convertible Securities
                                     Series

                     1998      -1.17%
                     1999       6.97%
                     2000       _.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [8.70]% for the quarter ended [December 31, 1999] and its lowest quarterly return was [-10.65]% for the quarter ended [September 30, 1998].

Average annual returns for periods ending 12/31/00

                   Convertible Securities Series      Merrill Lynch Convertible
                  Standard Class Securities Index

1 year                        _.__%                            __.__%
Since Inception               _.__%                            __.__%
(5/1/97)

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the Merrill Lynch Convertible Securities Index. The Merrill Lynch Convertible Securities Index is an unmanaged index representative of the convertible securities market. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Devon Series

What are the Series' goals?
Devon Series seeks total return. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in common stocks. We focus on common stocks that we believe have the potential for above-average earnings per share growth over time.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be particularly affected by changes in stock prices. Stock prices may be negatively affected by declines in the stock market or poor performance in specific industries or companies. For a more complete discussion of risk, please turn to "The risks of investing in Devon Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o Investors with long-term financial goals.
o Investors seeking long-term capital appreciation.
o Investors seeking an investment primarily in common stocks.

Who should not invest in the Series
o Investors seeking an investment primarily in fixed-income securities.
o Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Devon Series performed?

This bar chart and table can help you evaluate the risks of investing in Devon Series. We show how returns have varied over the past three calendar years as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Devon Series)]

Year-by-year total return


                                 Devon Series

             1998                     24.05%
             1999                    -10.13%
             2000                     __.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [20.81]% for the quarter ended [December 31, 1998] and its lowest quarterly return was [-12.09]% for the quarter ended [September 30, 1999].

Average annual returns for periods ending 12/31/00

                                          S&P 500 Composite
                      Devon Series        Stock Price Index
                     Standard Class

1 year                    __.__%                 __.__%
Since Inception           __.__%                 __.__%
(5/1/97)

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the S&P 500 Composite Stock Price Index. The S&P 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Emerging Markets Series

What are the Series' goals?
The Emerging Markets Series seeks long-term capital appreciation. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
The Series invests primarily in equity securities of issuers from emerging foreign countries. Under normal market conditions, at least 65% of the Series' total assets will be invested in equity securities of issuers from at least three different countries whose economies are considered to be emerging or developing.

We may invest up to 35% of the Series' net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. We may invest in fixed-income securities that are denominated in the currencies of emerging market countries. All of these may be high-yield, high risk fixed-income securities.

In selecting investments for the Series,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value. Because many of the countries in which the Series invests are emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities held in the Series' portfolio. These fluctuations can be even more pronounced for funds like Emerging Markets Series, which invests in emerging countries. This Series will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. The value of the Series' investments and, therefore, the price of the Series' shares may be more volatile than investments in more developed markets. Because the Series invests in international securities in developing countries as well as established countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards.

The Series may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Series is considered "non-diversified" under federal laws and rules that regulate mutual funds. This means that the Series may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risks.

For a more complete discussion of risk, please turn to "The risks of investing in Emerging Markets Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o Investors with long-term financial goals.
o Investors looking for a portfolio of securities of emerging markets which may offer high return potential but can be substantially more risky than investments in either the U.S. or established foreign countries.

Who should not invest in the Series
o Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who do not understand or are unwilling to accept the significant risks associated with investing in emerging markets.

How has Emerging Markets Series performed?

This bar chart and table can help you evaluate the risks of investing in Emerging Markets Series. We show how returns have varied over the past three calendar years, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Emerging Markets Series)]

Year-by-year total return


                                  Emerging Markets Series

1998                                     -32.48%
1999                                      48.28%
2000                                      __.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [22.99]% for the quarter ended [December 31, 1999] and its lowest quarterly return was [-22.25]% for the quarter ended [June 30, 1998].

Average annual returns for periods ending 12/31/00

                         Emerging Markets Series        Morgan Stanley Capital International
                             Standard Class                 Emerging Markets Free Index


1 year                           __.__%                                 __.__%
Since inception                  __.__%                                 __.__%
(5/1/97)


Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. The Morgan Stanley Capital International Emerging Markets Free Index is a U.S. dollar denominated index comprised of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership restrictions, a lax regulatory environment, and greater perceived market risk than in the developed countries. Within this index, Morgan Stanley Capital International aims to capture an aggregate of 60% of local market capitalization. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Global Bond Series

What are the Series' goals?
Global Bond Series seeks current income consistent with preservation of principal. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
The Series invests primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series is a global fund. Therefore, at least 65% of the Series' total assets will be invested in fixed-income securities of issuers from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

In selecting investments for the Series,

o We strive to identify fixed-income securities that provide high income potential.
o In order to compare the value of different fixed-income securities, even those issued in different countries, we look at the value of anticipated future interest and principal payments, taking into consideration what we think the inflation rate in that country will be. We then estimate what we think the value of those anticipated future payments would be worth if they were being paid today. We believe this gives us an estimate of a bond's true value.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities held in the Series' portfolio. These fluctuations can be even more pronounced for funds like Global Bond Series, which invests in developing countries. The Series' investments normally decrease when there are declines in bond prices, which can be caused by a drop in the bond market, an adverse change in interest rates or an adverse situation affecting the issuer of the bond. Because the Series invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards. The Series may invest in high-yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Series is considered "non-diversified" under federal laws and rules that regulate mutual funds. This means that the Series may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risks.

For a more complete discussion of risk, please turn to "The risks of investing in Global Bond Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o Investors looking for a portfolio that includes both U.S. and foreign fixed-income securities.
o    Investors seeking a measure of capital appreciation.

Who should not invest in the Series
o    Investors with short-term financial goals.
o Investors who are unwilling to accept risks of investing in foreign fixed-income securities.

How has Global Bond Series performed?

This bar chart and table can help you evaluate the risks of investing in Global Bond Series. We show how returns have varied over the past four calendar years, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Global Bond Series)]

Year-by-year total return


                                 Global Bond Series

1997                                     0.88%
1998                                     7.82%
1999                                    -3.60%
2000                                    __.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [4.25]% for the quarter ended [September 30, 1998] and its lowest quarterly return was [-3.07]% for the quarter ended [March 31, 1997].

Average annual returns for periods ending 12/31/00

                             Global Bond Series       Salomon Smith Barney World
                               Standard Class            Government Bond Index

1 year                               _.__%                      _.__%
Since inception                      _.__%                      _.__%
(5/2/96)

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the Salomon Smith Barney World Government Bond Index. Salomon Smith Barney World Government Bond Index is a market-capitalization weighted benchmark that tracks the performance of the 18 Government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Growth and Income Series


What are the Series' goals?
Growth and Income Series seeks capital appreciation with current income as a secondary objective. Although the Series will strive to meet its goals, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in common stocks of large, well-established companies. Typically, we consider buying a stock when we believe it is undervalued and has the potential to increase in price as the market realizes its true value. We consider the financial strength of the company, its management and any developments affecting the security, the company or its industry.


What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries. For a more complete discussion of risk, please turn to "The risks of investing in Growth and Income Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking long-term capital appreciation.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking a small to moderate income component of total return, recognizing that income is a secondary objective of the Series.


Who should not invest in the Series
o    Investors seeking an investment primarily in fixed-income securities.
o    Investors with short-term financial goals.
o Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly over the short term.

How has Growth and Income Series performed?
This bar chart and table can help you evaluate the risks of investing in Growth and Income Series. We show how returns have varied over the past ten calendar years, as well as average annual returns for one, five and ten years. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Growth and Income Series)]

Year-by-year total return


                                      Growth and Income Series

1991                                            22.32%
1992                                             8.83%
1993                                            15.45%
1994                                            -0.20%
1995                                            36.12%
1996                                            20.72%
1997                                            31.00%
1998                                            11.35%
1999                                            -2.98%
2000                                            __.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [15.29]% for the quarter ended [June 30, 1997] and its lowest quarterly return was [-15.79]% for the quarter ended [September 30, 1990].

Average annual return for periods ending 12/31/00

                        Growth and Income            S&P 500 Composite
                      Series Standard Class          Stock Price Index

1 year                        __.__%                       __.__%
5 years                       __.__%                       __.__%
10 years                      __.__%                       __.__%

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the S&P 500 Composite Stock Price Index. The S&P 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Growth Opportunities Series (formerly DelCap Series)

What are the Series' goals?
Growth Opportunities Series seeks long-term capital appreciation. Although the Series will strive to meet its goals, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in common stocks of medium-size companies. These are generally considered to be stocks with market capitalizations between $2 billion and $10 billion. We may also invest in securities that are convertible into common stock. In selecting stocks for the portfolio, we typically look for companies that have established themselves within their industry, but still have growth potential.

We use a bottom-up approach to select stocks, evaluating individual companies rather than trends in the economy or the investment markets. Researching each company, its products, services, competitors and management team helps us to select stocks of companies that we think will provide high and consistent earnings growth with a reasonable level of risk.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Growth Opportunities Series' portfolio. This Series will be affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries. In addition, the Series invests in medium-size or small companies. These companies may involve greater risk due to their relatively smaller size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in Growth Opportunities Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of medium-sized, growth oriented companies.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Growth Opportunities Series performed?
This bar chart and table can help you evaluate the risks of investing in Growth Opportunities Series. We show how returns have varied over the past nine calendar years, as well as average annual returns for one and five years and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Growth Opportunities Series)]

Year-by-year total return


                                  Growth Opportunities Series

1992                                           1.99%
1993                                          11.56%
1994                                          -3.54%
1995                                          29.53%
1996                                          14.46%
1997                                          14.90%
1998                                          18.81%
1999                                          62.94%
2000                                          __.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [46.48]% for the quarter ended [December 31, 1999] and its lowest quarterly return was [-16.07]% for the quarter ended [September 30, 1998].

Average annual returns for periods ending 12/31/00

                      Growth Opportunities Series     Russell Midcap Growth
                             Standard Class                   Index

1 year                           __.__%                      __.__%
5 years                          __.__%                      __.__%
Since Inception                  __.__%                      __.__%
(7/12/91)

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the Russell Midcap Growth Index. Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book and higher forecasted growth value. These stocks are also members of the Russell 1000 Growth Index. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: High Yield Series (formerly Delchester Series)

What are the Series' goals?
High Yield Series seeks total return and, as a secondary objective, high current income. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in corporate bonds rated BB or lower by S&P or similarly rated by another NRSRO. These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds. The Series will also invest in unrated bonds we judge to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond's appreciation potential as well as the issuer's ability to make income and principal payments.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected primarily by declines in bond prices, which can be caused by adverse changes in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. High-yield bonds are rated below investment grade and are subject to greater risk that the issuer will be unable to make payments on interest and principal. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards. For a more complete discussion of risk, please turn to "The risks of investing in High Yield Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o Investors looking a fixed-income investment that offers a combination of total return with high current income.
o Investors who want a total return-oriented income investment as a diversification tool for long-term, equity-oriented portfolios.

Who should not invest in the Series
o    Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has High Yield Series performed?
This bar chart and table can help you evaluate the risks of investing in High Yield Series. We show how returns have varied over the past ten calendar years, as well as average annual returns for one, five and ten years. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns. On May 1, 2000, the Series' name was changed from Delchester Series to High Yield Series and the Series' investment objective changed from high current income to total return and, as a secondary objective, high current income.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (High Yield
Series)]

Year-by-year total return


                                   High Yield Series

1991                                     37.54%
1992                                     13.44%
1993                                     16.36%
1994                                     -2.87%
1995                                     15.50%
1996                                     12.79%
1997                                     13.63%
1998                                     -1.83%
1999                                     -2.64%
2000                                     __.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [15.95]% for the quarter ended [March 31, 1991] and its lowest quarterly return was [-7.20]% for the quarter ended [September 30, 1998].

Average annual returns for periods ending 12/31/00

                                                Salomon Smith Barney
                       High Yield Series        Cash Pay High-Yield
                        Standard Class                 Index

1 year                        __.__%                   __.__%
5 years                       __.__%                   __.__%
10 years                      __.__%                   __.__%


Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the Salomon Smith Barney Cash Pay High-Yield Index. The Salomon Smith Barney Cash Pay High-Yield Index includes a mix of non-investment grade corporate bonds that pay cash interest, it excludes both corporate bonds that pay deferred-interest and bankrupt bonds. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: International Equity Series

What are the Series' goals?
The International Equity Series seeks long-term growth without undue risk to principal. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
The Series invests primarily in foreign equity securities that provide the potential for capital appreciation and income. At least 65% of the Series' total assets will be invested in equity securities of issuers from at least three foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income.

In selecting investments for the Series,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Series invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to "The risks of investing in International Equity Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who  should invest in the Series
o    Investors with long-term financial goals.
o Investors looking for a portfolio of equity securities from foreign countries.
o    Investors seeking a measure of capital appreciation and income.

Who should not invest in the Series
o    Investors with short-term financial goals.
o Investors who are unwilling to accept the risks of investing in foreign securities.
o    Investors looking for an investment that provides a high level of income.

How has International Equity Series performed?
This bar chart and table can help you evaluate the risks of investing in International Equity Series. We show how returns have varied over the past eight calendar years, as well as average annual returns for one and five years and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (International Equity Series)]

Year-by-year total return


                          International Equity Series

1993                                 15.97%
1994                                  2.57%
1995                                 13.98%
1996                                 20.03%
1997                                  6.60%
1998                                 10.33%
1999                                 15.76%
2000                                 __.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [14.44]% for the quarter ended [December 31, 1998] and its lowest quarterly return was [-14.24]% for the quarter ended [September 30, 1998].

Average annual returns for period ending 12/31/00

                     International Equity Series       Morgan Stanley Capital
                            Standard Class            International EAFE Index

1 year                           __.__%                          __.__%
5 years                          __.__%                          __.__%
Since inception                  __.__%                          __.__%
(10/29/92)

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index. Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index is an international index including stocks traded on 20 exchanges in Europe, Australia and the Far East, weighted by capitalization. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: REIT Series

What are the Series' goals?
The REIT Series seeks maximum long-term total return, with capital appreciation as a secondary objective. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
REIT Series invests in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, we will invest at least 65% of the Series' total assets in equity securities of real estate investment trusts (REITs).

In managing the REIT Series portfolio, we strive to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT's management team. We generally look for those that:

o    retain a substantial portion of the properties' cash flow;
o    effectively use capital to expand;
o    have a strong ability to raise rents; and,
o    can create a franchise value for the REIT.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment will increase and decrease according to changes in the value of the securities held by the Series.

Because we concentrate our investments in the real estate industry, the Series may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. Its investments may tend to fluctuate more in value than a portfolio that invests in a broader range of industries. If the Series holds real estate directly as a result of defaults or receives rental income from its real estate holdings, its tax status as a regulated investment company could be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts we are holding use floating rate debt to finance their ongoing operations.

REIT Series is considered "non-diversified" under federal laws and rules that regulate mutual funds. That means the Series may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risks.

For a more complete discussion of risk, please turn to "The risks of investing in REIT Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors seeking a high level of total return.
o Investors willing to invest in equity securities of companies principally engaged in the real estate industry.
o Investors looking to diversify their equity holdings by adding exposure to the real estate markets.

Who should not invest in the Series
o Investors unwilling to accept the risks of investing in the real estate industry as well as in a non-diversified fund.
o Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly, over the short term.

How has REIT Series performed?
This bar chart and table can help you evaluate the risks of investing in REIT Series. We show returns for the past two calendar years, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (REIT Series)]

Total return

                          REIT Series

1999                         -2.61%
2000                          _.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [11.55]% for the quarter ended [June 30, 1999] and its lowest quarterly return was [-7.47]% for the quarter ended [September 30, 1999].

Average annual return for period ending 12/31/00

                              REIT Series        NAREIT Equity
                            Standard Class        REIT Index

1 year                            _.__%                _.__%
Since inception (5/4/98)          _.__%                _.__%

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the NAREIT Equity REIT Index. The NAREIT Equity REIT Index is a benchmark of real estate investment trusts that invest in many types of U.S. property. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Select Growth Series (formerly Aggressive Growth Series)

What are the Series' goals?
Select Growth Series seeks long-term capital appreciation. Although the Series will strive to meet its goals, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in common stocks of companies that we believe have the potential for high earnings growth based on our analysis of their historic or projected earnings growth rate, price to earnings ratio and cash flows. We consider companies of any size, as long as they are larger than $300 million in market capitalization. We look for companies that are undervalued, but still have the potential for high earnings growth.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected by declines in stock prices. The Series may be subject to greater investment risk than assumed by other funds because the companies the Series invests in, especially those that are smaller or newer, are subject to greater changes in earnings and business prospects than companies with more established earnings patterns. For a more complete discussion of risk, please turn to "The risks of investing in Select Growth Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities across a broad range of industry sectors and company sizes.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Select Growth Series performed?
This bar chart and table can help you evaluate the risks of investing in Select Growth Series. We show returns for the past calendar year, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Select Growth Series)]

Total return

                                        Select Growth
                                            Series

                  2000                       _____%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [_____]% for the quarter ended [________, 2000] and its lowest quarterly return was [_____]% for the quarter ended [________, 2000].

Average annual return for period ending 12/31/00

                             Select Growth       S&P 500 Composite
                                Series           Stock Price Index

1 year                             _.__%               _.__%
Since inception                    _.__%               _.__%
(5/3/99)

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the S&P 500 Composite Stock Price Index. The S&P 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Small Cap Value Series

What are the Series' goals?
Small Cap Value Series seeks capital appreciation. Although the Series will strive to meet its goals, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in stocks of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, we consider the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company, which might suggest a more favorable outlook going forward.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected by declines in stock prices. In addition, the companies that the Series invests in may involve greater risk due to their smaller size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in Small Cap Value Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of small companies.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Small Cap Value Series performed?
This bar chart and table can help you evaluate the risks of investing in Small Cap Value Series. We show how returns have varied over the past seven calendar years, as well as average annual returns for one and five years and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Small Cap Value Series)]

Year-by-year total return

                         Small Cap Value Series

1994                                0.78%
1995                               23.85%
1996                               22.55%
1997                               32.91%
1998                               -4.79%
1999                               -4.86%
2000                               __.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [15.29]% for the quarter ended [June 30, 1997] and its lowest quarterly return was [-16.13]% for the quarter ended [September 30, 1998].

Average annual returns for period ending 12/31/00

                            Small Cap Value Series        Russell 2000
                                Standard Class                Index

1 year                               __.__%                  __.__%
5 years                              __.__%                  __.__%
Since inception                      __.__%                  __.__%
(12/27/93)

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values. You should remember that unlike the Series, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Social Awareness Series

What is the Series' goal?
Social Awareness Series seeks long-term capital appreciation. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in stocks of medium- to large-sized companies that meet certain socially responsible criteria and which we expect to grow over time. Our socially responsible criteria excludes companies that:

o    engage in activities likely to result in damage to the natural environment;
o produce nuclear power, design or construct nuclear power plants or manufacture equipment for the production of nuclear power;
o    manufacture or contract for military weapons;
o    are in the liquor, tobacco or gambling industries; and
o    conduct animal testing for cosmetic or personal care products.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of an investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected by declines in stock prices, which can be caused by a drop in the stock market or poor performance in specific industries or companies. Because the Series avoids certain companies not considered socially responsible, it could miss out on strong performance from those companies. For a more complete discussion of risk, please turn to "The risks of investing in Social Awareness Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors looking for capital growth potential.
o Investors who would like an investment that incorporates social responsibility into its security selection process.

Who should not invest in the Series
o    Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o    Investors whose primary goal is to receive current income.

How has Social Awareness Series performed?
This bar chart and table can help you evaluate the risks of investing in Social Awareness Series. We show how returns have varied over the past three calendar years, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Social Awareness Series)]

Year-by-year total return

                                  Social Awareness Series

1998                                         15.45%
1999                                         12.91%
2000                                         __.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest return was [21.45]% for the quarter ended [December 31, 1998] and its lowest quarterly return was [-17.21]% for the quarter ended [September 30, 1998].

Average annual returns for periods ending 12/31/00

                        Social Awareness Series       S&P 500 Composite
                             Standard Class           Stock Price Index

1 year                           __.__%                     __.__%
Since Inception                  __.__%                     __.__%
(5/1/97)

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the S&P 500 Composite Stock Price Index. The S&P 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Strategic Income Series

What are the Series' goals?
Strategic Income Series seeks high current income and total return. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in bonds allocated among three sectors of the fixed-income market. These include:

o the High-Yield Sector, consisting of high-yielding, higher risk, lower-rated or unrated fixed-income securities that we believe to be similarly rated issued by U.S. companies. (These involve higher risks and are commonly known as junk bonds).
o the Investment Grade Sector, consisting of investment grade debt obligations of U.S. companies and those issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by U.S. companies.
o the International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities, and other fixed-income securities of issuers in foreign countries and denominated in foreign currencies. (An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.)

We determine the amount of the Series' assets that will be allocated to each of the three sectors based on our analysis of economic and market conditions and our assessment of the returns and potential for appreciation from each sector. We will periodically reallocate the Series' assets.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. The Series is also subject to the special risks associated with high-yield bond investing and with foreign investing. In particular, high-yield bonds are rated below investment grade and are subject to a higher risk that issuers will be unable to make interest or principal payments, particularly under adverse economic conditions. Foreign investing involves risks related to currency valuations, political instability, economic instability or lax accounting and regulatory standards. For a more complete discussion of risk, please turn to "The risks of investing in Strategic Income Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o Investors looking for an investment that offers professional allocation among key types of fixed-income securities.
o Investors looking for a fixed-income investment that offers potential for high current income and total return.

Who should not invest in the Series
o    Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has Strategic Income Series performed?
This bar chart and table can help you evaluate the risks of investing in Strategic Income Series. We show how returns have varied over the past three calendar years, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Strategic Income Series)]

Year-by-year total return


                                  Strategic Income Series

1998                                         2.63%
1999                                        -3.29%
2000                                         _.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [2.05]% for the quarter ended [March 31, 1998] and its lowest quarterly return was [-2.59]% for the quarter ended [June 30, 1999].

Average annual returns for periods ending 12/31/00

                     Strategic Income Series         Lehman Brothers
                          Standard Class          Aggregate Bond Index

1 year                           _.__%                     _.__%
Since Inception                  _.__%                     _.__%
(5/1/97)

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.


The Series returns are compared to the performance of the Lehman Brothers Aggregate Bond Index. Lehman Brothers Aggregate Bond Index is an index that measures the performance of about 5,500 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: Technology and Innovation Series

What is the Series' goal?
Technology and Innovation Series seeks to provide long-term capital growth. Although the Series will strive to meet its goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in stocks we believe will benefit from technological advances and improvements. We strive to identify companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

The Series uses a bottom-up approach to stock selection that seeks companies that are market leaders, have strong product cycles, innovative concepts or may benefit from industry trends. We look at estimated growth rates, market capitalization and cash flows as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected by declines in stock prices. Although the Series will not invest more than 25% of its net assets in any one industry, the Series will be highly concentrated in the industries that are poised to benefit from technology or from innovations that may indirectly benefit from technology. Therefore, the Series may be particularly sensitive to changes in the general market and economic conditions that affect those industries. Companies in the rapidly changing field of technology and in the fields that may benefit from innovation and technology often face special risks. For example, their products may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is likely to be much more volatile than one with exposure to a greater variety of industries, especially in the short run.

In addition, the Series may invest in smaller companies that involve greater risk than other companies due to their size, narrow product lines, limited financial resources and greater sensitivity to economic conditions. Stocks of smaller companies may experience more volatile price fluctuations, especially over the short term.

Technology and Innovation Series is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Series may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risk.

For a more complete discussion of risk, please turn to "The risks of investing in Technology and Innovation Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of companies believed to benefit from technological advances and improvements.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.
o Investors unwilling to accept the risks of a non-diversified, more concentrated fund focusing on companies believed to benefit from technological advances and improvements.

Profile: Trend Series

What are the Series' goals?
Trend Series seeks long-term capital appreciation. Although the Series will strive to meet its goals, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in stocks of small, growth-oriented or emerging companies that we believe are responsive to changes within the marketplace and which we believe have the fundamental characteristics to support continued growth.

The Fund uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization and cash flow as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. This Series will be affected by declines in stock prices. In addition, the companies that Trend Series invests in may involve greater risk due to their smaller size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in Trend Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of small, growth-oriented companies.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Trend Series performed?
This bar chart and table can help you evaluate the risks of investing in Trend Series. We show how returns for the Standard Class of Trend Series have varied over the past seven calendar years, as well as average annual returns for one and five years and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Trend Series)]

Year-by-year total return


                     Trend Series

1994                      -0.39%
1995                      39.21%
1996                      11.00%
1997                      21.37%
1998                      16.04%
1999                      70.45%
2000                      __.__%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [34.16]% for the quarter ended [December 31, 1999] and its lowest quarterly return was [-15.51]% for the quarter ended [September 30, 1998].

Average annual returns for period ending 12/31/00

                             Trend Series        Russell 2000
                            Standard Class       Growth Index

1 year                           __.__%               __.__%
5 years                          __.__%               __.__%
Since inception                  __.__%               __.__%
(12/27/93)


Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the Russell 2000 Growth Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Profile: U.S. Growth Series

What is the Series' goal?
U.S. Growth Series seeks to maximize capital appreciation. Although the Series will strive to achieve its investment goal, there is no assurance that it will.

What are the Series' main investment strategies?
We invest primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry. Our strategy is to identify companies whose earnings are expected to grow faster than the U.S. economy in general. Whether companies provide dividend income and how much income they provide will not be a primary factor in the Series' selection decisions.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Series shares will increase and decrease according to changes in the value of the Series' investments. This Series will be particularly affected by changes in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by declines in the stock market or poor performance in specific industries or companies. Stocks of companies with high growth expectations may be more susceptible to price declines if they do not meet those high expectations. For a more complete discussion of risk, please turn to "The risks of investing in U.S. Growth Series."

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors looking for capital growth potential.
o Investors looking for a fund that can be a complement to income-producing or value-oriented investments.

Who should not invest in the Series
o    Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o    Investors whose primary goal is to receive current income.

How has U.S. Growth Series performed?
This bar chart and table can help you evaluate the risks of investing in U.S. Growth Series. We show returns for the past calendar year, as well as average annual returns for one year and since inception. The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable voluntary expense caps. The returns would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING TOTAL RETURN (U.S. Growth Series)]

Total return

                         U.S. Growth
                           Series

2000                      _______%

The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in the bar chart is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee. As of March 31, 2001, the Class had a year-to-date return of [____]%. During the periods illustrated in this bar chart, the Class' highest quarterly return was [_____]% for the quarter ended [______________] and its lowest quarterly return was [_____]% for the quarter ended [______________].

Average annual return for period ending 12/31/00

                                     S&P 500
                                 Composite Stock
                          U.S. Growth Series      Price Index

1 year                             _.__%               _.__%
Since inception                    _.__%               _.__%
(11/15/99)

Performance shown in the average annual return table is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee and are offered through a separate prospectus. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

The Series returns are compared to the performance of the S&P 500 Composite Stock Price Index. The S&P 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Series, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

                       Information about Individual Series

Balanced Series

Our investment strategies
Balanced Series is a type of total return fund that invests in both stocks and bonds to pursue a three-pronged investment objective: capital appreciation, current income and preservation of principal. We blend several investment strategies to manage this Series.

We seek capital appreciation by investing primarily in common stocks of companies we believe have:

o reasonably priced equity securities with strong, consistent and predictable earnings growth rates;
o strong, capable management teams and competitive products or services;
o an attractive debt to capitalization ratio or strong cash flow.


To seek current income and help preserve capital, we generally invest at least 25% of the Series' net assets in various types of fixed-income securities, including U.S. government and government agency securities and corporate bonds. Each bond in the portfolio will typically have a maturity between one and 30 years, and the average maturity of the portfolio will typically be between one and ten years.


We conduct ongoing analysis of the different markets to determine the appropriate mix of stocks and bonds for the current economic and investment environment.

Balanced Series uses the same investment strategy as Delaware Balanced Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.


The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.


----------------------------------------------------------------------------------------------------------------------
                                                   Balanced Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------
Common stocks: Securities that represent shares of           Generally, we invest up to 75% of net assets in common
ownership in a corporation. Stockholders participate in      stocks.
the corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------ ---------------------------------------------------------
Convertible securities: Usually preferred stocks or          The Series may invest in convertible securities;
corporate bonds that can be exchanged for a set number of    however, we will not invest more than 10% of the net
shares of common stock at a predetermined price. These       assets of the Series in convertible securities that are
securities offer higher appreciation potential than          rated below investment grade by a rationally recognized
nonconvertible bonds and greater income potential than       statistical rating organization (NRSRO) or in
nonconvertible preferred stocks.                             securities that are unrated but deemed equivalent to
                                                             non-investment grade.
------------------------------------------------------------ ---------------------------------------------------------
Mortgage-backed securities: Fixed-income securities that     There is no limit on government-related mortgage-backed
represent pools of mortgages, with investors receiving       securities or on privately issued mortgage-backed
principal and interest payments as the underlying mortgage   securities that are fully collateralized by government
loans are paid back. Many are issued and guaranteed          securities.
against default by the U.S. government or its agencies or
instrumentalities, such as the Federal Home Loan Mortgage    We may invest up to 20% of net assets in
Corporation, Fannie Mae and the Government National          mortgage-backed securities issued by private companies
Mortgage Association. Others are issued by private           if the securities are not collateralized by the U.S.
financial institutions, with some fully collateralized by    government, or its agencies or instrumentalities.
certificates issued or guaranteed by the U.S. government     However, these securities must be rated at the time of
or its agencies or instrumentalities.                        purchase in one of the four highest categories by an
                                                             NRSRO such as S&P or Moody's. They must also represent
                                                             interests in whole-loan mortgages, multi-family
                                                             mortgages, commercial mortgages and other mortgage
                                                             collateral supported by a first mortgage lien on real
                                                             estate. The privately issued securities we invest in
                                                             are either CMOs or REMICs (see below).
------------------------------------------------------------ ---------------------------------------------------------
Collateralized mortgage obligations (CMOs): Privately        See mortgage-backed securities above.
issued mortgage-backed bonds whose underlying value is the
mortgages that are grouped into different pools according
to their maturity.
------------------------------------------------------------ ---------------------------------------------------------
Real estate mortgage investment conduits (REMICs):           See mortgage-backed securities above.
Privately issued mortgage-backed bonds whose underlying
value is a fixed pool of mortgages secured by an interest
in real property. Like CMOs, REMICs offer different pools.
------------------------------------------------------------ ---------------------------------------------------------
Asset-backed securities: Bonds or notes backed by accounts   We invest only in asset-backed securities rated in one
receivables including home equity, automobile or credit      of the four highest categories by an NRSRO.
loans.
------------------------------------------------------------ ---------------------------------------------------------
Corporate bonds: Debt obligations issued by a corporation.   We focus on bonds rated in one of the four highest
                                                             categories by an NRSRO (or, if unrated, deemed
                                                             equivalent), with maturities typically between five and
                                                             30 years.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series will only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
------------------------------------------------------------ ---------------------------------------------------------
American Depositary Receipts (ADRs): Certificates issued     We may invest without limitation in ADRs.
by a U.S. bank that represent the bank's holding of a
stated number of shares of a foreign corporation. An ADR
entitles the holder to all dividends and capital gains
earned by the underlying foreign shares. ADRs are bought
and sold the same as U.S. securities.
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                   Balanced Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------


Interest rate swap and index swap agreements: In an          We may use interest rate swaps to adjust the Series'
interest rate swap, a series receives payments from          sensitivity to interest rates, or to hedge against
another party based on a floating interest rate in return    changes in interest rates.
for making payments based on a fixed interest rate. An
interest rate swap can also work in reverse, with a series   Index swaps may be used to gain exposure to markets
receiving payments based on a fixed interest rate and        that the Series invests in or as a substitute for
making payments based on a floating interest rate. In an     futures options or forward contracts if such contracts
index swap, a series receives gains or incurs losses based   are not directly available to the Series on favorable
on the total return of an index, in exchange for making      terms.
fixed or floating interest rate payments to another party.
                                                             Interest rate swaps and index swaps will be considered
                                                             illiquid securities (see below).
------------------------------------------------------------ ---------------------------------------------------------
Restricted and illiquid securities: Restricted securities    We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted   securities. For this Series, the 10% limit includes
under securities law.                                        restricted securities such as privately placed
                                                             securities that are eligible for resale only among
Illiquid securities are securities that do not have a        certain institutional buyers without registration,
ready market, and cannot be easily sold within seven days    which are commonly known as "Rule 144A Securities" and
at approximately the price that a series has valued them.    repurchase agreements with maturities of over seven
                                                             days.
----------------------------------------------------------------------------------------------------------------------


The Series may also invest in other securities including real estate investment trusts, options, U.S. Treasury securities and foreign securities. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.


Lending securities
Balanced Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Balanced Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Balanced Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds cash or cash equivalents, the Series may be unable to achieve its investment objective.

Portfolio turnover
The Series modified its investment strategy in April 2000 to become more growth-oriented. As a result, portfolio turnover may be relatively higher than in past years, and may exceed 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Balanced Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Balanced Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


----------------------------------------------------------------------------------------------------------------------
                                                   Balanced Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain marketlike the stock or bond         on stocks we believe can appreciate over an extended
marketwill decline in value because of factors such as       time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and generally do not trade for short-term purposes.

                                                             We diversify the Series' assets among two major
                                                             categories of investmentsstocks and bondswhich tend
                                                             to increase and decline in value in different economic
                                                             or investment conditions.

                                                             In evaluating the use of an index swap, we carefully
                                                             consider how market changes could affect the swap and
                                                             how that compares to us investing directly in the
                                                             market the swap is intended to represent.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of Balanced Series' assets invested
securities in a particular industry or the value of an       in any one industry and in any individual security. We
individual stock or bond will decline because of changing    also follow a rigorous selection process before
expectations for the performance of that industry or for     choosing securities for the portfolio.
the individual company issuing the stock or bond.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk is the risk that securities,              We do not try to increase return by predicting and
particularly bonds with longer maturities, will decrease     aggressively capitalizing on interest rate moves.
in value if interest rates rise.                             Instead, we aim to keep the interest rate risk similar
                                                             to the Lehman Brothers Aggregate Bond Index.
Swaps may be particularly sensitive to interest rates
changes. Depending on the actual movements of interest       We will not invest in swaps with maturities of more
rates and how well the portfolio manager anticipates them,   than two years. Each business day we calculate the
a series could experience a higher or lower return than      amount the Series must pay for swaps it holds and will
anticipated.                                                 segregate cash or other liquid securities to cover that
                                                             amount.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We typically invest only a small portion of the Series'
adversely affected by political instability (including       portfolio in foreign securities. When we do purchase
governmental seizures nationalization of assets), changes    foreign securities, they are often denominated in U.S.
in currency exchange rates, foreign economic conditions or   dollars. We also tend to avoid markets where we believe
inadequate regulatory and accounting standards. Foreign      accounting principles or the regulatory structure are
markets may also be less efficient, less liquid, have        underdeveloped.
greater price volatility, less regulation and higher
transaction costs than U.S. markets.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities. Swap
be readily sold within seven days at approximately the       agreements will be treated as illiquid securities, but
price that the Series values them.                           most swap dealers will be willing to repurchase
                                                             interest rate swaps.
----------------------------------------------------------------------------------------------------------------------

Investment manager
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.63]% of average daily net assets for the last fiscal year.

Portfolio managers
John B. Jares, Paul A. Grillo and Stephen R. Cianci have primary responsibility for making day-to-day investment decisions for Balanced Series.

John B. Jares, Vice President/Senior Portfolio Manager, holds a BS degree in finance and an MBA from the University of Colorado. He joined Delaware Investments in March 2000. Mr. Jares came to Delaware from Berger Funds, where he served as a portfolio manager and securities analyst specializing in the consumer and technology sectors. Prior to joining Berger, Mr. Jares was a senior equity analyst at Founders Asset Management, with responsibility for large capitalization companies. He began his career at Lipper Analytical Services, Inc. in 1992. Mr. Jares is a CFA charterholder. He has been managing the Balanced Series since March 2000.

Paul A. Grillo, Vice President/Portfolio Manager, holds a BA in Business Management from North Carolina State University and an MBA in finance from Pace University. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder. He has been managing the fixed-income portion of the Balanced Series since April 25, 2000.

Stephen R. Cianci, Vice President/Portfolio Manager, holds a BS and an MBA in finance from Widener University. He joined Delaware Investments in 1992 and assumed responsibility for maintaining the Fixed Income Department's investment grade analytical systems. These responsibilities included portfolio analysis and the analysis of mortgage-backed and asset-backed securities. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder. He has been managing the fixed-income portion of the Balanced Series since April 25, 2000.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.



---------------------------------------------------------- -----------------------------------------------------------
Balanced Series(1)                                                              Year Ended 12/31
(formerly Delaware Balanced Series)
                                                           ...........................................................

                                                               2000        1999        1998        1997        1996
---------------------------------------------------------- ----------- ----------- ----------- ----------- -----------
Net asset value, beginning of year                             $_____     $20.040     $19.050     $16.640     $15.500

Income (loss) from investment operations
Net investment income                                           _____       0.408       0.349       0.435       0.530
Net realized and unrealized gain (loss) on investments          _____     (1.958)       2.831       3.575       1.765
                                                                          -------       -----       -----       -----
Total from investment operations                                _____     (1.550)       3.180       4.010       2.295
                                                                          -------       -----       -----       -----

Less dividends and distributions
Dividends from net investment income                            _____     (0.380)     (0.420)     (0.530)     (0.500)
Distributions from net realized gain on investments             _____     (0.770)     (1.770)     (1.070)     (0.655)
                                                                          -------     -------     -------     -------
Total dividends and distributions                               _____     (1.150)     (2.190)     (1.600)     (1.155)
                                                                          -------     -------     -------     -------

Net asset value, end of year                                   $_____     $17.340     $20.040     $19.050     $16.640
                                                                          =======     =======     =======     =======

Total return(2)                                                 ____%     (7.85%)      18.62%      26.40%      15.91%

Ratios and supplemental data
Net assets, end of period (000 omitted)                        $_____    $172,002    $201,856    $127,675     $75,402
Ratio of expenses to average net assets                         ____%       0.74%       0.70%       0.67%       0.68%
Ratio of net investment income to average net assets            ____%       2.17%       2.20%       2.85%       3.56%
Portfolio turnover                                              ____%        107%         94%         67%         92%
---------------------------------------------------------- ----------- ----------- ----------- ----------- -----------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

Capital Reserves Series

Our investment strategies
Capital Reserves Series is a type of current income fund that invests in high quality fixed-income securities. The Series will invest in a variety of high quality fixed-income securities which provide high income potential.

We will strive to reduce the effects of interest rate volatility on principal by maintaining an intermediate average maturity for the Series. The average weighted maturity of the Series' portfolio will normally range from five to seven years. It will not exceed ten years. We will decide where to position the portfolio within this permissible maturity range based on our perception of the direction of interest rates and the risks in the fixed-income markets. If, in our judgment, interest rates are relatively high and borrowing requirements in the economy are weakening, we will generally extend the average weighted maturity of the Series. Conversely, if we believe interest rates are relatively low and borrowing requirements appear to be strengthening, we may shorten the average weighted maturity. We have the ability to purchase individual securities with a remaining maturity of up to 15 years.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.



----------------------------------------------------------------------------------------------------------------------
                                               Capital Reserves Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Direct U.S. Treasury obligations include Treasury bills,     We may invest without limit in U.S. Treasury
notes and bonds of varying maturities. U.S. Treasury         securities, though they are typically not our largest
securities are backed by the "full faith and credit" of      holding because they generally do not offer as high a
the United States.                                           level of current income as other fixed-income
                                                             securities.
------------------------------------------------------------ ---------------------------------------------------------
Mortgage-backed securities: Fixed-income securities that     There is no limit on government-related mortgage-backed
represent pools of mortgages, with investors receiving       securities or on privately issued mortgage-backed
principal and interest payments as the underlying mortgage   securities that are fully collateralized by government
loans are paid back. Many are issued and guaranteed          securities.
against default by the U.S. government or its agencies or
instrumentalities, such as the Federal Home Loan Mortgage    We may invest up to 20% of net assets in
Corporation, Fannie Mae and the Government National          mortgage-backed securities issued by private companies
Mortgage Association. Others are issued by private           if the securities are not collateralized by the U.S.
financial institutions, with some fully collateralized by    government, or its agencies or instrumentalities.
certificates issued or guaranteed by the U.S. government     However, these  securities must be rated at the time of
or its agencies or instrumentalities.                        purchase in one of the four highest categories by an
                                                             NRSRO such as S&P or Moody's. They must also represent
                                                             interests in whole-loan mortgages, multi-family
                                                             mortgages, commercial mortgages and other mortgage
                                                             collateral supported by a first mortgage lien on real
                                                             estate. The privately issued securities we invest in
                                                             are either CMOs or REMICs (see below).
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                               Capital Reserves Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------
Collateralized mortgage obligations (CMOs): Privately        See mortgage-backed securities above.
issued mortgage-backed bonds whose underlying value is the
mortgages that are grouped into different pools according
to their maturity.
------------------------------------------------------------ ---------------------------------------------------------
Real estate mortgage investment conduits (REMICs):           See mortgage-backed securities above.
Privately issued mortgage-backed bonds whose underlying
value is a fixed pool of mortgages secured by an interest
in real property. Like CMOs, REMICs offer different pools.
------------------------------------------------------------ ---------------------------------------------------------
Asset-backed securities: Bonds or notes backed by accounts   We invest only in asset-backed securities rated in one
receivables including home equity, automobile or credit      of the four highest categories by an NRSRO.
loans.
------------------------------------------------------------ ---------------------------------------------------------
Corporate debt: Debt obligations issued by a corporation,    We focus on corporate debt with investment grade
including corporate notes, bonds and other debt securities.  ratings, that is bonds rated BBB or better by S&P or
                                                             Baa or better by Moody's. We may invest in debt that is
                                                             unrated, if we believe the quality of the securities is
                                                             comparable to the ratings above.
------------------------------------------------------------ ---------------------------------------------------------
Certificates of deposit and obligations of both U.S. and     We may invest in certificates of deposit from banks
foreign banks: Debt instruments issued by a bank that pay    that have assets of at least one billion dollars.
interest.
------------------------------------------------------------ ---------------------------------------------------------
Corporate commercial paper: Short-term debt obligations      We may invest in commercial paper that is rated P-1 or
with maturities ranging from 2 to 270 days, issued by        P-2 by Moody's and/or A-1 or A-2 by S&P.
companies.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series will only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate swap agreements: In an interest rate swap, a   We may use interest rate swaps to adjust the Series'
series receives payments from another party based on a       sensitivity to interest rates by changing its duration,
floating interest rate in return for making payments based   or to hedge against changes in interest rates.
on a fixed interest rate. An interest rate swap can also
work in reverse, with a series receiving payments based on   Interest rate swaps will be considered illiquid
a fixed interest rate and making payments based on a         securities (see below).
floating interest rate.
------------------------------------------------------------ ---------------------------------------------------------
Restricted and illiquid securities: Restricted securities    We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted   securities. For this Series, the 10% limit includes
under securities law.                                        restricted securities such as privately placed
                                                             securities that are eligible for resale only among
Illiquid securities are securities that do not have a        certain institutional buyers without registration,
ready market, and cannot be easily sold within seven days    which are commonly known as "Rule 144A Securities" and
at approximately the price that a series has valued them.    repurchase agreements with maturities of over seven
                                                             days.
----------------------------------------------------------------------------------------------------------------------


The Series may also enter into options and purchase depositary receipts. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Capital Reserves Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Capital Reserves Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. It will not borrow money in excess of one-third of the value of its net assets.

Portfolio turnover
We anticipate that Capital Reserves Series' annual portfolio turnover will be greater than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Capital Reserves Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Capital Reserves Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.



----------------------------------------------------------------------------------------------------------------------
                                               Capital Reserves Series
------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain marketlike the stock or bond         on fixed-income securities that we believe can continue
marketwill decline in value because of factors such as       to make interest and principal payments over an
economic conditions, future expectations or investor         extended time frame regardless of interim market
confidence.                                                  fluctuations. We do not try to predict overall bond
                                                             market movements and generally do not trade for
                                                             short-term purposes.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We diversify the Series' portfolio. We also follow a
securities in a particular industry or the value of an       rigorous selection process before choosing securities
individual stock or bond will decline because of changing    for the portfolio.
expectations for the performance of that industry or for
the individual company issuing the stock or bond.
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                               Capital Reserves Series
------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Interest rate risk is the risk that securities,              We do not try to increase return by predicting and
particularly bonds with longer maturities, will decrease     aggressively capitalizing on interest rate moves.
in value if interest rates rise.
                                                             We will not invest in interest rate swaps with
Swaps may be particularly sensitive to interest rate         maturities of more than two years. Each business day we
changes. Depending on the actual movements of interest       calculate the amount the Series must pay for swaps it
rates and how well the portfolio manager anticipates them,   holds and will segregate cash or other liquid
a series could experience a higher or lower return than      securities to cover that amount.
anticipated.
------------------------------------------------------------ ---------------------------------------------------------
Credit risk is the risk that there is the possibility that   We may hold securities rated in the fourth category of
a bond's issuer (or an entity that insures the bond) will    investment grade; however, we carefully evaluate their
be unable to make timely payments of interest and            creditworthiness before purchasing the security.
principal.
                                                             If the rating of a corporate debt security held by the
Debt securities rated in the fourth category of investment   Series falls below the fourth rating grade or if we
grade (e.g., BBB by S&P or Baa by Moody's) may have          determine that an unrated security is no longer of
speculative characteristics. Changes in economic             comparable quality, we will dispose of the security as
conditions or other circumstances are more likely to         soon as practical, unless we think that would be
affect issuers ability to make principal and interest        detrimental in light of market conditions.
payments.
------------------------------------------------------------ ---------------------------------------------------------
Prepayment risk is the risk that homeowners will prepay      We take into consideration the likelihood of prepayment
mortgages during periods of low interest rates, forcing an   when we select mortgages. We may look for mortgage
investor to reinvest their money at interest rates that      securities that have characteristics that make them
might be lower than those on the prepaid mortgage.           less likely to be prepaid, such as low outstanding loan
                                                             balance or below-market interest rates.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities. Swap
be readily sold within seven days at approximately the       agreements will be treated as illiquid securities, but
price that a series values them.                             most swap dealers will be willing to repurchase
                                                             interest rate swaps.
----------------------------------------------------------------------------------------------------------------------

Investment manager
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.53]% of average daily net assets for the last fiscal year.

Portfolio manager
Paul A. Grillo and Stephen R. Cianci have primary responsibility for making day-to-day investment decisions for the Capital Reserves Series. They became co-managers of the Series on April 25, 2000.

Paul A. Grillo, Vice President/Portfolio Manager, holds a BA in Business Management from North Carolina State University and an MBA in finance from Pace University. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder. He has been managing the fixed-income portion of the Capital Reserves Series since April 25, 2000.

Stephen R. Cianci, Vice President/Portfolio Manager, holds a BS and an MBA in finance from Widener University. He joined Delaware Investments in 1992 and assumed responsibility for maintaining the Fixed Income Department's investment grade analytical systems. These responsibilities included portfolio analysis and the analysis of mortgage-backed and asset-backed securities. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder. He has been managing the fixed-income portion of the Capital Reserves Series since April 25, 2000.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.


------------------------------------------------------------------ ---------------------------------------------------
Capital Reserves Series(1)                                                          Year Ended 12/31
                                                                   ...................................................

                                                                     2000      1999       1998      1997       1996
------------------------------------------------------------------ --------- ---------- --------- ---------- ---------
Net asset value, beginning of year                                   $_____     $9.880    $9.790     $9.690    $9.930

Income (loss) from investment operations
Net investment income                                                 _____      0.546     0.556      0.613     0.623
Net realized and unrealized gain (loss) on investments                _____    (0.520)     0.090      0.100   (0.240)
                                                                               -------     -----      -----   -------
Total from investment operations                                      _____      0.026     0.646      0.713     0.383
                                                                                 -----     -----      -----     -----

Less dividends
Dividends from net investment income                                  _____    (0.546)   (0.556)    (0.613)   (0.623)
Total dividends and distributions                                     _____    (0.546)   (0.556)    (0.613)   (0.623)
                                                                               -------   -------    -------   -------

Net asset value, end of year                                         $_____     $9.360    $9.880     $9.790    $9.690
                                                                                ======    ======     ======    ======

Total return(2)                                                       ____%      0.28%     6.78%      7.60%     4.05%

Ratios and supplemental data
Net assets, end of period (000 omitted)                              $_____    $36,701   $41,711    $29,177   $27,768
Ratio of expenses to average net assets                               ____%      0.79%     0.79%      0.75%     0.72%
Ratio of net investment income to average net assets                  ____%      5.68%     5.62%      6.31%     6.43%
Portfolio turnover                                                    ____%       129%      166%       120%      122%
------------------------------------------------------------------ --------- ---------- --------- ---------- ---------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

Cash Reserve Series

Our investment strategies
We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months). We may shorten or lengthen the Series' average maturity based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

Cash Reserve Series uses the same investment strategy as Delaware Cash Reserve Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in


----------------------------------------------------------------------------------------------------------------------
                                                 Cash Reserve Series
------------------------------------------------------------ ---------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Direct U.S. Treasury obligations include Treasury bills,     We may invest without limit in U.S. Treasury
notes and bonds of varying maturities. U.S. Treasury         securities. We would typically invest in Treasury bills
securities are backed by the "full faith and credit" of      or longer term Treasury securities whose remaining
the United States.                                           effective maturity is less than 13 months.
------------------------------------------------------------ ---------------------------------------------------------
Certificates of deposit and obligations of both U.S. and     We may invest in certificates of deposit from banks
foreign banks: Debt instruments issued by a bank that pay    that have assets of at least one billion dollars.
interest.

Investments in foreign banks and overseas branches of U.S.
banks may be subject to less stringent regulations and
different risks than U.S. domestic banks.
------------------------------------------------------------ ---------------------------------------------------------
Corporate commercial paper and other corporate obligation:   We may invest in commercial paper and other corporate
Short-term debt obligations with maturities ranging from 2   obligations rated in one of the two highest ratings
to 270 days, issued by companies.                            categories by at least two NRSROs. The purchase of a
                                                             security that does not possess those ratings must be
                                                             approved by the Board of Trustees in accordance with
                                                             the maturity, quality and diversification conditions
                                                             with which taxable money markets must comply. The
                                                             Series will not invest more than 5% of its total assets
                                                             in securities rated in the second highest category by
                                                             an NRSRO.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series will only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
----------------------------------------------------------------------------------------------------------------------

The Series may also invest in asset-backed securities. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table.


Borrowing from banks
Cash Reserve Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

The risks of investing in Cash Reserve Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. Following are the chief risks you assume when investing in the Cash Reserve Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


----------------------------------------------------------------------------------------------------------------------
                                                 Cash Reserve Series
------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Interest rate risk is the risk that securities,              Because Cash Reserve Series invests in short-term
particularly bonds with longer maturities, will decrease     securities, the value of its investments is generally
in value if interest rates rise.                             not affected by interest rate risk. However, a decline
                                                             in interest rates would adversely affect the level of
                                                             income provided by the Series.
------------------------------------------------------------ ---------------------------------------------------------
Credit risk is the risk that there is the possibility that   Cash Reserve Series holds only high quality short-term
a bond's issuer (or an entity that insures the bond) will    securities. Therefore it is generally not subject to
be unable to make timely payments of interest and            significant credit risk.
principal.
                                                             We limit our investments to those which the Board of
                                                             Trustees has determined to involve minimal credit risks
                                                             and to be of high quality and which will otherwise meet
                                                             the maturity, quality and diversification conditions
                                                             with which taxable money market funds must comply.

------------------------------------------------------------ ---------------------------------------------------------
Inflation risk is the risk that the return from your         Cash Reserve Series is designed for short-term
investments will be less than the increase in the cost of    investment goals and therefore may not outpace
living due to inflation, thus preventing you from reaching   inflation over longer time periods. For this reason,
your financial goals.                                        Cash Reserve Series is not recommended as a primary
                                                             investment for people with long-term goals.
----------------------------------------------------------------------------------------------------------------------


Investment manager
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.46]% of average daily net assets for the last fiscal year.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.


------------------------------------------------------------------ ---------------------------------------------------
Cash Reserve Series(1)                                                              Year Ended 12/31
                                                                   ...................................................

                                                                     2000      1999       1998      1997       1996
------------------------------------------------------------------ --------- ---------- --------- ---------- ---------
Net asset value, beginning of year                                   $_____    $10.000   $10.000    $10.000   $10.000

Income from investment operations
Net investment income                                                 _____      0.471     0.497      0.497     0.482
                                                                                 -----     -----      -----     -----
Total from investment operations                                      _____      0.471     0.497      0.497     0.482
                                                                                 -----     -----      -----     -----

Less dividends
Dividends from net investment income                                  _____    (0.471)   (0.497)    (0.497)   (0.482)
                                                                               -------   -------    -------   -------
Total dividends                                                       _____    (0.471)   (0.497)    (0.497)   (0.482)
                                                                               -------   -------    -------   -------

Net asset value, end of year                                         $_____    $10.000   $10.000    $10.000   $10.000
                                                                               =======   =======    =======   =======

Total return(2)                                                       ____%      4.81%     5.08%      5.10%     4.93%

Ratios and supplemental data
Net assets, end of period (000 omitted)                              $_____    $57,421   $42,893    $30,711   $26,479
Ratio of expenses to average net assets                               ____%      0.56%     0.59%      0.64%     0.61%
Ratio of net investment income to average net assets                  ____%      4.72%     4.96%      4.98%     4.82%
------------------------------------------------------------------ --------- ---------- --------- ---------- ---------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

Convertible Securities Series

Our investment strategies
Convertible Securities Series is a type of total return fund that invests in convertible securities to pursue a two-pronged investment objective: capital appreciation and current income.

We invest primarily in convertible securities. Convertible securities are typically preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. They also pay dividends or interest. Our strategy is based on the belief that characteristics of these securities make them particularly appropriate investments in seeking both capital appreciation and current income. These characteristics include:

o the potential for capital appreciation as the value of the underlying common stock increases;
o the relatively high yield received from interest or dividend payments on convertible securities as compared to common stock dividends; and,
o reduced price decline risk relative to the underlying common stock due to the income features of a convertible security.

Securities or assets obtained upon the conversion of convertible securities may be retained, subject to the Series' investment objective. There are no size limits on corporations in whose securities the Series may invest.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Convertible securities often blend the potential benefits of stocks and fixed-income securities.


----------------------------------------------------------------------------------------------------------------------
                                            Convertible Securities Series
------------------------------------------------------------ ---------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Convertible securities: Usually preferred stocks,            Under normal conditions, the Series intends to invest
corporate bonds or equity-linked securities that can be      at least 65% of its total assets in convertible
exchanged for a set number of shares of common stock at a    securities, which may include privately placed
predetermined price. These securities typically offer        convertible securities.
higher appreciation potential than nonconvertible bonds
and greater income potential than nonconvertible preferred   We will invest in convertible debt securities without
stocks.                                                      regard to rating categories. To the extent that
                                                             convertible debt securities we hold are not investment
Convertible bonds are often rated below investment grade,    grade or are not rated, there may be a greater risk as
that is, not rated within the four highest categories by     to the timely payment of interest and principal.
S&P and Moody's. Debt securities rated below investment
grade are often referred to as "high-yield bonds" or "junk   If a convertible security held by the Series is called
bonds," although these terms are not generally used in       for redemption, the Series will be required to redeem
reference to convertible debt securities.                    the security, convert it into the underlying common
                                                             stock or sell it to a third party.
A convertible security may be subject to redemption at the
option of the issuer at a price established in the
instrument under which the convertible security was issued.
------------------------------------------------------------ ---------------------------------------------------------
Zero coupon bonds and pay-in-kind bonds: Zero coupon         The Series may invest in zero coupon bonds and
securities are debt obligations which do not entitle the     payment-in-kind bonds, though this is not expected to
holder to any periodic payments of interest prior to         be a significant component of its strategy. The market
maturity or a specified date when the securities begin       prices of these bonds are generally more volatile than
paying current interest. Therefore, they are issued and      the market prices of securities that pay interest
traded at a discount from their face amounts or par value.   periodically and are likely to react to changes in
Payment-in-kind bonds pay interest or dividends in the       interest rates to a greater degree than interest-paying
form of additional bonds or preferred stock.                 bonds having similar maturities and credit quality.
                                                             They may have certain tax consequences which, under
                                                             certain conditions, could be adverse to the Series.
------------------------------------------------------------ ---------------------------------------------------------
Private placements: Private placement securities are         What portion of the Series' portfolio is invested in
securities which have not been registered with the SEC and   convertible securities purchased in private placements
are usually only sold to large institutional investors. An   depends upon the relative attractiveness of those
issuer is often willing to provide more attractive           securities compared to convertible securities that are
features in securities issued privately because it has       publicly offered. Ordinarily, the Series expects that
avoided the expense and delay involved in a public           50% of its portfolio may be invested in convertible
offering. Many private placement securities are subject to   securities purchased in private placements, but the
the SEC's Rule 144A, which permits them to be freely         percentage may be substantially greater or less than
traded among qualified institutional buyers. These           50%, depending upon prevailing market conditions.
securities may therefore have a liquid secondary market.
                                                             We anticipate that substantially all of the private
                                                             placements we purchase will be subject to Rule144A.
                                                             Subject to procedures approved by the Series' Board of
                                                             Trustees, we may treat Rule 144A securities as liquid
                                                             and therefore not subject to the 15% limitation on
                                                             illiquid securities described below.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series will only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                            Convertible Securities Series
------------------------------------------------------------ ---------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------
Foreign securities, Eurodollar convertible securities and    We may use foreign securities, Eurodollar convertible
depositary receipts or notes: Securities of foreign          securities and depository receipts to add
entities, including issuers located in emerging markets,     diversification to the portfolio by permitting the
issued directly or, in the case of depositary receipts,      Series to make investments outside the U.S. market.
through a bank. Such foreign securities may be traded on a
foreign exchange, or they may be in the form of depositary
receipts or notes, such as American Depositary Receipts
(ADRs), American Depositary Notes (ADNs), European
Depositary Receipts (EDRs), European Depositary Notes
(EDNs), Global Depositary Receipts (GDRs) or Global
Depositary Notes (GDNs). Depositary receipts and notes
represent a bank's holding of a stated number of shares of
a foreign corporation, which entitles the holder to all
dividends and capital gains earned by the underlying
foreign shares.

The Series may also invest in Eurodollar convertible
securities. Eurodollar convertible securities are
fixed-income securities that are denominated in U.S.
dollars and which are convertible into equity securities
of that issuer. These Eurodollar securities are payable
outside of the United States.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities, including repurchase agreements with
approximately the price that a series has valued them.       maturities of over seven days.
----------------------------------------------------------------------------------------------------------------------


The Series may also invest in other securities including preferred and common stock, warrants, U.S. government securities, non-convertible fixed-income securities, options, futures contracts and options on futures contracts and money market securities. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table.


Lending securities
Convertible Securities Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Convertible Securities Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Short sales against the box
The Series may engage in short sales "against the box." While a short sale is made by selling a security the Series does not own, a short sale is "against the box" if the Series owns or has the right to obtain securities identical to those sold short, at no added cost.

Temporary defensive positions
For temporary defensive purposes, Convertible Securities Series may hold all or a substantial portion of its assets in cash or cash equivalents, U.S. government securities and investment grade corporate bonds. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Convertible Securities Series' annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in Convertible Securities Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Convertible Securities Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


----------------------------------------------------------------------------------------------------------------------
                                            Convertible Securities Series
------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------
Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain marketlike the stock or bond         on securities we believe can continue to pay income and
marketwill decline in value because of factors such as       appreciate over an extended time frame regardless of
economic conditions, future expectations or investor         interim market fluctuations. We do not try to predict
confidence.                                                  overall stock market movements and though we may hold
                                                             securities for any period of time, we do not typically
                                                             trade for short-term purposes.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of Convertible Securities Series'
securities in a particular industry or the value of an       assets invested in any one industry and in any
individual stock or bond will decline because of changing    individual security. We also follow a rigorous
expectations for the performance of that industry or for     selection process before choosing securities for the
the individual company issuing the security.                 portfolio.
------------------------------------------------------------ ---------------------------------------------------------
Credit risk The possibility that a security's issuer (or     This risk may be reduced because of the ability to
an entity that insures the security) will be unable to       convert these securities into common stock.
make timely payments of interest, dividends and principal.

Investing in securities rated below investment grade
entails greater risk of principal loss than associated
with investment grade bonds. It is likely that protracted
periods of economic uncertainty would cause increased
volatility in the market prices of non-investment grade
securities and corresponding volatility in the Series' net
asset value.
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                            Convertible Securities Series
------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Interest rate risk is the risk that securities,              We will monitor interest rate trends and their
particularly bonds with longer maturities, will decrease     potential impact on the Series. Though convertible
in value if interest rates rise.                             securities may be sensitive to interest rate movements,
                                                             an individual security's link to the underlying common
                                                             stock may reduce that sensitivity.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      Most of the foreign securities that we invest in are
adversely affected by political instability (including       denominated in U.S. dollars.
governmental seizures or nationalization of assets),
changes in currency exchange rates, foreign economic
conditions or inadequate regulatory and accounting
standards. Foreign markets may also be less efficient,
less liquid, have greater price volatility, less
regulation and higher transaction costs than U.S. markets.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that a series values them.
----------------------------------------------------------------------------------------------------------------------


Investment manager
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.75]% of average daily net assets for the last fiscal year.


Portfolio manager
Damon Andres has primary responsibility for making day-to-day investment decisions for the Convertible Securities Series.


Damon Andres, Vice President/Portfolio Manager, earned a BS in Business Administration with an emphasis in Finance and Accounting from the University of Richmond. Prior to joining Delaware Investments in 1994, Mr. Andres performed investment consulting services as a Consulting Associate with Cambridge Associates, Inc. in Arlington, Virginia. Mr. Andres has been managing the Convertible Securities Series since February 1999.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------ ------------------------------ --------------------
                 Convertible Securities Series(1)                        Year Ended 12/31
                                                                   ..............................

                                                                                                     Period 5/1/97(2)
                                                                     2000      1999       1998       through 12/31/97
------------------------------------------------------------------ --------- ---------- --------- --------------------
Net asset value, beginning of period                                 $_____    $11.160   $11.660              $10.000

Income (loss) from investment operations
Net investment income                                                ______      0.493     0.386                0.318
Net realized and unrealized gain (loss) on investments               ______      0.247   (0.511)                1.342
                                                                                 -----   -------                -----
Total from investment operations                                     ______      0.740   (0.125)                1.660
                                                                                 -----   -------                -----

Less dividends and distributions
Dividends from net investment income                                 ______    (0.410)   (0.305)                 none
                                                                               -------   -------
Distributions from net realized gain on investments                  ______       none   (0.070)                 none
                                                                                         -------
Total dividends and distributions                                    ______    (0.410)   (0.375)                 none
                                                                               -------   -------

Net asset value, end of period                                       $_____    $11.490   $11.160              $11.660
                                                                               =======   =======              =======

Total return(3)                                                       ____%      6.97%   (1.17%)               16.60%(4)

Ratios and supplemental data
Net assets, end of period (000 omitted)                              $_____     $9,637    $8,133               $3,921
Ratio of expenses to average net assets                               ____%      0.83%     0.82%                0.80%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                               ____%      0.83%     0.82%                2.30%
Ratio of net investment income to average net assets                  ____%      4.64%     4.78%                5.68%
Ratio of net investment income to average net assets prior to
expense limitation and expenses paid indirectly                       ____%      4.64%     4.78%                4.18%
Portfolio turnover                                                    ____%        35%       77%                 209%
------------------------------------------------------------------ --------- ---------- --------- --------------------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(3) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

(4)  Total return reflects expense limitations in effect for the Series.

Devon Series


Our investment strategies
Devon Series is a total return fund but invests the majority of its assets in stocks. Since the Series invests primarily in stocks, shareholders should be comfortable accepting fluctuations of principal.

We invest primarily in common stocks that we believe have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency.

In selecting stocks for Devon Series, we consider factors such as how much the company's earnings have grown in the past, the company's potential for strong positive cash flow, and the price/earnings ratio of the stock compared to other stocks in the market. We avoid stocks that we think are overvalued. We seek stocks that we believe have the potential for above-average earnings per share growth.

Devon Series uses the same investment strategy as Delaware Devon Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation. Certain stocks that we invest in may pay dividends and others may not.


----------------------------------------------------------------------------------------------------------------------
                                                    Devon Series
------------------------------------------------------------ ---------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Common stocks: Securities that represent shares of           Generally, 90% to 100% of the Series' assets will be
ownership in a corporation. Stockholders participate in      invested in common stocks. We will invest primarily
the corporation's profits and losses, proportionate to the   in stocks that we believe have the potential for
number of shares they own.                                   above-average earnings per share growth. The Fund is
                                                             permitted to invest without limitation in
                                                             non-dividend paying and non-income producing equity
                                                             securities.
------------------------------------------------------------ ---------------------------------------------------------
Convertible securities: Usually preferred stocks or          Devon Series may invest in convertible securities;
corporate bonds that can be exchanged for a set number of    however, we will not invest more than 5% of net
shares of common stock at a predetermined price. These       assets in convertible debt securities that are rated
securities offer higher appreciation potential than          below investment grade by an NRSRO or in securities
nonconvertible bonds and greater income potential than       that are unrated but deemed equivalent to
nonconvertible preferred stocks.                             non-investment grade.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series will only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.

------------------------------------------------------------ ---------------------------------------------------------
American Depositary Receipts (ADRs): Certificates issued     We may invest without limitation in ADRs.
by a U.S. bank that represent the bank's holdings of a
stated number of shares of a foreign corporation. An ADR
entitles the holder to all dividends and capital gains
earned by the underlying foreign shares. ADRs are bought
and sold the same as U.S. securities.
------------------------------------------------------------ ---------------------------------------------------------
Restricted and illiquid securities: Restricted securities    We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted   securities. For this Series, the 10% limit includes
under securities law.                                        restricted securities such as privately placed
                                                             securities that are eligible for resale only among
Illiquid securities are securities that do not have a        certain institutional buyers without registration,
ready market, and cannot be easily sold within seven days    which are commonly known as "Rule 144A Securities" and
at approximately the price that a series has valued them.    repurchase agreements with maturities of over seven
                                                             days.
----------------------------------------------------------------------------------------------------------------------


Devon Series may also invest in other securities including real estate investment trusts, rights and warrants to purchase common stock, fixed-income securities, futures contracts and options. The securities may also invest directly in foreign securities. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Devon Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Devon Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Devon Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds cash or cash equivalents, the Series may be unable to achieve its investment objective.


Portfolio turnover
The Series modified its investment strategy in March 2001 to become more growth-oriented. As a result, portfolio turnover may be relatively higher than in past years, and may exceed 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.


The risks of investing in Devon Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Devon Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------
                                                    Devon Series
------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain marketlike the stock or bond         on stocks we believe can appreciate over an extended
marketwill decline in value because of factors such as       time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and generally do not trade for short-term purposes.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of Devon Series' assets invested in
securities in a particular industry or the value of an       any one industry and in any individual security. We
individual stock or bond will decline because of changing    also follow a rigorous selection process before
expectations for the performance of that industry or for     choosing securities for the portfolio.
the individual company issuing the stock or bond.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We typically invest only a small portion of Devon
adversely affected by political instability (including       Series' portfolio in foreign securities. When we do
governmental seizures or nationalization of assets),         purchase foreign securities, they are often denominated
changes in currency exchange rates, foreign economic         in U.S. dollars. We also tend to avoid markets where we
conditions or inadequate regulatory and accounting           believe accounting principles or the regulatory
standards. Foreign markets may also be less efficient,       structure are underdeveloped.
less liquid, have greater price volatility, less
regulation and higher transaction costs than U.S. markets.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that a series values them.
----------------------------------------------------------------------------------------------------------------------


Investment manager
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.63]% of average daily net assets for the last fiscal year.

Portfolio manager
Frank X. Morris has primary responsibility for making day-to-day investment decisions for the Devon Series. In making investment decisions for the Series, Mr. Morris regularly consults with Michael S. Morris.

Frank X. Morris, Vice President/Senior Portfolio Manager, holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. Mr. Morris has been managing institutional equity portfolios at Delaware Investments since 1997. He has 17 years of investment management experience. He came to Delaware Investments from PNC Asset Management where he served as a securities analyst from 1983 to 1991 and portfolio manager from 1991 to 1994. He was subsequently named Director of Equity Research at PNC. He is a past president of the Philadelphia Society of Financial Analysts. Mr. Morris has been a member of Devon Series' management team since March 1999.

Michael S. Morris, Assistant Vice President/Equity Analyst, holds a BS from Indiana University with a major in finance. Previously he served as equity analyst at Walnut Asset Management where he covered a variety of industries. He has also worked at Pilgrim Baxter as a Senior Research Analyst covering financials and began his career at The State Teachers Retirement System of Ohio. Mr. Morris is a CFA charterholder.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.


------------------------------------------------------------- ------------------------------------------ -------------
Devon Series(1)                                                           Year Ended 12/31
                                                                                                            Period
                                                                                                          5/1/97(2)
                                                                                                           through
                                                                  2000          1999           1998        12/31/97
------------------------------------------------------------- ------------- -------------- ------------- -------------
Net asset value, beginning of period                                $_____        $15.440       $12.730       $10.000

Income (loss) from investment operations
Net investment income                                                _____          0.113         0.106         0.080
Net realized and unrealized gain (loss) on investments               _____        (1.669)         2.889         2.650
                                                                                  -------         -----         -----
Total from investment operations                                     _____        (1.556)         2.995         2.730
                                                                                  -------         -----         -----

Less dividends and distributions
Dividends from net investment income                                 _____        (0.090)       (0.080)          none
                                                                                  -------       -------
Distributions from net realized gain on investments                  _____        (0.174)       (0.205)          none
                                                                                  -------       -------
Total dividends and distributions                                    _____        (0.264)       (0.285)          none
                                                                                  -------       -------

Net asset value, end of period                                      $_____        $13.620        $15.40       $12.730
                                                                                  =======        ======       =======

Total return(3)                                                      ____%       (10.13%)        24.05%        27.30%(4)

Ratios and supplemental data
Net assets, end of period (000 omitted)                             $_____        $77,929       $68,714       $16,653
Ratio of expenses to average net assets                              ____%          0.75%         0.66%         0.80%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                              ____%          0.75%         0.66%         0.91%
Ratio of net investment income to average net assets                 ____%          0.90%         1.30%         2.01%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly                   ____%          0.90%         1.30%         1.90%
Portfolio turnover                                                   ____%           101%           34%           80%
------------------------------------------------------------- ------------- -------------- ------------- -------------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(3) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

(4)  Total return reflects expense limitations in effect for the Series.

Emerging Markets Series

Our investment strategies
 Emerging Markets Series seeks long-term capital appreciation. The Series may invest in a broad range of equity securities, including common stocks. Our primary emphasis will be on the stocks of companies located in or having their principal business in an emerging country.

We consider an "emerging country" to be any country that is

o generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation;
o    any country that is classified by the United Nations as developing; or
o any country that is included in the International Finance Corporation Free Index or the Morgan Stanley Capital International Emerging Markets Free Index.

Developing or emerging countries include almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe. A representative list of the countries where we may invest includes: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. We may invest in other countries, particularly as markets in other emerging countries develop. More than 25% of the Series' total assets may be invested in the securities of issuers located in the same country.

In deciding whether a company is from an emerging country, we evaluate publicly available information and question individual companies to determine if the company meets one of the following criteria:

o the principal trading market for the company's securities is in a country that is emerging;
o the company generates 50% or more of its annual revenue from operations in emerging countries, even though the company's securities are traded in an established market or in a combination of emerging and established markets;
o the company is organized under the laws of an emerging market country and has a principal office in an emerging country.

 Currently, investing in many emerging countries is not feasible or may involve significant political risks. We focus our investments in emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated. In deciding where to invest we place particular emphasis on factors such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. We believe investment opportunities may result from an evolving long-term trend favoring market-oriented economies, a trend that may particularly benefit countries having developing markets.

When we evaluate individual companies we strive to apply a value-oriented selection process, similar to what we use for International Equity Series. However, in emerging markets, more of the return is expected to come from capital appreciation rather than income. Thus, there is greater emphasis on the manager's assessment of the company's future growth potential.

The Series may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

Emerging Markets Series uses the same investment strategy as Delaware Emerging Markets Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.


----------------------------------------------------------------------------------------------------------------------
                                               Emerging Markets Series
------------------------------------------------------------ ---------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Common stocks of emerging market companies: Securities       The Series will invest its assets in common stocks,
that represent shares of ownership in a corporation.         some of which will be dividend-paying stocks.
Stockholders participate in the corporation's profits and
losses, proportionate to the number of shares they own.
------------------------------------------------------------ ---------------------------------------------------------
Corporate bonds: Debt obligations issued by U.S. or          Emerging Markets Series may invest in corporate
foreign corporations.                                        obligations issued by emerging country companies. These
                                                             bonds may be high risk, fixed-income securities.
------------------------------------------------------------ ---------------------------------------------------------
Foreign government securities: Debt obligations issued by    We may invest a portion of Emerging Markets Series'
a government other than the United States or by an agency,   assets in foreign governmental securities issued by
instrumentality or political subdivision of such             emerging or developing countries, which may be lower
governments.                                                 rated, including securities rated below investment
                                                             grade.
------------------------------------------------------------ ---------------------------------------------------------
Investment company securities: In some countries,            The Series may hold open-end and closed-end investment
investments by U.S. mutual funds are generally made by       company securities if we believe the country offers
purchasing shares of investment companies that in turn       good investment opportunities. These investments
invest in the securities of such countries.                  involve an indirect payment of a portion of the
                                                             expenses of the other investment companies, including
                                                             their advisory fees.
------------------------------------------------------------ ---------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                               Emerging Markets Series
------------------------------------------------------------ ---------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Foreign currency transactions: A forward foreign currency    The Series may invest in securities issued in any
exchange contract involves an obligation to purchase or      currency and hold foreign currency. Securities of
sell a specific currency on a fixed future date at a price   issuers within a given country may be denominated in
that is set at the time of the contract. The future date     the currency of another country or in multinational
may be any number of days from the date of the contract as   currency units such as the Euro.
agreed by the parties involved.
                                                             Although the Series values its assets daily in U.S.
                                                             dollars, it does not intend to convert its holdings of
                                                             foreign currencies into U.S. dollars on a daily basis.
                                                             The Series will, however, from time to time, purchase
                                                             or sell foreign currencies and/or engage in forward
                                                             foreign currency exchange transactions. The Series may
                                                             conduct its foreign currency transactions on a cash
                                                             basis at the rate prevailing in the foreign currency
                                                             exchange market or through a forward foreign currency
                                                             exchange contract or forward contract.

                                                             The Series may use forward contracts for defensive
                                                             hedging purposes to attempt to protect the value of the
                                                             Series' current security or currency holdings. It may
                                                             also use forward contracts if it has agreed to sell a
                                                             security and wants to "lock-in" the price of that
                                                             security, in terms of U.S. dollars. Investors should be
                                                             aware of the costs of currency conversion. The Series
                                                             will not use forward contracts for speculative purposes.
------------------------------------------------------------ ---------------------------------------------------------
American Depositary Receipts (ADRs), European Depositary     The Series may invest in sponsored and unsponsored
Receipts (EDRs), and Global Depositary Receipts (GDRs):      ADRs, EDRs and GDRs, generally focusing on those whose
ADRs are receipts issued by a U.S. depositary (usually a     underlying securities are issued by foreign entities.
U.S. bank) and EDRs and GDRs are receipts issued by a
depositary outside of the U.S. (usually a non-U.S. bank or   To determine whether to purchase a security in a
trust company or a foreign branch of a U.S. bank).           foreign market or through depositary receipts, we
Depositary receipts represent an ownership interest in an    evaluate the price levels, the transaction costs, taxes
underlying security that is held by the depositary.          and administrative costs involved with each security to
Generally, the holder of the depositary receipt is           identify the most efficient choice.
entitled to all payments of interest, dividends or capital
gains that are made on the underlying security.
------------------------------------------------------------ ---------------------------------------------------------
Brady Bonds: These are debt securities issued under the      The Series may invest in Brady Bonds. We believe that
framework of the Brady Plan, an initiative for debtor        the economic reforms undertaken by countries in
nations to restructure their outstanding external            connection with the issuance of Brady Bonds can make
indebtedness (generally, commercial bank debt). Brady        the debt of countries that have issued or have
Bonds tend to be of lower quality and more speculative       announced plans to issue these bonds a viable
than securities of developed country issuers.                opportunity for investment.
------------------------------------------------------------ ---------------------------------------------------------
High-yield, high risk fixed-income securities: Securities    Emerging Markets Series may invest up to 35% of its net
that are rated lower than BBB by S&P or Baa by Moody's, or   assets, in high-yield, high risk foreign fixed-income
if unrated, of equal quality. These securities may be        securities.
issued by companies or governments of emerging or
developing countries, which may be less creditworthy. The
risk that these companies or governments may not be able
to make interest or principal payments is substantial.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series may enter into repurchase agreements
Repurchase agreements are often viewed as equivalent to      in which the collateral is any security in which it may
cash.                                                        invest, but normally uses U.S. government securities as
                                                             collateral.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities, including repurchase agreements with
approximately the price that a series has valued them.       maturities of over seven days.
----------------------------------------------------------------------------------------------------------------------

The Series may also invest in other securities including preferred stocks, convertible securities, zero coupon bonds, warrants, futures and options. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.


Lending securities
Emerging Market Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short-sales or other securities transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Emerging Markets Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Emerging Markets Series may hold all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. government. The Series may also invest all or a substantial portion of its assets in high quality debt instruments issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's or, if unrated, will be determined to be of comparable quality. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
The Series anticipates that its annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in Emerging Markets Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Emerging Markets Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------
                                               Emerging Markets Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain marketlike the stock or bond         on stocks we believe can appreciate over an extended
marketwill decline in value because of factors such as       time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         In deciding what portion of the Series' portfolio
confidence.                                                  should be invested in any individual country, we
                                                             evaluate a variety of factors, including opportunities
                                                             and risks relative to other countries. We can also
                                                             somewhat reduce market risk by holding a diversified
                                                             portfolio.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We typically hold a number of different securities in a
securities in a particular industry or the value of an       variety of sectors in order to minimize the impact that
individual stock or bond will decline because of changing    a poorly performing security would have on the Series.
expectations for the performance of that industry or for     This risk is more significant for the Series, which is
the individual company issuing the stock or bond.            a non-diversified fund.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We carefully evaluate the overall situations in the
adversely affected by political instability (including       countries where we invest in an attempt to reduce these
governmental seizures or nationalization of assets),         risks. We also tend to avoid markets where we believe
changes in currency exchange rates, foreign economic         accounting principles or the regulatory structure are
conditions or inadequate regulatory and accounting           too underdeveloped.
standards. Foreign markets may also be less efficient,
less liquid, have greater price volatility, less
regulation and higher transaction costs than U.S. markets.
------------------------------------------------------------ ---------------------------------------------------------
Currency risk is the risk that the value of the Series'      The Series may try to hedge its currency risk by
investments may be negatively affected by changes in         purchasing foreign currency exchange contracts. If the
foreign currency exchange rates. Adverse changes in          Series agrees to purchase or sell foreign securities at
exchange rates may reduce or eliminate any gains produced    a pre-set price on a future date, the Series attempts
by investments that are denominated in foreign currencies    to protect the value of a security its own from future
and may increase any losses.                                 changes in currency rates. If the Series has agreed to
                                                             purchase or sell a security, it may also use foreign
                                                             currency exchange contracts to  "lock-in" the
                                                             security's price in terms of U.S. dollars or another
                                                             applicable currency. The Series may use forward
                                                             currency exchange contracts only for defensive or
                                                             protective measures, not to enhance portfolio returns.
                                                             However, there is no assurance that such a strategy
                                                             will be successful.

                                                             Another way in which we can protect against this risk
                                                             is by holding stocks whose earnings are from exports or
                                                             priced in U.S. dollars, so that a devaluation means
                                                             unchanged U.S. dollars earnings (and higher local
                                                             currency earnings).
------------------------------------------------------------ ---------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                               Emerging Markets Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Small company risk is the risk that prices of smaller        The Series may invest in small companies and would be
companies may be more volatile than larger companies         subject to this risk. We typically hold a number of
because of limited financial resources or dependence on      different stocks in order to reduce the impact that one
narrow product lines. Small company risk also comes from     small company stock would have on the Series. This risk
lower liquidity typically associated with small company      is more significant for the Series, which is a
stocks, which means the price may be affected by poorly      non-diversified fund.
executed trades, even if the underlying business of the
company is unchanged.
------------------------------------------------------------ ---------------------------------------------------------
Political risk is the risk that countries or the entire      We carefully evaluate the political situations in the
region where we invest may experience political              countries where we invest and take into account any
instability, which may cause greater fluctuation in the      potential risks before we select securities for the
value and liquidity of our investments due to changes in     portfolio. We can also somewhat reduce political risk
currency exchange rates, governmental seizures or            by holding a diversified portfolio. However, there is
nationalization of assets.                                   no way to eliminate political risk when investing
                                                             internationally.
------------------------------------------------------------ ---------------------------------------------------------
Emerging markets risk is the possibility that the risks      Striving to manage this risk, the portfolio managers
associated with international investing will be greater in   carefully screen securities within emerging markets and
emerging markets than in more developed foreign markets      attempt to consider material risks associated with an
because, among other things, emerging markets may have       individual company or bond issuer. We cannot eliminate
less stable political and economic environments.             emerging market risk and consequently encourage
                                                             shareholders to invest in this Series only if they have
                                                             a long-term time horizon, over which the potential of
                                                             individual securities is more likely to be realized.
------------------------------------------------------------ ---------------------------------------------------------
Inefficient market risk is the risk that foreign markets     The Series will attempt to reduce these risks by
may be less liquid, have greater price volatility, less      investing in a number of different countries, and
regulation and higher transaction costs than U.S. markets.   noting trends in the economy, industries and financial
                                                             markets.
------------------------------------------------------------ ---------------------------------------------------------
Information risk is the possibility that foreign companies   The Series conducts a great deal of fundamental
are subject to different accounting, auditing and            research on the companies that it invests in rather
financial reporting standards than U.S. companies. There     than relying solely on information available through
may be less information available about foreign issuers      financial reporting. We believe this will help us to
than domestic issuers. Furthermore, regulatory oversight     better uncover any potential weaknesses in individual
of foreign issuers may be less stringent or less             companies.
consistently applied than in the United States.
------------------------------------------------------------ ---------------------------------------------------------
Non-diversified funds risk: Non-diversified investment       The Series is a non-diversified fund as defined by the
companies have the flexibility to invest as much as 50% of   Investment Company Act of 1940. Nevertheless, we
their assets in as few as two issuers with no single         typically hold securities from a variety of different
issuer accounting for more than 25% of the portfolio. The    issuers, representing a number of different countries.
remaining 50% of the portfolio must be diversified so that   We also perform extensive analysis on all securities,
no more than 5% of a fund's assets is invested in the        particularly those that represent a larger percentage
securities of a single issuer. Because a non-diversified     of portfolio assets.
fund may invest its assets in fewer issuers, the value of
series shares may increase or decrease more rapidly than
if the series were fully diversified.
------------------------------------------------------------ ---------------------------------------------------------
Foreign government securities risks relate to the ability    The Series attempts to limit this risk by performing
of a foreign government or government related issuer to      credit analysis on the issuer of each security
make timely payments on its external debt obligations.       purchased. In addition, the Series attempts to reduce
                                                             this risk by limiting the portion of net assets that
                                                             may be invested in these securities.

                                                             The Series also compares the risk-reward potential of
                                                             foreign government securities being considered to that
                                                             offered by equity securities to determine whether to
                                                             allocate assets to equity or fixed-income investments.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                               Emerging Markets Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Credit risk of high-yield, high risk fixed-income            The Series may invest up to 35% of its net assets in
securities: Securities rated lower than BBB by S&P and Baa   high-yield, high risk foreign fixed-income securities.
by Moody's are considered to be of poor standing and
predominantly speculative as to the issuer's ability to      We intend to limit our investment in any single lower
repay interest and principal.                                rated bond, which can help to reduce the effect of an
                                                             individual default on the Series. We also intend to
These bonds are often issued by less creditworthy            limit our overall holdings of bonds in this category.
companies or by highly leveraged (indebted) firms, which     Such limitations may not protect the Series from
are generally less able than more financially stable firms   widespread bond defaults brought about by a sustained
to make scheduled payments of interest and principal. The    economic downturn or from price declines that might
risks posed by bonds issued under such circumstances are     result from changes in the quality ratings of
substantial.                                                 individual bonds.

If there were a national credit crisis or an issuer were
to become insolvent, principal values could be adversely
affected.
------------------------------------------------------------ ---------------------------------------------------------
Transaction costs risk: Costs of buying, selling and         We strive to monitor transaction costs and to choose an
holding foreign securities, including brokerage, tax and     efficient trading strategy for the Series.
custody costs, may be higher than those involved in
domestic transactions.
----------------------------------------------------------------------------------------------------------------------

Investment manager
The Series is managed by Delaware International Advisers Ltd. Delaware International Advisers makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [1.19]% of average daily net assets for the last fiscal year, reflecting a waiver of fees by the manager.

Portfolio managers
Clive A. Gillmore has primary responsibility for making day-to-day investment decisions for Emerging Markets Series. In making investment decisions for the Series, Mr. Gillmore regularly consults with an international equity team of 14 members, including co-managers, Robert Akester and Joshua H. Brooks.

Clive A. Gillmore, Director, Deputy Managing Director, Senior Portfolio Manager of Delaware International Advisers Ltd., is a graduate of the University of Warwick. He began his career at Legal and General Investment Management, which is the asset management division of Legal and General Assurance Society Ltd., a large U.K. life and pension company. Mr. Gillmore joined Delaware International Advisers in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International Advisers was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment Program. He has been managing Emerging Markets Series since its inception.

Robert Akester, Senior Portfolio Manager of Delaware International Advisers Ltd., joined Delaware International Advisers in 1996. Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.


Joshua H. Brooks, Senior Portfolio Manager of Delaware International Advisers Ltd., holds a bachelor's degree from Yale University and holds an MBA from The London Business School. He began his investment career with Delaware Investments in 1991. Prior to joining the investment team in London, he was based in Philadelphia with responsibilities that included equity market analysis and acting as liaison with Delaware International Advisers.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

----------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS SERIES(1)                                                                                   Period
                                                                                                            5/1/97(2)
                                                                               Year Ended 12/31              through
                                                                        2000         1999         1998       12/31/97
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $_____       $5.810       $8.880      $10.000

Income (loss) from investment operations
Net investment income(3)                                                 _____        0.126        0.171        0.060
Net realized and unrealized gain (loss) on investments                   _____        2.597      (2.991)      (1.180)
                                                                                      -----      -------      -------
Total from investment operations                                         _____        2.723      (2.820)      (1.120)
                                                                                      -----      -------      -------

Less dividends and distributions
Dividends from net investment income                                     _____      (0.133)      (0.030)         none
                                                                                    -------      -------      -------
Distributions from net realized gain on investments                      _____         none      (0.220)         none
                                                                                    -------      -------      -------
Total dividends and distributions                                        _____      (0.133)      (0.250)         none
                                                                                    -------      -------      -------

Net asset value, end of period                                          $_____       $8.400       $5.810       $8.880
                                                                                     ======       ======       ======

Total return(4)                                                          ____%       48.28%     (32.48%)     (11.20%)

Ratios and supplemental data
Net assets, end of period (000 omitted)                                 $_____      $13,349       $5,356       $5,776
Ratio of expenses to average net assets                                  ____%        1.47%        1.50%        1.50%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                                  ____%        1.53%        1.67%        2.45%
Ratio of net investment income to average net assets                     ____%        1.88%        2.34%        0.89%
Ratio of net investment income to average net assets prior to
expense limitation and expenses paid indirectly                          ____%        1.82%        2.17%      (0.06%)
Portfolio turnover                                                       ____%          20%          38%          48%
----------------------------------------------------------------------------------------------------------------------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(3) Per share information was based on the average shares outstanding method.

(4) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

Global Bond Series

Our investment strategies
Global Bond Series seeks current income consistent with the preservation of principal. We invest primarily in fixed-income securities that may also provide the potential for capital appreciation.

We may invest in:

o   foreign and U.S. government securities;
o   debt obligations of foreign and U.S. companies;
o   debt securities of supranational entities;
o securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of developed country issuers;
o   zero-coupon bonds.

While the Series may purchase securities of issuers in any foreign country, developed or emerging, we currently anticipate investing in Australia, Austria, Canada, Germany, Italy, Japan, Korea, the Netherlands, New Zealand, Norway, Portugal, South Africa, Spain, Sweden and the United Kingdom. This is a representative list; we may also invest in other countries. More than 25% of the Series' total assets may be invested in the securities of issuers located in the same country.

Generally, the value of fixed-income securities rises when interest rates decline and declines when interest rates rise. The value of your investment in the Series will be affected by changes in interest rates. We generally keep the average weighted maturity of the portfolio in the five-to-ten year range. If we anticipate a declining interest rate environment; however, we may extend the average weighted maturity past ten years or if we anticipate a rising rate environment, we may shorten the average weighted maturity to less than five years.

Global Bond Series uses the same investment strategy as Delaware Global Bond Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

----------------------------------------------------------------------------------------------------------------------
                                                 Global Bond Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
----------------------------------------------------------------------------------------------------------------------

Corporate bonds: Debt obligations issued by U.S. or          Global Bond Series may invest in corporate bonds,
foreign corporations.                                        generally those rated A or better by S&P or Moody's  or
                                                             if unrated, determined to be of comparable quality. The
                                                             Series may also invest in high-yield, high risk
                                                             emerging markets corporate bonds.
------------------------------------------------------------ ---------------------------------------------------------
Foreign government securities: Debt obligations issued by    The Series will generally invest in securities issued
a government other than the United States or by an agency,   by foreign governments, their agencies,
instrumentality or political subdivision of such             instrumentalities or political subdivisions that are
governments.                                                 rated AAA or AA by S&P or Aaa or Aa by Moody's or, if
                                                             unrated, considered to be of comparable quality. We may
                                                             invest a portion of the Series' assets in foreign
                                                             governmental securities issued by emerging countries,
                                                             which may be lower rated, including securities rated
                                                             below investment grade.
------------------------------------------------------------ ---------------------------------------------------------
U.S. government securities: Securities issued or             The Series may invest a significant portion of its
guaranteed by the U.S. government or issued by an agency     assets in U.S. government securities. It will invest
or instrumentality of the U.S. government.                   only in U.S. government obligations, including bills,
                                                             notes and bonds that are issued or guaranteed as to the
                                                             payment of principal and interest by the U.S.
                                                             government and securities of U.S. government agencies
                                                             or instrumentalities that are backed by the full faith
                                                             and credit of the United States.
------------------------------------------------------------ ---------------------------------------------------------
Investment company securities: In some countries,            Global Bond Series may hold closed-end investment
investments by U.S. mutual funds are generally made by       company securities. The Series may hold investment
purchasing shares of investment companies that in turn       company securities if we believe the country offers
invest in the securities of such countries.                  good investment opportunities. These investments
                                                             involve an indirect payment of a portion of the
                                                             expenses of the other investment companies, including
                                                             their advisory fees.
------------------------------------------------------------ ---------------------------------------------------------
Foreign currency transactions: A forward foreign currency    The Series may invest in securities issued in any
exchange contract involves an obligation to purchase or      currency and hold foreign currency. Securities of
sell a specific currency on a fixed future date at a price   issuers within a given country may be denominated in
that is set at the time of the contract. The future date     the currency of another country or in multinational
may be any number of days from the date of the contract as   currency units such as the Euro.
agreed by the parties involved.
                                                             Although the Series values its assets daily in U.S.
                                                             dollars, it does not intend to convert its holdings of
                                                             foreign currencies into U.S. dollars on a daily basis.
                                                             The Series will, however, from time to time, purchase
                                                             or sell foreign currencies and/or engage in forward
                                                             foreign currency exchange transactions. The Series may
                                                             conduct its foreign currency transactions on a cash
                                                             basis at the rate prevailing in the foreign currency
                                                             exchange market or through a forward foreign currency
                                                             exchange contract or forward contract.

                                                             The Series may use forward contracts for defensive
                                                             hedging purposes to attempt to protect the value of the
                                                             Series' current security or currency holdings. It may
                                                             also use forward contracts if it has agreed to sell a
                                                             security and wants to "lock-in" the price of that
                                                             security, in terms of U.S. dollars. Investors should be
                                                             aware of the costs of currency conversion. The Series
                                                             will not use forward contracts for speculative purposes.
------------------------------------------------------------ ---------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                 Global Bond Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
----------------------------------------------------------------------------------------------------------------------

Supranational entities: Debt securities of supranational     The Series may invest may invest a significant portion
entities may be denominated in any currency. These           of its assets in debt securities of supranational
securities are typically of high-grade quality. A            entities.
supranational entity is an entity established or
financially supported by the national governments of one
or more countries to promote reconstruction or
development. The International Bank for Reconstruction and
Development (more commonly known as the World Bank) would
be one example of a supranational entity.
------------------------------------------------------------ ---------------------------------------------------------
Zero coupon bonds: Zero coupon bonds are debt obligations    The Series may invest in zero coupon bonds.
that do not entitle the holder to any periodic payments of
interest before maturity or a specified date when the
securities begin paying current interest. Therefore, they
are issued and traded at a discount from their face
amounts or par value. The market prices of zero coupon
bonds are generally more volatile than the market prices
of securities that pay interest periodically and are
likely to respond to changes in interest rates to a
greater degree than do non-zero coupon securities having
similar maturities and credit quality.
------------------------------------------------------------ ---------------------------------------------------------
Brady Bonds: These are debt securities issued under the      Global Bond Series may invest in Brady Bonds. We
framework of the Brady Plan, an initiative for debtor        believe that the economic reforms undertaken by
nations to restructure their outstanding external            countries in connection with the issuance of Brady
indebtedness (generally, commercial bank debt). Brady        Bonds can make the debt of countries that have issued
Bonds tend to be of lower quality and more speculative       or have announced plans to issue these bonds a viable
than securities of developed country issuers.                opportunity for investment.
------------------------------------------------------------ ---------------------------------------------------------
High-yield, high risk fixed-income securities: Securities    Global Bond Series may invest a portion of its assets
that are rated lower than BBB by S&P or Baa by Moody's, or   in these securities.
if unrated, of equal quality. These securities may be
issued by companies or governments of emerging or
developing countries, which may be less creditworthy. The
risk that these companies or governments may not be able
to make interest or principal payments is substantial.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series may enter into repurchase agreements
Repurchase agreements are often viewed as equivalent to      in which the collateral is any security in which it may
cash.                                                        invest, but normally uses U.S. government securities as
                                                             collateral.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities, including repurchase agreements with
approximately the price that a series has valued them.       maturities of over seven days.
------------------------------------------------------------ ---------------------------------------------------------

The Series may also invest in other securities including futures contracts and options and interest rate swaps. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Global Bond Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short-sales or other securities transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Global Bond Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Global Bond Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds cash or cash equivalents, the Series may be unable to achieve its investment objective.

Portfolio turnover
The Series anticipates that its annual portfolio turnover may exceed 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Global Bond Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Global Bond Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------
                                                 Global Bond Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market Risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain marketlike the stock or bond         on stocks we believe can appreciate over an extended
marketwill decline in value because of factors such as       time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         In deciding what portion of the Series' portfolio
confidence.                                                  should be invested in any individual country, we
                                                             evaluate a variety of factors, including opportunities
                                                             and risks relative to other countries. As part of the
                                                             Series' principal investment strategy, the Series may
                                                             invest in securities that generally have relatively
                                                             less market risk.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We typically hold a number of different securities in a
securities in a particular industry or the value of an       variety of sectors in order to minimize the impact that
individual stock or bond will decline because of changing    a poorly performing security would have on the Series.
expectations for the performance of that industry or for     This risk is more significant for the Series, which is
the individual company issuing the stock or bond.            a non-diversified fund.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk is the risk that securities,              Interest rate risk is a significant risk for Global
particularly bonds with longer maturities, will decrease     Bond Series. In an attempt to manage interest rate
in value if interest rates rise.                             risk, we adjust the Series' average weighted maturity
                                                             based on our view of interest rates. The Series'
                                                             average weighted maturity will generally be in the
                                                             five-to-ten year range. When we anticipate that
                                                             interest rates will decline, we may extend the average
                                                             maturity beyond ten years and when we anticipate that
                                                             interest rates will rise, we may shorten the average
                                                             maturity to less than five years.
------------------------------------------------------------ ---------------------------------------------------------
Currency risk is the risk that the value of a series'        The Series may try to hedge its currency risk by
investments may be negatively affected by changes in         purchasing foreign currency exchange contracts. If the
foreign currency exchange rates. Adverse changes in          Series agrees to purchase or sell foreign securities at
exchange rates may reduce or eliminate any gains produced    a pre-set price on a future date, the Series attempts
by investments that are denominated in foreign currencies    to protect the value of a security it owns from future
and may increase any losses.                                 changes in currency rates. If the Series has agreed to
                                                             purchase or sell a security, it may also use foreign
                                                             currency exchange contracts to  "lock-in" the
                                                             security's price in terms of U.S. dollars or another
                                                             applicable currency. The Series may use forward
                                                             currency exchange contracts only for defensive or
                                                             protective measures, not to enhance portfolio returns.
                                                             However, there is no assurance that such a strategy
                                                             will be successful.
------------------------------------------------------------ ---------------------------------------------------------
Political risk is the risk that countries or the entire      We evaluate the political situations in the countries
region where we invest may experience political              where we invest and take into account any potential
instability. This may cause greater fluctuation in the       risks before we select securities for the portfolio.
value and liquidity of our investments due to changes in     However, there is no way to eliminate political risk
currency exchange rates, governmental seizures or            when investing internationally.
nationalization of assets.
------------------------------------------------------------ ---------------------------------------------------------
Emerging market risk is the possibility that the risks       Striving to manage this risk, the portfolio managers
associated with international investing will be greater in   carefully screen securities within emerging markets and
emerging markets than in more developed foreign markets      attempt to consider material risks associated with an
because, among other things, emerging markets may have       individual company or bond issuer. We cannot eliminate
less stable political and economic environments.             emerging market risk and consequently encourage
                                                             shareholders to invest in the Series only if they have
                                                             a long-term time horizon, over which the potential of
                                                             individual securities is more likely to be realized.
------------------------------------------------------------ ---------------------------------------------------------
Inefficient market risk is the risk that foreign markets     The Series will attempt to reduce these risks by
may be less liquid, have greater price volatility, less      investing in a number of different countries, and
regulation and higher transaction costs than U.S. markets.   noting trends in the economy, industries and financial
                                                             markets.

                                                             The Series will also perform credit analysis in an
                                                             attempt to reduce these risks.
------------------------------------------------------------ ---------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                 Global Bond Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Information risk is the risk that foreign companies may be   We conduct fundamental research on the companies we
subject to different accounting, auditing and financial      invest in rather than relying solely on information
reporting standards than U.S. companies. There may be less   available through financial reporting. We believe this
information available about foreign issuers than domestic    will help us to better uncover any potential weaknesses
issuers. Furthermore, regulatory oversight of foreign        in individual companies.
issuers may be less stringent or less consistently applied
than in the United States.
------------------------------------------------------------ ---------------------------------------------------------
Non-diversified funds risk: Non-diversified investment       Global Bond Series is a non-diversified fund as defined
companies have the flexibility to invest as much as 50% of   by the Investment Company Act of 1940. Nevertheless, we
their assets in as few as two issuers with no single         typically hold securities from a variety of different
issuer accounting for more than 25% of the portfolio. The    issuers, representing a number of different countries.
remaining 50% of the portfolio must be diversified so that   We also perform extensive analysis on all securities,
no more than 5% of a fund's assets is invested in the        particularly those that represent a larger percentage
securities of a single issuer. Because a non-diversified     of portfolio assets.
fund may invest its assets in fewer issuers, the value of
series shares may increase or decrease more rapidly than
if the series were fully diversified.
------------------------------------------------------------ ---------------------------------------------------------
Foreign government and supranational securities risk         The Series will attempt to limit this risk by
relates to the ability of a foreign government or            performing credit analysis on the issuer of each
government related issuer to make timely payments on its     security purchased.
external debt obligations.
                                                             The Series attempts to reduce the risks associated with
                                                             investing in foreign governments by focusing on bonds
                                                             rated within the two highest rating categories.
------------------------------------------------------------ ---------------------------------------------------------
Credit risk of high-yield, high risk fixed-income            The Series may invest a portion of its assets in these
securities: Securities rated lower than BBB by S&P and Baa   securities. We intend to limit our investment in any
by Moody's are considered to be of poor standing and         single lower rated bond, which can help to reduce the
predominantly speculative as to the issuer's ability to      effect of an individual default on the Series. We also
repay interest and principal.                                intend to limit our overall holdings of bonds in this
                                                             category. Such limitations may not protect the Series
These bonds are often issued by less creditworthy            from widespread bond defaults brought about by a
companies or by highly leveraged (indebted) firms, which     sustained economic downturn or from price declines that
are generally less able than more financially stable firms   might result from changes in the quality ratings of
to make scheduled payments of interest and principal. The    individual bonds.
risks posed by bonds issued under such circumstances are
substantial.

If there were a national credit crisis or an issuer were
to become insolvent, principal values could be adversely
affected.
------------------------------------------------------------ ---------------------------------------------------------
Transaction costs risk: Costs of buying, selling and         We strive to monitor transaction costs and to choose an
holding foreign securities, including brokerage, tax and     efficient trading strategy for the Series.
custody costs, may be higher than those involved in
domestic transactions.
------------------------------------------------------------ ---------------------------------------------------------

Investment manager
The Series is managed by Delaware International Advisers Ltd. Delaware International Advisers makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.75]% of average daily net assets for the last fiscal year.

Portfolio managers
Christopher A. Moth and Joanna Bates have primary responsibility for making day-to-day investment decisions for Global Bond Series. In making investment decisions for the Series, Mr. Moth and Ms. Bates regularly consult with David G. Tilles and four global fixed income team members.

Christopher A. Moth, Senior Portfolio Manager, Director of Investment Strategy, Fixed Income and Currency and Director of Delaware International Advisers Ltd., is a graduate of The City University London. He joined Delaware International in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London. At Delaware International Advisers, he has been a key contributor in developing the fixed-income product and establishing in-house systems to control and facilitate the investment process. He chairs the global fixed-income and currency meeting. Mr. Moth became Co-Manager of the Series in January 1997.

Joanna Bates, Senior Portfolio Manager, Credit and Emerging Markets of Delaware International Advisers Ltd., is a graduate of London University. She joined the Fixed Income team at Delaware International in June 1997. Prior to that she was Associate Director, Fixed Interest at Hill Samuel Investment Management Ltd. which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as a fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research. Ms. Bates became Co-Manager of the Series in July 1999.

David G. Tilles, Managing Director and Chief Investment Officer of Delaware International Advisers Ltd., was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International Advisers in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International Advisers was Chief Investment Officer of Hill Samuel Investment Management Ltd.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------- -------------------------------------------------- -----------
GLOBAL BOND SERIES(1)                                                                                       Period
                                                                                                           5/2/96(2)
                                                                         Year Ended 12/31                   through
                                                           2000         1999         1998        1997      12/31/96
------------------------------------------------------- ------------ ------------ ----------- ------------ -----------
Net asset value, beginning of period                      $_____      $10.680     $10.500      $10.960       $10.000

Income (loss) from investment operations
Net investment income(3)                                   _____        0.576       0.608        0.636         0.339
Net realized and unrealized gain (loss) on investments     _____      (0.950)       0.182      (0.551)         0.831
                                                                      -------       -----      -------         -----
Total from investment operations                           _____      (0.374)       0.790        0.085         1.170
                                                                      -------       -----        -----         -----

Less dividends and distributions
Dividends from net investment income                       _____      (0.514)     (0.600)      (0.460)       (0.210)
                                                                      -------     -------      -------       -------
Distributions from net realized gain on investments        _____      (0.062)     (0.010)      (0.085)          none
                                                                      -------     -------      -------       -------
Total dividends and distributions                          _____      (0.576)     (0.610)      (0.545)       (0.210)
                                                                      -------     -------      -------       -------

Net asset value, end of period                            $_____       $9.730     $10.680      $10.500       $10.960
                                                                       ======     =======      =======       =======

Total return(4)                                            ____%      (3.60%)       7.82%(5)      0.88%(5)    11.79%(5)

Ratios and supplemental data
Net assets, end of period (000 omitted)                   $_____      $20,231     $21.711      $16,876        $9,471
Ratio of expenses to average net assets                    ____%        0.85%       0.83%        0.80%         0.80%
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly            ____%        0.85%       0.92%        1.08%         1.19%
Ratio of net investment income to average net assets       ____%        5.64%       5.83%        6.03%         6.51%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid
indirectly                                                 ____%        5.64%       5.74%        5.75%         6.12%
Portfolio turnover                                         ____%         100%         79%          97%           56%
------------------------------------------------------- ------------ ------------ ----------- ------------ -----------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(3) Per share information for the years ended December 31, 1997, 1998 and 1999 was based on the average shares outstanding method.

(4) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

(5) Total return reflects expense limitations in effect for the Series.

Growth and Income Series

Our investment strategies
The Growth and Income Series invests primarily in the common stocks of established companies that we believe have long-term total return potential. The Series pursues what is generally considered to be a value-oriented investment approach. We may consider valuation characteristics such as dividend yield, share repurchase activity, price-to-earnings ratio and cash flow, among others, in seeking stocks we believe are undervalued.

Growth and Income Series uses the same investment strategy as Delaware Growth and Income Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation. Certain stocks held in the portfolio will be dividend-paying stocks and others will not pay dividends.

----------------------------------------------------------------------------------------------------------------------
                                              Growth and Income Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------
Common stocks: Securities that represent shares of           Generally, we invest 90% to 100% of the Series' net
ownership in a corporation. Stockholders participate in      assets in common stocks.
the corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------ ---------------------------------------------------------

American Depositary Receipts (ADRs): Certificates issued     We may invest without limitation in ADRs. We use them
by a U.S. bank which represent the bank's holdings of a      when we believe they offer better total return
stated number of shares of a foreign corporation. An ADR     opportunities than U.S. securities.
entitles the holder to all dividends and capital gains
earned by the underlying foreign shares. ADRs are bought
and sold the same as U.S. securities.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series'
specified time at the same price the buyer paid for them,    must have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series will only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
------------------------------------------------------------ ---------------------------------------------------------
Restricted and illiquid securities: Restricted securities    We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted   securities. For this Series, the 10% limit includes
under securities law.                                        restricted securities such as privately placed
                                                             securities that are eligible for resale only among
Illiquid securities are securities that do not have a        certain institutional buyers without registration,
ready market, and cannot be easily sold within seven days    which are commonly known as "Rule 144A Securities" and
at approximately the price that a series has valued them.    repurchase agreements with maturities of over seven
                                                             days.
------------------------------------------------------------ ---------------------------------------------------------

The Series is permitted to invest in all available types of equity securities including preferred stock, rights and warrants and convertible securities. It may also invest in fixed-income securities and enter into options transactions for defensive purposes. It may invest in Global and European Depositary Receipts and directly in foreign securities; however, the manager has no present intention of doing so. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
The Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Growth and Income Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Growth and Income Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds cash or cash equivalents, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that annual portfolio turnover for the Series will be less than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in Growth and Income Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Growth and Income Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------
                                              Growth and Income Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------
Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market--like the stock or bond       on stocks we believe can appreciate over an extended
market--will decline in value because of factors such as     time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and generally do not trade for short-term purposes.

------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of the Series' assets invested in
securities in a particular industry or the value of an       any one industry and in any individual security. We
individual stock or bond will decline because of changing    also follow a rigorous selection process designed to
expectations for the performance of that industry or for     identify undervalued securities before choosing
the individual company issuing the stock or bond.            securities for the portfolio.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We typically invest only a small portion of the Series'
adversely affected by political instability (including       portfolio in foreign corporations through American
governmental seizures or nationalization of assets),         Depositary Receipts. We do not presently intend to
changes in currency exchange rates, foreign economic         invest directly in foreign securities. When we do
conditions or inadequate regulatory and accounting           purchase ADRs, they are generally denominated in U.S.
standards. Foreign markets may also be less efficient,       dollars and traded on a U.S. exchange.
less liquid, have greater price volatility, less
regulation and higher transaction costs than U.S. markets.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that a series values them.
------------------------------------------------------------ ---------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.60]% of average daily net assets for the last fiscal year.

Portfolio manager

John B. Fields has primary responsibility for making day-to-day investment decisions for Growth and Income Series.

John B. Fields, Senior Vice President and Senior Portfolio Manager, joined Delaware Investments in 1992 and has 29 years' experience in investment management. He earned a bachelor's degree and an MBA from Ohio State University. Before joining Delaware Investments, he was Director of Domestic Equity Risk Management at DuPont. Prior to that time, he was Director of Equity Research at Comerica Bank. Mr. Fields is a member of the Financial Analysts Society of Wilmington, Delaware. In making investment decisions for Growth and Income Series, Mr. Fields works with a team of Delaware portfolio managers utilizing the same investment strategy. He has been managing Growth and Income Series since 1992.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

----------------------------------------------------------- ----------------------------------------------------------
GROWTH AND INCOME SERIES(1)
                                                                                Year Ended 12/31
                                                               2000        1999        1998       1997        1996
----------------------------------------------------------- ----------- ----------- ----------- ---------- -----------
Net asset value, beginning of year                              $_____     $19.420     $18.800    $15.980     $14.830
Income (loss) from investment operations
Net investment income                                            _____       0.323       0.361      0.324       0.377
Net realized and unrealized gain (loss) on investments           _____     (0.882)       1.636      4.216       2.398
                                                                           -------     -------    -------     -------
Total from investment operations                                 _____     (0.559)       1.997      4.540       2.775
                                                                           -------     -------    -------     -------

Less dividends and distributions
Dividends from net investment income                             _____     (0.361)     (0.327)    (0.370)     (0.420)
Distributions from net realized gain on investments              _____     (1.480)     (1.050)    (1.350)     (1.205)
                                                                           -------     -------    -------     -------
Total dividends and distributions                                _____     (1.841)     (1.377)    (1.720)     (1.625)
                                                                           -------     -------    -------     -------

Net asset value, end of year                                    $_____     $17.020     $19.420    $18.800     $15.980
                                                                           =======     =======    =======     =======

Total return(2)                                                            (2.98%)      11.35%     31.00%      20.72%

Ratios and supplemental data
Net assets, end of period (000 omitted)                         $_____    $501,928    $579,907   $401,402    $166,647
Ratio of expenses to average net assets                          ____%       0.71%       0.71%      0.71%       0.67%
Ratio of net investment income to average net assets             ____%       1.75%       2.00%      2.02%       2.66%
Portfolio turnover                                               ____%         92%         81%        54%         81%
----------------------------------------------------------- ----------- ----------- ----------- ---------- -----------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

Growth Opportunities Series

Our investment strategies
We strive to identify companies of medium market capitalization that offer above-average opportunities for long-term capital growth because they are poised to provide high and consistent earnings growth. Medium-size companies are generally considered to be those with market capitalizations between $2 billion and $10 billion.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. However, the smallest companies generally involve the most risk because they may have very limited resources, less management experience and narrower product lines. We believe that medium-size companies can provide many of the growth opportunities of small companies, but with less risk. Medium-size companies may be more established in their industry and have greater financial resources. Yet, they may still have the flexibility and growth potential of a smaller company.

We use a bottom-up approach to stock selection, carefully evaluating the characteristics of individual companies. We rely heavily on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our first step in identifying promising companies is to pinpoint stocks that exhibit one or more of the following characteristics:

o   a history of high earnings-per-share growth;
o expectations for future earnings growth that are either high or accelerating;
o a price to earnings ratio that is low relative to other stocks - indicating that the stock might be undervalued;
o   a discounted cash flow that is high relative to other stocks; or
o a special situation that has caused the stock to fall out of favor, but which we believe creates potential for even greater long-term price appreciation.

Once we have narrowed our search to companies with these characteristics, we then conduct even more thorough hands-on research, evaluating a wide variety of factors, including:

o   the financial strength of the company;
o   the expertise of its management;
o   the growth potential of the company within its industry; and
o   the growth potential of the industry.

Our goal is to select companies that are likely to perform well over an extended time frame.

In order to reduce the inherent risks of equity investing, we maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Growth Opportunities Series uses the same investment strategy as Delaware Growth Opportunities Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

----------------------------------------------------------------------------------------------------------------------
                                             Growth Opportunities Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Common stocks: Securities that represent shares of           Generally, we invest 85% to 100% of net assets in
ownership in a corporation. Stockholders participate in      common stock with an emphasis on medium-size companies.
the corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------ ---------------------------------------------------------
American Depositary Receipts (ADRs): Certificates are        We may hold ADRs when we believe they offer greater
issued by a U.S. bank that represent the bank's holdings     appreciation potential than U.S. securities.
of a stated number of shares of a foreign corporation. An
ADR entitles the holder to all dividends and capital gains
earned by the underlying foreign shares. ADRs are bought
and sold the same as U.S. securities.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series will only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
------------------------------------------------------------ ---------------------------------------------------------
Restricted and illiquid securities: Restricted securities    We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted   securities. For this Series, the 10% limit includes
under securities law.                                        restricted securities such as privately placed
                                                             securities that are eligible for resale only among
Illiquid securities are securities that do not have a        certain institutional buyers without registration,
ready market, and cannot be easily sold within seven days    which are commonly known as "Rule 144A Securities" and
at approximately the price that a series has valued them.    repurchase agreements with maturities of over seven
                                                             days.
------------------------------------------------------------ ---------------------------------------------------------
Options: Options represent a right to buy or sell a          If we have stocks that appreciated in price, we may
security or group of securities at an agreed upon price at   want to protect those gains when we anticipate adverse
a future date. The purchaser of an option may or may not     conditions. We might use options to neutralize the
choose to go through with the transaction.                   effect of any price declines, without selling the
                                                             security. We might also use options to gain exposure to
Writing a covered call option on a security obligates the    a particular market segment without purchasing
owner of the security to sell it at an agreed upon price     individual securities in that segment. We might use
on an agreed upon date (usually no more than nine months     this approach if we had excess cash that we wanted to
in the future.) The owner of the security receives a         invest quickly.
premium payment from the purchaser of the call, but if the
security appreciates to a price greater than the agreed      We might use covered call options if we believe that
upon selling price, the fund would lose out on those gains.  doing so would help the Series to meet its investment objective.
Options are generally considered to be derivative
securities.                                                  Use of these strategies can increase the operating
                                                             costs of the Series and can lead to loss of principal.
------------------------------------------------------------ ---------------------------------------------------------

Growth Opportunities Series may also invest in other securities including convertible securities, warrants, preferred stocks, bonds and foreign securities. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Growth Opportunities Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Growth Opportunities Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Growth Opportunities Series may hold a substantial portion of its assets in fixed-income obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and corporate bonds rated BBB or above by an NRSRO. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Growth Opportunities Series' annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Growth Opportunities Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Growth Opportunities Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------
                                             Growth Opportunities Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market-like the stock or bond        on stocks we believe can appreciate over an extended
market-will decline in value because of factors such as      time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and though we may hold securities for any amount of
                                                             time, we typically do not trade for short-term purposes.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of Growth Opportunities Series'
securities in a particular industry or the value of an       assets invested in any one industry and in any
individual stock or bond will decline because of changing    individual security. We also follow a rigorous
expectations for the performance of that industry or for     selection process before choosing securities and
the individual company issuing the stock.                    continuously monitor them while they remain in the
                                                             portfolio.
------------------------------------------------------------ ---------------------------------------------------------
Small- and medium-size company risk is the risk that         Though the Series may invest in small companies, our
prices of smaller companies may be more volatile than        focus is on medium-size companies. We believe
larger companies because of limited financial resources or   medium-size companies, in general, are more stable than
dependence on narrow product lines.                          smaller companies and involve less risk due to their
                                                             larger size, greater experience and more extensive
                                                             financial resources. Nonetheless, medium-size companies
                                                             have many of the same risks as small companies and are
                                                             considered to be riskier, in general, than large-size
                                                             companies. To address this risk, the Series maintains a
                                                             well-diversified portfolio, selects stocks carefully
                                                             and monitors them continuously.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk is the risk that securities will          We analyze each company's financial situation and its
decrease in value if interest rates rise. The risk is        cash flow to determine the company's ability to finance
generally associated with bonds; however, because small-     future expansion and operations. The potential affect
and medium-sized companies often borrow money to finance     that rising interest rates might have on a stock is
their operations, they may be adversely affected by rising   taken into consideration before the stock is purchased.
interest rates.
------------------------------------------------------------ ---------------------------------------------------------
Options risk is the possibility that a series may            We will not use options for speculative reasons. We may
experience a loss if it employs an options strategy          use options to protect gains in the portfolio without
related to a security or a market index and that security    actually selling a security. We may also use options to
or index moves in the opposite direction from what the       quickly invest excess cash so that the portfolio is
manager anticipated. Options also involve additional         generally fully invested.
expenses, which could reduce any benefit or increase any
loss that a fund gains from using the strategy.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We typically invest only a small portion of the Series'
adversely affected by political instability (including       portfolio in foreign corporations indirectly through
governmental seizures or nationalization of assets),         American Depositary Receipts. When we do purchase ADRs,
changes in currency exchange rates, foreign economic         they are generally denominated in U.S. dollars and
conditions or inadequate regulatory and accounting           traded on a U.S. exchange.
standards. Foreign markets may also be less efficient,
less liquid, have greater price volatility, less
regulation and higher transaction costs than U.S. markets.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that a series values them.
------------------------------------------------------------ ---------------------------------------------------------

Investment manager
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.75]% of average daily net assets for the last fiscal year.


Portfolio managers
Gerald S. Frey has primary responsibility for making day-to-day investment decisions for Growth Opportunities Series. When making investment decisions for the Series, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski, Steven T. Lampe and Lori P. Wachs.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Series since March 1997 and was co-manager from June 1996 to March 1997.

Marshall T. Bassett, Vice President/Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

John A. Heffern, Vice President, Portfolio Manager, earned bachelors and MBA degrees at the University of North Carolina at Chapel Hill. Prior to joining Delaware Investments in 1997, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Steven T. Lampe, Vice President, Portfolio Manager, received a bachelor's degree in Economics and an MBA degree with a concentration in Finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small and mid-capitalization growth stocks. He previously served as a tax/audit manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------ ---------------------------------------------------
GROWTH OPPORTUNITIES SERIES(1)
(Formerly Delcap Series)                                                            Year Ended 12/31
                                                                     2000      1999       1998      1997       1996
------------------------------------------------------------------ --------- ---------- --------- ---------- ---------
Net asset value, beginning of year                                  $_____    $18.550   $17.270    $15.890   $15.130

Income (loss) from investment operations
Net investment income (loss)(2)                                      _____    (0.055)   (0.026)    (0.010)   (0.015)
Net realized and unrealized gain (loss) on investments               _____     11.055     2.901      2.260     2.030
                                                                              -------   -------    -------   -------
Total from investment operations                                     _____     11.000     2.875      2.250     2.015
                                                                              -------   -------    -------   -------

Less dividends and distributions
Dividends from net investment income                                 _____       none      none       none   (0.070)
Distributions from net realized gain on investments                  _____    (1.000)   (1.595)    (0.870)   (1.185)
                                                                              -------   -------    -------   -------
Total dividends and distributions                                    _____    (1.000)   (1.595)    (0.870)   (1.255)
                                                                              -------   -------    -------   -------

Net asset value, end of year                                        $_____    $28.550   $18.550    $17.270   $15.890
                                                                              =======   =======    =======   =======

Total return(3)                                                      ____%      62.94%   18.81%(4)  14.90%(4) 14.46%(4)

Ratios and supplemental data
Net assets, end of period (000 omitted)                             $_____   $216,062  $130,548   $110,455   $79,900
Ratio of expenses to average net assets                              ____%      0.82%     0.80%      0.80%     0.80%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                              ____%      0.82%     0.86%      0.87%     0.82%
Ratio of net investment income to average net assets                 ____%    (0.27%)   (0.16%)    (0.06%)   (0.11%)
Ratio of net investment income to average net assets prior to
expense limitation and expenses paid indirectly                      ____%    (0.27%)   (0.22%)    (0.13%)   (0.13%)
Portfolio turnover                                                   ____%       132%      142%       134%       85%
------------------------------------------------------------------ --------- ---------- --------- ---------- ---------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Per share information for the years ended December 31, 1997, 1998 and 1999 was based on the average shares outstanding method.

(3) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

(4)  Total return reflects expense limitations in effect for the Series.

High Yield Series

Our investment strategies
We invest primarily in fixed-income securities that we believe will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Series' assets primarily in high-yield bonds or junk bonds, which involve greater risks than investment grade bonds. The Series may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds.

Before selecting high-yield corporate bonds, we carefully evaluate each individual bond including its income potential and the size of the bond issuance. The size of the issuance helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond's payments.

We maintain a well-diversified portfolio of high-yield bonds that represents many different sectors and industries. Through diversification we can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

The Series strives to provide total return, with income as a secondary objective. Before purchasing a bond, we evaluate both the income level and its potential for price appreciation. At least 65% of the Series' assets will be invested in corporate bonds rated at the time of purchase as BB or lower by S&P or similarly rated by another NRSRO or, if unrated, that we judge to be of comparable quality. The Series also may invest in bonds of foreign issuers in pursuit of its objective.


The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.


The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

----------------------------------------------------------------------------------------------------------------------
                                                  High Yield Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

High-yield corporate bonds: Debt obligations issued by a     The Series may invest without limit in high-yield
corporation and rated lower than investment grade by an      corporate bonds. Typically, we invest in bonds rated BB
NRSRO such as S&P or Moody's or, if unrated, that we         or B by S&P or, if unrated, are of equivalent quality.
believe are of comparable quality. These securities are      We will not invest more than 15% of total assets in
considered to be of poor standing and predominately          bonds which, at the time of purchase, are rated CCC or,
speculative.                                                 if unrated, are of equivalent quality. Also, we will
                                                             not invest in bonds which, at the time of purchase, are
                                                             rated below CCC or, if unrated, are of equivalent
                                                             quality.
------------------------------------------------------------ ---------------------------------------------------------
U.S. government securities: Direct U.S. obligations          The Series may invest without limit in U.S. government
including bills, notes, bonds and other debt securities      securities. However, they will typically be a small
issued by the U.S. Treasury or securities of U.S.            percentage of the portfolio because they generally do
government agencies or instrumentalities which are backed    not offer as high a level of current income as
by the full faith and credit of the United States.           high-yield corporate bonds.
------------------------------------------------------------ ---------------------------------------------------------
Foreign government or corporate securities: Securities       The Series may invest up to 15% of its total assets in
issued by foreign governments or supranational entities or   securities of issuers domiciled in foreign countries
foreign corporations.                                        including both established countries and those with
                                                             emerging markets. When investing in these foreign
A supranational entity is an entity established or           securities, the Series may not invest more than
financially supported by the national governments of one     two-thirds of that 15% amount (that is, 10% of total
or more countries. The International Bank for                assets) in any combination of non-dollar denominated
Reconstruction and Development (more commonly known as the   securities and emerging market securities.
World Bank) is one example of a Supranational entity.
------------------------------------------------------------ ---------------------------------------------------------
Zero coupon bonds and pay-in-kind bonds: Zero coupon         We may invest in zero coupon bonds and payment-in-kind
securities are debt obligations which do not entitle the     bonds, though we do not expect this to be a significant
holder to any periodic payments of interest prior to         component of our strategy. The market prices of these
maturity or a specified date when the securities begin       bonds are generally more volatile than the market
paying current interest. Therefore, they are issued and      prices of securities that pay interest periodically and
traded at a price lower than their face amounts or par       are likely to react to changes in interest rates to a
value. Payment-in-kind bonds pay interest or dividends in    greater degree than interest-paying bonds having
the form of additional bonds or preferred stock.             similar maturities and credit quality. They may have
                                                             certain tax consequences which, under certain
                                                             conditions, could be adverse to the Series.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series will only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities.

                                                             Restricted securities that are determined to be
                                                             illiquid may not exceed the Series' 15% limit on
                                                             illiquid securities, which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities.
approximately the price that a series has valued them.
----------------------------------------------------------------------------------------------------------------------

                                     -118-

The Series may also invest in other income-producing securities including common stocks and preferred stocks, some of which may have convertible features or attached warrants. The Series may also enter into options. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.


Lending securities
The Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, High Yield Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds cash or cash equivalents, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Series' annual portfolio turnover will exceed 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in the High Yield Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in High Yield Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------
                                                  High Yield Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain marketlike the stock or bond         on bonds that we believe will continue to pay interest
marketwill decline in value because of factors such as       regardless of interim market fluctuations. We do not
economic conditions, future expectations or investor         try to predict overall bond market or interest rate
confidence.                                                  movements and generally do not trade for short-term
                                                             purposes.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of the Series' assets invested in
securities in a particular industry or the value of an       any one industry and in any individual security. We
individual stock or bond will decline because of changing    also follow a rigorous selection process before
expectations for the performance of that industry or for     choosing securities for the portfolio.
the individual company issuing the stock or bond.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  High Yield Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Interest rate risk is the risk that securities will          The Series is subject to interest rate risk. We cannot
decrease in value if interest rates rise. The risk is        eliminate that risk, but we do strive to manage it by
greater for bonds with longer maturities than for those      monitoring economic conditions.
with shorter maturities.
------------------------------------------------------------ ---------------------------------------------------------
Credit risk is the risk that there is the possibility that   Our careful, credit-oriented bond selection and our
a bond's issuer will be unable to make timely payments of    commitment to hold a diversified selection of
interest and principal.                                      high-yield bonds are designed to manage this risk.

Investing in so-called "junk" or "high-yield" bonds          We will not purchase more than 15% of total assets in
entails the risk of principal loss, which may be greater     bonds which, at the time of purchase, are rated CCC by
than the risk involved in investment grade bonds.            S&P or Caa by Moody's or, if unrated, are of equivalent
High-yield bonds are sometimes issued by companies whose     quality. If a bond held by the Series drops below this
earnings at the time of issuance are less than the           level or goes into default, the Series will begin to
projected debt service on the junk bonds.                    sell the security in an orderly manner, striving to
                                                             minimize any adverse affect on the Series.
If there were a national credit crisis or an issuer were
to become insolvent, principal values could be adversely
affected.
------------------------------------------------------------ ---------------------------------------------------------
Recession risk: Although the market for high-yield bonds     In striving to manage this risk, we allocate assets
existed through periods of economic downturns, the           across a wide range of industry sectors. We may
high-yield market grew rapidly during the long economic      emphasize industries that have been less susceptible to
expansion which took place in the United States during the   economic cycles in the past, particularly if we believe
1980s. During that economic expansion, the use of            that the economy may be entering into a period of
high-yield debt securities to finance highly leveraged       slower growth.
corporate acquisitions and restructurings increased
dramatically. As a result, the high-yield market grew
substantially. Some analysts believe a protracted economic
downturn would severely disrupt the market for high-yield
bonds, adversely affect the value of outstanding bonds and
adversely affect the ability of high-yield issuers to
repay principal and interest.

It is likely that protracted periods of economic
uncertainty would cause increased volatility in the market
prices of high-yield bonds, an increase in the number of
high-yield bond defaults and corresponding volatility in a
series' net asset value. In the past, uncertainty and
volatility in the high-yield market have resulted in
volatility in the Series' net asset value.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We may invest up to 15% of total assets in securities
adversely affected by political instability, changes in      of issuers domiciled in foreign countries. When
currency exchange rates, foreign economic conditions or      investing in these foreign securities, the Series may
inadequate regulatory and accounting standards. These        not invest more than two-thirds of that 15% amount
risks are significantly higher for emerging market           (that is, 10% of total assets) in any combination of
securities. Non-dollar denominated securities also carry     non-dollar denominated securities and emerging markets
the risk of adverse changes in foreign currency exchange     securities. We carefully evaluate the reward and risk
rates.                                                       associated with each foreign security that we consider.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  High Yield Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Liquidity risk is the possibility that securities cannot     A less liquid secondary market may have an adverse
be readily sold within seven days at approximately the       effect on the Series' ability to dispose of particular
price that a series values them.                             issues, when necessary, to meet the Series' liquidity
                                                             needs or in response to a specific economic event, such
There is generally no established retail secondary market    as the deterioration in the creditworthiness of the
for high-yield securities. As a result, the secondary        issuer. In striving to manage this risk, we evaluate
market for high-yield securities is more limited and less    the size of a bond issuance as a way to anticipate its
liquid than other secondary securities markets. The          likely liquidity level.
high-yield secondary market is particularly susceptible to
liquidity problems when the institutions, such as mutual     We may invest only 15% of net assets in illiquid
funds and certain financial institutions, which dominate     securities.
it temporarily stop buying bonds for regulatory, financial
or other reasons.

Adverse publicity and investor perceptions may also
disrupt the secondary market for high-yield securities.
------------------------------------------------------------ ---------------------------------------------------------
Valuation risk: A less liquid secondary market as            The Series' privately placed high-yield securities are
described above can make it more difficult for a series to   particularly susceptible to the liquidity and valuation
obtain precise valuations of the high-yield securities in    risks. We will strive to manage this risk by carefully
its portfolio. During periods of reduced liquidity,          evaluating individual bonds and by limiting the amount
judgment plays a greater role in valuing high-yield          of the portfolio that can be allocated to privately
securities.                                                  placed high-yield securities.
------------------------------------------------------------ ---------------------------------------------------------
Redemption risk: If investors redeem more shares of a        Volatility in the high-yield market could increase
series than are purchased for an extended period of time,    redemption risk. We strive to maintain a cash balance
a series may be required to sell securities without regard   sufficient to meet any redemptions. We may also borrow
to the investment merits of such actions. This could         money, if necessary, to meet redemptions.
decrease a series' asset base, potentially resulting in a
higher expense ratio.
------------------------------------------------------------ ---------------------------------------------------------
Legislative and regulatory risk: The United States           We monitor the status of regulatory and legislative
Congress has from time to time taken or considered           proposals to evaluate any possible effects they might
legislative actions that could adversely affect the          have on the Series' portfolio.
high-yield bond market. For example, Congressional
legislation has, with some exceptions, generally
prohibited federally insured savings and loan institutions
from investing in high-yield securities. Regulatory
actions have also affected the high-yield market. Similar
actions in the future could reduce liquidity for
high-yield issues, reduce the number of new high-yield
securities being issued and could make it more difficult
for a series to attain its investment objective.
----------------------------------------------------------------------------------------------------------------------


Investment manager
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.63]% of average daily net assets for the last fiscal year.

Portfolio managers
Peter C. Andersen has primary responsibility for making day-to-day investment decisions for High Yield Series. In making investment decisions for the Series, Mr. Andersen regularly consults with Jude T. Driscoll.

Peter C. Andersen, Vice President/Senior Portfolio Manager, earned a master's degree in Finance from Harvard University, where he was named a Seamans Fellow. He also holds a master's degree in Physics from Yale University, and was named a Skinner Fellow. Mr. Andersen received a bachelor's degree in Mathematics/Physics from Northeastern, where he graduated summa cum laude and ranked first in the Physics department. Prior to joining Delaware Investments in 2000, Mr. Andersen was a portfolio manager at Conseco Capital Management, where he managed high-yield portfolios for both institutional and retail products. Before that, he was a portfolio manager at Colonial Management Associates and an investment analyst at the venture capital firm MTDC. Mr. Andersen began his investment career at Arthur D. Little, Inc., where he was a management consultant for the financial services and venture capital practices. He is a CFA charterholder. He has been participating in the management of the Series since September 18, 2000 and assumed primary responsibility for making day-to-day investment decisions for the Series on September 29, 2000.

Jude T. Driscoll, Executive Vice President/Head of Fixed-Income, received a bachelor's degree in Economics from the University of Pennsylvania. Prior to joining Delaware Investments in 2000, Mr. Driscoll was Senior Vice President, Director of Fixed-Income Process at Conseco Capital Management, where he managed bank loan, high-yield and general insurance portfolios. He previously held management positions at NationsBanc Montgomery Securities and Goldman Sachs & Co.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------ ---------------------------------------------------
High Yield Series(1)                                                                Year Ended 12/31
(formerly Delchester Series)                                          2000      1999       1998      1997       1996
------------------------------------------------------------------ --------- ---------- --------- ---------- ---------
Net asset value, beginning of year                                   $_____   $  8.460  $  9.510    $ 9.170   $ 8.940
Income (loss) from investment operations
Net investment income                                                 _____      0.781     0.906      0.863     0.853
Net realized and unrealized gain (loss) on investments                _____    (0.987)   (1.048)      0.332     0.230
                                                                              --------  --------    -------     -----
Total from investment operations                                      _____    (0.206)   (0.142)      1.195     1.083
                                                                              --------  --------    -------     -----

Less dividends and distributions
Dividends from net investment income                                  _____    (0.784)   (0.905)    (0.855)   (0.853)
Distributions from net realized gain on investments                   _____    (0.050)   (0.003)       none      none
                                                                              --------  --------    -------   -------
Total dividends and distributions                                     _____    (0.834)   (0.908)    (0.855)   (0.853)
                                                                              --------  --------    -------   -------

Net asset value, end of year                                         $_____     $7.420    $8.460    $ 9.510    $9.170
                                                                              ========  ========    =======    ======

Total return(2)                                                       ____%    (2.64%)   (1.83%)     13.63%    12.79%

Ratios and supplemental data
Net assets, end of period (000 omitted)                              $_____   $102,633  $120,708    $98,875   $67,665
Ratio of expenses to average net assets                               ____%      0.72%     0.70%      0.70%     0.70%
Ratio of net investment income to average net assets                  ____%      9.75%     9.85%      9.24%     9.54%
Portfolio turnover                                                    ____%       110%       86%       121%       93%
------------------------------------------------------------------ ---------  --------  --------    -------   -------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

International Equity Series

Our investment strategies
International Equity Series seeks long-term growth without undue risk to principal. We invest primarily in equity securities, including common stocks, which provide the potential for capital appreciation and income. Our strategy would commonly be described as a value strategy. That is, we strive to purchase stocks that are selling for less than their true value. In order to estimate what a security's true value is, we evaluate its future income potential, taking into account the impact both currency fluctuations and inflation might have on that income stream. We then determine what that income would be worth if paid today. That helps us decide what we think the security is worth today. We then compare our estimate of the security's value to its current price to determine if it is a good value.

We use income as an indicator of value because we believe it allows us to compare securities across different sectors and different countries--all using one measurement standard. We can even use this analysis to compare stocks to bonds.

We may purchase securities in any foreign country, developed or emerging; however, we currently anticipate investing in Australia, Belgium, France, Germany, Hong Kong, Japan, Malaysia, the Netherlands, New Zealand, Spain and the United Kingdom. This is a representative list; the Series may also invest in countries not listed here. More than 25% of the Series' total assets may be invested in the securities of issuers located in the same country.

We generally maintain a long-term focus in the Series, seeking companies that we believe will perform well over the next three to five years.

International Equity Series uses the same investment strategy as Delaware International Equity Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

----------------------------------------------------------------------------------------------------------------------
                                             International Equity Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Common stocks: Securities that represent shares of           The Series will invest its assets in common stocks,
ownership in a corporation. Stockholders participate in      some of which will be dividend-paying stocks.
the corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------ ---------------------------------------------------------
Investment company securities: In some countries,            International Equity Series may hold closed-end
investments by U.S. mutual funds are generally made by       investment company securities if we believe the country
purchasing shares of investment companies that in turn       offers good investment opportunities. These investments
invest in the securities of such countries.                  involve an indirect payment of a portion of the
                                                             expenses of the other investment companies, including
                                                             their advisory fees.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                             International Equity Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Foreign currency transactions: A forward foreign currency    The Series may invest in securities issued in any
exchange contract involves an obligation to purchase or      currency and hold foreign currency. Securities of
sell a specific currency on a fixed future date at a price   issuers within a given country may be denominated in
that is set at the time of the contract. The future date     the currency of another country or in multinational
may be any number of days from the date of the contract as   currency units such as the Euro.
agreed by the parties involved.
                                                             Although the Series values its assets daily in U.S.
                                                             dollars, its does not intend to convert its holdings of
                                                             foreign currencies into U.S. dollars on a daily basis.
                                                             The Series will, however, from time to time, purchase
                                                             or sell foreign currencies and/or engage in forward
                                                             foreign currency exchange transactions. The Series may
                                                             conduct its foreign currency transactions on a cash
                                                             basis at the rate prevailing in the foreign currency
                                                             exchange market or through a forward foreign currency
                                                             exchange contract or forward contract.

                                                             The Series may use forward contracts for defensive
                                                             hedging purposes to attempt to protect the value of the
                                                             Series' current security or currency holdings. It may
                                                             also use forward contracts if it has agreed to sell a
                                                             security and wants to "lock-in" the price of that
                                                             security, in terms of U.S. dollars. Investors should be
                                                             aware of the costs of currency conversion. The Series
                                                             will not use forward contracts for speculative purposes
------------------------------------------------------------ ---------------------------------------------------------

American Depositary Receipts (ADRs), European Depositary     The Series may invest in sponsored and unsponsored
Receipts (EDRs), and Global Depositary Receipts (GDRs):      ADRs, EDRs and GDRs, generally focusing on those whose
ADRs are receipts issued by a U.S. depositary (usually a     underlying securities are issued by foreign entities.
U.S. bank) and EDRs and GDRs are receipts issued by a
depositary outside of the U.S. (usually a non-U.S. bank or   To determine whether to purchase a security in a
trust company or a foreign branch of a U.S. bank).           foreign market or through depositary receipts, we
Depositary receipts represent an ownership interest in an    evaluate the price levels, the transaction costs, taxes
underlying security that is held by the depositary.          and administrative costs involved with each security to
Generally, the holder of the depositary receipt is           identify the most efficient choice.
entitled to all payments of interest, dividends or capital
gains that are made on the underlying security.

------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities, including repurchase agreements with
approximately the price that a series has valued them.       maturities of over seven days.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series may enter into repurchase agreements
Repurchase agreements are often viewed as equivalent to      in which the collateral is any security in which it may
cash.                                                        invest, but normally uses U.S. government securities as
                                                             collateral.
----------------------------------------------------------------------------------------------------------------------

The Series may also invest in other securities including preferred stocks, convertible securities, warrants, futures and options. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.


Lending securities
International Equity Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short-sales or other securities transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
International Equity Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, International Equity Series may hold all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. government. The Series may also invest all or a substantial portion of its assets in high quality debt instruments issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's or, if unrated, will be determined to be of comparable quality. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that International Equity Series' annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in International Equity Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in International Equity Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------
                                             International Equity Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain marketlike the stock or bond         on stocks we believe can appreciate over an extended
marketwill decline in value because of factors such as       time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         In deciding what portion of the Series' portfolio
confidence.                                                  should be invested in any individual country, we
                                                             evaluate a variety of factors, including opportunities
                                                             and risks relative to other countries.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We typically hold a number of different securities in a
securities in a particular industry or the value of an       variety of sectors in order to minimize the impact that
individual stock or bond will decline because of changing    a poorly performing security would have on the Series.
expectations for the performance of that industry or for
the individual company issuing the stock or bond.
------------------------------------------------------------ ---------------------------------------------------------
Currency risk is the risk that the value of the Series'      The Series may try to hedge its currency risk by
investments may be negatively affected by changes in         purchasing foreign currency exchange contracts. If the
foreign currency exchange rates. Adverse changes in          Series agrees to purchase or sell foreign securities at
exchange rates may reduce or eliminate any gains produced    a pre-set price on a future date, the Series attempts
by investments that are denominated in foreign currencies    to protect the value of a security it owns from future
and may increase any losses.                                 changes in currency rates. If the Series has agreed to
                                                             purchase or sell a security, it may also use foreign
                                                             currency exchange contracts to  "lock-in" the
                                                             security's price in terms of U.S. dollars or another
                                                             applicable currency. The Series may use forward
                                                             currency exchange contracts only for defensive or
                                                             protective measures, not to enhance portfolio returns.
                                                             However, there is no assurance that such a strategy
                                                             will be successful.
------------------------------------------------------------ ---------------------------------------------------------
Political risk is the risk that countries or the entire      We evaluate the political situations in the countries
region where we invest may experience political              where we invest and take into account any potential
instability. This may cause greater fluctuation in the       risks before we select securities for the portfolio.
value and liquidity of our investments due to changes in     However, there is no way to eliminate political risk
currency exchange rates, governmental seizures or            when investing internationally.
nationalization of assets.
------------------------------------------------------------ ---------------------------------------------------------
Emerging market risk is the possibility that the risks       The Series, to the limited extent that it invests in
associated with international investing will be greater in   emerging markets, is subject to the risk. If we were to
emerging markets than in more developed foreign markets      invest in emerging markets, we would carefully select
because, among other things, emerging markets may have       securities and consider all relevant risks associated
less stable political and economic environments.             with an individual company.
------------------------------------------------------------ ---------------------------------------------------------
Inefficient market risk is the risk that foreign markets     The Series will attempt to reduce these risks by
may be less liquid, have greater price volatility, less      investing in a number of different countries, and
regulation and higher transaction costs than U.S. markets.   noting trends in the economy, industries and financial
                                                             markets.
------------------------------------------------------------ ---------------------------------------------------------
Information risk is the risk that foreign companies may be   We conduct fundamental research on the companies we
subject to different accounting, auditing and financial      invest in rather than relying solely on information
reporting standards than U.S. companies. There may be less   available through financial reporting. We believe this
information available about foreign issuers than domestic    will help us to better uncover any potential weaknesses
issuers. Furthermore, regulatory oversight of foreign        in individual companies.
issuers may be less stringent or less consistently applied
than in the United States.
------------------------------------------------------------ ---------------------------------------------------------
Transaction costs risk: Costs of buying, selling and         We strive to monitor transaction costs and to choose an
holding foreign securities, including brokerage, tax and     efficient trading strategy for the Series.
custody costs, may be higher than those involved in
domestic transactions.
----------------------------------------------------------------------------------------------------------------------

Investment manager
The Series is managed by Delaware International Advisers Ltd. Delaware International Advisers makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.80]% of average daily net assets for the last fiscal year, reflecting a waiver of fees by the manager.

Portfolio managers
Clive A. Gillmore and Nigel G. May have primary responsibility for making day-to-day investment decisions for the International Equity Series. In making investment decisions for the Series, Mr. Gillmore and Mr. May regularly consult with an international equity team of fourteen members.

Clive A. Gillmore, Director, Deputy Managing Director, Senior Portfolio Manager of Delaware International Advisers Ltd., is a graduate of the University of Warwick. He began his career at Legal and General Investment Management, which is the asset management division of Legal and General Assurance Society Ltd., a large U.K. life and pension company. Mr. Gillmore joined Delaware International Advisers in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International Advisers was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Mr. Gillmore completed the London Business School Investment Program. He has been managing the Series since its inception.

Nigel G. May, Director, Senior Portfolio Manager, Delaware International Advisers Ltd., joined Mr. Gillmore as Co-Manager of the Series on December 22, 1997. Mr. May is a graduate of Sidney Sussex College, Cambridge. He joined Delaware International Advisers in 1991, assuming portfolio management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Ltd. for five years.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

----------------------------------------------------------------------------------------------------------------------
                                                                                    Year Ended 12/31
International Equity Series(1)                                     ---------------------------------------------------
                                                                     2000      1999       1998      1997       1996
------------------------------------------------------------------ --------- ---------- --------- ---------- ---------
Net asset value, beginning of year                                   $_____    $16.480   $15.520    $15.110   $13.120
Income from investment operations
Net investment income(2)                                              _____      0.371     0.386      0.359     0.557
Net realized and unrealized gain                                      _____      2.161     1.169      0.596     1.966
                                                                                 -----     -----      -----     -----
on investments and foreign currencies
Total from investment operations                                      _____      2.532     1.555      0.955     2.523
                                                                                 -----     -----      -----     -----

Less dividends and distributions
Dividends from net investment income                                  _____    (0.356)   (0.595)    (0.545)   (0.420)
Distributions from net realized gain on investments                   _____    (0.026)      none       none   (0.113)
                                                                               -------   -------    -------   -------
Total dividends and distributions                                     _____    (0.382)   (0.595)    (0.545)   (0.533)
                                                                               -------   -------    -------   -------

Net asset value, end of year                                         $_____    $18.630   $16.480    $15.520   $15.110
                                                                               =======   =======    =======   =======

Total return(3)                                                       ____%     15.76%    10.33%      6.60%    20.03%

Ratios and supplemental data
Net assets, end of period (000 omitted)                              $_____   $304,060  $243,536   $198,863  $131,428
Ratio of expenses to average net assets                               ____%      0.92%     0.87%      0.85%     0.80%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                               ____%      0.94%     0.88%      0.90%     0.91%
Ratio of net investment income to average net assets                  ____%      2.16%     2.41%      2.28%     4.71%
Ratio of net investment income to average net assets prior to
expense limitation and expenses paid indirectly                       ____%      2.14%     2.40%      2.23%     4.60%
Portfolio turnover                                                    ____%         9%        5%         7%        8%
------------------------------------------------------------------ --------- ---------- --------- ---------- ---------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Per share information for the years ended December 31, 1997, 1998 and 1999 was based on the average shares outstanding method.

(3) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

REIT Series

Our investment strategies
The REIT Series strives to achieve maximum long-term total return. Capital appreciation is a secondary objective. We invest in securities of companies principally engaged in the real estate industry. Under normal circumstances, at least 65% of the Series' total assets will be invested in equity securities of real estate investment trusts (REITs). The Series may also invest in equity securities of real estate industry operating companies known as REOCs.

While we do not intend to invest the Series' assets directly in real estate, under certain circumstances it could own real estate directly as a result of a default on securities in the portfolio. If the Series has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect the Series' ability to retain its tax status as a regulated investment company.

We do not normally acquire securities for short term purposes; however, we may take advantage of short-term opportunities that are consistent with the Series' investment objectives.

REIT Series uses the same investment strategy as Delaware REIT Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

----------------------------------------------------------------------------------------------------------------------
                                                     REIT Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Real estate investment trusts: A company, usually traded     We may invest without limit in shares of REITs.
publicly, that manages a portfolio of real estate to earn
profits for shareholders.

REITs are generally classified as equity REITs, mortgage
REITs or a combination of equity and mortgage REITs.
Equity REITs invest the majority of their assets directly
in real property, derive income primarily from the
collection of rents and can realize capital gains by
selling properties that have appreciated in value.
Mortgage REITs invest the majority of their assets in real
estate mortgages and derive income from the collection of
interest payments. By investing in REITs indirectly
through the Series, a shareholder bears a proportionate
share of the expenses of a fund and indirectly shares
similar expenses of the REITs.
------------------------------------------------------------ ---------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                     REIT Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Real estate industry operating companies: We consider a      We may invest in equity securities of REOCs that meet
REOC to be a company that derives at least 50% of its        the criteria described to the left.
gross revenues or net profits from:

o ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or

o    products or services related to the real estate
     industry, such as building supplies or mortgage
     servicing.
------------------------------------------------------------ ---------------------------------------------------------
Foreign securities and American Depositary Receipts:         The Series' investments may from time to time include
Securities of foreign entities issued directly or, in the    sponsored or unsponsored American Depositary Receipts
case of American Depositary Receipts, through a U.S. bank.   that are actively traded in the United States.
ADRs represent the bank's holdings of a stated number of
shares of a foreign corporation. An ADR entitles the         We may invest up to 10% of the Series' assets in
holder to all dividends and capital gains earned by the      foreign securities (not including ADRs).
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
------------------------------------------------------------ ---------------------------------------------------------
Options and futures: Options represent a right to buy or     If we have stocks that appreciated in price, we may
sell a security or group of securities at an agreed upon     want to protect those gains when we anticipate adverse
price at a future date. The purchaser of an option may or    conditions. We might use options or futures to
may not choose to go through with the transaction.           neutralize the effect of any price declines, without
                                                             selling the security. We might also use options or
Writing a covered call option on a security obligates the    future to gain exposure to a particular market segment
owner of the security to sell it at an agree upon price on   without purchasing individual securities in that
an agreed upon date (usually no more than nine months in     segment. We might use this approach if we had excess
the future.)  The owner of the security receives a premium   cash that we wanted to invest quickly.
payment from the purchaser of the call, but if the
security appreciates to a price greater than the agreed      We might use covered call options if we believe that
upon selling price, the series would lose out on those       doing so would help the Series to meet its investment
gains.                                                       objective.

Futures contracts are agreements for the purchase or sale    Use of these strategies can increase the operating
of securities at a specified price, on a specified date.     costs of the Series and can lead to loss of principal.
Unlike an option, a futures contract must be executed
unless it is sold before the settlement date.

Options and futures are generally considered to be
derivative securities.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for our cash position. In order to enter
seller agrees to buy the securities back within a            into repurchase agreements, the Series must have
specified time at the same price the buyer paid for them,    collateral of at least 102% of the repurchase price.
plus an amount equal to an agreed upon interest rate.        Except when we believe a temporary defensive approach
Repurchase agreements are often viewed as equivalent to      is appropriate, the Series will not hold more than 5%
cash.                                                        of its total assets in cash or other short-term
                                                             investments. All short-term investments will be rated
                                                             AAA by S&P or Aaa by Moody's or if unrated, be of
                                                             comparable quality, based on our evaluation. The Series
                                                             will only enter into repurchase agreements in which the
                                                             collateral is U.S. government securities.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 15% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities, including repurchase agreements with
approximately the price that the Series has valued them.     maturities of over seven days.
----------------------------------------------------------------------------------------------------------------------

The REIT Series may also invest in other securities including convertible securities including enhanced convertible securities as well as, rights and warrants to purchase common stock, preferred stocks, mortgage-backed securities, U.S. government securities and zero coupon bonds. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.


Lending securities
The Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Series being unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, REIT Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds cash or cash equivalents, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Series' annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Series' sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in REIT Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in REIT Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------
                                                     REIT Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market-like the stock or bond        on securities we believe can appreciate over an
market-will decline in value because of factors such as      extended time frame regardless of interim market
economic conditions, future expectations or investor         fluctuations. We do not try to predict overall market
confidence.                                                  movements and generally do not trade for short-term
                                                             purposes.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     In REIT Series we hold a number of different individual
securities in a particular industry or the value of an       securities, seeking to manage security risk. However,
individual stock or bond will decline because of changing    we do concentrate in the real estate industry. As a
expectations for the performance of that industry or for     consequence, the share price of the Series may
the individual company issuing the stock or bond.            fluctuate in response to factors affecting that
                                                             industry, and may fluctuate more widely than a
                                                             portfolio that invests in a broader range of
                                                             industries. The Series may be more susceptible to any
                                                             single economic, political or regulatory occurrence
                                                             affecting the real estate industry.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk is the risk that securities will          REIT Series is subject to interest rate risk. If the
decrease in value if interest rates rise and conversely      Series invests in real estate investment trusts that
rise in value when interest rates fall.                      hold fixed rate obligations, we would expect the value
                                                             of those trusts to decrease if interest rates rise and
                                                             increase if interest rates decline. However, lower
                                                             interest rates also tend to increase the chances that a
                                                             bond will be refinanced, which can hurt the returns of
                                                             REITs that hold fixed rate obligations. We strive to
                                                             manage this risk by monitoring interest rates and
                                                             evaluating their potential impact on securities already
                                                             in the portfolio or those we are considering for
                                                             purchase.
------------------------------------------------------------ ---------------------------------------------------------

Real estate industry risks include among others:             Since the Series invests principally in REITs, it is
o  possible declines in the value of real estate;            subject to the risks associated with the real estate
o  risks related to economic conditions;                     industry. We will strive to manage these risks through
o  possible shortage of mortgage funds;                      careful selection of individual REIT securities;
o  overbuilding and extended vacancies;                      however, investors should carefully consider these
o  increased competition;                                    risks before investing in the Series.
o  changes in property taxes, operating expenses or
o  zoning laws;
o  costs of environmental clean-up,  or damages from
o  natural disasters;
o  limitations or fluctuations in rent payments;
o  cash flow fluctuations; and
o  defaults by borrowers.

REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal
Revenue Code and/or failing to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940.

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                     REIT Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Non-diversified funds risk: Non-diversified investment       REIT Series is a non-diversified fund and subject to
companies have the flexibility to invest as much as 50% of   this risk. Nevertheless, we typically hold securities
their assets in as few as two issuers with no single         from a variety of different issuers, representing
issuer accounting for more than 25% of the portfolio. The    different sectors of the real estate industry. We also
remaining 50% of the portfolio must be diversified so that   perform extensive analysis on all securities. We are
no more than 5% of a series' assets is invested in the       particularly diligent in reviewing securities that
securities of a single issuer. Because a non-diversified     represent a larger percentage of portfolio assets.
fund may invest its assets in fewer issuers, the value of
series shares may increase or decrease more rapidly than
if the series were fully diversified.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We may invest up to 10% of the REIT Series' total
adversely affected by political instability (including       assets in foreign securities; however we typically
governmental seizures or nationalization of assets),         invest only a small portion of assets in foreign
changes in currency exchange rates, foreign economic         securities, so this is not expected to be a major risk
conditions or inadequate regulatory and accounting           to the Series.
standards. Foreign markets may also be less efficient,
less liquid, have greater price volatility, less
regulation and higher transaction costs than U.S. markets.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that  a series has valued them.
------------------------------------------------------------ ---------------------------------------------------------
Futures and options risk is the possibility that a series    REIT Series may use futures contracts and options on
may experience a loss if it employs an options or futures    futures contracts, as well as options on securities for
strategy related to a security or a market index and that    hedging purposes. We limit the amount of the Series'
security or index moves in the opposite direction from       assets that may be committed to these strategies.
what the manager anticipated. Futures and options also
involve additional expenses, which could reduce any
benefit or increase any loss that the series gains from
using the strategy.

Options and futures contracts on foreign currencies, and
forward contracts, entail particular risks related to
conditions affecting the underlying currency.
----------------------------------------------------------------------------------------------------------------------

Investment manager and sub-adviser
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. As of January 1, 2001, management of Lincoln Investment Management, Inc. ("LIM") was consolidated into Delaware and LIM's investment personnel were integrated with those of Delaware. The investment professionals at LIM who served the Series are joining Delaware and will continue to provide services to the Series. As a result of the consolidation and integration, LIM no longer serves as sub-adviser to the Series. For its services to the Series, Delaware Management Company was paid [0.64]% of average daily net assets for the last fiscal year (reflecting a waiver of fees by the manager), out of which Delaware Management Company paid LIM in its capacity as sub-adviser 0.__%.







Portfolio managers
Thomas J. Trotman and Damon J. Andres have primary responsibility for making day-to-day investment decisions for the REIT Series. Mr. Trotman and Mr. Andres have been on the Series' investment management team since 1998.





Thomas J. Trotman, Vice President/Portfolio Manager, earned a bachelor's degree in Accounting from Muhlenberg College and an MBA from Widener University. Prior to joining Delaware Investments in 1995, he was Vice President and Director of Investment Research at Independence Capital Management. Before that, he held credit-related positions at Marine Midland Bank, U.S. Steel Corporation, and Amerada Hess. Mr. Trotman is a CFA charterholder.

Damon J. Andres, Vice President/Portfolio Manager, earned a BS in Business Administration with an emphasis in Finance and Accounting from the University of Richmond. Prior to joining Delaware Investments in 1994, he provided investment consulting services as a Consulting Associate with Cambridge Associates, Inc. in Arlington, Virginia.
                                     -134-

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.


---------------------------------------------------------------------------- -------------------- --------------------
                                                                                                    Period 5/4/98(2)
REIT Series(1)                                                                Year Ended 12/31      through 12/31/98
                                                                               2000       1999
---------------------------------------------------------------------------- ---------- --------- --------------------
Net asset value, beginning of period                                            $_____    $9.100              $10.000

Income (loss) from investment operations
Net investment income                                                            _____     0.334                0.217
Net realized and unrealized loss on investments                                  _____   (0.574)              (1.117)
                                                                                         -------              -------
Total from investment operations                                                 _____   (0.240)              (0.900)
                                                                                         -------              -------

Less dividends:
Dividends from net investment income                                             _____   (0.190)                 none
                                                                                         -------              -------
Total dividends                                                                  _____   (0.190)                 none
                                                                                         -------              -------
Net asset value, end of period                                                  $_____    $8.670               $9.100
                                                                                          ======              =======
Total return(3)                                                                  ____%   (2.61%)              (9.00%)

Ratios and supplemental data
Net assets, end of period (000 omitted)                                         $_____   $11,624               $5,562
Ratio of expenses to average net assets                                          ____%     0.85%                0.85%
Ratio of expenses to average net assets prior to expense limitation and
expenses paid indirectly                                                         ____%     0.96%                1.02%
Ratio of net investment income to average net assets                             ____%     5.65%                6.42%
Ratio of net investment income to average net assets prior to expense
limitation and expenses paid indirectly                                          ____%     5.54%                6.25%
Portfolio turnover                                                               ____%       33%                  39%
---------------------------------------------------------------------------- ---------- --------- --------------------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(3) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

Select Growth Series

Our investment strategies
We strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience high earnings growth. The companies we choose for the portfolio will typically exhibit one or more of the following characteristics:

o    a history of high growth in earnings-per-share;
o    projections for high future growth or acceleration in earnings-per-share;
o    a price-to-earnings ratio that is low relative to other stocks; and
o    discounted cash flows that are high relative to other stocks.

Once we identify stocks that have these characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, whether its internal structure can support continued growth, how high is the company's return on equity, how much of the company's profits are reinvested into the company to fuel additional growth, and how stringent are the company's financial and accounting policies.

All of these give us insight into the outlook for the company, helping us to identify companies poised for high earnings growth. We believe that this high earnings growth, if it occurs, would result in price appreciation for the company's stock.

We maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small companies, medium-size companies and large companies.

Select Growth Series uses the same investment strategy as Delaware Select Growth Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

----------------------------------------------------------------------------------------------------------------------
                                                Select Growth Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------
Common stocks: Securities that represent shares of           We invest at least 65% of the Series' total assets in
ownership in a corporation. Stockholders participate in      equity securities (including common stocks and
the corporation's profits and losses, proportionate to the   convertible securities). Generally, however, we invest
number of shares they own.                                   90% to 100% of net assets in common stock. We may
                                                             invest in companies of any size greater than $300
                                                             million in market capitalization.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series will only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 15% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities, including repurchase agreements with
approximately the price that a series has valued them.       maturities of over seven days.
----------------------------------------------------------------------------------------------------------------------

Select Growth Series may also invest in other securities including preferred stocks, warrants, rights, futures, options, debt securities of government or corporate issuers or investment company securities. Select Growth Series may invest up to 10% of its net assets in foreign securities (including ADRs); however, the manager has no present intention of doing so. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.

Lending securities
Select Growth Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Select Growth Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. It will not purchase new securities if borrowing exceeds 5% of net assets.

Temporary defensive positions
For temporary defensive purposes, Select Growth Series may hold all of its assets in high quality fixed-income securities, cash or cash equivalents. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Select Growth Series' annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Select Growth Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Select Growth Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

-------------------------------------------------------------------------------------------------------------------
                                                Select Growth Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How to strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market-like the stock or bond        on stocks we believe can appreciate over an extended
market-will decline in value because of factors such as      time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and though we may hold securities for any amount of
                                                             time, we typically do not trade for short-term purposes.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of Select Growth Series' assets
securities in a particular industry or the value of an       invested in any one industry and in any individual
individual stock or bond will decline because of changing    security. We also follow a rigorous selection process
expectations for the performance of that industry or for     before choosing securities and continuously monitor
the individual company issuing the stock.                    them while they remain in the portfolio.
------------------------------------------------------------ ---------------------------------------------------------
Company size risk is the risk that prices of small and       Select Growth Series seeks opportunities among
medium-size companies may be more volatile than larger       companies of all sizes. Because its portfolio does not
companies because of limited financial resources or          concentrate specifically on small or medium-size
dependence on narrow product lines.                          companies, this risk may be balanced by our holdings of
                                                             large companies.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk is the risk that securities will          We analyze each company's financial situation and its
decrease in value if interest rates rise. The risk is        cash flow to determine the company's ability to finance
generally associated with bonds; however, because small      future expansion and operations. The potential affect
and medium-size companies often borrow money to finance      that rising interest rates might have on a stock is
their operations, they may be adversely affected by rising   taken into consideration before the stock is purchased.
interest rates.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that a series values them.
----------------------------------------------------------------------------------------------------------------------

Investment manager
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [_.__]% of average daily net assets for the last fiscal year.

Portfolio managers
Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Select Growth Series. When making investment decisions for the Series, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski, Steven T. Lampe and Lori P. Wachs.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Series since its inception.

Marshall T. Bassett, Vice President/Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

John A. Heffern, Vice President, Portfolio Manager, earned bachelors and MBA degrees at the University of North Carolina at Chapel Hill. Prior to joining Delaware Investments in 1997, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Steven T. Lampe, Vice President, Portfolio Manager, received a bachelor's degree in Economics and an MBA degree with a concentration in Finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small and mid-capitalization growth stocks. He previously served as a tax/audit manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Financial highlights

The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.


--------------------------------------------------------------------------- --------------------- --------------------
Select Growth Series(1)                                                       Year Ended 12/31      Period 5/3/99(2)
(formerly Aggressive Growth Series)                                                 2000           through 12/31/99
                                                                                                  --------------------
Net asset value, beginning of period                                                      $_____              $10.000

Income from investment operations
Net investment income                                                                      _____                0.011
Net realized and unrealized gain on investments                                            _____                4.289
                                                                                                                -----
Total from investment operations                                                           _____                4.300
                                                                                                                -----

Net asset value, end of period                                                            $_____              $14.300
                                                                                                              =======

Total return(3)                                                                            ____%               42.90%

Ratios and supplemental data
Net assets, end of period (000 omitted)                                                   $_____              $53,529
Ratio of expenses to average net assets                                                    ____%                0.80%
Ratio of expenses to average net assets prior to expense limitation and
expenses paid indirectly                                                                   ____%                0.81%
Ratio of net investment income to average net assets                                       ____%                0.32%
Ratio of net investment income to average net assets prior to expense
limitation and expenses paid indirectly                                                    ____%                0.29%
Portfolio turnover                                                                         ____%                 174%
--------------------------------------------------------------------------- --------------------- --------------------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(3) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

Small Cap Value Series

Our investment strategies
We strive to identify small companies that we believe offer above-average opportunities for long-term price appreciation because their current stock price does not appear to accurately reflect the companies' underlying value or future earning potential.

Under normal conditions, at least 65% of the Series' net assets will be invested in the common stocks of small cap companies, those having a market capitalization generally less than $1.5 billion at the time of purchase. Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profits, book value or cash flow.

Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings or their industry may be in the midst of a period of weak growth.

We will carefully evaluate the financial strength of the company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers or technological breakthroughs. Using this extensive analysis, our goal is to pinpoint the companies within the universe of undervalued stocks, whose true value is likely to be recognized and rewarded with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Small Cap Value Series uses the same investment strategy as Delaware Small Cap Value Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.


----------------------------------------------------------------------------------------------------------------------
                                               Small Cap Value Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Common stocks: Securities that represent shares of           Under normal market conditions, we will hold at
ownership in a corporation. Stockholders participate in      least 65% of the Series' net assets in common stock
the corporation's profits and losses, proportionate to the   of small companies that we believe are selling for
number of shares they own.                                   less than their true value. Generally, we invest
                                                             90% to 100% of net assets in these stocks.
------------------------------------------------------------ ---------------------------------------------------------
Real estate investment trusts: A company, usually traded     The Series is permitted to invest in REITs and would
publicly, that manages a portfolio of real estate to earn    typically do so when this sector or companies within
profits for shareholders.                                    the sector appeared to offer opportunities for price
                                                             appreciation.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series will only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities.
approximately the price that a series has valued them.
----------------------------------------------------------------------------------------------------------------------

Small Cap Value Series may also invest in other securities including convertible securities, warrants, preferred stocks, bonds and foreign securities. The Series may also enter into futures and options. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.


Lending securities
Small Cap Value Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Small Cap Value Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Small Cap Value Series may hold a substantial portion of its assets in fixed-income obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds rated A or above by an NRSRO and cash or cash equivalents. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Small Cap Value Series' annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in Small Cap Value Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Small Cap Value Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

-------------------------------------------------------------------------------------------------------------------
                                               Small Cap Value Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market-like the stock or bond        on stocks we believe can appreciate over an extended
market-will decline in value because of factors such as      time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and generally do not trade for short-term purposes.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of Small Cap Value Series' assets
securities in a particular industry or the value of an       invested in any one industry and in any individual
individual stock or bond will decline because of changing    security. We also follow a rigorous selection process
expectations for the performance of that industry or for     before choosing securities and continuously monitor
the individual company issuing the stock.                    them while they remain in the portfolio.
------------------------------------------------------------ ---------------------------------------------------------
Small company risk is the risk that prices of smaller        Small Cap Value Series maintains a well-diversified
companies may be more volatile than larger companies         portfolio, selects stocks carefully and monitors them
because of limited financial resources or dependence on      continuously. And, because we focus on stocks that are
narrow product lines.                                        already selling at relatively low prices, we believe we
                                                             may experience less price volatility than small cap
                                                             funds that do not use a value-oriented strategy.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk is the risk that securities will          We analyze each company's financial situation and its
decrease in value if interest rates rise. The risk is        cash flow to determine the company's ability to finance
generally associated with bonds; however, because smaller    future expansion and operations. The potential affect
companies often borrow money to finance their operations,    that rising interest rates might have on a stock is
they may be adversely affected by rising interest rates.     taken into consideration before the stock is purchased.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that a series values them.
----------------------------------------------------------------------------------------------------------------------

Investment manager
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.75]% of average daily net assets for the last fiscal year.


Portfolio managers
Christopher S. Beck has primary responsibility for making day-to-day investment decisions for the Small Cap Value Series. In making investment decisions for the Series, Mr. Beck consults with Andrea Giles.

Christopher S. Beck, Vice President/Senior Portfolio Manager, has 19 years of investment experience, starting with Wilmington Trust in 1981. Later, he became Director of Research at Cypress Capital Management in Wilmington and Chief Investment Officer of the University of Delaware Endowment Fund. Prior to joining Delaware Investments in May 1997, he managed the Small Cap Fund for two years at Pitcairn Trust Company. Mr. Beck holds a BS from the University of Delaware, an MBA from Lehigh University and is a CFA charterholder. Mr. Beck has been managing the Small Cap Value Series since May 1997.


Andrea Giles, Vice President/Portfolio Manager, holds a BSAD from the Massachusetts Institute of Technology and an MBA in Finance from Columbia University. Prior to joining Delaware Investments in 1996, she was an account officer in the Leveraged Capital Group with Citibank.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------ ---------------------------------------------------
Small Cap Value Series(1)                                                           Year Ended 12/31
                                                                     2000      1999       1998      1997       1996
------------------------------------------------------------------ --------- ---------- --------- ---------- ---------
Net asset value, beginning of year                                   $_____    $16.450   $17.920    $14.500   $12.470

Income from investment operations
Net investment income2                                                _____      0.182     0.196      0.122     0.122
Net realized and unrealized gain                                      _____    (0.997)   (1.036)      4.338     2.548
                                                                               -------   -------      -----     -----
on investments and foreign currencies
Total from investment operations                                      _____    (0.815)   (0.840)      4.460     2.660
                                                                               -------   -------      -----     -----

Less dividends and distributions
Dividends from net investment income                                  _____    (0.195)   (0.135)    (0.110)   (0.180)
Distributions from net realized gain on investments                   _____    (0.080)   (0.495)    (0.930)   (0.450)
                                                                               -------   -------    -------   -------
Total dividends and distributions                                     _____    (0.275)   (0.630)    (1.040)   (0.630)
                                                                               -------   -------    -------   -------

Net asset value, end of year                                         $_____    $15.360   $16.450    $17.920   $14.500
                                                                               =======   =======    =======   =======

Total return(2)                                                       ____%    (4.86%)    (4.79%)(3) 32.91%(3) 22.55%(3)

Ratios and supplemental data
Net assets, end of period (000 omitted)                              $_____    $95,425  $103,989    $84,071   $23,683
Ratio of expenses to average net assets                               ____%      0.85%     0.83%      0.80%     0.80%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                               ____%      0.85%     0.85%      0.90%     0.99%
Ratio of net investment income to average net assets                  ____%      1.16%     1.32%      1.24%     1.28%
Ratio of net investment income to average net assets prior to
expense limitation and expenses paid indirectly                       ____%      1.16%     1.30%      1.14%     1.09%
Portfolio turnover                                                    ____%        47%       45%        41%       84%
------------------------------------------------------------------ --------- ---------- --------- ---------- ---------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

(3) Total return reflects expense limitations in effect for the Series.

Social Awareness Series

Our investment strategies
Social Awareness Series is a socially responsible fund that invests primarily in stocks that meet certain socially responsible criteria. It strives to provide long-term capital appreciation to its shareholders.

Our goal is to seek stocks of companies that have the potential to grow significantly faster than the average of the companies in the S&P 500. We believe this growth, if achieved, will result in a rising share price that will provide long-term appreciation to investors. We use a computer-driven selection process designed to identify these stocks. Aided by this technology, we evaluate and rank hundreds of stocks daily, using a variety of factors such as dividend yield, earnings growth and price to earnings ratios. Decisions to buy and sell stocks are determined by this objective evaluation process.

We invest primarily in the common stocks of medium- and large-sized companies (generally $1.0 billion or more in market capitalization at the time of purchase) that have met the established socially responsible criteria. We use the Social Investment Database published by Kinder, Lyndberg, Domini & Company, Inc. to determine which companies to exclude from our selection process. The approved stocks are then evaluated using the computer selection process described above.

Social Awareness Series uses the same investment strategy as Delaware Social Awareness Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation and may pay dividends as well.

----------------------------------------------------------------------------------------------------------------------
                                               Social Awareness Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------
Common stocks: Securities that represent shares of           Generally, we invest 90% to 100% of net assets in
ownership in a corporation. Stockholders participate in      common stock of medium- and large-sized companies.
the corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series will only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
------------------------------------------------------------ ---------------------------------------------------------
Restricted and illiquid securities: Restricted securities    We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted   securities. For this Series, the 10% limit includes
under securities law.                                        restricted securities such as privately placed
                                                             securities that are eligible for resale only among
Illiquid securities are securities that do not have a        certain institutional buyers without registration,
ready market, and cannot be easily sold within seven days    which are commonly known as "Rule 144A Securities" and
at approximately the price that a series has valued them.    repurchase agreements with maturities of over seven
                                                             days.
----------------------------------------------------------------------------------------------------------------------

Social Awareness Series is permitted to invest in all available types of equity securities, including preferred stock, warrants, convertible securities and foreign securities. The Series may also enter into futures and options. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.


Lending securities
Social Awareness Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Social Awareness Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Social Awareness Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Social Awareness Series' annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in Social Awareness Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Social Awareness Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


----------------------------------------------------------------------------------------------------------------------
                                               Social Awareness Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market-like the stock or bond        on stocks we believe can appreciate over an extended
market-will decline in value because of factors such as      time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and generally do not trade for short-term purposes.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of Social Awareness Series' assets
securities in a particular industry or the value of an       invested in any one industry and in any individual
individual stock or bond will decline because of changing    security.
expectations for the performance of that industry or for
the individual company issuing the stock or bond.            Because Social Awareness Series avoids investing in
                                                             companies that don't meet socially responsible
                                                             criteria, its exposure to certain industry sectors may
                                                             be greater or less than similar funds or market
                                                             indexes. This could affect its performance positively
                                                             or negatively, depending on the performance of those
                                                             sectors.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that the Series has valued them.
------------------------------------------------------------ ---------------------------------------------------------
Limited market risk is the risk that because the Series      Because the Series only invests in companies that meet
avoids certain companies not considered socially             its definition of "socially responsible," this risk is
responsible, it could miss out on strong performance from    unavoidable.
those companies.
----------------------------------------------------------------------------------------------------------------------

Investment manager and sub-adviser

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. As of January 1, 2001, management of Vantage Investment Advisors ("Vantage") was consolidated into Delaware. As a result of the consolidation, Vantage no longer serves as sub-adviser to the Series. For its services to the Series, the manager was paid an aggregate fee of [0.70]% of average daily net assets for the last fiscal year (reflecting a waiver of fees by the manager), out of which Delaware Management Company paid Vantage in its capacity as sub-adviser 0.__%.

Portfolio managers


J. Paul Dokas and Timothy G. Connors have primary responsibility for making day-to-day investment decisions for the Social Awareness Series. In making investment decisions for the Series, Mr. Dokas and Mr. Connors regularly consult with Christopher S. Adams and Robert E. Ginsberg. Mr. Dokas, Mr. Connors, Mr. Adams and Mr. Ginsberg have been members of the Series investment team since July 1, 2000.

J. Paul Dokas, Vice President/Senior Portfolio Manager, earned a bachelor's degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. Mr. Dokas is head of the Structured Products team that manages portfolio allocation and risk control decisions for quantitatively managed portfolios at Delaware Investments. He joined Delaware Investments in 1997. He previously was director of trust investment management at Bell Atlantic Corporation. He is a CFA charterholder.

Timothy G. Connors, Vice President/Senior Portfolio Manager, earned a bachelor's degree at the University of Virginia and an MBA degree in Finance at Tulane University. Mr. Connors co-manages Structured Products team portfolios with Mr. Dokas. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis, and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. He is a CFA charterholder and a member of the Association for Investment Management and Research.

Christopher S. Adams, Vice President/Senior Equity Analyst, holds both bachelor's and master's degrees in history and economics from Oxford University, England and received his MBA with dual majors in finance and insurance/risk management from the Wharton School of the University of Pennsylvania. Mr. Adams is an equity analyst with the Structured Products team. He joined Delaware in 1995 as a member of the Strategic Planning Department, later becoming the Equity Department Business Manager. Prior to joining Delaware, he was a management consultant with Coopers & Lybrand, LLP's Financial Advisory Services group and held positions at Sumitomo Bank Ltd. and Bank of America NT & SA in London. He is a CFA Level II candidate.

Robert E. Ginsberg, Vice President/Senior Equity Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a Bachelor's Degree in Economics with a concentration in Finance. Mr. Ginsberg is an equity analyst with the Structured Products team. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting, working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical and portfolio management support responsibilities for the Structured Products team. He is a CFA Level III candidate.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.


------------------------------------------------------------------ --------------------------------------- ------------
                                                                              Year Ended 12/31
                                                                                                             Period
Social Awareness Series(1)                                                                                  5/1/97(2)
                                                                                                             through
                                                                      2000          1999         1998       12/31/97
------------------------------------------------------------------ ------------ ------------- ------------ ------------
Net asset value, beginning of period                                  $______       $14.550      $12.840       $10.000

Income from investment operations
Net investment income                                                  ______         0.036        0.065         0.051
Net realized and unrealized gain on investments                        ______         1.834        1.880         2.789
                                                                                    -------      -------       -------
Total from investment operations                                       ______         1.870        1.945         2.840
                                                                                    -------      -------       -------

Less dividends and distributions
Dividends from net investment income                                   ______       (0.060)      (0.050)          none
Distributions from net realized gain on investments                    ______          none      (0.185)          none
                                                                                    -------      -------       -------
Total dividends and distributions                                      ______       (0.060)      (0.235)          none
                                                                                    -------      -------       -------

Net asset value, end of period                                         $_____       $16.360      $14.550       $12.840
                                                                                    =======      =======       =======

Total return(3)                                                         ____%        12.91%       15.45%        28.40%

Ratios and supplemental data
Net assets, end of period (000 omitted)                                $_____       $36,739      $26,962        $7,800
Ratio of expenses to average net assets                                 ____%         0.85%        0.83%         0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly                ____%         0.90%        0.89%         1.40%
Ratio of net investment income to average net assets                    ____%         0.30%        0.80%         1.13%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly                ____%         0.25%        0.74%         0.53%
Portfolio turnover                                                      ____%           22%          30%           52%
------------------------------------------------------------------ ------------ ------------- ------------ ------------


(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(3) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

Strategic Income Series

Our investment strategies
Strategic Income Series is a type of fixed-income fund that invests in three distinct sectors of the fixed-income market as it pursues its investment objective of providing high current income and total return. Certain economic and market events generally may have a greater impact on certain types of bonds. By spreading the portfolio assets among three key types of bonds, we strive to reduce the affect that such events might have on the portfolio. The foundation of our strategy is the belief that when one or more bond sectors are not performing well, the others may continue to provide high income and appreciation potential, helping to support the Series' performance.

Following are the three key sectors we focus on as well as our general investment approach in each sector:

o U.S. government and high-quality corporate bonds are selected primarily on the basis of their income potential. In periods of slower U.S. economic growth, these bonds might also provide a stabilizing influence on the portfolio which could enhance total return.
o U.S. high-yield corporate bonds are primarily used to increase the portfolio's income potential. These bonds are of lower quality and involve the risk that the companies issuing them may not be able to pay interest or repay principal. However, we carefully select the high-yield bonds for the portfolio after evaluating both the company's fundamental strength and the bond's liquidity.
o Foreign bonds are used to add diversification to the portfolio. Because foreign markets are often affected by different economic cycles than the U.S., foreign bonds may experience performance cycles that are different as well. In selecting foreign bonds for the portfolio, we strive to manage the risk associated with foreign investing through a thorough analysis of the bond's issuer and the inflation trends in the country where the bond is issued.

In determining how much of the portfolio to allocate to each sector, we review economic and market conditions and interest rate trends as well as the potential risks and rewards associated with each sector. As little as 20% or as much as 60% of the Series' assets may be invested in each fixed-income sector. In addition, the Series may invest up to 10% of its assets in U.S. equity securities.

Strategic Income Series uses the same investment strategy as Delaware Strategic Income Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.


--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                       Securities                                                 How we use them
--------------------------------------------------------- ----------------------------------------------------------------

High-yield corporate bonds: Debt obligations issued by    The Series may invest up to 60% of net assets in high-yield
a corporation and rated lower than investment grade by    corporate bonds. Emphasis is typically on those rated BB or Ba
an NRSRO such as S&P or Moody's. High-yield bonds are     by an NRSRO.
issued by corporations that have poor credit quality
and may have difficulty repaying principal and interest.  We carefully evaluate an individual company's financial situation, its management, the prospects for its industry and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. The
                                                          Series may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.
--------------------------------------------------------- ----------------------------------------------------------------
U.S. government securities: Direct U.S. obligations       The Series may invest up to 60% of net assets in direct U.S.
including bills, notes, bonds as well as other debt       government obligations; however, these securities will
securities issued by the U.S. Treasury or securities of   typically be a smaller percentage of the portfolio because
U.S. government agencies or instrumentalities which are   they generally do not offer as high a level of current income
backed by the full faith and credit of the United         as other fixed-income securities the Series may invest in.
States.
--------------------------------------------------------- ----------------------------------------------------------------
Mortgage-backed securities: Fixed-income securities        We may invest up to 60% of net assets in government-related
that represent pools of mortgages, with investors         mortgage-backed securities or fully collateralized privately
receiving principal and interest payments as the          issued mortgage-backed securities.
underlying mortgage loans are paid back. Many are
issued and guaranteed against default by the U.S.         We may invest up to 20% of net assets in mortgage-backed
government or its agencies or instrumentalities, such     securities issued by private companies if the securities are
as the Federal Home Loan Mortgage Corporation, Fannie     not collateralized by the U.S. government, or its agencies or
Mae and the Government National Mortgage Association.     instrumentalities. However, these securities must be rated at
Others are issued by private financial institutions,      the time of purchase in one of the four highest categories by
with some fully collateralized by certificates issued     an NRSRO such as S&P or Moody's. They must also represent
or guaranteed by the U.S. government or its agencies or   interests in whole-loan mortgages, multi-family mortgages,
instrumentalities.                                        commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. The privately issued securities we invest in are either CMOs or REMICs (see below).
--------------------------------------------------------- ----------------------------------------------------------------
Collateralized mortgage obligations (CMOs): Privately     See mortgage-backed securities above.
issued mortgage-backed bonds whose underlying value is
the mortgages that are grouped into different pools
according to their maturity.
--------------------------------------------------------- ----------------------------------------------------------------
Real estate mortgage investment conduits (REMICs):        See mortgage-backed securities above.
Privately issued mortgage-backed bonds whose underlying
value is a fixed pool of mortgages secured by an
interest in real property. Like CMOs, REMICs offer
different pools.
--------------------------------------------------------- ----------------------------------------------------------------
Asset-backed securities: Bonds or notes backed by         We invest only in asset-backed securities rated in one of the
accounts receivables including home equity, automobile    four highest categories by an NRSRO.
or credit loans.
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                       Securities                                                 How we use them
--------------------------------------------------------- ----------------------------------------------------------------

Investment grade corporate bonds: Debt obligations        The Series may invest up to 60% of net assets in investment
issued by a corporation rated in one of the four          grade corporate bonds.
highest categories by an NRSRO (or, if unrated, that we
believe are of equal quality). Debt securities within
the top three categories by an NRSRO comprise what are
known as high-grade bonds and are regarded as having a
strong ability to pay principal and interest.
Securities in the fourth category by an NRSRO are known
as medium-grade bonds and are regarded as having an
adequate capacity to pay principal and interest but
with greater vulnerability to adverse economic
conditions and speculative characteristics.
--------------------------------------------------------- ----------------------------------------------------------------
Foreign government securities and foreign corporate        We may invest in foreign government securities and primarily
bonds: Foreign government securities issued by foreign    focus on better quality bonds with investment-grade credit
governments or supranational entities. A supranational    ratings. The Series may also invest in securities issued by
entity is an entity established or financially            supranational entities, which are typically of higher quality.
supported by the national governments of one or more
countries. The International Bank for Reconstruction      We may invest in both rated and unrated foreign securities. We
and Development (more commonly known as the World Bank)   may invest both in investment grade securities and
is one example of a supranational entity.                 non-investment grade (i.e., those rated BB or lower by S&P or
                                                          Fitch, Ba or lower by Moody's, or similarly rated by another
Foreign corporate bonds are debt obligations issued by    NRSRO.)
a foreign corporation.
                                                          However, up to 15% of the Series' assets may also be invested in foreign securities issued by emerging or developing
                                                          countries, which may be lower rated, including securities
                                                          rated below investment grade.
--------------------------------------------------------- ----------------------------------------------------------------
Zero coupon bonds and pay-in-kind bonds: Zero coupon      We may invest in zero coupon bonds and payment in kind bonds,
securities are debt obligations which do not entitle      though we do not expect this to be a significant component of
the holder to any periodic payments of interest prior     our strategy. The market prices of these bonds are generally
to maturity or a specified date when the securities       more volatile than the market prices of securities that pay
begin paying current interest. Therefore, they are        interest periodically and are likely to react to changes in
issued and traded at a price lower than their face        interest rates to a greater degree than interest-paying bonds
amounts or par value. Payment-in-kind bonds pay           having similar maturities and credit quality. They may have
interest or dividends in the form of additional bonds     certain tax consequences which, under certain conditions,
or preferred stock.                                       could be adverse to the Fund.
--------------------------------------------------------- ----------------------------------------------------------------
Equity securities: Common stocks, preferred stocks        Up to 10% of the Series' assets may be invested in U.S. equity
(including adjustable rate preferred stocks) and other    securities.
equity securities, such as convertible securities and
warrants.                                                 We would select only equity securities that were consistent with the Series' objective of high current income and total return.
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                       Securities                                                 How we use them
--------------------------------------------------------- ----------------------------------------------------------------

Options and futures: Options represent a right to buy     At times when we anticipate adverse conditions, we may want to
or sell a security or group of securities at an agreed    protect gains on securities without actually selling them. We
upon price at a future date. The purchaser of an option   might use options or futures to neutralize the effect of any
may or may not choose to go through with the              price declines, without selling the bond or bonds, or as a
transaction.                                              hedge against changes in interest rates.

Futures contracts are agreements for the purchase or
sale of securities at a specified price, on a specified
date. Unlike an option, a futures contract must be        Use of these strategies can increase the operating costs of
executed unless it is sold before the settlement date.    the Series and can lead to loss of principal.

Options and futures are generally considered to be derivative securities.

--------------------------------------------------------- ----------------------------------------------------------------
Investment company securities: In some foreign            We may invest in closed-end investment companies consistent
countries, investments by a mutual fund may only be       with the 1940 Act requirements. These investments involve an
made through investments in closed-end investment         indirect payment of a portion of the other investment
companies that in turn invest in the securities of such   companies' expenses, including advisory fees.
countries.
--------------------------------------------------------- ----------------------------------------------------------------
Brady Bonds: These are debt securities issued under the   We may invest in Brady Bonds. We believe that the economic
framework of the Brady Plan, an initiative for debtor     reforms undertaken by countries in connection with the
nations to restructure their outstanding external         issuance of Brady Bonds makes the debt of countries that have
indebtedness (generally, commercial bank debt). Brady     issued Brady Bonds or those that have announced plans to issue
Bonds tend to be of lower quality and more speculative    them a viable opportunity for investment.
than securities of developed country issuers.
--------------------------------------------------------- ----------------------------------------------------------------
Foreign currency transactions: A forward contract         We may invest in securities issued in any currency and may
involves an obligation to purchase or sell a specific     hold foreign currency.
currency at a future date at a price set at the time of
the contract. Forward contracts are used to "lock-in"     Although the Series values its assets daily in terms of U.S.
the price of a security that will be purchased or sold,   dollars, we do not convert our holdings of foreign currencies
in terms of U.S. dollars or other currencies.             into U.S. dollars on a daily basis. We may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. We may conduct foreign currency
                                                          transactions on a cash basis at the spot rate prevailing in the foreign currency exchange market or through a forward
                                                          foreign currency contract or forward contract. The Series may use forward contracts for defensive hedging purposes to
                                                          attempt to protect the value of the Series' current security or currency holdings. It may also use forward contracts if it has agreed to sell a security and wants to "lock-in" the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. The Series will not use forward contracts for speculative purposes.

                                                          These transactions may increase the Series' expenses.

--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                       Securities                                                 How we use them
--------------------------------------------------------- ----------------------------------------------------------------

Repurchase agreements: An agreement between a buyer,      Typically, we use repurchase agreements as a short-term
such as the Series, and a seller of securities in which   investment for the Series' cash position. In order to enter
the seller agrees to buy the securities back within a     into these repurchase agreements, the Series must have
specified time at the same price the buyer paid for       collateral of at least 102% of the repurchase price. The
them, plus an amount equal to an agreed upon interest     Series will only enter into repurchase agreements in which the
rate. Repurchase agreements are often viewed as           collateral is U.S. government securities.
equivalent to cash.
--------------------------------------------------------- ----------------------------------------------------------------
Restricted securities: Privately placed securities        We may invest in privately placed securities, including those
whose resale is restricted under securities law.          that are eligible for resale only among certain institutional buyers without registration which are commonly known as Rule
                                                          144A Securities. Restricted securities that are determined to be illiquid may not exceed the Series' 10% limit on illiquid securities, which is described below.
--------------------------------------------------------- ----------------------------------------------------------------
Interest rate swap and index swap agreements: In an       We may use interest rate swaps to adjust the Series'
interest rate swap, a series receives payments from       sensitivity to interest rates, or to hedge against changes in
another party based on a floating interest rate in        interest rates.
return for making payments based on a fixed interest
rate. An interest rate swap can also work in reverse,     Index swaps may be used to gain exposure to markets that the
with a series receiving payments based on a fixed         Series invests in or as a substitute for futures options or
interest rate and making payments based on a floating     forward contracts if such contracts are not directly available
interest rate. In an index swap, a series receives        to the Series on favorable terms.
gains or incurs losses based on the total return of an
index, in exchange for making fixed or floating           Interest rate swaps and index swaps will be considered
interest rate payments to another party.                  illiquid securities (see below).

--------------------------------------------------------- ----------------------------------------------------------------
Illiquid securities: Securities that do not have a        We may invest up to 10% of net assets in illiquid securities,
ready market, and cannot be easily sold within seven      including repurchase agreements with maturities of over seven
days at approximately the price that a series has         days.
valued them.
--------------------------------------------------------------------------------------------------------------------------


The Series may also invest in other securities including real estate investment trusts. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table.

Lending securities
Strategic Income Series may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Strategic Income Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Strategic Income Series may hold a substantial portion of its assets in cash or cash equivalents. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Strategic Income Series' annual portfolio turnover will exceed 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Strategic Income Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Strategic Income Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.



--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                           Risks                                             How we strive to manage them
------------------------------------------------------------ -------------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus on
securities in a certain marketlike the stock or bond         bonds that we believe will continue to pay interest
marketwill decline in value because of factors such as       regardless of interim market fluctuations. We do not try to
economic conditions, future expectations or investor         predict overall bond market or interest rate movements and
confidence.                                                  generally do not trade for short-term purposes.

Index swaps are subject to the same market risks as the      In evaluating the use of an index swap, we carefully
investment market or sector that the index represents.       consider how market changes could affect the swap and how
Depending on the actual movements of the index and how       that compares to us investing directly in the market the
well the portfolio managers forecast those movements, a      swap is intended to represent.
series could experience a higher or lower return than
anticipated.
------------------------------------------------------------ -------------------------------------------------------------
Industry and security risk is the risk that the value of     We diversify the Series assets across three distinct
securities in a particular industry or the value of an       sectors of the bond market and among a wide variety of
individual stock or bond will decline because of changing    individual issuers.
expectations for the performance of that industry or for
the individual company issuing the stock or bond.
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                           Risks                                             How we strive to manage them
------------------------------------------------------------ -------------------------------------------------------------

Interest rate risk is the risk that securities will          The Series is subject to interest rate risk. We cannot
decrease in value if interest rates rise. The risk is        eliminate that risk, but we do strive to manage it by
greater for bonds with longer maturities than for those      monitoring economic conditions.
with shorter maturities.
                                                             We will not invest in swaps with maturities of more than
Swaps may be particularly sensitive to interest rate         two years. Each business day we will calculate the amount
changes. Depending on the actual movements of interest       the Series must pay for any swaps it holds and will
rates and how well the portfolio managers anticipate them,   segregate cash or other liquid securities to cover that
a series could experience a higher or lower return than      amount.
anticipated.
------------------------------------------------------------ -------------------------------------------------------------
Credit risk The possibility that a bond's issuer (or an
entity that insures the bond) will not be able to make       Our careful, credit-oriented bond selection and our
timely payments of interest and principal.                   commitment to hold a diversified selection of high-yield
                                                             bonds are designed to manage this risk.
Investing in so-called "junk" or "high-yield" bonds
entails the risk of principal loss, which may be greater     Our holdings of high quality investment grade bonds are
than the risk involved in investment grade bonds.            less subject to credit risk and may help to balance any
High-yield bonds are sometimes issued by companies whose     credit problems experienced by individual high-yield bond
earnings at the time the bond is issued are less than the    issuers or foreign issuers.
projected debt payments on the bonds.
                                                             When selecting dealers with whom we would make interest
Some analysts believe a protracted economic downturn would   rate or index swap agreements, we focus on those with high
severely disrupt the market for high-yield bonds,            quality ratings and do careful credit analysis before
adversely affect the value of outstanding bonds and          investing.
adversely affect the ability of high-yield issuers to
repay principal and interest. It is likely that protracted
periods of economic uncertainty would cause increased
volatility in the market prices of high-yield bonds, an
increase in the number of high-yield bond defaults and
corresponding volatility in a series' net asset value.

If there were a national credit crisis or an issuer were
to become insolvent, principal values could be adversely
affected.
------------------------------------------------------------ -------------------------------------------------------------
Futures and options risk is the possibility that a series    We will use options and futures for defensive purposes,
may experience a significant loss if it employs an option    such as to protect gains in the portfolio without actually
or futures strategy related to a security or a market        selling the security or to neutralize the impact of
index and that security or index moves in the opposite       interest rate changes. We will not use futures and options
direction from what the portfolio managers anticipated.      for speculative reasons or in an effort to enhance return.
Futures and options also involve additional expenses,
which could reduce any benefit or increase any loss to a
series using the strategy.
------------------------------------------------------------ -------------------------------------------------------------
Foreign risk is the risk that foreign securities may be      The Series will attempt to reduce foreign investing risks
adversely affected by political instability (including       through portfolio diversification, credit analysis and
governmental seizures or nationalization of assets),         attention to trends in the world economies, industries and
changes in currency exchange rates, foreign economic         financial markets.
conditions or inadequate regulatory and accounting
standards. Foreign markets may also be less efficient,       We carefully evaluate the political and economic situations
less liquid, have greater price volatility, less             in the countries where we invest and take these risks into
regulation and higher transaction costs than U.S. markets.   account before we select securities for the portfolio.
                                                             However, there is no way to eliminate foreign risks when
                                                             investing internationally.
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                 Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------
                           Risks                                             How we strive to manage them
------------------------------------------------------------ -------------------------------------------------------------

Foreign government securities risks involve the ability of   Strategic Income Series attempts to reduce the risks
a foreign government or government related issuer to make    associated with investing in foreign governments by
timely and ultimate payments on its external debt            limiting the portion of portfolio assets that may be
obligations. This ability to make payments will be           invested in such securities.
strongly influenced by the issuer's balance of payments,
including export performance, its access to international
credits and investments, fluctuations in interest rates
and the extent of its foreign reserves.
------------------------------------------------------------ -------------------------------------------------------------
Currency risk is the risk that the value of an investment    We may try to hedge currency risk by purchasing foreign
may be negatively affected by changes in foreign currency    currency exchange contracts. By agreeing to purchase or
exchange rates. Adverse changes in exchange rates may        sell foreign securities at a pre-set price on a future
reduce or eliminate any gains produced by investments that   date, the Series strives to protect the value of the stock
are denominated in foreign currencies and may increase any   it owns from future changes in currency rates. We will use
losses.                                                      forward currency exchange contracts only for defensive
                                                             measures, not to enhance portfolio returns. However, there is no assurance that a strategy such as this will be
                                                             successful.
------------------------------------------------------------ -------------------------------------------------------------
Emerging markets risk is the possibility that the risks      While the Strategic Income Series may purchase securities
associated with international investing will be greater in   of issuers in any foreign country, developed and emerging,
emerging markets than in more developed foreign markets      no more than 15% of the Series' assets may be invested in
because, among other things, emerging markets may have       direct obligations of issuers located in emerging market
less stable political and economic environments.             countries.
------------------------------------------------------------ -------------------------------------------------------------
Liquidity risk is the possibility that securities cannot     A less liquid secondary market may have an adverse effect
be readily sold within seven days at approximately the       on our ability to dispose of particular issues, when
price that a series values them.                             necessary, to meet the Series' liquidity needs or in
                                                             response to a specific event, such as the declining
The high-yield secondary market is particularly              creditworthiness of the issuer. In striving to manage this
susceptible to liquidity problems when the institutions,     risk, we evaluate the size of a bond issuance as a way to
such as mutual funds and certain financial institutions      anticipate its likely liquidity level.
that dominate it, temporarily stop buying bonds for
regulatory, financial or other reasons.                      We may invest only 10% of net assets in illiquid
                                                             securities, excluding Rule 144A securities described above.
------------------------------------------------------------ -------------------------------------------------------------
Valuation risk: A less liquid secondary market as            We will strive to manage this risk by carefully evaluating
described above can make it more difficult for a series to   individual bonds and by limiting the amount of the
obtain precise valuations of the high-yield securities in    portfolio that can be allocated to privately placed
its portfolio. During periods of reduced liquidity,          high-yield securities.
judgment plays a greater role in valuing high-yield
securities.

------------------------------------------------------------ -------------------------------------------------------------
Legislative and regulatory risk: The United States           We monitor the status of regulatory and legislative
Congress has from time to time taken or considered           proposals to evaluate any possible effects they might have
legislative actions that could adversely affect the          on the Series' portfolio.
high-yield bond market. For example, Congressional
legislation has, with some exceptions, generally
prohibited federally insured savings and loan institutions
from investing in high-yield securities. Regulatory
actions have also affected the high-yield market. Similar
actions in the future could reduce liquidity for
high-yield issues, reduce the number of new high-yield
securities being issued and could make it more difficult
for a fund to attain its investment objective.
--------------------------------------------------------------------------------------------------------------------------

Investment manager and sub-adviser
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. Delaware International Advisers Ltd. is the Series' sub-adviser. Subject to the overall supervision of manager, the sub-adviser manages the international sector of the Series' portfolio and furnishes the manager with investment recommendations, asset allocation advice, research and other investment services regarding foreign securities. For its services to the Series, the Series paid the manager and sub-adviser an aggregate fee of [0.65]% of average daily net assets for the last fiscal year.

Portfolio managers
Peter C. Andersen has primary responsibility for allocating Strategic Income Series' assets among the fixed-income and equity sectors and for making day-to-day investment decisions for the Series regarding its investments in the high-yield sector. In making investment decisions for the Series, Paul A. Grillo, who has responsibility for making day-to-day investment decisions for the Series regarding its investments in investment grade securities, and Mr. Andersen regularly consult with Jude T. Driscoll.

Peter C. Andersen, Vice President/Senior Portfolio Manager, earned a master s degree in Finance from Harvard University, where he was named a Seamans Fellow. He also holds a master's degree in Physics from Yale University, and was named a Skinner Fellow. Mr. Andersen received a bachelor's degree in Mathematics/Physics from Northeastern, where he graduated summa cum laude and ranked first in the Physics department. Prior to joining Delaware Investments in 2000, Mr. Andersen was a portfolio manager at Conseco Capital Management, where he managed high-yield portfolios for both institutional and retail products. Before that, he was a portfolio manager at Colonial Management Associates and an investment analyst at the venture capital firm MTDC. Mr. Andersen began his investment career at Arthur D. Little, Inc., where he was a management consultant for the financial services and venture capital practices. He is a CFA charterholder. He has been participating in the management of the Series since September 18, 2000 and assumed primary responsibility for making day-to-day investment decisions for the Series on September 29, 2000.


Paul Grillo, Vice President/Portfolio Manager, holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Prior to joining Delaware Investments in 1993, he served as mortgage strategist and trader at the Dreyfus Corporation. He also served as a mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at the Chemical Bank. Mr. Grillo is a CFA charterholder. He has primary responsibility for making day-to-day investment decisions for the Series regarding its investments in investment grade securities. Mr. Grillo has been a member of Strategic Income Series' management team since its inception.


Jude T. Driscoll, Executive Vice President/Head of Fixed- Income, received a bachelor's degree in Economics from the University of Pennsylvania. Prior to joining Delaware Investments in 2000, Mr. Driscoll was Senior Vice President, Director of Fixed-Income Process at Conseco Capital Management, where he managed bank loan, high-yield and general insurance portfolios. He previously held management positions at NationsBanc Montgomery Securities and Goldman Sachs & Co.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. All "per share" information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.


--------------------------------------------------------------- ------------------------------------- -----------
Strategic Income Series(1)                                                Year Ended 12/31

                                                                                                        Period
                                                                                                      5/1/97(2)
                                                                                                       through
                                                                       2000        1999         1998   12/31/97
--------------------------------------------------------------- ------------ ----------- ------------ -----------
Net asset value, beginning of period                                 $_____     $10.600      $10.620     $10.000

Income (loss) from investment operations
Net investment income(3)                                              _____       0.779        0.832       0.523
Net realized and unrealized gain (loss) on investments and
foreign currencies                                                    _____     (1.109)      (0.557)       0.097
                                                                                -------      -------     -------
Total from investment operations                                      _____     (0.330)        0.275       0.620
                                                                                -------      -------     -------

Less dividends and distributions
Dividends from net investment income                                  _____     (0.610)      (0.270)        none
Distributions from net realized gain on investments                   _____        none      (0.025)        none
                                                                                -------      -------     -------
Total dividends and distributions                                     _____     (0.610)      (0.295)        none
                                                                                -------      -------     -------

Net asset value, end of period                                       $_____      $9.660      $10.600     $10.620
                                                                     ======      ======      =======     =======

Total return(4)                                                      _____%     (3.29%)        2.63%(5)    6.20%(5)

Ratios and supplemental data
Net assets, end of period (000 omitted)                              $_____     $19,842      $20,571      $8,606
Ratio of expenses to average net assets                              _____%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly             _____%       0.80%        0.81%       1.23%
Ratio of net investment income to average net assets                 _____%       7.88%        7.90%       7.44%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly             _____%       7.88%        7.89%       7.01%
Portfolio turnover                                                   _____%        101%         143%         70%
--------------------------------------------------------------- ------------ ----------- ------------ -----------


(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(3) Per share information was based on the average shares outstanding method.

(4) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

(5) Total return reflects expense limitations in effect for the Series.

Technology and Innovation Series

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Series. The following describes how the portfolio managers pursue the Series' investment goal.

We strive to identify companies of any size that offer above-average opportunities for long-term price appreciation. At least 65% of the Series' assets will be invested in common stocks issued by companies that we believe are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. In striving to identify such companies, we will evaluate a company's managerial skills, strategic focus, product development, position in its industry or relevant markets, and innovative concepts.

Some industries likely to be represented in the portfolio are:

o    computer software and hardware;
o    semiconductor, minicomputers and peripheral equipment;
o    telecommunication, media and information services;
o    environmental services, chemicals and synthetic materials;
o    defense and commercial electronics;
o    data storage and retrieval; and
o    biotechnology, health care and medical supplies.

The Series uses a bottom-up approach to stock selection. We look at estimated growth rates, market capitalization and cash flows of individual companies as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Technology and Innovation Series uses the same investment strategy as Delaware Technology and Innovation Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds, the timing of investments and redemptions, and insurance contract fees.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

----------------------------------------------------------------------------------------------------------------------
                                          Technology and Innovation Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------
Common stocks: Securities that represent shares of           We invest at least 65% of the Series' total assets in
ownership in a corporation. Stockholders participate in      equity securities (including common stocks and
the corporation's profits and losses, proportionate to the   convertible securities). Generally, however, we invest
number of shares they own. Stocks are often referred to as   90% to 100% of net assets in common stock. The Series
"equity securities" or "equities."                           may invest in common stocks of any market
                                                             capitalization. Market capitalization is the measure of
                                                             the size of a company, determined by multiplying the
                                                             current market price of the common stock by the number
                                                             of shares held by shareholders.
------------------------------------------------------------ ---------------------------------------------------------
Foreign securities and American Depositary Receipts          Although the Series may invest up to 25% of its net
(ADRs): Securities of foreign entities issued directly or,   assets in foreign securities, we have no present
in the case of ADRs, through a U.S. bank. ADRs represent a   intention of doing so. We may invest without limit in
bank's holdings of a stated number of shares of a foreign    ADRs and will do so when we believe they offer greater
corporation. An ADR entitles the holder to all dividends     value and greater appreciation potential than U.S.
and capital gains earned by the underlying foreign shares.   securities.
ADRs are bought and sold the same as U.S. securities.
------------------------------------------------------------ ---------------------------------------------------------
Convertible securities: Usually preferred stocks or          The Series may invest in convertible securities and
corporate bonds that can be exchanged for a set number of    selects them on the basis of the common stock into
shares of common stock at a predetermined price. Preferred   which they can be converted, not on the basis of the
stock has preference over common stock in the payment of     credit quality ratings of the convertible securities.
dividends and liquidation of assets, and often pays
dividends at a fixed rate. Corporate bonds are debt
securities issued by a corporation which typically make
fixed periodic interest payments and make full repayment
on a specified maturity date.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, the Series uses repurchase agreements as a
as the Series, and seller of securities in which the         short-term investment for the Series' cash position. In
seller agrees to buy the securities back within a            order to enter into these repurchase agreements, the
specified time at the same price the buyer paid for them,    Series must have collateral of at least 102% of the
plus an amount equal to an agreed upon interest rate.        repurchase price. The Series may not have more than 10%
Repurchase agreements are often viewed as equivalent to      of its assets in repurchase agreements with maturities
cash.                                                        of over seven days. The Series will only enter into
                                                             repurchase agreements in which the collateral is
                                                             comprised of U.S. government securities.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as "Rule 144A Securities."  Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 15% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Options and futures: Options represent a right to buy or     If we have stocks that appreciated in price, we may
sell a security at an agreed upon price at a future date.    want to protect those gains when we anticipate adverse
The purchaser of an option may or may not choose to go       conditions. We might use options or futures to
through with the transaction.                                neutralize the effect of any price declines, without
                                                             selling the security. We might also use options or
Futures contracts are agreements for the purchase or sale    futures to gain exposure to a particular market segment
of securities at a specified price, on a specified date.     without purchasing individual securities in that
Unlike an option, a futures contract must be executed        segment. We might use this approach if we had excess
unless it is sold before the settlement date.                cash that we wanted to invest quickly.

Certain options and futures may be considered to be          We might use covered call options if we believe that
derivative securities.                                       doing so would help the Series to meet its investment
                                                             objective.

                                                             Use of these strategies can increase the operating
                                                             costs of the Series and can lead to loss of principal.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     The Series may invest no more than 15% of net assets in
market, and cannot be easily sold within seven days at       illiquid securities.
approximately the price that a fund has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
------------------------------------------------------------ ---------------------------------------------------------

The Series may also invest in other securities including warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions of these securities as well as other securities in which the Series may invest.

Lending securities
The Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
The Series may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions
In response to unfavorable market conditions, the Series may make temporary investments in bonds, cash or cash equivalents. To the extent that the Series holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Series will have an annual portfolio turnover of more than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover rate can result in higher brokerage costs.

The risks of investing in the Technology and Innovation Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The following chart gives a brief description of the chief risks of investing in the Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------
                                          Technology and Innovation Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------
Market risk is the risk that all or a majority of the        We maintain a long-term approach and focus on
securities in a certain marketlike the stock or bond         securities that we believe can continue to provide
marketwill decline in value because of factors such as       returns over an extended period of time regardless of
economic conditions, future expectations or investor         interim market fluctuations. Generally, we do not try
confidence.                                                  to predict overall market movements or trade for
                                                             short-term purposes.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     Although the Series will not invest more than 25% of
securities in a particular industry or the value of an       its net assets in one industry, it will concentrate its
individual stock or bond will decline because of changing    investments in companies that we believe will benefit
expectations for the performance of that industry or for     from technological advances and innovation. As a
the individual company issuing the stock.                    result, the value of Series shares can be expected to
                                                             fluctuate in response to factors affecting the
                                                             industries in which these companies operate, and may
                                                             fluctuate more widely than a fund that invests in a
                                                             broader range of industries. The Series may be more
                                                             susceptible to any single economic, political or
                                                             regulatory occurrence affecting these companies.

                                                             To seek to reduce these risks, we limit the amount of
                                                             the Series' assets invested in any one industry and we
                                                             follow a rigorous selection process before choosing
                                                             securities for the Series.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk is the risk that securities,              The Series can invest in small or medium-sized
particularly bonds with longer maturities, will decrease     companies and we seek to address the potential interest
in value if interest rates rise and increase in value if     rate risks associated with those holdings by analyzing
interest rates fall. However, investments in equity          each company's financial situation and its cash flow to
securities issued by small and medium-sized companies,       determine the company's ability to finance future
which often borrow money to finance operations, may also     expansion and operations. As appropriate, potential
be adversely affected by rising interest rates.              impact that rising interest rates might have on a stock
                                                             is taken into consideration before a stock is purchased.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      Currently, the Series intends to invest only a small
adversely affected by political instability, changes in      portion its portfolio in ADRs. If we were to purchase
currency exchange rates, foreign economic conditions or      foreign securities, they would often be denominated in
inadequate regulatory and accounting standards.              U.S. dollars. We also tend to avoid markets where we
                                                             believe accounting principles or the regulatory
                                                             structure are underdeveloped.
------------------------------------------------------------ ---------------------------------------------------------
Company size risk is the risk that prices of small and       The Series seeks opportunities among companies of all
medium-sized companies may be more volatile than larger      sizes. However, because the Series does not concentrate
companies because of limited financial resources or          specifically on small or medium-sized companies, this
dependence on narrow product lines.                          risk may be balanced by holdings of larger companies.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that a fund values them.
------------------------------------------------------------ ---------------------------------------------------------
Non-diversified funds risk: Non-diversified funds have the   The Series is a non-diversified fund as defined by the
flexibility to invest as much as 50% of their assets in as   Investment Company Act of 1940. We perform extensive
few as two issuers with no single issuer accounting for      analysis on all securities, particularly those that
more than 25% of the portfolio. The remaining 50% of the     represent a larger percentage of portfolio assets.
portfolio must be diversified so that no more than 5% of a
fund's assets is invested in the securities of a single
issuer. Since a non-diversified fund may invest its assets
in fewer issuers, the value of its shares may increase or
decrease more rapidly than if it were fully diversified
because changes in the price of any one portfolio security
may affect a larger portion of its overall assets.
------------------------------------------------------------ ---------------------------------------------------------
Futures and options risk is the possibility that a fund      We will not use futures and options for speculative
may experience a significant loss if it employs an options   reasons. We may use futures and options to protect
or futures strategy related to a security or a market        gains in the portfolio without actually selling a
index and that security or index moves in the opposite       security. We may also use options and futures to
direction from what the portfolio manager anticipated.       quickly invest excess cash so that the portfolio is
Futures and options also involve additional expenses,        generally fully invested.
which could reduce any benefit or increase any loss to a
fund from using the strategy.
----------------------------------------------------------------------------------------------------------------------

Investment manager
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. The Series will pay Delaware Management Company the following fee on an annual basis: 0.75% on the first $500 million of average daily net assets; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on assets in excess of $2.5 billion. Delaware Management Company has elected voluntarily to waive its management fee and pay expenses from the commencement of the Series' operations through April 30, 2001 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.85% of average daily net assets.

Portfolio managers
Jeffrey W. Hynoski has primary responsibility for making day-to-day investment decisions for Technology and Innovation Series. In making decisions for the Series, Mr. Hynoski regularly consults with Gerald S. Frey, Senior Portfolio Manager of the growth team.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Previously, he served as a Vice President at Bessemer Trust Company in the mid- and large-capitalization growth group, where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University. Mr. Hynoski has been managing the Series since its inception.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------------------------------- ------------------------------
                          Technology and Innovation Series(1)

                                                                                          Period 8/21/00(2) through
                                                                                                  12/31/00
--------------------------------------------------------------------------------------- ------------------------------
Net asset value, beginning of period                                                                           $_____

Income (loss) from investment operations
Net investment income                                                                                           _____
Net realized and unrealized loss on investments                                                                 _____
Total from investment operations                                                                                _____

Less dividends:
Dividends from net investment income                                                                            _____
Total dividends                                                                                                 _____

Net asset value, end of period                                                                                 $_____

Total return(3)                                                                                                 _____%

Ratios and supplemental data
Net assets, end of period (000 omitted)                                                                        $_____
Ratio of expenses to average net assets                                                                         _____%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly                _____%
Ratio of net investment income to average net assets                                                            _____%
Ratio of net investment income to average net assets prior to expense limitation and
expenses paid indirectly                                                                                        _____%
Portfolio turnover                                                                                              _____%
--------------------------------------------------------------------------------------- ------------------------------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(3) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

Trend Series

Our investment strategies
We strive to identify small companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from changing and dominant trends within society or the political arena. In striving to identify such companies, we will evaluate a company's managerial skills, product development and sales and earnings.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. The key to investing successfully in small companies is to invest in them before their stock price matches their growth potential. In striving to do this, Trend Series studies:

o the operational history of the company;
o the strategic focus of the company; and
o the company's competitive environment.

The Series uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization and cash flow as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Because there is added risk when investing in small companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Trend Series uses the same investment strategy as Delaware Trend Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.


----------------------------------------------------------------------------------------------------------------------
                                                    Trend Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Common stocks: Securities that represent shares of           Generally, we invest 85% to 100% of net assets in
ownership in a corporation. Stockholders participate in      common stock with at least 65% in small,
the corporation's profits and losses, proportionate to the   growth-oriented companies.
number of shares they own.
------------------------------------------------------------ ---------------------------------------------------------
American Depositary Receipts (ADRs): ADRs are issued by a    We may hold ADRs when we believe they offer greater
U.S. bank and represent the bank's holdings of a stated      appreciation potential than U.S. securities.
number of shares of a foreign corporation. An ADR entitles
the holder to all dividends and capital gains earned by
the underlying foreign shares. ADRs are bought and sold
the same as U.S. securities.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series will only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 10% of net assets in illiquid
market, and cannot be readily sold within seven days at      securities, including repurchase agreements with
approximately the price that a series has valued them.       maturities of over seven days.
------------------------------------------------------------ ---------------------------------------------------------

Trend Series may also invest in other securities including convertible securities, warrants and preferred stocks bonds. The Series may also enter into futures and options. Trend Series may invest a portion of its net assets directly in foreign securities; however, the manager has no present intention of doing so. Please see the Statement of Additional Information for additional information on these securities as well as those listed in the table above.

Lending securities
Trend Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis
Consistent with its investment objective, the Series may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. These transactions involve commitments to buy a new issue with settlement up to 60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Series' share value increasing or decreasing. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
Trend Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive positions
For temporary defensive purposes, Trend Series may hold a substantial portion of its assets in cash or cash equivalents, fixed-income obligations issued by the U.S. government, its agencies or instrumentalities and corporate bonds. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Trend Series' annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in Trend Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Trend Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


----------------------------------------------------------------------------------------------------------------------
                                                    Trend Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market-like the stock or bond        on stocks we believe can appreciate over an extended
market-will decline in value because of factors such as      time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and though we may hold securities for any amount of
                                                             time, we typically do not trade for short-term purposes.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of Trend Series' assets invested in
securities in a particular industry or the value of an       any one industry and in any individual security. We
individual stock or bond will decline because of changing    also follow a rigorous selection process before
expectations for the performance of that industry or for     choosing securities and continuously monitor them while
the individual company issuing the stock.                    they remain in the portfolio.
------------------------------------------------------------ ---------------------------------------------------------
Small company risk is the risk that prices of smaller        Trend Series maintains a well-diversified portfolio,
companies may be more volatile than larger companies         selects stocks carefully and monitors them continuously.
because of limited financial resources or dependence on
narrow product lines.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk is the risk that securities will          We analyze each company's financial situation and its
decrease in value if interest rates rise. The risk is        cash flow to determine the company's ability to finance
generally associated with bonds; however, because smaller    future expansion and operations. The potential effect
companies often borrow money to finance their operations,    that rising interest rates might have on a stock is
they may be adversely affected by rising interest rates.     taken into consideration before the stock is purchased.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We typically invest only a small portion of the Series'
adversely affected by political instability (including       portfolio in foreign corporations through American
governmental seizures or nationalization of assets),         Depositary Receipts. We do not presently intend to
changes in currency exchange rates, foreign economic         invest directly in foreign securities. When we do
conditions or inadequate regulatory and accounting           purchase ADRs, they are generally denominated in U.S.
standards. Foreign markets may also be less efficient,       dollars and traded on a U.S. exchange.
less liquid, have greater price volatility, less
regulation and higher transaction costs than U.S. markets.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that a series has valued them.
----------------------------------------------------------------------------------------------------------------------

Investment manager
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [0.75]% of average daily net assets for the last fiscal year.


Portfolio managers
Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Trend Series. When making investment decisions for the Series, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey
W. Hynoski, Steven T. Lampe and Lori P. Wachs.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Series since March 1997 and was Co-Manager from June 1996 to March 1997.

Marshall T. Bassett, Vice President/Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

John A. Heffern, Vice President, Portfolio Manager, earned bachelors and MBA degrees at the University of North Carolina at Chapel Hill. Prior to joining Delaware Investments in 1997, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Steven T. Lampe, Vice President, Portfolio Manager, received a bachelor's degree in Economics and an MBA degree with a concentration in Finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small and mid-capitalization growth stocks. He previously served as a tax/audit manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------ ---------------------------------------------------
Trend Series(1)                                                                     Year Ended 12/31
                                                                   ...................................................

                                                                     2000      1999       1998      1997       1996
                                                                   --------- ---------- --------- ---------- ---------
Net asset value, beginning of year                                   $_____    $19.760   $17.380    $14.560   $14.020

Income (loss) from investment operations
Net investment income (loss)(2)                                       _____    (0.043)     0.006      0.019     0.050
Net realized and unrealized gain (loss) on investments                _____     13.945     2.736      3.031     1.380
                                                                               -------   -------    -------   -------
Total from investment operations                                      _____     13.902     2.742      3.050     1.430
                                                                               -------   -------    -------   -------

Less dividends and distributions
Dividends from net investment income                                  _____    (0.002)   (0.020)    (0.050)   (0.090)
Distributions from net realized gain on investments                   _____       none   (0.342)    (0.180)   (0.800)
                                                                               -------   -------    -------   -------
Total dividends and distributions                                              (0.002)    (0.32)    (0.230)   (0.890)
                                                                               -------   -------    -------   -------

Net asset value, end of year                                         $_____    $33.660   $19.760    $17.380   $14.560
                                                                               =======   =======    =======   =======

Total return(3)                                                       ____%      0.28%     6.78%      7.60%     4.05%

Ratios and supplemental data
Net assets, end of period (000 omitted)                              $_____   $503,657  $168,251   $118,276   $56,423
Ratio of expenses to average net assets                               ____%      0.82%     0.81%      0.80%     0.80%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                                          0.82%     0.85%      0.88%     0.92%
Ratio of net investment income to average net assets                  ____%    (0.18%)     0.03%      0.16%     0.56%
Ratio of net investment income to average net assets prior to
expense limitation and expenses paid indirectly                                (0.18%)   (0.01%)      0.08%     0.44%
Portfolio turnover                                                    ____%        82%      121%       125%      112%
------------------------------------------------------------------ --------- ---------- --------- ---------- ---------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Per share information for the year ended December 31, 1999 was based on the average shares outstanding method.

(3) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.

(4) Total return reflects expense limitations in effect for the Series.

U.S. Growth Series

Our investment strategies
U.S. Growth Series seeks to maximize capital appreciation. We invest primarily in common stocks and though we have the flexibility to invest in companies of all sizes, we generally focus on medium- and large-sized companies. Our goal is to own companies with the potential to grow earnings faster than the U.S. economy in general. We look for companies that have:

o low dividend yields;
o strong balance sheets; and
o high expected earnings growth rates relative to their industry.

There are a number of catalysts that might increase a company's potential for accelerated earnings growth. Our disciplined, research-intensive selection process is designed to identify earnings catalysts such as:

o management changes;
o new products;
o structural changes in the economy; or
o corporate restructurings and turnaround situations.

We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining earnings growth.

Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.

U.S. Growth Series uses the same investment strategy as Delaware U.S. Growth Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation.


----------------------------------------------------------------------------------------------------------------------
                                                 U. S. Growth Series
----------------------------------------------------------------------------------------------------------------------
                        Securities                                               How we use them
------------------------------------------------------------ ---------------------------------------------------------

Common stocks: Securities that represent shares of           Generally, we invest 85% to 100% of the Series' net
ownership in a corporation. Stockholders participate in      assets in common stock of companies that we think have
the corporation's profits and losses, proportionate to the   appreciation potential. We may invest in companies of
number of shares they own.                                   all sizes, but typically focus on medium- and
                                                             large-sized companies.
------------------------------------------------------------ ---------------------------------------------------------
Foreign securities and American Depositary Receipts:         The Series may invest up to 20% of its assets in
Securities of foreign entities issued directly or, in the    securities of foreign issuers. Such foreign securities
case of American Depositary Receipts (ADRs), through a       may be traded on a foreign exchange, or they may be in
U.S. bank. ADRs represent a bank's holding of a stated       the form of ADRs. Direct ownership of foreign
number of shares of a foreign corporation. An ADR entitles   securities will typically not be a significant part of
the holder to all dividends and capital gains earned by      our strategy. We may, however own ADRs when we think
the underlying foreign shares. ADRs are bought and sold in   they offer greater appreciation potential than domestic
the same way as U.S. securities.                             stocks.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.        price. The Series would only enter into repurchase
Repurchase agreements are often viewed as equivalent to      agreements in which the collateral is U.S. government
cash.                                                        securities.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities.
approximately the price that a series has valued them.
------------------------------------------------------------ ---------------------------------------------------------
Fixed-income securities: Securities that may include debt    We may invest up to 35% of the Series' assets in debt
securities, bonds, convertible bonds, as well as,            securities, bonds, convertible bonds, preferred stocks
non-investment grade fixed-income securities.                and convertible preferred stock. We may also invest up
                                                             to 10% of this portion in non-investment grade bonds if
                                                             we believe that doing so would help us to meet the
                                                             Series' objective.
------------------------------------------------------------ ---------------------------------------------------------
Options and futures: Options represent a right to buy or     We might use options or futures to neutralize the
sell a security or group of securities at an agreed upon     effect of any anticipated price declines, without
price at a future date. The purchaser of an option may or    selling the security. We might also use options or
may not choose to go through with the transaction.           futures to gain exposure to a particular market segment
                                                             without purchasing individual securities in that
Writing a covered call option on a security obligates the    segment particularly if we had excess cash that we
owner of the security to sell it at an agreed upon price     wanted to invest quickly.
on an agreed upon date (usually no more than nine months
in the future.) The owner of the security receives a         When writing call options we will only write covered
premium payment from the purchaser of the call, but if the   call options-call options on securities we actually own.
security appreciates to a price greater than the agreed
upon selling price, a series would lose out on those gains.  Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.
Futures contracts are agreements for the purchase or sale
of securities at a specified price, on a specified date.
Unlike an option, a futures contract must be executed
unless it is sold before the settlement date.

Options and futures are generally considered to be
derivative securities.
----------------------------------------------------------------------------------------------------------------------

The Series may also invest in other securities including U.S. government securities. Please see the Statement of Additional Information for additional descriptions of these securities as well as those listed in the table above.


Lending securities
The Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions will generate additional income for the Series.

When-issued securities, delayed delivery and firm commitment agreements
The Series may purchase securities on a delayed delivery or when-issued basis; that is, paying for securities before delivery or taking delivery at a later date. The Series may also enter into firm commitment agreements (the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The transactions may involve either corporate, municipal or government securities. The Series assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Series may be unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets. Whenever these borrowings, including reverse repurchase agreements, exceed 5% of the value of the Series' total assets, the Series will not purchase any securities.

Temporary defensive positions
For temporary defensive purposes, U.S. Growth Series may hold all or a substantial portion of its assets in cash or cash equivalents. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Series' annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

The risks of investing in U.S. Growth Series
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in U.S. Growth Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


----------------------------------------------------------------------------------------------------------------------
                                                 U.S. Growth Series
----------------------------------------------------------------------------------------------------------------------
                           Risks                                           How we strive to manage them
------------------------------------------------------------ ---------------------------------------------------------

Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market-like the stock or bond        on stocks we believe can appreciate over an extended
market-will decline in value because of factors such as      time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and generally do not trade for short-term purposes.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of U.S. Growth Series' assets
securities in a particular industry or the value of an       invested in any one industry and in any individual
individual stock or bond will decline because of changing    security.
expectations for the performance of that industry or for
the individual company issuing the stock or bond.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We are permitted to invest up to 20% of the Series'
adversely affected by political instability (including       portfolio in foreign securities. When we do purchase
governmental seizures or nationalization of assets),         foreign securities, they are generally ADRs which are
changes in currency exchange rates, foreign economic         denominated in U.S. dollars and traded on U.S. stock
conditions or inadequate regulatory and accounting           exchanges.
standards. Foreign markets may also be less efficient,
less liquid, have greater price volatility, less
regulation and higher transaction costs than U.S. markets.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities to 15% of net
be readily sold within seven days at approximately the       assets.
price that the Series values them.
------------------------------------------------------------ ---------------------------------------------------------
Credit risk is the possibility that a bond' issuer (or an    Fixed-income securities are not typically a significant
entity that insures the bond) will be unable to make         component of our strategy. However, when we do invest
timely payments of interest and principle.                   in fixed-income securities, we will not hold more than
                                                             10% of net assets in high-yield, non-investment grade
                                                             bonds. This limitation, combined with our careful,
                                                             credit-oriented bond selection and our commitment to
                                                             hold a diversified selection of high-yield bonds are
                                                             designed to manage this risk.
------------------------------------------------------------ ---------------------------------------------------------
Futures and options risk is the possibility that a series    We will not use futures and options for speculative
may experience a loss if it employs an options or futures    reasons. We may use options and futures to protect
strategy related to a security or a market index and that    gains in the portfolio without actually selling a
security or index moves in the opposite direction from       security. We may also use options and futures to
what the manager anticipated. Futures and options also       quickly invest excess cash so that the portfolio is
involve additional expenses, which could reduce any          generally fully invested.
benefit or increase any loss that a series gains from
using the strategy.
----------------------------------------------------------------------------------------------------------------------


Investment manager
The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. For its services to the Series, the manager was paid [_.__]% of average daily net assets for the last fiscal year.

Portfolio manager
Frank Houghton and Gerald S. Frey have primary responsibility for making day-to-day investment decisions for U.S. Growth Series. Mr. Houghton has been part of the growth team that has managed the Series since its inception. Mr. Frey joined Mr. Houghton on January 4, 2001.

Frank Houghton, Vice President/Senior Portfolio Manager, received a BBA from Manhattan College and attended New York University Graduate School of Business Administration. Prior to joining Delaware Investments in March 2000, Mr. Houghton was President and Portfolio Manager of Lynch & Mayer, Inc., which he joined in 1990 and became President in 1999. Prior to joining Lynch & Mayer, Inc., Mr. Houghton was Chairman of BMI Capital from 1984 to 1990, a Portfolio Manager at Neuberger & Berman from 1977 to 1984 and a Partner at Oppenheimer & Co., Inc. from 1969-1977.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Financial highlights
The financial highlights table is intended to help you understand the Series' financial performance. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). All "per share" information reflects financial results for a single Series share. This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------------------------------- --------- --------------------
U.S. Growth Series(1)
                                                                                         Year
                                                                                         Year
                                                                                         Ended
                                                                                         12/31      Period 11/15/99(2)
                                                                                          2000            through 12/31/99
--------------------------------------------------------------------------------------- --------- --------------------
Net asset value, beginning of period                                                      $_____              $10.000

Income from investment operations
Net investment income                                                                     ______                0.026
Net realized and unrealized gain on investments                                           ______                0.564
                                                                                                                -----
Total from investment operations                                                          ______                0.590
                                                                                                                -----

Net asset value, end of period                                                            $_____              $10.590
                                                                                                              =======

Total return(3)                                                                            ____%                 5.90%

Ratios and supplemental data
Net assets, end of period (000 omitted)                                                   $_____               $8,744
Ratio of expenses to average net assets                                                    ____%                0.75%
Ratio of expenses to average net assets prior to expense limitation and expenses paid
indirectly                                                                                 ____%                0.79%
Ratio of net investment income to average net assets                                       ____%                3.33%
Ratio of net investment income to average net assets prior to expense limitation and
expenses paid indirectly                                                                   ____%                3.29%
Portfolio turnover                                                                         ____%                   0%
--------------------------------------------------------------------------------------- --------- --------------------

(1) The financial highlights data are derived from the data of the Series' Standard Class shares, which are not subject to 12b-1 plan fees. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Future data for the Service Class will reflect its 12b-1 plan fees which will, among other things, lower performance.

(2) Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(3) Total return does not reflect expenses that apply to Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown. Total return reflects expense limitations in effect for the Series.

Who's who?
The following describes the various organizations involved with managing, administering, and servicing the Series.


Board of trustees
A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the series. Generally, at least 40% of the board of trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment managers
Delaware Management Company, One Commerce Square, Philadelphia, PA 19103 Delaware International Advisers Ltd., Third Floor, 80 Cheapside, London, England EC2V 6EE


An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Delaware Management Company and its predecessors have been managing the funds in Delaware Investments since 1938. On December 31, 2000, Delaware Management Company and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than [$47] billion in assets in the various institutional or separately managed (approximately [$27,783,710,000]) and investment company (approximately [$19,579,950,000]) accounts. Delaware International Advisers began operating in 1990 and manages global and international institutional and mutual fund accounts. Delaware Management Company is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

Sub-adviser
Delaware International Advisers Ltd., Third Floor, 80 Cheapside, London, England EC2V 6EE

A sub-adviser is a company generally responsible for the management of the fund's assets and is selected and supervised by the investment manager. Delaware International serves as the sub-adviser to the Strategic Income Series.

Portfolio managers
Portfolio managers are employed by the investment managers or sub-advisers to make investment decisions for individual portfolios on a day-to-day basis. See "Information about individual Series" for information about the portfolio managers of the various series.

Distributor
Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.


Sub-Distributor
Lincoln Financial Distributors, Inc. ("LFD"), 350 Church Street, Hartford, CT 06103.

LFD serves as the Series' sub-distributor pursuant to a contractual arrangement with Delaware Distributors L.P. LFD is primarily responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.


Custodian
The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, who segregates fund securities from other bank assets.

Important Information about all Series

Share classes
Each Series has two classes of shares, Standard Class and Service Class. Each class is identical except that Service Class has a distribution or "Rule 12b-1" plan. The 12b-1 plan allows the Fund to pay distribution fees of up to 0.30% (currently 0.15%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Because these fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchase and redemption of shares
Shares are sold only to separate accounts of life companies at net asset value. (See "Valuation of shares.") Redemptions will be effected by the separate accounts at the net asset value next determined after receipt of the order to meet obligations under the variable contracts. Cash Reserve Series is managed to maintain a constant $10 per share net asset value although there is no assurance that this objective can be achieved. Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Series' net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine a Series' net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Series' portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We price securities and other assets for which market quotations are available at their market value. We price debt securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any investments that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the board of trustees that are designed to price securities at their fair market value.

A significant portion of the portfolio securities of the Emerging Markets, Global Bond, International Equity and Strategic Income Series is listed on foreign exchanges. From time to time, other Series may also hold securities that are listed on foreign exchanges. These foreign exchanges may trade on weekends or days when the Series do not price their shares. As a result, the NAV of these Series may change on days when you will not be able to purchase or redeem shares of the Series.

Dividends, distributions and taxes
For the Capital Reserves and Cash Reserve Series, dividends, if any, are declared daily and paid monthly. Short-term capital gains distributions, if any, may be paid with the dividend; otherwise, any distributions from net realized securities profits normally will be distributed following the close of the fiscal year.


For the Balanced and Growth and Income Series, dividends, if any, are paid annually. Capital gain distributions, if any, normally will be made following the close of the fiscal year.


For the Convertible Securities, Devon, Emerging Markets, Global Bond, Growth Opportunities, High Yield, International Equity, REIT, Select Growth, Small Cap Value, Social Awareness, Strategic Income, Trend and U.S. Growth Series, dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

A Series will not be subject to federal income tax to the extent its earnings are distributed. The Fund intends to distribute substantially all of the respective Series' net investment income and net capital gains. Shareholders may be proportionately liable for taxes on income and gains of the Series but shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them, and the Fund will inform shareholders of the amount and nature of income or gains.

Please refer to the prospectus for the variable insurance contract for additional tax information relevant to such contracts.

EURO
Several European countries began participating in the European Economic and Monetary Union, which has established a common currency for participating countries. This currency is commonly known as the "Euro." The long-term consequences of the Euro conversion for foreign exchange rates, interest rates and the value of European securities in which the Series may invest are unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by the Series.


DELAWARE GROUP PREMIUM FUND
Additional information about the Series' investments is available in the Series' Annual and Semi-Annual Reports to shareholders. In the Series' annual reports you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal period. You can find more detailed information about the Series in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. You may obtain a free copy of the Statement of Additional Information by writing to us at One Commerce Square, Philadelphia, PA 19103, or call toll-free 800.523.1918.

You can find reports and other information about the Series on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.202.942.8090.

                                                          DELAWARE GROUP
INVESTMENT MANAGERS                                       PREMIUM FUND
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103

Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England  EC2V 6EE


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SUB-DISTRIBUTOR
Lincoln Financial Distributors, Inc.
350 Church Street
Hartford, CT 06103                                        PART B

SHAREHOLDER SERVICING,                                    STATEMENT OF
DIVIDEND DISBURSING,                                      ADDITIONAL INFORMATION
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.                            May 1, 2001
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245
                                                         -----------------------
                                                          DELAWARE(SM)
                                                          INVESTMENTS
                                                          ===========
                                                         -----------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2001

                           DELAWARE GROUP PREMIUM FUND

                               1818 Market Street
                             Philadelphia, PA 19103

         Delaware Group Premium Fund ("Premium Fund" or the "Trust") is a diversified, open-end management investment company that is intended to meet a wide range of investment objectives with its separate Portfolios ("Series"). Each Series is in effect a separate fund issuing its own shares. Each Series offers Standard Class shares and Service Class shares.

         The shares of the Trust are sold only to separate accounts of life insurance companies ("life companies"). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies ("variable contracts"). The separate accounts invest in shares of the various Series in accordance with allocation instructions received from contract owners.

             This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses of the Trust dated May 1, 2001, as they may be amended from time to time. It should be read in conjunction with the prospectuses for the variable contracts and the Trust. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Trust's Prospectuses. The Trust's Prospectuses may be obtained by writing or calling your investment dealer or by contacting the Series' national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103. The Trust's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part
B. The Annual Reports can be obtained, without charge, by calling 800-523-1918.

TABLE OF CONTENTS                      Page                                                                      Page
Investment Objectives and Policies       1      Taxes                                                             55
Accounting and Tax Issues               37      Investment Management Agreements and Sub-Advisory Agreements      56
Performance Information                 42      Officers and Trustees                                             63
Trading Practices and Brokerage         50      General Information                                               71
Offering Price                          53      Financial Statements                                              73
Dividends and Realized Securities               Appendix A--Description of Ratings                                74
       Profits Distributions            54


INVESTMENT OBJECTIVES AND POLICIES

         The investment objectives of the Series are below. There can be no assurance that the objectives of any Series will be realized.

         Balanced Series (formerly Delaware Balanced Series) seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remaining primarily in equity securities. This Series has the same objective and investment disciplines as Delaware Balanced Fund, a separate fund in the Delaware Investments family.

         Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities.

         Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. This Series has the same objective and investment disciplines as Delaware Cash Reserve Fund, a separate fund in the Delaware Investments family.

         Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities. Under normal conditions, the Series intends to invest at least 65% of its total assets in convertible securities, which may include privately placed convertible securities. In pursuit of its investment objective, the Series may invest the balance of its assets in, among other things, preferred and common stock, U.S. government securities, non-convertible fixed income securities and money market securities.

         Devon Series seeks total return. The Series will seek to achieve its objective by investing primarily in common stocks that the investment manager believes have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency. This Series has the same objective and investment disciplines as Delaware Devon Fund, a separate fund in the Delaware Investments family.

         Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity series of issuers located in emerging countries. The Series is an international fund. As such, under normal market conditions, at least 65% of the Series' assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three countries that are considered to be emerging or developing. This Series has the same objective and investment disciplines as Delaware Emerging Markets Fund, a separate fund in the Delaware Investments family.

         Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. This Series is a global fund, as such, at least 65% of the Series' assets will be invested in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. This Series has the same objective and investment disciplines as Delaware Global Bond Fund, a separate fund in the Delaware Investments family.

         Growth and Income Series seeks capital appreciation with current income as a secondary objective. This Series has the same objective and investment disciplines as Delaware Growth and Income Fund, a separate fund in the Delaware Investments family, in that it invests generally, but not exclusively, in common stocks and income-producing securities convertible into common stocks, consistent with the Series' objective.

         Growth Opportunities Series (formerly DelCap Series) seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. This Series has the same objective and investment disciplines as Delaware Growth Opportunities Fund, a separate fund in the Delaware Investments family, in that it invests in common stocks and other securities including, but not limited to, convertible securities, warrants, preferred stocks, bonds and foreign securities, consistent with the Series' objective.

         High Yield Series (formerly Delchester Series) seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. These are commonly known as junk bonds. An investment in the Series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds.

         International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. This Series has the same objective and investment disciplines as Delaware International Equity Fund, a separate fund in the Delaware Investments family, in that it invests in a broad range of equity securities of foreign issuers including common stocks, preferred stocks, convertible securities and warrants, consistent with the Series' objective.

         REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objective by investing in securities of companies primarily engaged in the real estate industry. This Series has the same objective and investment discipline as Delaware REIT Fund, a separate fund in the Delaware Investments family, which also invests in securities of companies primarily engaged in the real estate industry.

         Select Growth Series (formerly Aggressive Growth Series) seeks long-term capital appreciation which the Series attempts to achieve by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth. This Series has the same objective and investment discipline as Delaware Select Growth Fund, a separate fund in the Delaware Investments family.

         Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. This Series has the same objective and investment disciplines as Delaware Small Cap Value Fund, a separate fund in the Delaware Investments family.

         Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. This Series has the same objective and investment disciplines as Delaware Social Awareness Fund, a separate fund in the Delaware Investments family.

         Strategic Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. In addition, the Series may invest in U.S. equity securities. This Series has the same objective and investment disciplines as Delaware Strategic Income Fund, a separate fund in the Delaware Investments family.

         Technology and Innovation Series seeks to provide long-term capital growth by investing in securities of companies believed to benefit from technological advances and innovations. This Series has the same objective and investment disciplines as Delaware Technology and Innovation Fund, a separate fund in the Delaware Investments family.

         Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. This Series has the same objective and investment disciplines as Delaware Trend Fund, a separate fund in the Delaware Investments family.

         U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its investment objective by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. This Series has the same objective and investment disciplines as Delaware U.S. Growth Fund, a separate fund in the Delaware Investments family.


INVESTMENT RESTRICTIONS

         Fundamental Investment Restrictions -- The Trust has adopted the following restrictions for each Series which cannot be changed without approval by the holders of a "majority" of the respective Series' outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Series purchases securities.

         Each Series may not:

         1. With respect to each Series, except the REIT Series, make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. The REIT Series will concentrate its investments in the real estate industry. The REIT Series otherwise may not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. In addition, the Cash Reserve Series may concentrate its investments in bankers' acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by Standard & Poor's ("S&P") or P-2 or better by Moody's Investors Service, Inc. ("Moody's").

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Series from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         Non-fundamental Investment Restrictions - - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Series will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         1. The Series are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, none of the Series, may operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. A Series may not invest more than 15% (in the case of Convertible Securities, High Yield, REIT, Select Growth, Technology and Innovation and U.S. Growth Series) and 10% (in the case of Balanced Series, Capital Reserves Series, Cash Reserve Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, International Equity Series, REIT Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, and U.S. Growth Series) of respective net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Series has valued the investment. In order to assure that each Series has sufficient liquidity, no Series may invest more than 10% of its net assets in illiquid assets (except Convertible Securities, High Yield, REIT, Select Growth, Technology and Innovation and U.S. Growth Series, which may invest up to 15% of their net assets in illiquid securities).

         Each Series (other than High Yield, Select Growth, Strategic Income, Devon, Emerging Markets, Convertible Securities, Social Awareness, REIT, Technology and Innovation and U.S. Growth Series) may not:

         1. Invest more than 5% of the value of its assets in securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities). This restriction shall apply to only 75% of the assets of Growth Opportunities, International Equity, Small Cap Value and Trend Series and to only 50% of the assets of Global Bond Series.

         2. Purchase more than 10% of the voting securities of any company, or invest in any company for the purpose of exercising control or management.

         3. Purchase or retain securities of a company which has an officer or trustee who is an officer or trustee of the Trust, or an officer or director/trustee of its investment manager if such persons, each owning beneficially more than 1/2 of 1% of the shares of the company, own in the aggregate more than 5% thereof.

         4. Purchase any security issued by any other investment company (except in connection with a merger, consolidation or offer of exchange) if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of a Series' assets or (c) own securities of investment companies having an aggregate value in excess of 10% of a Series' assets. Any such purchase shall be at the customary brokerage commission. The limitations set forth in this restriction do not apply to purchases by International Equity Series of securities issued by closed-end investment companies, all of which must be at the customary brokerage commission.

         5. Make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude a Series' purchase of securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein, including real estate investment trusts.)

         6. Purchase securities on margin, make short sales of securities or maintain a net short position (except that a Series may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities). This restriction shall not prohibit the Series from satisfying margin requirements with respect to futures transactions.

         7. Invest in interests in oil, gas or other mineral exploration or development programs, commodities or commodities contracts. This restriction shall not prohibit Balanced, Capital Reserves, Growth Opportunities, International Equity, Small Cap Value and Trend Series from entering into futures contracts or options thereon, to the extent that not more than 5% of its assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% (25% in the case of Growth Opportunities Series) of the Series' assets.

         8. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Series have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Series' assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Series shall, within three days thereafter (not including Sunday and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. A Series will not pledge more than 15% of its net assets. A Series shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

         9. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with each Series' investment objective and policies are considered loans and except that each Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         10. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies. This investment restriction shall not apply to the Growth Opportunities, Small Cap Value and Trend Series.

         11. Invest more than 25% of its total assets in any particular industry, except that a Series may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, certificates of deposit and bankers' acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by S&P or P-2 or better by Moody's.

         12. Act as an underwriter of securities of other issuers, except that a Series may acquire restricted or not readily-marketable securities under circumstances where, if such securities are sold, a Series might be deemed to be an underwriter for the purposes of the 1933 Act.

         13. Invest in warrants valued at lower of cost or market exceeding 5% of a Series' net assets. Included within that amount, but not to exceed 2% of a Series' net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange. This restriction shall not apply to International Equity Series.

         14. The Money Market Series will not invest more than 25% of its assets in foreign banks which are subject to the same regulation as United States banks or to foreign branches of United States banks where such a bank is liable for the obligations of the branch.

         While such Series are permitted under certain circumstances to borrow money, they do not normally do so. No investment securities will be purchased while a Series has an outstanding borrowing. The Trust has undertaken, for so long as required by California Regulatory Authority and so long as insurance policy premiums or proceeds of contracts sold in California are used to purchase Trust shares, each Series will not borrow money in excess of 25% of the value of its net assets.

         In addition, the Global Bond Series will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days and other illiquid assets. Securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent valuation are included in the category of illiquid assets.

         Strategic Income, Devon, Emerging Markets, Convertible Securities and Social Awareness Series may not:

         1. Each such Series, other than Emerging Markets Series, will not with respect to 75% of its total assets, purchase the securities of any issuer (other than those of other investment companies or of the U.S. government or its agencies or instrumentalities), if immediately thereafter the Series would (a) have more than 5% of the value of its total assets in the securities of such issuer or (b) own more than 10% of the outstanding voting securities of such issuer.

         2. Invest 25% or more of its total assets in any one industry provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

         3. Make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements), whether or not the purchase was made upon the original issuance of the securities, and except that each Series may loan its assets to qualified broker/dealers or institutional investors.

         4. Engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Series might be deemed to be an underwriter under the 1933 Act. No limit is placed on the proportion of the Series' assets which may be invested in such securities.

         5. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act or any rule or order thereunder or interpretation thereof. Subject to the foregoing, each Series may engage in short sales, purchase securities on margin, and write put and call options.

         6. Purchase or sell physical commodities or physical commodity contracts, including physical commodity option or futures contracts in a contract market or other futures market.

         7. Purchase or sell real estate; provided that the Series may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         High Yield Series may not:

         1. Invest in any company for the purpose of exercising control or management.

         2. Purchase or retain securities of a company which has an officer or Trustee who is an officer or Trustee of the Trust, or an officer or Trustee of its investment manager if such persons, each owning beneficially more than 1/2 of 1% of the shares of the company, own in the aggregate more than 5% thereof.

         3. Purchase any security issued by any other investment company (except in connection with a merger, consolidation or offer of exchange) if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of the Series' assets or (c) own securities of investment companies having an aggregate value in excess of 10% of the Series' assets. Any such purchase shall be at the customary brokerage commission.

         4. Make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude the Series' purchase of securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein, including real estate investment trusts.)

         5. Purchase securities on margin, make short sales of securities or maintain a net short position (except that the Series may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities). This restriction shall not prohibit the Series from satisfying margin requirements with respect to futures transactions.

         7. Invest in interests in oil, gas or other mineral exploration or development programs.

         8. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Series has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Series' assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Series shall, within three days thereafter (not including Sunday and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Series will not pledge more than 15% of its net assets. The Series shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

         9. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with the Series' investment objective and policies are considered loans and except that the Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for its use relating to short sales or other security transactions.

         10. Invest more than 25% of its total assets in any particular industry, except that the Series may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, certificates of deposit and bankers' acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by S&P or P-2 or better by Moody's.

         11. Act as an underwriter of securities of other issuers, except that the Series may acquire restricted or not readily-marketable securities under circumstances where, if such securities are sold, the Series might be deemed to be an underwriter for the purposes of 1933 Act.

         The REIT Series may not:

         1. The Series will concentrate its investments in the real estate industry. The Series may not invest more than 25% of its total assets in any other single industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

         2. Make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements and loan participations), whether or not the purchase was made upon the original issuance of the securities, and except that the Series may loan its assets to qualified broker/dealers or institutional investors.

         3. Engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Series might be deemed to be an underwriter under the 1933 Act. No limit is placed on the proportion of the Series' assets which may be invested in such securities.

         4. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act or any rule or order thereunder or interpretation thereof. Subject to the foregoing, the Series may engage in short sales, purchase securities on margin, and write put and call options.

         5. Purchase or sell physical commodities or physical commodity contracts, including physical commodity option or futures contracts in a contract market or other futures market.

         6. Purchase or sell real estate; provided, that the Series may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein; provided further, that the Series may own real estate directly as a result of a default on securities the Series owns.

         7. Invest for the purpose of acquiring control of any company.

         8. To the extent that the Series invests in securities of other investment companies, it will only do so in accordance with the provisions of the Investment Company Act in effect at the time of the investment.

         9. Invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         10. Purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities. This restriction does not apply to the purchase of futures or options contracts.

Equity Securities
         Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Series invests will cause the net asset value of the Series to fluctuate.

Money Market Instruments
         The Capital Reserves Series may, from time to time, invest all or part of its available assets in money market instruments maturing in one year or less. Cash Reserve Series will invest all of its available assets in instruments which have a remaining maturity of 13 months or less at the time of acquisition and which will otherwise meet the maturity, quality and diversification conditions with which taxable money market funds must comply. The types of instruments which these Series may purchase are described below:

         1. U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and bonds.

         2. U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         3. Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars, and certificates and issues of domestic savings and loan associations of one billion dollars in assets whose deposits are insured by the Federal Deposit Insurance Corporation. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Series to a greater risk of loss. The Series will only buy short-term instruments in nations where these risks are minimal. The Series will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Series. Either Series may invest more than 25% of its assets in foreign banks except that this limitation shall not apply to United States branches of foreign banks which are subject to the same regulations as United States banks or to foreign branches of United States banks where such a bank is liable for the obligations of the branch. This policy may be changed by the Board of Trustees without shareholder approval.

         Cash Reserve Series is subject to certain maturity, quality and diversification conditions applicable to taxable money market funds. Thus, if a bank obligation or, as relevant, its issuer is considered to be rated at the time of the proposed purchase, it or, as relevant, its issuer must be so rated in one of the two highest rating categories by at least two nationally-recognized statistical rating organizations or, if such security or, as relevant, its issuer is not so rated, the purchase of the security must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         4. Commercial Paper--Short-term promissory notes issued by corporations which at the time of purchase are rated A-2 or better by S&P or P-2 or better by Moody's or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board of Trustees or, if not rated, issued or guaranteed by a corporation with outstanding debt rated AA, Aa or better by S&P or Moody's. Cash Reserve Series invests in commercial paper in accordance with the restrictions set forth in the Prospectuses.

         5. Short-term Corporate Debt--In addition to the other debt securities described in the Prospectuses, corporate notes, bonds and debentures which at the time of purchase are rated AA or better by S&P or Aa or better by Moody's or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board of Trustees, provided such securities have one year or less remaining to maturity. Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues. Cash Reserve Series invests in corporate notes, bonds and debentures in accordance with the restrictions set forth in the Prospectuses.

         The ratings of S&P, Moody's and other rating services represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Series will further evaluate these securities. See Appendix A--Description of Ratings.

Additional Information on the Cash Reserve Series
         Cash Reserve Series intends to achieve its objective by investing its assets in a diversified portfolio of money market instruments. See Money Market Instruments above and Appendix A--Description of Ratings.

         The Series maintains its net asset value at $10 per share by valuing its securities on an amortized cost basis. See Offering Price. The Series maintains a dollar weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 13 months. In addition, the Series limits its investments, including repurchase agreements, to those instruments which the Board of Trustees determines present minimal credit risks and which are of high quality. The Series may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average maturity if it deems such actions appropriate to maintain a stable net asset value. While the Series will make every effort to maintain a fixed net asset value of $10 per share, there can be no assurance that this objective will be achieved.

         While the Series intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, it may attempt, from time to time, to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Series' right to borrow to facilitate redemptions may reduce but does not guarantee a reduction in the need for such sales. The Series will not purchase new securities while any borrowings are outstanding. See Dividends and Realized Securities Profits Distributions and Taxes for effect of any capital gains distributions.

         A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Series invests. In the event of an increase in current interest rates, a national credit crisis or if one or more of the issuers became insolvent prior to the maturity of the instruments, principal values could be adversely affected. Investments in obligations of foreign banks and of overseas branches of U.S. banks may be subject to less stringent regulations and different risks than those of U.S. domestic banks. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Series' operating expenses.

Average Weighted Maturity
         The Capital Reserves Series ordinarily maintains its average dollar weighted portfolio maturity within the five to seven year range, but not in excess of ten years. However, many of the securities in which the Series invests will have remaining maturities in excess of seven years. The Series may purchase individual securities with a remaining maturity of up to 15 years.

         Some of the securities in the Series' portfolio may have periodic interest rate adjustments based upon an index such as the 91-day Treasury Bill rate. This periodic interest rate adjustment tends to lessen the volatility of the security's price. With respect to securities with an interest rate adjustment period of one year or less, the Series will, when determining average weighted maturity, treat such a security's maturity as the amount of time remaining until the next interest rate adjustment.

         Instruments such as GNMA, FNMA and FHLMC securities and similar securities backed by amortizing loans generally have shorter effective maturities than their stated maturities. This is due to changes in amortization caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical payment patterns. For purposes of determining the Series' average weighted maturity, the maturities of such securities will be calculated based upon the issuing agency's payment factors using industry-accepted valuation models.

Asset-Backed Securities
         The Capital Reserves, Balanced, Cash Reserve, Strategic Income and Devon Series may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases (i.e., receivables on loans to car dealers for cars used in their showrooms) or other loans or financial receivables currently available or which may be developed in the future. For the Capital Reserves, Delaware, Strategic Income and Devon Series, all such securities must be rated in one of the four highest rating categories by a reputable rating agency (e.g., BBB or better by S&P or Baa or better by Moody's). It is the Cash Reserve Series' current policy to limit asset-backed investments to those rated in the highest rating category by a reputable rating agency (e.g., AAA by S&P or Aaa by Moody's) and represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Mortgage-Backed Securities
         The Capital Reserves, Balanced, Strategic Income, Devon and REIT Series may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Series may invest in such private-backed securities, but the REIT Series will do so (i) only if the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) currently, only if they are rated at the time of purchase in the two highest grades by a nationally-recognized statistical rating agency.

         The Balanced, Capital Reserves, Devon and Strategic Income each may invest up to 20% of its total assets in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities may be made only if the securities (i) are rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Baa or better by Moody's) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.

REITs

         The REIT Series invests in, and the Balanced, Devon, Strategic Income and Technology and Innovation Series may invest in REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and/or to maintain exemptions from the 1940 Act.

         The Series' investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

         REITs (especially mortgage REITs) are also subject to interest rate risks -- when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Convertible, Debt and Non-Traditional Equity Securities

         In addition to the Convertible Securities Series, the Balanced, Devon, Emerging Markets, REIT, Select Growth, Social Awareness, Strategic Income, Technology and Innovation and U.S. Growth Series may invest in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities rank ahead of common stock in a corporation's capital structure and therefore entail less risk than the corporation's common stock. However, convertible securities typically rank behind non-convertible securities of the same issuer. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. A convertible security's price depends on both its "investment value" (its value with the conversion privilege), and its "conversion value" (its market value if it were exchanged for the underlying security according to its conversion privilege). When a convertible security's investment value is greater than its conversion value, its price will primarily reflect its investment value. In this scenario, price will probably be most affected by interest rate changes, increasing when interest rates fall and decreasing when interest rates rise, similar to a fixed-income security. Additionally, the credit standing of the issuer and other factors may also have an effect on the convertible security's value. Conversely, when the conversion value approaches or exceeds the investment value, the price of the convertible security will rise above its investment value. The higher the convertible security's price relative to its investment value, the more direct the relationship between the changes in its price and changes in the price of the underlying equity security.

         A convertible security's price will typically provide a premium over the conversion value. This represents the additional price investors are willing to pay for a security that offers income, ranks ahead of common stock in a company's capital structure and also has the possibility of capital appreciation due to the conversion privilege.

         Because a convertible security has fixed interest or dividend payments, when the underlying stock declines, the convertible security's price is increasingly determined by its yield. For this reason, the convertible security may not decline as much as the underlying common stock. The extent of the price decline will also depend on the amount of the premium over its conversion value.

         Common stock acquired upon conversion of a convertible security will generally be held for so long as the investment manager anticipates such stock will provide the Series with opportunities which are consistent with the Series' investment objectives and policies.

         The Series may invest in convertible debentures without regard to rating categories. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

         The Series may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Series' ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Series to obtain accurate market quotations for purposes of pricing the Series' portfolio and calculating its net asset value. The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's and S&P to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.

         In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.

         These Series may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         The Series may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock. An investment in such securities may involve additional risks. Unlike conventional convertible securities, enhanced convertible securities do not usually have a fixed maturity (par) value. Rather, such securities generally provide only for a mandatory conversion into cash or common stock. As a result, a Series risks loss of principal if the cash received or the price of the underlying common stock at the time of conversion is less than the price paid for the enhanced convertible security. Such securities may be more or less liquid than conventional convertible securities or non-convertible debt securities.

Private Placements
         Private placement securities are securities which have not been registered with the SEC and which are usually only sold to large, institutional investors. For various reasons, an issuer may prefer or be required as a practical matter to obtain private financing. Adverse conditions in the public securities markets may preclude a public offering of an issuer's securities. An issuer is often willing to provide more attractive features in securities issued privately, because it has avoided the expense and delay involved in a public offering. Private placements of debt securities have frequently resulted in higher yields and restrictive covenants that provide greater protection for the purchaser, such as longer call or refunding protection than would typically be available with publicly offered securities of the same type. Securities acquired through private placements may also have special features not usually characteristic of similar securities offered to the public, such as contingent interest or warrants for the purchase of the issuer's stock.

         What portion of the Convertible Securities Series' portfolio is invested in convertible securities purchased in private placements depends upon the relative attractiveness of those securities compared to convertible securities, which are publicly offered. Ordinarily, the Series expects that 50% of its portfolio may be invested in convertible securities purchased in private placements, but the percentage may be substantially greater or less than 50%, depending upon prevailing market conditions.

         The Series anticipates that substantially all of the private placements it purchases will be subject to Rule 144A under the 1933 Act and therefore, may be traded freely among qualified institutional buyers. Subject to procedures approved by the Series' Board of Trustees, Rule 144A securities may be treated as liquid and therefore not subject to the Series' 15% limitation on illiquid securities. The private placements the Series purchases will typically include registration rights for the convertible security and the underlying common stock. This requires the underlying common stock to be registered with the SEC, generally filed within one year of the private placement, consequently allowing us to trade the underlying common stock upon conversion. Such trading may be subject to certain contractual or legal restrictions.

Zero Coupon Bonds and Pay-In-Kind Bonds
         The Global Bond, Strategic Income, Convertible Securities and REIT Series may invest in zero coupon bonds. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. The Series have qualified as regulated investment companies under the Code. Accordingly, during periods when the Series receive no interest payments on their zero coupon securities, they will be required, in order to maintain their desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

         The Strategic Income Series may invest in pay-in-kind ("PIK") bonds. PIK bonds pay interest through the issuance to holders of additional securities. PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences similar to zero coupon bonds which could, under certain circumstances, be adverse to the Series.

Interest Rate and Index Swaps
         Balanced Series and Strategic Income Series may invest in interest rate and index swaps to the extent consistent with their respective investment objectives and strategies. Capital Reserves Series and Global Bond Series may invest in interest rate swaps to the extent consistent with their respective investment objectives and strategies. A Series will only invest in swaps in which all the reference rates are related to or derived from instruments or markets in which the Series is otherwise eligible to invest, and subject to the investment limitations on the instruments to which the purchased reference rate relates.

         Swaps are agreements to exchange payment streams over a period of time with another party, called a counterparty. Each payment stream is based on a specified rate, which could be a fixed or variable interest rate, the rate of return on an index, or some other reference rate. The payment streams are calculated with reference to a hypothetical principal amount, called the notional principal or the notional amount. For example, in an interest rate swap one party may agree to pay a fixed interest rate to a counterparty and to receive in return variable interest rate payments from the counterparty. The amount that each party pays is calculated by multiplying the fixed and variable rates, respectively, by the notional amount. The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction; it is used only to calculate the value of the payment streams.

         When two counterparties each wish to swap interest rate payments, they typically each enter into a separate interest rate swap contract with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly. The broker/dealer intermediary enters into numerous transactions of this sort, and attempts to mange its portfolio of swaps so as to match and offset its payment receipts and obligations.

         The typical minimum notional amount is $5 million. Variable interest rates are usually set by reference to the London Inter-Bank Offered Rate (LIBOR). The typical maximum term of an interest rate swap agreement ranges from one to twelve years. Index swaps tend to be shorter term, often for one year. The investment manager presently intends to purchase swaps with maturities of six to twelve months, and in no event greater than two years.

         The Balanced and Strategic Income Series may also engage in index swaps, also called total return swaps. In an index swap, a Series may enter into a contract with a counterparty in which the counterparty will make payments to the Series based on the positive returns of an index, such as a corporate bond index, in return for the Trust paying to the counterparty a fixed or variable interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, the Series is purchasing exposure to an index in the amount of the notional principal in return for making interest rate payments on the notional principal. As with interest rate swaps, the notional principal does not actually change hands at any point in the transaction. The counterparty, typically an investment bank, manages its obligations to make total return payments by maintaining an inventory of the fixed income securities that are included in the index.

         Swap transactions provide several benefits to the Series. Interest rate swaps may be used as a duration management tool. Duration is a measure of a bond's interest-rate sensitivity, expressed in terms of years because it is related to the length of time remaining on the life of a bond. In general, the longer a bond's duration, the more sensitive the bond's price will be to changes in interest rates. The average duration of a fund is the weighted average of the durations of the fund's fixed income securities.

         If a Series wishes to shorten the duration of certain of its assets, longer term assets could be sold and shorter term assets acquired, but these transactions have potential tax and return differential consequences. By using an interest rate swap, the Series could agree to make semi-annual fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months. The duration of the floating rate payments received by the fund will now be six months. In effect, a Series has reduced the duration of the notional amount invested from a longer term to six months over the life of the swap agreement.

         The Series may also use swaps to gain exposure to specific markets. For example, suppose bond dealers have particularly low inventories of corporate bonds, making it difficult for a fixed income fund to increase its exposure to the corporate bond segment of the market. It is generally not possible to purchase exchange-traded options on a corporate bond index. A Series could replicate exposure to the corporate bond market, however, by engaging in an index swap in which the Series gains exposure to a corporate bond index in return for paying a LIBOR-based floating interest rate.

         Other uses of swaps could help permit the Series to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities the Series anticipates purchasing at a later date. Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

         The primary risk of swap transactions is the creditworthiness of the counterparty, since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often referred to as counterparty risk. If there is a default by a counterparty in a swap transaction, the Series' potential loss is the net amount of payments the Series is contractually entitled to receive for one payment period (if any - the Series could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction. The Series will have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that the Series would be successful in pursuing them -- the counterparty may be judgement proof due to insolvency, for example. The Series thus assume the risk that they will be delayed or prevented from obtaining payments owed to them. The standard industry swap agreements do, however, permit the Series to terminate a swap agreement (and thus avoid making additional payments) in the event that a counterparty fails to make a timely payment to the Series.

         In response to this counterparty risk, several securities firms have established separately capitalized subsidiaries that have a higher credit rating, permitting them to enter into swap transactions as a dealer. The Series will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

         In addition to counterparty risk, the use of swaps also involves risks similar to those associated with ordinary portfolio security transactions. If the portfolio manager is incorrect in his or her forecast of market values or interest rates, the investment performance of a Series which has entered into a swap transaction could be less favorable than it would have been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount the Series might theoretically be required to pay in a swap transaction.

         In order to ensure that a Series will only engage in swap transactions to the extent consistent with its investment objectives and strategies, the Series will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities, instruments or markets that are otherwise eligible investments for the Series. Similarly, the extent to which the Series may invest in a swap, as measured by the notional amount, will be subject to the same limitations as the eligible investments to which the purchased reference rate relates.

         A Series will, consistent with industry practice, segregate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the net amount of the excess, if any, of the Series' payment obligations over its entitled payments with respect to each swap contract. To the extent that the Series is obligated by a swap to pay a fixed or variable interest rate, the Series may segregate securities that are expected to generate income sufficient to meet the Series' net payment obligations. For example, if a Series holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make increased payments if interest rates rise, which will not be necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

         There is not a well developed secondary market for interest rate or index swaps. Most interest rate swaps are nonetheless relatively liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price. Most index swaps, on the other hand, are considered to be illiquid because the counterparty/dealer will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). A Series will therefore treat all swaps as subject to its limitation on illiquid investments. For purposes of calculating these percentage limitations, a Series will refer to the notional amount of the swap.

         Swaps will be priced using fair value pricing. The income provided by a swap should be qualifying income for purposes of Subchapter M of the Internal Revenue Code. Swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M.

When-Issued, "When, As and If Issued" and Delayed Delivery Securities and Forward Commitments
         Consistent with their respective objectives, the Series may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. The Series may also purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place a month or more after the date of the commitment. A Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

         While the Series will only purchase securities on a when-issued, "when, as and if issued," delayed delivery or forward commitment basis with the intention of acquiring the securities, the Series may sell the securities before the settlement date if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Series makes the commitment to purchase or sell securities on a when-issued, "when, as and if issued," delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

Liquidity and Rule 144A Securities
         In order to assure that each Series has sufficient liquidity, no Series may invest more than 10% of its net assets in illiquid assets (except Convertible Securities, High Yield, REIT, Select Growth, Technology and Innovation, and U.S. Growth Series, which may invest up to 15% of their net assets in illiquid securities). For all Series, other than the Convertible Securities, Emerging Markets, Global Bond, High Yield, International Equity, REIT, Select Growth, Small Cap Value, Strategic Income, Technology and Innovation, Trend, and U.S. Growth Series, this policy shall extend to all restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") (described below), and repurchase agreements maturing in more than seven days. With respect to the Convertible Securities, Emerging Markets, Global Bond, High Yield, International Equity, REIT, Select Growth, Small Cap Value, Strategic Income, Technology and Innovation, Trend and U.S. Growth Series and subject to the following paragraphs, this policy shall not limit the acquisition of securities purchased in reliance upon Rule 144A of the 1933 Act. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Series. Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity of a Series to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

         While maintaining oversight, the Board of Trustees has delegated to the respective investment manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the 10% limitation on investments in illiquid assets (15% in the case of Convertible Securities, High Yield, REIT, Select Growth, Technology and Innovation and U.S. Growth Series). The Board has instructed the managers to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the respective manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the applicable Series' holdings of illiquid securities exceed the Series' 10% limit on investment in such securities (15% in the case of Convertible Securities, High Yield, REIT, Select Growth, Technology and Innovation and U.S. Growth Series), the respective manager will determine what action shall be taken to ensure that the Series continues to adhere to such limitation.

Repurchase Agreements
         Each Series may, from time to time, enter into repurchase agreement transactions which are at least 102% collateralized by U.S. government securities, except that the International Equity, Global Bond and Emerging Markets Series may accept as collateral any securities in which such Series may invest. Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Series will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security. Such transactions afford an opportunity for the Series to invest temporarily available cash. The Series' risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the investment managers believe that, barring extraordinary circumstances, the Series will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Series consider the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Series will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 to allow the funds in the Delaware Investments family jointly to invest cash balances. Each Series of the Trust (other than International Equity, Global Bond and Emerging Markets Series) may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Portfolio Loan Transactions
         Each Series, except for Cash Reserve Series, may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Series' respective investment manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Trust from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Series; 3) the Series must be able to terminate the loan after notice, at any time; 4) the Series must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Series may pay reasonable custodian fees in connection with the loan; 6) the voting rights on the lent securities may pass to the borrower; however, if the Trustees of the Trust know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the Trustees to vote the proxy.

         The major risk to which a Series would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Series will only enter into loan arrangements after a review of all pertinent facts by the Series' respective investment manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Series' respective investment manager.

Foreign Securities
         To the extent that each Series is authorized and intends to invest in foreign securities, investors should recognize that investing in securities of foreign issuers involves certain considerations, including those described in the Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Series may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Series will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain of the Series permit them to enter into forward foreign currency exchange contracts and various related currency transactions in order to hedge the Series' holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Series. Payment of such interest equalization tax, if imposed, would reduce such Series' rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Series by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986 (the "Code"), as amended, and the Treasury

Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts a Series may make or enter into will be subject to the special currency rules described above.

         Supranational Entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Bank for Reconstruction and Development, the European Investment Bank, the Inter-American Development Bank, the Export-Import Banks, the Nordic Investment Bank and the Asian Development Bank.

         Emerging Markets. Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors (such as the Series) are subject to a variety of restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which a Series invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, Delaware International Advisers Ltd. ("Delaware International") does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which a Series may invest have historically experienced and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         With respect to investment in debt issues of foreign governments, including Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

         The issuers of the emerging market country government and government-related high yield securities in which a Series may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which a Series may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         Depositary Receipts. Each Series (other than Cash Reserve Series) may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

Foreign Currency Transactions
         In connection with a Series' investment in foreign securities, a Series may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Series will account for forward contracts by marking to market each day at daily exchange rates.

         When a Series enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of that Series' assets denominated in such foreign currency, the Series' custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Series in an amount not less than the value of such Series' total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments with respect to such contracts.

Futures Contracts and Options on Futures Contracts

         Futures Contracts--Each of Balanced, Capital Reserves, Convertible Securities, Devon, Emerging Markets, Global Bond, Growth Opportunities, International Equity, REIT, Select Growth, Small Cap Value, Social Awareness, Strategic Income, Technology and Innovation, Trend and U.S. Growth Series may enter into futures contracts relating to securities, securities indices (stocks and stock indices, in the case of Balanced and Growth Opportunities Series) or interest rates (except in the case of Growth Opportunities Series). In addition, Convertible Securities, Devon, Emerging Markets, Global Bond, Growth

Opportunities, International Equity, Social Awareness, Strategic Income, Technology and Innovation and Trend Series may enter into foreign currency futures contracts. (Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts and foreign currency futures contracts are collectively referred to as "futures contracts.") Such investment strategies will be used as a hedge and not for speculation.

         Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Series' current or intended investments from broad fluctuations in stock or bond prices. For example, a Series may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Series' securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Series is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Series intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

         Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Series' current or intended investments in fixed-income securities. For example, if a Series owned long-term bonds and interest rates were expected to increase, that Series might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Series' portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Series to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Series' interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Series from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Series could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Series' cash reserve could then be used to buy long-term bonds on the cash market.

         Convertible Securities, Emerging Markets, Global Bond, International Equity, Strategic Income, and Technology and Innovation Series may each purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each of Convertible Securities, Emerging Markets, Global Bond, International Equity, Strategic Income, and Technology and Innovation Series may sell futures contracts on a foreign currency, for example, when a Series holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Series' loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, each of Convertible Securities, Emerging Markets, Global Bond, International Equity, Strategic Income, and Technology and Innovation Series could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Series purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Series will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The Series may also engage in currency "cross hedging" when, in the opinion of the Series' investment manager, the historical relationship among foreign currencies suggests that a Series may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

         Options on Futures Contracts--Each of Balanced, Capital Reserves, Convertible Securities, Devon, Emerging Markets, Global Bond, Growth Opportunities, International Equity, REIT, Small Cap Value, Select Growth, Social Awareness, Strategic Income, Technology and Innovation, Trend, and U.S. Growth Series may purchase and write options on the types of futures contracts that Series could invest in.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in the Series' portfolio. If the futures price at expiration of the option is below the exercise price, a Series will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Series' portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Series will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Series intends to purchase. If a put or call option a Series has written is exercised, the Series will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Series' losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The Series may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected marketwide decline or changes in interest or exchange rates, a Series could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. If the market decline does not occur, the Series will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Series will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Series could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Series will suffer a loss equal to the price of the call, but the securities which the Series intends to purchase may be less expensive.

Options on Foreign Currencies

         Convertible Securities, Emerging Markets, Global Bond, International Equity, REIT, Strategic Income, Technology and Innovation and U.S. Growth Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Series may purchase put options on the foreign currency. If the value of the currency does decline, the Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Series may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Series deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         The Series may write options on foreign currencies for the same types of hedging purposes. For example, where the Series anticipate a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, they could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against the anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased costs up to the value of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Series also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Each Series intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Series is "covered" if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Series' custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Series has a call on the same foreign currency and in the same principle amount as the call written where the exercise price of the call held (a) is equal to less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Series in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

         With respect to writing put options, at the time the put is written, a Series will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Series will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Series has purchased a closing put of the same series as the one previously written.

Options

         Each Series, except for Cash Reserve Series, may write call options and purchase put options on a covered basis only. Convertible Securities, Emerging Markets, Global Bond, International Equity, REIT, Select Growth, Technology and Innovation and U.S. Growth Series may also purchase call options. These Series also may enter into closing transactions with respect to such options transactions. No Series will engage in option transactions for speculative purposes.

         To the extent authorized to engage in option transactions, the Series may invest in options that are Exchange listed and Balanced, Convertible Securities, Devon, Emerging Markets, Global Bond, International Equity, REIT, Select Growth, Social Awareness, Technology and Innovation and U.S. Growth Series may also invest in options that are traded over-the-counter. The other Series reserve the right to invest in over-the-counter options upon written notice to their shareholders. Certain over-the-counter options may be illiquid. The Series will enter into an option position only if there appears to be a liquid market for such options. However, there can be no assurance that a liquid secondary market will be maintained. Thus, it may not be possible to close option positions and this may have an adverse impact on a Series' ability to effectively hedge its securities. The Balanced, Convertible Securities, Devon, Emerging Markets, Global Bond, International Equity, REIT, Select Growth, Social Awareness, Technology and Innovation and U.S. Growth Series will only enter into such options to the extent consistent with its limitation on investments in illiquid securities.

         A. Covered Call Writing--A Series may write covered call options from time to time on such portion of its portfolio, without limit, as the respective investment manager determines is appropriate in seeking to obtain the Series' investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Series, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Series of writing covered calls is that the Series receives a premium which is additional income. However, if the security rises in value, the Series may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to such options, the Series may enter into closing purchase transactions. A closing purchase transaction is one in which the Series, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Series to write another call option on the underlying security with either a different exercise price or expiration date or both. The Series may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized


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

appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Series will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         A Series will write call options only on a covered basis, which means that the Series will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Series would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. Options written by the Series will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Put Options--A Series may invest up to 2% of its total assets in the purchase of put options. The Series will, at all times during which it holds a put option, own the security covered by such option.

         A put option purchased by the Series gives it the right to sell one of its securities for an agreed price up to an agreed date. The Series intend to purchase put options in order to protect against a decline in market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Series to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Series will lose the value of the premium paid. A Series may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         The Series may sell a put option purchased on individual portfolio securities. Additionally, the Series may enter into closing sale transactions. A closing sale transaction is one in which a Series, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         C. Purchasing Call Options--Balanced, Capital Reserves, Convertible Securities, Emerging Markets, Global Bond, International Equity, REIT, Select Growth, Technology and Innovation and U.S. Growth Series may purchase call options to the extent that premiums paid by the Series do not aggregate more than 2% of the Series' total assets. When the Series purchases a call option, in return for a premium paid by the Series to the writer of the option, the Series obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the

Series may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         The Series may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Series will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Series will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although the Series will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Series may expire without any value to the Series.

         D. Options on Stock Indices--The Balanced, Convertible Securities, Devon, Emerging Markets, Global Bond, Growth Opportunities, International Equity, REIT, Select Growth, Small Cap Value, Social Awareness, Technology and Innovation, Trend, and U.S. Growth Series also may write call options and purchase put options on certain stock indices and enter into closing transactions in connection therewith. Balanced Series may also sell a put option purchased on stock indices. The Convertible Securities, Devon, Emerging Markets, Global Bond, International Equity, REIT, Select Growth, Social Awareness, Technology and Innovation and U.S. Growth Series also may purchase call options on stock indices and enter into closing transactions in connection therewith. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Series on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, Convertible Securities, Devon, Emerging Markets, Global Bond, Growth Opportunities, International Equity, REIT, Select Growth, Small Cap Value, Social Awareness, Technology and Innovation, Trend, and U.S. Growth Series may offset positions in stock index options prior to expiration by entering into a closing transaction on an Exchange or may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         The Series' ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Series' portfolio securities. Since the Series' portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Series bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on the Series' ability to effectively hedge its securities. The Series will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Series will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

         E. Writing Covered Puts--Balanced, Capital Reserves, Convertible Securities, REIT, Select Growth, Technology and Innovation and U.S. Growth Series may purchase or sell (write) put options on securities as a means of achieving additional return or of hedging the value of the Series' portfolio. A put option is a contract that gives the holder of the option the right to sell to the writer (seller), in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period. The Series will write only "covered" options. In the case of a put option written (sold) by the Series, the Series will maintain in a segregated account cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period.

         F. Closing Transactions-- If a Series has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that either a closing purchase or sale transaction can be effected when a Series so desires. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Series will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option.

         A Series will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Series will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Series. If a Series purchases a put option, the loss to the Series is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit a Series realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

Investment Company Securities
         Any investments that International Equity, Strategic Income, Emerging Markets, Select Growth and Social Awareness Series make in either closed-end or open-end investment companies (in the case of Emerging Markets, Select Growth and Social Awareness Series) will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Series may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of its total assets in the shares of any one investment company; nor (3) invest more than 10% of its total assets in shares of other investment companies. If a Series elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Emerging Markets and Social Awareness Series' investments in unregistered investment companies.

Securities of Companies in the Financial Services Industry
         Certain provisions of the federal securities laws permit investment portfolios to invest in companies engaged in securities-related activities only if certain conditions are met. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker, dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other securities the Series may purchase.

         The Technology and Innovation Series may also purchase securities (not limited to equity or debt individually) of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities if the following conditions are met: (1) immediately after the purchase of any securities issuer's equity and debt securities, the purchase cannot cause more than 5% of the Series' total assets to be invested in securities of that securities issuer; (2) immediately after a purchase of equity securities of a securities issuer, the Series may not own more than 5% of the outstanding securities of that class of the securities issuer's equity securities; and (3) immediately after a purchase of debt securities of a securities issuer, the Series may not own more than 10% of the outstanding principal amount of the securities issuer's debt securities.

         In applying the gross revenue test, an issuer's gross revenues from its own securities-related activities should be combined with its ratable share of the securities-related activities of enterprises of which it owns a 20% or greater voting or equity interest. All of the above percentage limitations are applicable at the time of purchase as well as the issuer's gross revenue test. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations must be made as though such warrant, right, or conversion privilege had been exercised.

         The following transactions would not be deemed to be an acquisition of securities of a securities-related business: (i) receipt of stock dividends on securities acquired in compliance with the conditions described above; (ii) receipt of securities arising from a stock-for-stock split on securities acquired in compliance with the conditions described above; (iii) exercise of options, warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible securities acquired in compliance with the conditions described above; (v) the acquisition of demand features or guarantees
(puts) under certain circumstances.

Unseasoned Companies
         Social Awareness Series may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Series may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

         In addition, as a matter of non-fundamental policy, Social Awareness Series will adhere to a Social Criteria strategy:

         Delaware Management Company ("Delaware Management"), the Series' investment manager, will utilize the Social Investment Database published by Kinder, Lyndberg, Domini & Company, Inc. ("KLD") in determining whether a company is engaged in any activity precluded by the Series' Social Criteria. The Social Investment Database reflects KLD's determination of the extent to which a company's involvement in the activities prohibited by the Social Criteria is significant enough to merit a concern or a major concern. Significance may be determined on the basis of percentage of revenue generated by, or the size of the operations attributable to, activities related to such Social Criteria, or other factors selected by KLD. The social screening undergoes continual refinement and modification.

         Pursuant to the Social Criteria presently in effect, the Series will not knowingly invest in or hold securities of companies which engage in:

         1. Activities which result or are likely to result in damage to the natural environment;

         2. The production of nuclear power, the design or construction of nuclear power plants, or the manufacture of equipment for the production of nuclear power;

         3. The manufacture of, or contracting for, military weapons;

         4. The liquor, tobacco or gambling industries; or

         5. Animal testing for cosmetic or personal care products.

         Because of its Social Criteria, the Series may not be able to take the same advantage of certain investment opportunities as do funds which do not have Social Criteria. Only securities of companies not excluded by any of the Social Criteria will be eligible for consideration for purchase by the Series according to its objective and policies described in the Prospectus.

         The Series will commence the orderly sale of securities of a company when it is determined by Delaware Management that such company no longer adheres to the Social Criteria. The Series will sell such securities in a manner so as to minimize any adverse affect on the Series' assets. Typically, such sales will be made within 90 days from the date of Delaware Management's determination, unless a sale within the 90 day period would produce a significant loss to the overall value of the Series' assets.

Lower-Rated Debt Securities
         Convertible Securities, Emerging Markets, High Yield, Strategic Income, and U.S. Growth Series may purchase high yield, high risk securities, commonly known as "junk bonds." These securities are rated lower than Baa by Moody's or lower than BBB by S&P and are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See Appendix A - Description of Ratings in this Part B.

         The market for lower-rated securities may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Series to value its portfolio securities and the Series' ability to dispose of these lower-rated debt securities.

         Since the risk of default is higher for lower-quality securities, the investment manager's and/or sub-adviser's research and credit analysis is an integral part of managing any securities of this type held by the Series. In considering investments for the Series, the investment manager and/or sub-adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The investment manager's and/or sub-adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

         The Series may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Mortgage Dollar Rolls
         U.S. Growth Series may enter into mortgage "dollar rolls" in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Dollar roll transactions consist of the sale by the Series of mortgage-backed securities, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Series being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Trust to buy a security. If the broker/dealer to whom the Series sells the security becomes insolvent, the Series' right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Series is required to repurchase may be worth less than the security that the Series originally held, and the return earned by the Series with the proceeds of a dollar roll may not exceed transaction costs. The Series will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Combined Transactions
         U.S. Growth Series may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment manager, it is in the best interests of the Series to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars
         U.S. Growth Series may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Series expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Series anticipates purchasing at a later date. The Series intends to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Series may be obligated to pay. Interest rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Series will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Series receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment manager and the Series believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Series will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment manager and/or sub-adviser. If there is a default by the counterparty, the Series may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments
         U.S. Growth Series may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Series might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Reverse Repurchase Agreements
         U.S. Growth Series is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the Series and its agreement to repurchase the security at a specified time and price. The Series will maintain in a segregated account with the Custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the Series; accordingly, the Series will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the Series creates leverage which increases the Series' investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Series' earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

"Roll" Transactions
         U.S. Growth Series may engage in "roll" transactions. A "roll" transaction is the sale of securities together with a commitment (for which the Series may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by the Series; accordingly, the Series will limit its use of these transactions, together with any other borrowings, to no more than one-fourth of its total assets. The Series will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the Series' aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Series temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of the Series' portfolio securities decline while the Series is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Series' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Variable and Floating Rate Notes
         Variable rate master demand notes, in which U.S. Growth Series may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. The Series will not invest over 5% of its assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between the Series and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Series may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Series will be determined by the Series' investment manager under guidelines established by the Series' Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Series' investment policies. In making such determinations, the investment manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Series, the Series may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Series to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Series could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of the Series' total assets only if such notes are subject to a demand feature that will permit the Series to demand payment of the principal within seven days after demand by the Series. If not rated, such instruments must be found by the Series' investment manager under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. See Appendix A for a description of the rating symbols of S&P and Moody's. The Series may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

Concentration
         In applying a Series' fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.


ACCOUNTING AND TAX ISSUES

         When a Series writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Series' assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Series has written expires on its stipulated expiration date, a Series recognizes a capital gain. If a Series enters into a closing purchase transaction with respect to an option which a Series has written, a Series realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Series has written is exercised, a Series realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Series for the purchase of a put option is recorded in the Series' assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Series has purchased expires on the stipulated expiration date, a Series realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Series exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

         Options on Certain Stock Indices--Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Convertible Securities, Devon, Emerging Markets, Global Bond, Growth Opportunities, International Equity, REIT, Select Growth, Small Cap Value, Social Awareness, Technology and Innovation, Trend, and U.S. Growth Series at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

         Other Tax Requirements--Each Series has qualified, or intends to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, a Series will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, a Series must meet certain specific requirements, including:

         (i) The Series must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Series' total assets, and, with respect to 50% of the Series' total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Series' total assets;

         (ii) The Series must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) The Series must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years, and

         (iv) The Series must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Series for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Series as a regulated investment company.

         The Code requires the Series to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Series) to you by December 31 of each year in order to avoid federal excise taxes. The Series intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, a Series must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Series will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--A Series is authorized to invest a limited amount in foreign securities. Such investments, if made, will have the following additional tax consequences to a Series:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Series accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Series actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Series' net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Series.

         If the Series' Section 988 losses exceed the Series' other net investment company taxable income during a taxable year, the Series generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions of federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Series shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Series shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require the Series to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under the Series' current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, the Series will be required to record a fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of the Series' foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Series may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of the Series at the end of its fiscal year are invested in securities of foreign corporations, the Series may elect to pass-through to you your pro rata share of foreign taxes paid by the Series. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by the Series) and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by the Trust at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by the Series). If the Series elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If the Series invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by the Series. In this case, these taxes will be taken as a deduction by the Series, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by the Series. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from the Series to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by the Series. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. This simplified procedure was not available until calendar year 1998.

         Investment in Passive Foreign Investment Company Securities--The Series may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Series receives an "excess distribution" with respect to PFIC stock, the Series itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Series to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Series held the PFIC shares. The Series itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Series taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Series. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Series distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Series may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Series generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Series' PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Series would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If the Series were to make this second PFIC election, tax at the Series level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by the Series (if any), the amounts distributable to you by the Series, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Series acquires shares in that corporation. While the Series will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by the Series, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce the Series' income available for distribution to you, and may cause some or all of the Series' previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION

         Contract owners and prospective investors will be interested in learning from time to time the current yield of High Yield, Capital Reserves, Global Bond and Strategic Income Series and, in addition, the effective compounded yield of Cash Reserve Series. Advertisements of performance of the underlying Series, if any, will be accompanied by a statement of performance of the separate account. As explained under Dividends and Realized Securities Profits Distributions, dividends for Capital Reserves and Cash Reserve Series are declared daily from net investment income, dividends for Global Bond Series are declared quarterly and dividends for High Yield and Strategic Income Series are declared annually. Yield will fluctuate as income earned fluctuates. On May 1, 2000, the Delchester Series' name was changed to High Yield Series and the Series' investment objective changed from high current income to total return and, as a secondary objective, high current income.

         The Service Class shares of the Series are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Performance shown in this section is the performance of the Standard Class shares of the Series, which do not carry a 12b-1 fee. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee.

         From time to time, the Trust may state each Series' total return in advertisements and other types of literature. Any statements of total return performance data will be accompanied by information on the Series' average annual total rate of return over the most recent one-year period, five-year period and ten-year period or lifetime period, if applicable. Each Series may also advertise aggregate and average total return information over additional periods of time.

         Each Series' average annual total rate of return is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                  P(1+T) = ERV

         Where:  P   = a hypothetical initial purchase order of $1,000;

                 T   = average annual total return;

                 n   = number of years;

                 ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period.

         Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes all distributions are reinvested at net asset value.

         The performance, as shown below, is the average annual total return quotations through December 31, 2000. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance. The average annual total return performance is the performance of the Standard Class shares of the Series, which do not carry a 12b-1 fee. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee noted above.

                                              Average Annual Total Return
         -------------------------------------------------------------------------------------------------------------
         Series*                              1 year        3 years          5 years        10 years
                                              ended           ended           ended          ended       Life of
                                             12/31/00       12/31/00        12/31/00        12/31/00      Fund
         -------------------------------------------------------------------------------------------------------------
         Balanced
         (Inception 7/28/88)                    ___%           ___%            ___%           ___%         ___%
         -------------------------------------------------------------------------------------------------------------
         Capital Reserves
         (Inception 7/28/88)                    ___%           ___%            ___%           ___%         ___%
         -------------------------------------------------------------------------------------------------------------
         Cash Reserve
         (Inception 7/28/88)                    ___%           ___%            ___%           ___%         ___%
         -------------------------------------------------------------------------------------------------------------
         Convertible Securities
         (Inception 5/1/97)                     ___%           ___%             N/A            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         Devon
         (Inception 5/1/97)                     ___%           ___%             N/A            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         Emerging Markets
         (Inception 5/1/97)                     ___%           ___%             N/A            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         Global Bond
         (Inception 5/2/96)                     ___%           ___%             N/A            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         Growth and Income
         (Inception 7/28/88)                    ___%           ___%            ___%           ___%         ___%
         -------------------------------------------------------------------------------------------------------------
         Growth Opportunities
         (Inception 7/12/91)                    ___%           ___%            ___%            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         High Yield
         (Inception 7/28/88)                    ___%           ___%            ___%           ___%         ___%
         -------------------------------------------------------------------------------------------------------------
         International Equity (Inception
         10/29/92)                              ___%           ___%            ___%            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         REIT Series
         (Inception 5/4/98)                     ___%            N/A             N/A            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         Select Growth
         (Inception 5/3/99)                     ___%            N/A             N/A            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         Small Cap Value
         (Inception 12/27/93)                   ___%           ___%            ___%            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         Social Awareness
         (Inception 5/1/97)                     ___%           ___%             N/A            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         Strategic Income
         (Inception 5/1/97)                     ___%           ___%             N/A            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         Technology and Innovation
         (Inception 8/21/00)                    ___%            N/A             N/A            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         Trend
         (Inception 12/27/93)                   ___%           ___%            ___%            N/A         ___%
         -------------------------------------------------------------------------------------------------------------
         U.S. Growth
         (Inception 11/15/99)                   ___%            N/A             N/A            N/A         ___%
         -------------------------------------------------------------------------------------------------------------

* The respective investment manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with each Series to limit operating expenses of the Series to the amounts noted under Investment Management Agreements and Sub-Advisory Agreements. In the absence of such voluntary waiver, performance would have been affected negatively.


         High Yield, Capital Reserves, Global Bond and Strategic Income Series may also quote its current yield, calculated as described below, in advertisements and investor communications.

         The yield computation for High Yield, Capital Reserves, Global Bond and Strategic Income Series is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                     a--b        6
                         YIELD = 2[(-------- + 1) -- 1]
                                       cd

         Where:  a = dividends and interest earned during the period;

                 b = expenses accrued for the period (net of reimbursements);

                 c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

                 d = the maximum offering price per share on the last day of the period.

         The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by the Series. The yields of High Yield, Capital Reserves and Strategic Income Series as of December 31, 2000 using this formula were ___%, ___% and ___%, respectively. The yield shown is that of the Standard Class shares of the Series, which do not carry a 12b-1 fee. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee noted above.

         Yield quotations are based on the offering price determined by the Series' net asset value on the last day of the period and will fluctuate depending on the period covered.

         Cash Reserve Series may also quote its current yield in advertisements and investor communications.

         Yield calculation for Cash Reserve Series begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of the same period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

         The current yield of Cash Reserve Series represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends which is reflected in the effective yield shown below.

         The following is an example, for purposes of illustration only, of the current and effective yield calculations for Cash Reserve Series for the seven-day period ended December 31, 2000. Yield shown below is that of the Standard Class shares of the Series, which do not carry a 12b-1 fee. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee noted above.

Value of a hypothetical account with one share at the beginning of the period   $10.00000000

Value of the same account at the end of the period                              [10.01010474]
                                                                                ============

Net change in account value                                                      [.01010474*]

Base period return = net change in account value/beginning account value         [.001010474]

Current yield [base period return x (365/7)]                                        [5.27%**]
                                                                                     =====

Effective yield (1 + base period)365/7 - 1                                         [5.41%***]
                                                                                    =====

Weighted average life to maturity of the portfolio on December 31, 2000 was [48] days.

        * This represents the net income per share for the seven calendar days ended December 31, 2000.
       ** This represents the average of annualized net investment income per share for the seven calendar days ended December 31, 2000.
      *** This represents the current yield for the seven calendar days ended
          December 31, 2000 compounded daily.

         The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in Cash Reserve Series' portfolio, their quality and length of maturity and the Series' operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

         The yield will fluctuate daily as the income earned on the investments of Cash Reserve Series fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Trust is an open-end investment company and that there is no guarantee that the net asset value or any stated rate of return will remain constant. Investment performance is not insured. Investors comparing results of Cash Reserve Series with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by Cash Reserve Series. Although Cash Reserve Series determines the yield on the basis of a seven-calendar-day period, it may, from time to time, use a different time span.

         Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Series could vary upward or downward if another method of calculation or base period were used.

         Investors should note that income earned and dividends paid by High Yield, Capital Reserves, Global Bond and Strategic Income Series will also vary depending upon fluctuations in interest rates and performance of each Series' portfolio. The net asset value of each Series may change. Unlike Cash Reserve Series, High Yield, Capital Reserves, Global Bond and Strategic Income Series invest in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Series' net asset values will tend to rise when interest rates fall. Conversely, the Series' net asset values will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Series will vary from day to day and investors should consider the volatility of the Series' net asset values as well as their yields before making a decision to invest.

Comparative Information
         From time to time, each Series may also quote its actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds.

For example, the performance of a Series may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or to the S&P 500 Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International
(MSCI), Europe, Australia and Far East (EAFE) Index, the MSCI Emerging Markets Free Index, or the Salomon Brothers World Government Bond Index. Performance also may be compared to the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which a Series may invest and the assumptions that were used in calculating the blended performance will be described.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Series' performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. Similarly, the MSCI EAFE Index, the MSCI Emerging Markets Free Index, and the Salomon Brothers World Government Bond Index are industry-accepted unmanaged indices of equity securities in developed countries and global debt securities, respectively, used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. A direct investment in an unmanaged index is not possible.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current industry rate and yield information on all industry available fixed-income securities, as reported weekly by The Bond Buyer, may also be used in preparing comparative illustrations.

         Each Series may also promote its yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Morgan Stanley, Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Series may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Series may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Series. The Series may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Series may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Series (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Series), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Series. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Series may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of a Series. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Series and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management and tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Series and may illustrate how to find the listings of the Series in newspapers and periodicals. Materials may also include discussions of other Series, products, and services.

         The Series may quote various measures of volatility and benchmark correlation in advertising. In addition, the Series may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Series may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Series may include information regarding the background and experience of its portfolio managers.

         The following table is an example, for purposes of illustration only, of cumulative total return performance through December 31, 2000. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. Cumulative total return is based on the Standard Class shares of the Series, which do not carry a 12b-1 fee. Performance of the Service Class shares will be lower than the Standard Class and will differ from the Standard Class to the extent of the 12b-1 fee noted above.

                                                       Cumulative Total Return
------------------------------------------------------------------------------------------------------------------------------------

                               3 months     6 months    9 months      1 year       3 years     5 years      10 years
                                 ended        ended       ended        ended        ended       ended        ended     Life of
         Series*               12/31/00     12/31/00    12/31/00     12/31/00      12/31/00    12/31/00     12/31/00     Fund
------------------------------------------------------------------------------------------------------------------------------------
Balanced
(Inception 7/28/88)               ___%         ___%        ___%         ___%         ___%        ___%         ___%        ___%
------------------------------------------------------------------------------------------------------------------------------------
Capital Reserves
(Inception 7/28/88)               ___%         ___%        ___%         ___%         ___%        ___%         ___%        ___%
------------------------------------------------------------------------------------------------------------------------------------
Cash Reserve
(Inception 7/28/88)               ___%         ___%        ___%         ___%         ___%        ___%         ___%        ___%
------------------------------------------------------------------------------------------------------------------------------------
Convertible Securities
(Inception 5/1/97)                ___%         ___%        ___%         ___%         ___%         N/A          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
Devon
(Inception 5/1/97)                ___%         ___%        ___%         ___%         ___%         N/A          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
(Inception 5/1/97)                ___%         ___%        ___%         ___%         ___%         N/A          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
Global Bond
(Inception 5/2/96)                ___%         ___%        ___%         ___%         ___%         N/A          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income
(Inception 7/28/88)               ___%         ___%        ___%         ___%         ___%        ___%         ___%        ___%
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities
(Inception 7/12/91)               ___%         ___%        ___%         ___%         ___%        ___%          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
High Yield
(Inception 7/28/88)               ___%         ___%        ___%         ___%         ___%        ___%         ___%        ___%
------------------------------------------------------------------------------------------------------------------------------------
International Equity
(Inception 10/29/92)              ___%         ___%        ___%         ___%         ___%        ___%          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
REIT
(Inception 5/4/98)                ___%         ___%        ___%         ___%          N/A         N/A          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
Select Growth
(Inception 5/3/99)                ___%         ___%        ___%         ___%          N/A         N/A          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value
(Inception 12/27/93)              ___%         ___%        ___%         ___%         ___%        ___%          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
Social Awareness
(Inception 5/1/97)                ___%         ___%        ___%         ___%         ___%         N/A          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income
(Inception 5/1/97)                ___%         ___%        ___%         ___%         ___%         N/A          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
Technology and Innovation
(Inception 8/21/00)               ___%          N/A         N/A          N/A          N/A         N/A          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
Trend
(Inception 12/27/93)              ___%         ___%        ___%         ___%         ___%        ___%          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Growth Series
(Inception 11/15/99)              ___%         ___%        ___%         ___%          N/A         N/A          N/A        ___%
------------------------------------------------------------------------------------------------------------------------------------

* The respective investment manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with each Series to limit operating expenses of the Series to the amounts noted under Investment Management Agreements and Sub-Advisory Agreements. In the absence of such voluntary waiver, performance would have been affected negatively.

         Because every investor's goals and risk threshold are different, certain advertising and other related literature may provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, information may be provided discussing the respective investment manager's overriding investment philosophy and how that philosophy affects investment disciplines of the Series and other funds in the Delaware Investments family employed in meeting their objectives.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Prices of securities such as stocks and bonds tend to move up and down over various market cycles and are generally intended for longer term investing. Money market funds, which typically maintain stable prices, are generally intended for your short-term investment needs and can often be used as a basis for building a long-term investment plan.

         Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule.

         Dollar-cost averaging looks simple and it is, but there are important things to remember. Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                 Number
                               Investment      Price Per      of Shares
                               Amount              Share      Purchased

                  Month 1      $100               $10.00             10
                  Month 2      $100               $12.50              8
                  Month 3      $100                $5.00             20
                  Month 4      $100               $10.00             10
                  -----------------------------------------------------
                               $400               $37.50             48

Total Amount Invested: $400
Total Number of Shares Purchased: 48
Average Price Per Share: $9.38 ($37.50/4)
Average Cost Per Share: $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of a Series.

The Power of Compounding
         As part of your Variable Annuity contract, any earnings from your investment selection are automatically reinvested to purchase additional shares of a Series. This gives your investment yet another opportunity to grow. It's called the Power of Compounding. Each Series may included illustrations showing the Power of Compounding in advertisements and other types of literature.


TRADING PRACTICES AND BROKERAGE

         The respective investment manager for each Series selects banks, brokers or dealers to execute transactions on behalf of the Series for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Each Series pays reasonably competitive brokerage commission rates based upon the professional knowledge of the investment manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Series may pay a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where a Series either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is in the equivalent of a commission.

         During the fiscal years ended December 31, 1998, 1999 and 2000, the aggregate dollar amounts of brokerage commissions were paid by the Series noted below:

         ---------------------------------------------------------------------------------------------------
                                                                 1998              1999                2000
         ---------------------------------------------------------------------------------------------------
         Balanced Series                                       $165,591          $393,756            $_____
         ---------------------------------------------------------------------------------------------------
         Convertible Securities Series                          $10,155            $4,891            $_____
         ---------------------------------------------------------------------------------------------------
         Devon Series                                           $83,285          $244,079            $_____
         ---------------------------------------------------------------------------------------------------
         Emerging Markets Series                                $21,763           $15,994            $_____
         ---------------------------------------------------------------------------------------------------
         Growth and Income Series                            $1,020,668        $1,371,136            $_____
         ---------------------------------------------------------------------------------------------------
         Growth Opportunities Series                           $308,645          $262,630            $_____
         ---------------------------------------------------------------------------------------------------
         International Equity Series                           $121,978          $143,149            $_____
         ---------------------------------------------------------------------------------------------------
         REIT Series(1)                                         $13,326           $24,542            $_____
         ---------------------------------------------------------------------------------------------------
         Select Growth Series(2)                                    N/A           $35,470            $_____
         ---------------------------------------------------------------------------------------------------
         Small Cap Value Series                                $198,194          $194,772            $_____
         ---------------------------------------------------------------------------------------------------
         Social Awareness Series                                $25,636           $18,920            $_____
         ---------------------------------------------------------------------------------------------------
         Technology and Innovation Series(3)                        N/A               N/A            $_____
         ---------------------------------------------------------------------------------------------------
         Trend Series                                          $269,355          $233,253            $_____
         ---------------------------------------------------------------------------------------------------
         U.S. Growth Series(4)                                      N/A            $3,285            $_____
         ---------------------------------------------------------------------------------------------------

(1) Commenced operations on May 4, 1998.
(2) Commenced operations on May 3, 1999.
(3) Commenced operations on August 21, 2000.
(4) Commenced operations on November 15, 1999.

         The respective investment manager may allocate out of all commission business generated by all of the funds and accounts under management by the respective investment manager, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers; securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the respective investment manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended December 31, 2000, portfolio transactions of the following Series in the amounts listed below, resulting in brokerage commissions in the amounts listed below were directed to brokers for brokerage and research services provided:

         -----------------------------------------------------------------------
                                                 Portfolio             Brokerage
                                              Transactions           Commissions
                                                   Amounts               Amounts
         -----------------------------------------------------------------------
         Balanced Series                            $_____                $_____
         -----------------------------------------------------------------------
         Convertible Securities Series              $_____                $_____
         -----------------------------------------------------------------------
         Devon Series                               $_____                $_____
         -----------------------------------------------------------------------
         Growth and Income Series                   $_____                $_____
         -----------------------------------------------------------------------
         Growth Opportunities Series                $_____                $_____
         -----------------------------------------------------------------------
         International Equity Series                $_____                $_____
         -----------------------------------------------------------------------
         REIT Series                                $_____                $_____
         -----------------------------------------------------------------------
         Small Cap Value Series                     $_____                $_____
         -----------------------------------------------------------------------
         Social Awareness Series                    $_____                $_____
         -----------------------------------------------------------------------
         Technology and Innovation(1)               $_____                $_____
         -----------------------------------------------------------------------
         Trend Series                               $_____                $_____
         -----------------------------------------------------------------------
         U.S. Growth Series                         $_____                $_____
         -----------------------------------------------------------------------

(1) Commenced operations on August 21, 2000.

         As provided in the Securities Exchange Act of 1934 and the Investment Management Agreements, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the respective investment manager which constitute in some part brokerage and research services used by the respective investment manager in connection with its investment decision-making process and constitute in some part services used by the respective investment manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the respective investment manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the respective investment manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Trust and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The respective investment manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the respective investment manager and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Rules of Fair Practice of the NASD Regulation, Inc., and subject to seeking best execution, the Trust may place orders with broker/dealers which have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds shares as a factor in the selection of brokers and dealers to execute Series portfolio transactions.

Portfolio Turnover

         The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate for each Series. Given the respective Series' investment objectives, the Trust anticipates that, ordinarily, the annual portfolio turnover rates are not expected to exceed 100% for the Convertible Securities, Growth and Income, International Equity, Emerging Markets, Small Cap Value, Social Awareness and REIT Series, 200% for the Capital Reserves Series, and may exceed 100% for the Balanced, Devon, Global Bond, Growth Opportunities, High Yield, Select Growth, Strategic Income, Trend and U.S. Growth Series. It is possible that in any particular year market conditions or other factors might result in portfolio activity at a greater rate than anticipated. The portfolio turnover rate of each Series is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Series during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         The degree of portfolio activity may affect brokerage costs incurred by each Series. A turnover rate of 100% would occur, for example, if all the investments in a Series' portfolio at the beginning of the year were replaced by the end of the year. In investing to achieve their respective objective, a Series may hold securities for any period of time. Portfolio turnover will also be increased if a Series writes a large number of call options which are subsequently exercised. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Series' shares.

         The portfolio turnover rates for the Series noted below for the past two fiscal years were as follows:



         -------------------------------------------------------------------------------------------------
                                                             Year Ended                 Year Ended
                  Series                                 December 31, 2000          December 31, 1999
         -------------------------------------------------------------------------------------------------
         Balanced Series                                                                     107%
         -------------------------------------------------------------------------------------------------
         Capital Reserves Series                                                             129%
         -------------------------------------------------------------------------------------------------
         Convertible Securities Series                                                        35%
         -------------------------------------------------------------------------------------------------
         Devon Series                                                                        101%
         -------------------------------------------------------------------------------------------------
         Emerging Markets Series                                                              20%
         -------------------------------------------------------------------------------------------------
         Global Bond Series                                                                  100%
         -------------------------------------------------------------------------------------------------
         Growth and Income Series                                                             92%
         -------------------------------------------------------------------------------------------------
         Growth Opportunities Series                                                         132%
         -------------------------------------------------------------------------------------------------
         High Yield Series                                                                   110%
         -------------------------------------------------------------------------------------------------
         International Equity Series                                                           9%
         -------------------------------------------------------------------------------------------------
         REIT Series                                                                          33%
         -------------------------------------------------------------------------------------------------
         Select Growth Series                                                                174%*
         -------------------------------------------------------------------------------------------------
         Small Cap Value Series                                                               47%
         -------------------------------------------------------------------------------------------------
         Social Awareness Series                                                              22%
         -------------------------------------------------------------------------------------------------
         Strategic Income Series                                                             101%
         -------------------------------------------------------------------------------------------------
         Technology and Innovation Series                      ____%***                       N/A
         -------------------------------------------------------------------------------------------------
         Trend Series                                                                         82%
         -------------------------------------------------------------------------------------------------
         U.S. Growth Series                                                                    0%**
         -------------------------------------------------------------------------------------------------

  * Annualized. Commenced operations on May 3, 1999.
 ** Annualized. Commenced operations on November 15, 1999.
*** Annualized. Commenced operations on August 21, 2000.


OFFERING PRICE

         The offering price of shares is the net asset value per share next to be determined after an order is received. The purchase of shares becomes effective at the close of business on the day on which the investment is received from the life company and after any dividend is declared. Dividends, if any, begin to accrue on the next business day. There is no front-end or contingent deferred sales charge.

         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when such exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Trust will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed. In the event of changes in SEC or the Trust's change in time of closing, the Trust reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         An example showing how to calculate the net asset value per share is included in the Series' financial statements which are incorporated by reference into this Part B.

         The net asset value per share is computed by adding the value of all securities and other assets in a Series' portfolio, deducting any liabilities of that Series and dividing by the number of that Series' shares outstanding. Expenses and fees are accrued daily. Each Series' net asset value per share is computed by adding the value of all the securities and other assets in the Series' portfolio, deducting any liabilities of the Series, and dividing by the number of Trust shares outstanding. Expenses and fees are accrued daily. In determining a Series' total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Series of securities owned by it is not reasonably practical, or it is not reasonably practical for a Series fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, the Trust may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

Money Market Series
         The Board of Trustees has adopted certain procedures to monitor and stabilize the price per share of Cash Reserve Series. Calculations are made each day to compare part of the Series' value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Series' $10 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $10 per share.


DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         Dividends for the Capital Reserves Series are declared daily and paid monthly. Short-term capital gains distributions, if any, may be paid with the dividend; otherwise, any distributions from net realized securities profits normally will be distributed following the close of the fiscal year. The Trust's fiscal year ends on December 31.

         For the Balanced and Growth and Income Series, the Trust will make payments from the Series' net investment income annually. Distributions from the respective Series' net realized securities profits, if any, normally will be made following the close of the fiscal year.

         For the Convertible Securities, Devon, Emerging Markets, Global Bond, Growth Opportunities, High Yield, International Equity, REIT, Select Growth, Small Cap Value, Social Awareness, Strategic Income, Technology and Innovation, Trend and U.S. Growth Series, the Trust will make payments from the Series' net income and net realized securities profits, if any, once a year.

         All dividends and distributions are automatically reinvested in additional Series shares.

Cash Reserve Series
         The Trust declares a dividend of this Series' net investment income on a daily basis, to shareholders of record at the time of the previous calculation of the Series' net asset value, each day that the Trust is open for business. Payment of dividends will be made monthly. The amount of net investment income will be determined at the time the offering price and net asset value are determined (see Offering Price), and shall include investment income accrued, less the estimated expenses of the Series incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared at the time the offering price and net asset value are determined, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Trust is not open will be declared as a dividend on the next business day. An investor begins earning dividends when payments for shares purchased are converted into Federal Funds and are available for investment.

         To the extent necessary to maintain a $10 per share net asset value, the Board of Trustees will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.


TAXES

         Each Series has qualified, or intends to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, a Series will not be subject to federal income tax to the extent its earnings are distributed and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         Each Series of the Trust is treated as a single tax entity, and any capital gains and losses for each series are calculated separately. It is the Series' policy to pay out substantially all net investment income and net realized gains to relieve the Trust of federal income tax liability on that portion of its income paid to shareholders under the Internal Revenue Code.

         The Series does not have a fixed policy with regard to distributions of realized securities profits when such realized securities profits may be offset by capital losses carried forward. Presently, however, the Series intends to offset realized securities profits to the extent of the capital losses carried forward.

         All dividends out of net investment income, together with distributions from short-term capital gains, will be taxable to those shareholders who are subject to income taxes as ordinary income. (These distributions may be eligible for the dividends-received deductions for corporations.) Any net long-term capital gains distributed to those shareholders who are subject to income tax will be taxable as such, regardless of the length of time a shareholder has owned their shares.

         Under the Taxpayer Relief Act of 1997 (the "1997 Act"), as revised by the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act") and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Series is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories:

         Long-term capital gains": gains on securities sold after December 31, 1997 and held for more than 12 months as capital assets in the hands of the holder are taxed at the 20% rate when distributed to shareholders (10% for individual investors in the 15% tax bracket).

         "Short -term capital gains": Gains on securities sold by a Series that do not meet the long-term holdings period are considered short term capital gains and are taxable as ordinary income.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.


INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS

         Delaware Management Company ("Delaware Management"), located at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, furnishes investment management services to Growth and Income, High Yield, Capital Reserves, Cash Reserve, Growth Opportunities, Balanced, Small Cap Value, Trend, Strategic Income, Devon, Convertible Securities, Social Awareness, REIT, Select Growth, Technology and Innovation, and U.S. Growth Series.

         Delaware International Advisers Ltd. ("Delaware International"), located at Third Floor, 80 Cheapside, London, England EC2V 6EE, furnishes investment management services to International Equity, Global Bond and Emerging Markets Series. Such services are provided subject to the supervision and direction of the Trust's Board of Trustees. Delaware International is affiliated with Delaware Management.

       Delaware Management and its predecessors have been managing the funds in Delaware Investments since 1938. On December 31, 2000, Delaware Management and its affiliates within Delaware Investments, including Delaware International, were supervising in the aggregate more than [$47] billion in assets in the various institutional or separately managed (approximately [$27,783,710,000]) and investment company [($19,579,950,000)] accounts. Delaware Management is a series of Delaware Management Business Trust. Delaware Management changed its form of organization from a corporation to a business trust on March 1, 1998.

         The Investment Management Agreements for each Series except Technology and Innovation, are dated December 15, 1999 and were approved by the initial shareholder on that date. The Investment Management Agreement for Technology and Innovation Series is dated August 21, 2000 and was approved by the initial shareholder on that date. The Agreements will remain in effect for an initial period of two years. The Agreements may be renewed only if such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Series, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements are terminable without penalty on 60 days' notice by the Trustees of the Trust or by the respective investment manager. The Agreements will terminate automatically in the event of their assignments.

         Under the Investment Management Agreement, Delaware Management or Delaware International is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of a Series:



         -------------------------------------------------------------------------------------------------
                   Series                                            Management Fee Rate
         -------------------------------------------------------------------------------------------------
         Capital Reserves Series                               0.50% on the first $500 million
                                                               0.475% on the next $500 million
                                                               0.45% on the next $1.5 billion
                                                               0.425% on assets in excess of $2.5 billion
         -------------------------------------------------------------------------------------------------
         Cash Reserve Series                                   0.45% on the first $500 million
                                                               0.40% on the next $500 million
                                                               0.35% on the next $1.5 billion
                                                               0.30% on assets in excess of $2.5 billion
         -------------------------------------------------------------------------------------------------
         Convertible Securities Series                         0.75% on the first $500 million
         Global Bond Series                                    0.70% on the next $500 million
         Growth Opportunities Series                           0.65% on the next $1.5 billion
         REIT Series                                           0.60% on assets in excess of $2.5 billion
         Select Growth Series
         Small Cap Value Series
         Social Awareness Series
         Technology and Innovation Series
         Trend Series
         -------------------------------------------------------------------------------------------------
         Balanced Series                                       0.65% on the first $500 million
         Devon Series                                          0.60% on the next $500 million
         Growth and Income Series*                             0.55% on the next $1.5 billion
         High Yield Series                                     0.50% on assets in excess of $2.5 billion
         Strategic Income Series
         U.S. Growth Series
         -------------------------------------------------------------------------------------------------
         Emerging Markets Series                               1.25% on the first $500 million
                                                               1.20% on the next $500 million
                                                               1.15% on the next $1.5 billion
                                                               1.10% on assets in excess of $2.5 billion
         -------------------------------------------------------------------------------------------------
         International Equity Series                           0.85% on the first $500 million
                                                               0.80% on the next $500 million
                                                               0.75% on the next $1.5 billion
                                                               0.70% on assets in excess of $2.5 billion
         -------------------------------------------------------------------------------------------------

* Delaware Management has agreed to voluntarily waive its management fee so as not to exceed an annual rate of [0.60%] of average daily net assets.

         The respective investment manager administers the affairs of and is ultimately responsible for the investment management of each of the Series to which it provides investment management services. In addition, Delaware Management pays the salaries of all Trustees, officers and employees who are affiliated with both it and the Trust.

         Subject to the overall supervision of Delaware Management, Delaware International manages the international sector of Strategic Income Series' portfolio and furnishes Delaware Management with investment recommendations, asset allocation advice, research and other investment services with respect to foreign securities. For the services provided to Delaware Management, Delaware Management pays Delaware International a sub-advisory fee equal to one-third of the fee paid to Delaware Management under the terms of Strategic Income Series' Investment Management Agreement.




         On December 31, 2000, the total net assets of the Trust were $_______, broken down as follows:

         ---------------------------------------------------------------
         Balanced Series                                      $________
         ---------------------------------------------------------------
         Capital Reserves Series                              $________
         ---------------------------------------------------------------
         Cash Reserve Series                                  $________
         ---------------------------------------------------------------
         Convertible Securities Series                        $________
         ---------------------------------------------------------------
         Devon Series                                         $________
         ---------------------------------------------------------------
         Emerging Markets Series                              $________
         ---------------------------------------------------------------
         Global Bond Series                                   $________
         ---------------------------------------------------------------
         Growth and Income Series                             $________
         ---------------------------------------------------------------
         Growth Opportunities Series                          $________
         ---------------------------------------------------------------
         High Yield Series                                    $________
         ---------------------------------------------------------------
         International Equity Series                          $________
         ---------------------------------------------------------------
         REIT Series                                          $________
         ---------------------------------------------------------------
         Select Growth Series                                 $________
         ---------------------------------------------------------------
         Small Cap Value Series                               $________
         ---------------------------------------------------------------
         Social Awareness Series                              $________
         ---------------------------------------------------------------
         Strategic Income Series                              $________
         ---------------------------------------------------------------
         Technology and Innovation Series                     $________
         ---------------------------------------------------------------
         Trend Series                                         $________
         ---------------------------------------------------------------
         U.S. Growth Series                                   $________
         ---------------------------------------------------------------

         Investment management fees were incurred for the last three fiscal years for the following Series:



-----------------------------------------------------------------------------------------------------------------------
Series                                   December 31, 2000         December 31, 1999          December 31, 1998
-----------------------------------------------------------------------------------------------------------------------
Balanced Series                                                    $1,236,740 paid            $968,768 paid
-----------------------------------------------------------------------------------------------------------------------
Capital Reserves Series                                            $216,148 paid              $208,577 paid
-----------------------------------------------------------------------------------------------------------------------
Cash Reserve Series                                                $246,155 paid              $212,479 paid
-----------------------------------------------------------------------------------------------------------------------
Convertible Securities Series                                      $65,656 paid               $46,042 earned
                                                                                              $46,042 paid
                                                                                              -0- waived
-----------------------------------------------------------------------------------------------------------------------
Devon Series                                                       $533,852 paid              $218,772 earned
                                                                                              $216,267 paid
                                                                                              $2,505 waived
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Series                                            $98,475 earned             $71,160 earned
                                                                   $93,686 paid               $61,148 paid
                                                                   $4,789 waived              $10,012 waived
-----------------------------------------------------------------------------------------------------------------------
Global Bond Series                                                 $163,185 paid              $141,939 earned
                                                                                              $125,844 paid
                                                                                              $16,095 waived
-----------------------------------------------------------------------------------------------------------------------
Growth and Income Series                                           $3,414,163 paid            $3,018,521 paid
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Series                                        $1,088,438 paid            $846,793 earned
                                                                                              $781,882 paid
                                                                                              $64,911 waived
-----------------------------------------------------------------------------------------------------------------------
High Yield Series                                                  $739,669 paid              $689,099 paid
-----------------------------------------------------------------------------------------------------------------------
International Equity Series                                        $2,071,821 earned          $1,679,911 earned
                                                                   $2,028,030 paid            $1,651,181 paid
                                                                   $43,791 waived             $28,730 waived
-----------------------------------------------------------------------------------------------------------------------
REIT Series(1)                                                     $64,478 earned             $15,449 earned
                                                                   $55,268 paid               $11,895 paid
                                                                   $9,210 waived              $3,554 waived
-----------------------------------------------------------------------------------------------------------------------
Select Growth Series(2)                                            $97,202 earned             N/A
                                                                   $96,242 paid
                                                                   $960 waived
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value Series                                             $727,190 paid              $706,066 earned
                                                                                              $680,359 paid
                                                                                              $25,707 waived
-----------------------------------------------------------------------------------------------------------------------
Social Awareness Series                                            $241,011 earned            $117,271 earned
                                                                   $226,354 paid              $108,502 paid
                                                                   $14,657 waived             $8,769 waived
-----------------------------------------------------------------------------------------------------------------------
Strategic Income Series                                            $138,695 paid              $101,453 earned
                                                                                              $100,002 paid
                                                                                              $1,451 waived
-----------------------------------------------------------------------------------------------------------------------
Technology and Innovation Series(3)
                                                                   N/A                        N/A
-----------------------------------------------------------------------------------------------------------------------
Trend Series                                                       $1,858,141 earned          $1,025,600 earned
                                                                   $1,848,151 paid            $977,521 paid
                                                                   $9,990 waived              $48,079 waived
-----------------------------------------------------------------------------------------------------------------------
U.S. Growth Series(4)                                              $4,141 earned              N/A
                                                                   $3,889 paid
                                                                   $252 waived
-----------------------------------------------------------------------------------------------------------------------

(1)      Commenced operations on May 4, 1998.
(2)      Commenced operations on May 3, 1999.
(3)      Commenced operations on August 21, 2000.
(4)      Commenced operations on November 15, 1999.

         For serving as Sub-Adviser to the Strategic Income Series for the fiscal years ended December 31, 1998, 1999 and 2000, Delaware International received $33,334, $46,533 and $____, respectively.

         Vantage Investment Advisors ("Vantage") served as the Sub-Adviser to the Social Awareness Series for the fiscal years ended December 31, 1998, 1999 and 2000. Vantage received $39,620, $92,408 and $____, respectively from Delaware Management, for such services. As of January 2001, Vantage no longer serves as Sub-Adviser to the Social Awareness Series.

         Lincoln Investment Management, Inc. ("LIM") served as the Sub-Adviser to the REIT series for the fiscal years ended December 31, 1998, 1999 and 2000. During the period May 4, 1998 (date of commencement of operations) through December 31, 1998, LIM received $4,635 from Delaware Management for serving as Sub-Adviser to the REIT Series, and for the fiscal years ended December 31, 1999 and 2000, LIM received $19, 263 and $____, respectively, for such services. As of January 2001, LIM no serves as Sub-Adviser to the REIT series.

         Except for those expenses borne by the respective investment manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, each Series is responsible for all of its own expenses. Among others, these include the Series' proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

         Beginning May 1, 1998 (May 1, 1999 for Select Growth Series and October 15, 1999 for U.S. Growth Series) through April 30, [2002], Delaware Management elected voluntarily to waive its fee and pay the expenses of a Series to the extent necessary to ensure that a Series' annual operating expenses, exclusive of 12b-1 Plan fees, taxes, interest, brokerage commissions and extraordinary expenses, do not exceed the following percentages of average daily net assets:

         --------------------------------------------------------
         Balanced Series                            0.80%
         --------------------------------------------------------
         Capital Reserves Series                    0.80%
         --------------------------------------------------------
         Cash Reserve Series                        0.80%
         --------------------------------------------------------
         Convertible Securities Series              0.85%
         --------------------------------------------------------
         Devon Series                               0.80%
         --------------------------------------------------------
         Growth and Income Series                   0.80%
         --------------------------------------------------------
         Growth Opportunities Series                0.85%
         --------------------------------------------------------
         High Yield Series                          0.80%
         --------------------------------------------------------
         REIT Series                                0.85%
         --------------------------------------------------------
         Select Growth Series                       0.85%
         --------------------------------------------------------
         Small Cap Value Series                     0.85%
         --------------------------------------------------------
         Social Awareness Series                    0.85%
         --------------------------------------------------------
         Strategic Income Series                    0.80%
         --------------------------------------------------------
         Trend Series                               0.85%
         --------------------------------------------------------
         U.S. Growth Series                         0.75%
         --------------------------------------------------------

         Beginning May 1, 1998 through April 30, [2002], Delaware International elected voluntarily to waive its fee and pay the expenses of a Series to the extent necessary to ensure that a Series' annual operating expenses, exclusive of 12b-1 Plan fees, taxes, interest, brokerage commissions and extraordinary expenses, do not exceed the following percentages of average daily net assets:

         --------------------------------------------------------
         Emerging Markets Series                    1.50%
         --------------------------------------------------------
         Global Bond Series                         0.85%
         --------------------------------------------------------
         International Equity Series                0.95%
         --------------------------------------------------------


         Prior to May 1, 1998, Delaware Management elected voluntarily to waive its fee and pay the expenses of a Series to the extent necessary to ensure that a Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, did not exceed 0.80% of average daily net assets from the commencement of operations through April 30, 1998 for the High Yield, Capital Reserves, Cash Reserve, Small Cap Value, Trend, Strategic Income, Devon, Convertible Securities and Social Awareness Series.

         Prior to May 1, 1998, Delaware Management elected voluntarily to waive its fee and pay the expenses of Growth and Income, Balanced and Growth Opportunities Series to the extent necessary to ensure that a Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, did not exceed 0.80% of average daily net assets for the period July 1, 1992 through April 30, 1998.

         Prior to May 1, 1998, Delaware International elected voluntarily to waive its fee and pay the expenses of International Equity and Global Bond Series to the extent necessary to ensure that a Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, did not exceed 0.80% of average daily net assets from the commencement of operations through June 30, 1997. The waiver and payment commitment was extended through April 30, 1998 for Global Bond Series. Beginning July 1, 1997, Delaware International elected voluntarily to waive its fee and pay the expenses of International Equity to the extent necessary to ensure that the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, did not exceed 0.95% of average daily net assets through April 30, 1998.

         Prior to May 1, 1998, Delaware International elected voluntarily to waive its fee and pay the expenses of the Emerging Markets Series to the extent necessary to ensure that the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, did not exceed 1.50% of average daily net assets from the commencement of operations through April 30, 1998.

Distribution and Service
         Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the Trust's national distributor pursuant to a Distribution Agreement.

         The Distributor is an affiliate of Delaware Management and Delaware International and bears all of the costs of promotion and distribution. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Distributor, Delaware Management and Delaware International, serves as the Trust's sub-distributor pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries. The address of LFD is 350 Church Street, Hartford, CT 06103. For its services, LFD receives promotional allowances from insurance companies that sponsor annuity products that include the Series as investment options.

         Plan under Rule 12b-1 - Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for Service Class shares of each Series (the "Plan"). The Plan permits the Trust to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plan is designed to benefit the Trust and its shareholders and, ultimately the Trust's beneficial contract owners.

         The Plan permits the Trust, pursuant to its Distribution Agreement, to pay out of the assets of Service Class shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel and paying distribution and maintenance fees to insurance company sponsors, brokers, dealers and others. In addition, the Trust may make payments from the 12b-1 Plan fees of Service Class shares directly to others, such as insurance company sponsors, who aid in the distribution of Class shares or provide services in respect of the Class, pursuant to service agreements with the Trust.

         The maximum aggregate fee payable by the Trust under the Plan, and the Trust's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Service Class shares (up to 0.25% of which are service fees to be paid to the Distributor, insurance company sponsors, dealers and others for providing personal service and/or maintaining shareholder accounts). The Trust's Board of Trustees has initially set the fee at an annual rate of 0.15% of Service Class' average daily net assets.

         While payments pursuant to the Plan currently may not exceed 0.15% annually (and may never exceed 0.30% annually) with respect to Service Class shares, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Class. The monthly fees paid to the Distributor under the Plan are subject to the review and approval of Trust's unaffiliated trustees, who may reduce the fees or terminate the Plan at any time.

         All of the distribution expenses incurred by the Distributor and others, such as insurance company sponsors or broker/dealers, in excess of the amount paid on behalf of Service Class shares would be borne by such persons without any reimbursement from such Class.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plan and the Distribution Agreement, as amended, have been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plan is in the best interest of shareholders of Service Class shares and that there is a reasonable likelihood of the Plan providing a benefit to that Class. The Plan and the Distribution Agreement, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Trust having no interest in the Plans. In addition, in order for the Plan to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be made by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

         Delaware Service Company, Inc. (the "Transfer Agent"), another affiliate of Delaware Management and Delaware International, is the Trust's shareholder servicing, dividend disbursing and transfer agent for each Series pursuant to a Shareholders Services Agreement. The Transfer Agent also provides accounting services to the Series pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.

         Certain officers and Trustees of the Trust hold identical positions in each of the other funds in the Delaware Investments family.

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Retirement Financial Services, Inc. and Delaware General Management, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, Delaware Management and Delaware International are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Trustees and principal officers of the Trust are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and Trustee is One Commerce Square, Philadelphia, PA 19103.

[[chart to be updated]]
---------------------------------------------------------------------------------------------------------------------------
Trustee and Officer                         Business Experience
---------------------------------------------------------------------------------------------------------------------------
*David K. Downes (60)                       President, Chief Executive Officer, Chief Financial Officer and
                                            Trustee/Director of the Trust and each of the other 32 investment companies in the Delaware Investments family

                                            President and Director of Delaware Management Company, Inc.

                                            President of Delaware Management Company (a series of Delaware Management
                                            Business Trust)

                                            President, Chief Executive Officer and Director of Delaware Capital
                                            Management, Inc.

                                            Chairman, President, Chief Executive Officer and Director of Delaware
                                            Service Company, Inc.

                                            President, Chief Operating Officer, Chief Financial Officer and Director of
                                            Delaware International Holdings Ltd.

                                            Chairman and Director of Delaware Management Trust Company and Retirement
                                            Financial Services, Inc.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                            of Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust) and
                                            Delaware Distributors, L.P.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                            and Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings,
                                            Inc. and Delvoy, Inc.

                                            Executive Vice President and Trustee of Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            President/Chief Operating Officer and Director of Delaware General
                                            Management, Inc.

                                            During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------
Walter P. Babich (72)                       Trustee/Director the Trust and each of the other 32 investment companies in the Delaware Investments family

                                            460 North Gulph Road, King of Prussia, PA 19406

                                            Board Chairman, Citadel Constructors, Inc.

                                            From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from
                                            1988 to 1991, he was a partner of I&L Investors.
---------------------------------------------------------------------------------------------------------------------------
John H. Durham (62)                         Trustee/Director of the Trust and 18 other investment companies in the
                                            Delaware Investments family

                                            Private Investor.

                                            P.O. Box 819, Gwynedd Valley, PA 19437

                                            Mr. Durham served as Chairman of the Board of each fund in the Delaware
                                            Investments family from 1986 to 1991; President of each fund from 1977 to
                                            1990; and Chief Executive Officer of each fund from 1984 to 1990.  Prior to
                                            1992, with respect to Delaware Management Holdings, Inc., Delaware
                                            Management Company, Delaware Distributors, Inc. and Delaware Service
                                            Company, Inc., Mr. Durham served as a director and in various executive capacities at different times. He was also a Partner of Complete Care
                                            Services from 1995 to 1999.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Trustee and Officer                         Business Experience
---------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr (61)                       Trustee/Director of the Trust and each of the 32 other investment companies in the Delaware Investments family

                                            500 Fifth Avenue, New York, NY  10110

                                            Founder and Managing Director, Anthony Knerr & Associates

                                            From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                                            Treasurer of Columbia University, New York.  From 1987 to 1989, he was also a lecturer in English at the University.  In addition, Mr. Knerr was
                                            Chairman of The Publishing Group, Inc., New York, from 1988 to 1990.  Mr.
                                            Knerr founded The Publishing Group, Inc. in 1988.
---------------------------------------------------------------------------------------------------------------------------
Ann R. Leven (59)                           Trustee/Director of the Trust and each of the other 32 other investment companies in the Delaware Investments family

                                            785 Park Avenue, New York, NY  10021

                                            Retired Treasurer, National Gallery of Art

                                            From 1994 to 1999, Ms. Leven was the Treasurer of the National Gallery of
                                            Art and from 1990 to 1994, Ms. Leven was Deputy Treasurer of the National
                                            Gallery of Art.  In addition, from 1984 to 1990, Ms. Leven was Treasurer and
                                            Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and
                                            from 1975 to 1992, she was Adjunct Professor of Columbia Business School.
---------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison (64)                      Trustee/Director of the Trust and each of the other 32 investment companies in the Delaware Investments family

                                            200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                            President and Chief Executive Officer, MLM Partners, Inc.

                                            Mr. Madison has also been Chairman of the Board of Communications Holdings,
                                            Inc. since 1996.  From February to September 1994, Mr. Madison served as Vice
                                            ChairmanOffice of the CEO of The Minnesota Mutual Life Insurance Company and
                                            from 1988 to 1993, he was President of U.S. WEST CommunicationsMarkets.
---------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans (51)                       Trustee/Director of the Trust and 32 other investment companies in the
                                            Delaware Investments family

                                            Building 220-13W-37, St. Paul, MN 55144

                                            Vice President and Treasurer, 3M Corporation.

                                            From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial
                                            Markets for the 3M Corporation; Manager of Benefit Fund Investments for the
                                            3M Corporation, 1985-1987; Manager of Pension Funds for the 3M Corporation,
                                            1983-1985; ConsultantInvestment Technology Group of Chase Econometrics,
                                            1982-1983; Consultant for Data Resources, 1980-1982; Programmer for the
                                            Federal Reserve Bank of Chicago, 1970-1974.
---------------------------------------------------------------------------------------------------------------------------

_________________
*Trustee affiliated with the Trust's investment manager and considered an "interested person" as defined in the 1940 Act.

---------------------------------------------------------------------------------------------------------------------------
Officer                                     Business Experience
---------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh, Jr. (60)                  Executive Vice President and Chief Investment Officer, Equity of the Trust,
                                            each of the other 32 investment companies in the Delaware Investments family

                                            Chief Executive Officer/Chief Investment Officer of Delaware Investment
                                            Advisers (a series of Delaware Management Business Trust)

                                            Executive Vice President of Delaware Management Holdings, Inc. and Delaware
                                            Capital Management, Inc.

                                            Executive Vice President/Chief Investment Officer of Delaware Management
                                            Company (a series of Delaware Management Business Trust)

                                            Executive Vice President and Trustee of Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery (42)                    Executive Vice President/General Counsel of the Trust and each of the other
                                            32 investment companies in the Delaware Investments family, Delaware
                                            Management Holdings, Inc., Delaware Distributors, L.P., Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust) and
                                            Founders CBO Corporation

                                            Executive Vice President/General Counsel and Director of Delaware
                                            International Holdings Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH
                                            Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                            Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                            Delaware Distributors, Inc., Delaware General Management, Inc. and Delaware
                                            Management Trust Company

                                            Executive Vice President and Trustee of Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            Director of HYPPCO Finance Company Ltd.

                                            During the past five years, Mr. Flannery has served in various executive capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings (50)                     Senior Vice President/Corporate Controller of the Trust and each of the other 32 investment companies in the Delaware Investments family and Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust)

                                            Senior Vice President/Corporate Controller and Treasurer of Delaware
                                            Management Holdings, Inc., DMH Corp., Delvoy , Inc., Delaware Management
                                            Company, Inc., Delaware Management Business Trust, Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware
                                            Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                            Inc., Delaware Capital Management, Inc., Delaware International Holdings
                                            Ltd., Founders Holdings, Inc., Delaware General Management, Inc. and Delaware
                                            Management Business Trust

                                            Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                                            Management Trust Company

                                            Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                            Chief Financial Officer of Retirement Financial Services, Inc.

                                            During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Officer                                     Business Experience
---------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof (37)                      Senior Vice President and Treasurer of the Trust and each of the other 32 investment companies in the Delaware Investments family

                                            Senior Vice President/Investment Accounting of Delaware Management Company
                                            (a series of Delaware Management Business Trust), Delaware Service Company,
                                            Inc., Delaware Capital Management, Inc., Delaware Distributors, L.P. and
                                            Founders Holdings, Inc.

                                            Senior Vice President/Treasurer/ Investment Accounting of Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust)

                                            Senior Vice President/Manager of Investment Accounting of Delaware
                                            International Holdings, Inc.

                                            Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                            Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President
                                            for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS
                                            First Boston Investment Management, New York, NY from 1993 to 1994 and an
                                            Assistant Vice President for Equitable Capital Management Corporation, New
                                            York, NY from 1987 to 1993.
---------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey (54)                         Senior Vice President/Senior Portfolio Manager of the Trust, of the other
                                            32 investment companies in the Delaware Investments family, Delaware
                                            Management Company (a series of Delaware Management Business Trust),
                                            Delaware Investment Advisers (a series of Delaware Management Business
                                            Trust) and Delaware Capital Management, Inc.

                                            Before joining Delaware Investments in 1996, Mr. Frey was a Senior Director
                                            with Morgan Grenfell Capital Management, New York, NY from 1986 to 1995.
---------------------------------------------------------------------------------------------------------------------------
Frank X. Morris (39)                        Vice President/Senior Portfolio Manager of the Trust, the other 32 investment companies in the Delaware Investments family, Delaware Management
                                            Company (a series of Delaware Management Business Trust) and Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust)

                                            Before joining Delaware Investments in 1997, Mr. Morris served as Vice
                                            President and Director of Equity Research at PNC Asset Management.
---------------------------------------------------------------------------------------------------------------------------
John B. Fields (54)                         Senior Vice President/Senior Portfolio Manager of the Trust, the other 32 investment companies in the Delaware Investments family, Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust) and
                                            Delaware Capital Management, Inc.

                                            Trustee of Delaware Management Business Trust

                                            During the past five years, Mr. Fields has served in various capacities within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------
Gerald T. Nichols (42)                      Vice President/Senior Portfolio Manager of the Trust, the other 32 investment companies in the Delaware Investments family, Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware
                                            Investment Advisers (a series of series of Delaware Management Business
                                            Trust) and Founders Holdings, Inc.

                                            Treasurer/Assistant Secretary and Director of Founders CBO Corporation

                                            During the past five years, Mr. Nichols has served in various capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------
Christopher S. Beck (42)                    Vice President/Senior Portfolio Manager of the Trust, and the other 32 investment companies in the Delaware Investments family, Delaware Management
                                            Company (a series of Delaware Management Business Trust) and Delaware
                                            Investment Advisers (a series of series of Delaware Management Business
                                            Trust)

                                            Before joining Delaware Investments in 1997, Mr. Beck managed the Small Cap
                                            Fund for two years at Pitcairn Trust Company.  Prior to 1995, he was
                                            Director of Research at Cypress Capital Management in Wilmington and Chief
                                            Investment Officer of the University of Delaware Endowment Fund.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Officer                                     Business Experience
---------------------------------------------------------------------------------------------------------------------------
Damon J. Andres (30)                        Vice President/Portfolio Manager of the Trust, and the other 32 investment companies in the Delaware Investments family, Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Investment
                                            Advisers (a series of series of Delaware Management Business Trust) and
                                            Delaware Capital Management, Inc.

                                            Prior to joining Delaware Investments in 1994, Mr. Andres performed investment counseling services as a Consulting Associate with Cambridge
                                            Associates, Inc. in Arlington Virginia.
---------------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett (46)                    Vice President/Portfolio Manager of the Trust, and the other 32 investment companies in the Delaware Investments family, Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Investment
                                            Advisers (a series of series of Delaware Management Business Trust)

                                            Prior to joining Delaware Investments in 1997, Mr. Bassett served as Vice
                                            President in Morgan Stanley Asset Management's Emerging Growth Group.  Prior
                                            to that, he was a trust officer at Sovran Bank and Trust Company.
---------------------------------------------------------------------------------------------------------------------------
John A. Heffern (38)                        Vice President/Portfolio Manager of the Trust, and the other 32 investment companies in the Delaware Investments family, Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Investment
                                            Advisers (a series of series of Delaware Management Business Trust)

                                            Prior to joining Delaware Investments in 1997, Mr. Heffern was a Senior Vice
                                            President, Equity Research at NatWest Securities Corporation's Specialty
                                            Finance Services unit.  Prior to that, he was a Principal and Senior
                                            Regional Bank Analyst at Alex. Brown & Sons.
---------------------------------------------------------------------------------------------------------------------------
Jeffrey W. Hynoski (37)                     Vice President/Portfolio Manager of the Trust, and the other 32 investment companies in the Delaware Investments family, Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Investment
                                            Advisers (a series of series of Delaware Management Business Trust)

                                            Prior to joining Delaware Investments in 1998, Mr. Hynoski served as a Vice
                                            President at Bessemer Trust Company.  Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management.
---------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe (31)                        Vice President/Portfolio Manager of the Trust and each of the other 32 investment companies in the Delaware Investments family, Delaware Management
                                            Company (a series of Delaware Management Business Trust) and Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust).

                                            Prior to joining Delaware Investments in 1995, Mr. Lampe served as a manager at Price Waterhouse.
---------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs (31)                          Vice President/Portfolio Manager of the Trust, and the other 32 investment companies in the Delaware Investments family, Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Investment
                                            Advisers (a series of series of Delaware Management Business Trust)

                                            During the past five years, Ms. Wachs has served in various capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------
Paul Grillo (40)                            Vice President/Portfolio Manager of the Trust, and the other 32 investment companies in the Delaware Investments family, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers
                                            (a series of series of Delaware Management Business Trust) and Delaware
                                            Capital Management, Inc.

                                            During the past five years, Mr. Grillo has served in various capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------
Thomas J. Trotman (49)                      Vice President/Portfolio Manager of the Trust, and the other 32 investment companies in the Delaware Investments family, Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Investment
                                            Advisers (a series of series of Delaware Management Business Trust)

                                            Prior joining Delaware Investments in 1995, Mr. Trotman was Vice President
                                            and Director of Investment Research at Independence Capital Management.
                                            Before that, he held credit-related positions at Marine Midland Bank, U.S.
                                            Steel Corporation, and Amerada Hess.
---------------------------------------------------------------------------------------------------------------------------

         The following is a compensation table listing for each Trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all Delaware Investments funds for the fiscal year ended December 31, 2000 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of December 31, 2000. Only the independent Trustees of the Trust receive compensation from the Trust.

         ------------------------------------------------------------------------------------------------------
                                                        Pension or                                Total
                                                        Retirement                            Compensation
                                                         Benefits           Estimated           from the
                                         Aggregate       Accrued             Annual            Investment
                                       Compensation     as Part of          Benefits           Companies
                                      received from       Trust               Upon            in Delaware
         Name                           the Trust        Expenses          Retirement(1)      Investments(2)
         ------------------------------------------------------------------------------------------------------
         Ann R. Leven                    $_____            None              $38,000             $71,835
         Walter P. Babich                $_____            None              $38,000             $65,001
         Anthony D. Knerr                $_____            None              $38,000             $74,271
         Charles E. Peck(3)              $_____            None              $38,000             $72,645
         Thomas F. Madison               $_____            None              $38,000             $71,146
         John H. Durham                  $_____            None              $32,180             $74,145
         Janet L. Yeomans                $_____            None              $38,000             $66,145
         ------------------------------------------------------------------------------------------------------

(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested trustee/director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a trustee or director for a period equal to the lesser of the number of years that such person served as a trustee or director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of December 31, 2000, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent trustee/director receives a total annual retainer fee of $50,000 for serving as a trustee/director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. Members of the audit committee receive additional compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson who receives $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee will receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $8,000 from all investment companies.

(3) Mr. Peck retired from the Board of Trustees of Premium Funds and each of the other 32 investment companies in the Delaware Investments family on December 31, 2000.

         As of _________, 2001, management believes the following accounts held 5% of record or more of the outstanding shares of each Series of the Trust. Management has no knowledge of beneficial ownership of the Trust's shares:

------------------------------------------------------------------------------------------------------------------------------------
Series                                     Name and Address of Account                    Share Amount      Percentage
------------------------------------------------------------------------------------------------------------------------------------
Balanced Series
------------------------------------------------------------------------------------------------------------------------------------
Capital Reserves Series
------------------------------------------------------------------------------------------------------------------------------------
Cash Reserve Series
------------------------------------------------------------------------------------------------------------------------------------
Convertible Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Devon Series
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Series
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Series
------------------------------------------------------------------------------------------------------------------------------------
High Yield Series
------------------------------------------------------------------------------------------------------------------------------------
International Equity Series
------------------------------------------------------------------------------------------------------------------------------------
REIT Series
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Series
------------------------------------------------------------------------------------------------------------------------------------
Social Awareness Series
------------------------------------------------------------------------------------------------------------------------------------
Select Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Technology and Innovation
Series
------------------------------------------------------------------------------------------------------------------------------------
Trend Series
------------------------------------------------------------------------------------------------------------------------------------
U.S. Growth Series
------------------------------------------------------------------------------------------------------------------------------------

GENERAL INFORMATION

         The Trust, which was organized as a Maryland corporation in 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end registered management investment company. With the exception of Emerging Markets, Global Bond, Technology and Innovation and REIT Series, each Series operates as a diversified fund as defined by the 1940 Act. Emerging Markets, Global Bond, Technology and Innovation and REIT Series operate as nondiversified funds as defined by the 1940 Act.

         Delaware Management is the investment manager of each Series of the Trust other than International Equity, Global Bond and Emerging Markets Series. Delaware International is the investment manager of International Equity, Global

Bond and Emerging Markets Series. Delaware Management or its affiliate, Delaware International, also manages the other funds in the Delaware Investments family. While investment decisions for each Series are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Series.

         The Trust, Delaware Distributors, L.P., the Trust's Distributor, Lincoln Financial Distributors, Inc., the Trust's subdistributor, and the respective investment managers for the Series each have adopted a Code of Ethics approved by the Trust's Board, under Rule 17j-1 of the Investment Company Act of 1940, as amended. Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware Management, Delaware International or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. act as national distributor adn subdistributor, respectively, for the Trust and for the other mutual funds in the Delaware Investments family. The Distributor offers Trust shares on a continuous basis.

         In addition, Delaware Service Company, Inc. (the Transfer Agent"), an affiliate of Delaware Management, acts as shareholder servicing, dividend disbursing and transfer agent for the Trust and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid an annual fee equal to 0.01% of the average daily net assets of each Series. Compensation is approved each year by the Board of Trustees, including a majority of the disinterested Trustees. The Transfer Agent also provides accounting services to the Series. Those services include performing all functions related to calculating each Series' net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Series, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         Delaware Management and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Trust's advisory relationship with Delaware Management or its distribution relationship with Delaware Distributors, L.P., Delaware Management and its affiliates could cause the Trust to delete the words "Delaware Group" from the Trust's name.

         The initial public offering date for the Growth and Income, High Yield, Capital Reserves, Cash Reserve and Balanced Series was July 28, 1988. The initial public offering date for Growth Opportunities Series was July 2, 1991. International Equity Series commenced operations on October 29, 1992. Small Cap Value and Trend Series commenced operations on December 27, 1993. The initial public offering date for Global Bond Series was May 1, 1996 and for Strategic Income, Devon, Emerging Markets, Convertible Securities and Social Awareness Series was May 1, 1997. REIT Series commenced on May 4, 1998. Select Growth Series commenced operations on May 3, 1999. U.S. Growth Series commenced operations on November 15, 1999. Technology and Innovation Series commenced operations on August 21, 2000.

EURO
         On January 1, 1999, the European Economic and Monetary Union implemented a new currency unit, the Euro, for eleven participating European countries. The countries that initially converted or tied their currencies to the Euro are Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Each participating country is currently phasing in use of the Euro for major financial transactions. In addition, each participating country will begin using the Euro for currency transactions beginning July 1, 2002. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Participating governments will issue their bonds in Euros, and monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank. The transition to the Euro is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world.

         Although it is not possible to predict the impact of the Euro implementation plan on the Trust, the transition to the Euro presents unique uncertainties, including: (i) the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; (ii) the establishment and maintenance of exchange rates for currencies being converted into the Euro; (iii) the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; (iv) whether the interest rate, tax and labor regimes of European countries participating in the Euro will converge over time; and (iv) whether the conversion of the currencies of other countries in the European Union ("EU"), such as the United Kingdom and Denmark, into the Euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the Euro or on the computer systems used by the Trust's service providers to process the Trust's transactions.

         Further, the process of implementing the Euro may adversely affect financial markets outside of Europe and may result in changes in the relative strength and value of the U.S. dollar or other major currencies. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

         These or other factors could cause market disruptions, and could adversely affect the value of securities held by the Trust. Because of the number of countries using this single currency, a significant portion of the assets of the Trust may be denominated in the Euro.

Capitalization
         Each Series offers two classes of shares, Standard Class and Service Class. Additional classes of shares may be offered in the future.

         The Trust has at present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. While all shares have equal voting rights on matters affecting the entire Trust, each Series would vote separately on any matter which affects only that Series, such as certain material changes to investment advisory contracts or as otherwise prescribed by the 1940 Act. Shares of each Series have a priority in that Series' assets, and in gains on and income from the portfolio of that Series. Each class of each Series represents a proportionate interest in the assets of that Series, and each has the same voting and other rights and preferences, except the Standard Class of a Series may not vote on any matter affecting the Plan under Rule 12b-1 that applies to the Service Class of that Series. Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable. All shares participate equally in dividends, and upon liquidation would share equally.

Noncumulative Voting
         Series shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC. Shareholders may obtain a copy of the Registration Statement by contacting the SEC in Washington, DC.


FINANCIAL STATEMENTS

         Ernst & Young LLP, Two Commerce Square, Philadelphia, PA 19103, serves as the independent auditors for Delaware Group Premium Fund and, in its capacity as such, audits the annual financial statements of the Series. Each Series' Statement of Net Assets, Statement of Assets and Liabilities (as applicable), Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, for the fiscal year ended December 31, 2000 are included in each Series' Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D--in default.

         Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

Commercial Paper
         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2--capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--superior quality; P-2--strong quality.

         Excerpts from Duff and Phelps' description of its two highest ratings:
Category 1--High Grade: D-1+ -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D-1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D-1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Category 2--Good Grade:
D-2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Excerpts from Fitch IBCA, Inc.'s description of its highest ratings: F-1+ --Exceptionally strong quality; F-1 --Very strong quality; F-2 --Good credit quality.

                                     PART C
                                     ------
                                Other Information
                                -----------------
Item 23              Exhibits
                     --------
         (a)      Agreement and Declaration of Trust.

                  (1)      Agreement and Declaration of Trust (December 17,
                           1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

                  (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

         (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

         (c)      Copies of All Instruments Defining the Rights of Holders.

                  (1) Agreement and Declaration of Trust. Articles III, V, and VI of the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

                  (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

         (d)      Investment Management Agreements.

                  (1)      Form of Investment Management Agreement (December
                           1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

                           (i) Form of Amendment No. 1 to the Investment Management Agreement (August 2000) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 32 filed June 5, 2000.

                  (2)      Form of Investment Management Agreement (December
                           1999) between Delaware International Advisers, Ltd. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

                  (3) Form of Sub-Advisory Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and Delaware International Advisers Ltd. on behalf of Strategic Income Series incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

                  (4) Form of Sub-Advisory Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and Vantage Global Advisors, Inc. on behalf of Social Awareness Series incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

                  (5) Form of Sub-Advisory Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and Lincoln Investment Management, Inc. on behalf of REIT Series incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

         (e)      Distribution Agreement.

                  (1) Form of Distribution Agreement (May 2000) between Delaware Distributors, L.P. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 24, 2000.

                           (i)      Form of Amended Appendix A to the
                                    Distribution Agreement (August 2000)
                                    incorporated into this filing by reference to Post-Effective Amendment No. 32 filed June 5, 2000.

         (f)      Not applicable.

         (g)      Custodian Agreements.

                  (1) Form of Custodian Agreement (December 1999) (Module) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                           (i) Form of Amendment (December 1999) to Custodian Agreement between The Chase Manhattan Bank and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 22 filed January 15, 1998.

                  (2) Form of Securities Lending Agreement (December 1999) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                  (3) Form of Letter to add the Technology and Innovation Series to the Custodian Agreement between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 32 filed June 5, 2000.

         (h)      Other Material Contracts.

                  (1)      Form of Shareholders Services Agreement (December
                           1999) between Delaware Service Company, Inc. and the Registrant on behalf of Money Market Series (renamed Cash Reserve Series) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                  (2) Form of Amended and Restated Shareholder Services Agreement (August 2000) between Delaware Service Company, Inc. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 32 filed June 5, 2000.

                  (3) Form of Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) (Module) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                           (i) Form of Amendment No. 22 to the Delaware Group of Funds Fund Accounting Agreement (August 2000) incorporated into this filing by reference to Post-Effective Amendment No. 32 filed June 5, 2000.

         (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 32 filed June 5, 2000.

         (j)      Consent of Auditors.  To be filed by amendment.

         (k-l)    Not applicable.

         (m)      Plan under Rule 12b-1.

                  (1) Form of Plan under Rule 12b-1 (May 2000) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 24, 2000.

                           (i) Form of Amended Appendix A to Plan under Rule 12b-1 (August 2000) incorporated into this filing by reference to Post-Effective Amendment No. 32 filed June 5, 2000.

         (n)      Rule 18f-3 Plan.

                  (1) Form of Rule 18f-3 Plan (May 2000) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 24, 2000.

                           (i) Form of Amended Appendix A to Rule 18f-3 Plan (August 2000) incorporated into this filing by reference to Post-Effective Amendment No. 32 filed June 5, 2000.

         (o)      Not applicable.

         (p) Code of Ethics. Incorporated into this filing by reference to Post-Effective Amendment No. 31 filed April 28, 2000.

         (q) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.


Item 24.      Persons Controlled by or under Common Control with Registrant.
              None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

Item 26.      Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Delaware Group Global & International Funds, Delaware Pooled Trust, Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

    The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Haldeman, Jr. (1)                      Chief Executive Officer of Delaware Management Company (a series of Delaware
                                                  Management Business Trust); President, Chief Executive Officer and Director of
                                                  Delaware Management Holdings, Inc.; Chief Executive Officer and Director of
                                                  DMH Corp.; Chief Executive Officer and Director of Delvoy, Inc.; Chief
                                                  Executive Officer and Director of Delaware Management Company, Inc.; Chief
                                                  Executive Officer and Trustee of Delaware Management Business Trust, Director
                                                  of Delaware Service Company, Inc.; Director of Delaware Capital Management,
                                                  Inc.; Director of Retirement Financial Services, Inc.; Director of Delaware
                                                  Distributors, Inc.; Chief Executive Officer and Director of Delaware
                                                  International Holdings Ltd.; Chairman and Director of Delaware International
                                                  Advisers Ltd.; Chief Executive Officer of Delaware General Management, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust); President and Director of Delaware Management Company, Inc.;
                                                  President, Chief Executive Officer and Director of Delaware Capital
                                                  Management, Inc.; Chairman, President, Chief Executive Officer and Director of
                                                  Delaware Service Company, Inc.; President, Chief Operating Officer, Chief
                                                  Financial Officer and Director of Delaware International Holdings Ltd.;
                                                  President, Chief Operating Officer and Director of Delaware General
                                                  Management, Inc.; Chairman and Director of Delaware Management Trust Company;
                                                  Chairman and Director of Retirement Financial Services, Inc.; Executive Vice
                                                  President, Chief Operating Officer, Chief Financial Officer of Delaware
                                                  Management Holdings, Inc.; Executive Vice President, Chief Operating Officer,
                                                  Chief Financial Officer of Founders CBO Corporation; Executive Vice President,
                                                  Chief Operating Officer, Chief Financial Officer of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Executive Vice
                                                  President, Chief Operating Officer, Chief Financial Officer and Director of
                                                  DMH Corp.; Executive Vice President, Chief Operating Officer, Chief Financial
                                                  Officer and Director of Delaware Distributors, Inc.; Executive Vice President,
                                                  Chief Operating Officer, Chief Financial Officer of Delaware Distributors,
                                                  L.P.; Executive Vice President, Chief Operating Officer, Chief Financial
                                                  Officer and Director of Founders Holdings, Inc.; Executive Vice President,
                                                  Chief Operating Officer, Chief Financial Officer and Director of Delvoy, Inc.;
                                                  Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                                                  Trustee of Delaware Management Business Trust; Director of Delaware
                                                  International Advisers Ltd.; President, Chief Executive Officer, Chief
                                                  Financial Officer and Trustee/Director of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
John C. E. Campbell                               Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Executive
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Executive Vice
                                                  President/Global Marketing & Client Services of Retirement Financial Services,
                                                  Inc.; Director of Delaware International Advisers Ltd.
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
William E. Dodge (2)                              Executive Vice President and Chief Investment Officer, Equity of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Executive
                                                  Vice President of Delaware Management Business Trust; President and Chief
                                                  Investment Officer, Equity of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Executive Vice President of Delaware
                                                  Capital Management, Inc.; Executive Vice President and Chief Investment
                                                  Officer, Equity of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Jude T. Driscoll (3)                              Executive Vice President/Head of Fixed-Income of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Executive Vice
                                                  President/Head of Fixed-Income of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Executive Vice President of Delaware
                                                  Management Business Trust; Executive Vice President of Delaware Capital
                                                  Management, Inc.; Executive Vice President/Head of Fixed-Income of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Richard J. Flannery                               Executive Vice President/General Counsel/Chief Administrative Officer of
                                                  Delaware Management Company (a series of Delaware Management Business Trust);
                                                  Executive Vice President/General Counsel/Chief Administrative Officer of
                                                  Delaware Management Holdings, Inc.; Executive Vice President/General
                                                  Counsel/Chief Administrative Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust); Executive Vice President/General
                                                  Counsel of Founders CBO Corporation; Executive Vice President/General Counsel
                                                  and Director of Delaware International Holdings Ltd.; Executive Vice
                                                  President/General Counsel and Director of Founders Holdings, Inc.; Executive
                                                  Vice President/General Counsel/Chief Administrative Officer and Director of
                                                  Delvoy, Inc.; Executive Vice President/General Counsel/Chief Administrative
                                                  Officer and Director of DMH Corp.; Executive Vice President/General
                                                  Counsel/Chief Administrative Officer and Director of Delaware Management
                                                  Company, Inc.; Executive Vice President/General Counsel/Chief Administrative
                                                  Officer and Trustee of Delaware Management Business Trust; Executive Vice
                                                  President/General Counsel/Chief Administrative Officer and Director of
                                                  Delaware Service Company, Inc.; Executive Vice President/General Counsel/Chief
                                                  Administrative Officer and Director of Delaware Capital Management, Inc.;
                                                  Executive Vice President/General Counsel/Chief Administrative Officer and
                                                  Director of Retirement Financial Services, Inc.; President/Chief Executive
                                                  Officer and Director of Delaware Distributors, Inc.; President/Chief Executive
                                                  Officer of Delaware Distributors, L.P.; Executive Vice President/General
                                                  Counsel/Chief Administrative Officer and Director of Delaware Management Trust
                                                  Company; Executive Vice President/General Counsel/Chief Administrative Officer
                                                  and Director of Delaware General Management, Inc.; Director of Delaware
                                                  International Advisers Ltd.; Director of HYPPCO Finance Company Ltd.;
                                                  Executive Vice President and General Counsel of each fund in the Delaware
                                                  Investments family

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverson,
                                                  PA; Director and Member of Executive Committee; Membership Officer of
                                                  Stonewall Links, Inc. since 1991, Bulltown Rd., Elverson, PA
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richard G. Unruh, Jr.                             Executive Vice President and Chief Investment Officer of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Director of Delaware
                                                  International Advisers Ltd.; Chief Executive Officer and Chief Investment
                                                  Officer of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Executive Vice President of Delaware Management Holdings,
                                                  Inc.; Executive Vice President of Delaware Capital Management, Inc.; Executive
                                                  Vice President and Trustee of  Delaware Management Business Trust; Executive
                                                  Vice President and Chief Investment Officer, Fixed-Income of each fund in the
                                                  Delaware Investments family

                                                  Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                                  since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman
                                                  of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street,
                                                  Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                                  Drive, Reston, VA
------------------------------------------------- --------------------------------------------------------------------------------
Gerald S. Frey                                    Managing Director/Chief Investment Officer, Growth Investing of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Managing
                                                  Director/Chief Investment Officer, Growth Investing of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Managing
                                                  Director/Chief Investment Officer, Growth Investing of Delaware Capital
                                                  Management, Inc.; Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Senior Vice President/Operations of
                                                  Delaware Service Company, Inc.; Senior Vice President/Operations of Retirement
                                                  Financial Services, Inc.; Senior Vice President/Operations and Director of
                                                  Delaware Management Trust Company; Senior Vice President/Operations of
                                                  Delaware Distributors, L.P.
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Bishof                                 Senior Vice President/Investment Accounting of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Investment Accounting of Delaware Service Company, Inc.; Senior Vice
                                                  President/Investment Accounting of Delaware Capital Management, Inc.; Senior
                                                  Vice President/Investment Accounting of Delaware Distributors L.P.; Senior
                                                  Vice President/Investment Accounting of Founders Holdings, Inc.; Senior Vice
                                                  President/Treasurer/ Investment Accounting of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Manager
                                                  of Investment Accounting of Delaware International Holdings, Inc.; Senior Vice
                                                  President/Assistant Treasurer of Founders CBO Corporation; Senior Vice
                                                  President/Treasurer of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Lisa O. Brinkley                                  Senior Vice President/Compliance Director of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Compliance Director of Delaware Management Holdings, Inc.; Senior
                                                  Vice President/Compliance Director of DMH Corp.; Senior Vice
                                                  President/Compliance Director of Delvoy, Inc.; Senior Vice
                                                  President/Compliance Director of Delaware Management Company, Inc.; Senior
                                                  Vice President/Compliance Director of Delaware Management Business Trust;
                                                  Senior Vice President/Compliance Director of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Compliance Director of Delaware Service Company, Inc.; Senior Vice
                                                  President/Compliance Director of Delaware Capital Management, Inc.; Senior
                                                  Vice President/Compliance Director of Retirement Financial Services, Inc.;
                                                  Senior Vice President/Compliance Director/Assistant Secretary of Delaware
                                                  Management Trust Company; Senior Vice President/Compliance Director of
                                                  Delaware Distributors, Inc.; Senior Vice President/Compliance Director of
                                                  Delaware Distributors, L.P.; Senior Vice President/Compliance Director of
                                                  Delaware General Management, Inc.; Senior Vice President/Compliance Director
                                                  of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joshua  Brooks                                    Senior Vice President/Deputy Chief Investment Officer, Value Investing of
                                                  Delaware Management Company (a series of Delaware Management Business Trust);
                                                  Senior Vice President/Deputy Chief Investment Officer, Value Investing of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice President/Head
                                                  of Equity Trading of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President/Head of Equity Trading of
                                                  Delaware Capital Management, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Timothy G. Connors                                Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President/Senior
                                                  Portfolio Manager for each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Patrick P. Coyne                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President/Senior Portfolio Manager of
                                                  Delaware Capital Management, Inc.; Senior Vice President/Senior Portfolio
                                                  Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
George E. Deming                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Director of Delaware International Advisers Ltd.;
                                                  Senior Vice President/Senior Portfolio Manager of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
James Paul Dokas                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President/Senior
                                                  Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Roger A. Early                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President/Senior
                                                  Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Trustee of Delaware
                                                  Management Business Trust; Senior Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Senior Vice President/Senior Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Senior Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Susan L. Hanson                                   Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Corporate Controller and Treasurer of Delaware Management
                                                  Holdings, Inc.; Senior Vice President/Corporate Controller and Treasurer of
                                                  DMH Corp.; Senior Vice President/Corporate Controller and Treasurer of
                                                  Delaware Management Company, Inc.; Senior Vice President/Corporate Controller
                                                  and Treasurer of Delaware Distributors, L.P.; Senior Vice President/Corporate
                                                  Controller and Treasurer of Delaware Distributors, Inc.; Senior Vice
                                                  President/Corporate Controller and Treasurer of Delaware Service Company,
                                                  Inc.; Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Capital Management, Inc.; Senior Vice President/Corporate Controller and
                                                  Treasurer of Delaware International Holdings Ltd.; Senior Vice
                                                  President/Corporate Controller and Treasurer of Delvoy, Inc.; Senior Vice
                                                  President/Corporate Controller and Treasurer of Founders Holdings, Inc.;
                                                  Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Management Business Trust; Senior Vice President/Corporate Controller and
                                                  Treasurer of Delaware General Management, Inc.; Executive Vice President/Chief
                                                  Financial Officer/Treasurer of Delaware Management Trust Company; Chief
                                                  Financial Officer of Retirement Financial Services, Inc.; Senior Vice
                                                  President/Assistant Treasurer of Founders CBO Corporation; Senior Vice
                                                  President/Corporate Controller of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Senior Vice President/Corporate
                                                  Controller of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company  (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Human
                                                  Resources of Delaware Management Holdings, Inc.; Senior Vice President/Human
                                                  Resources of DMH Corp.; Senior Vice President/Human Resources of Delvoy, Inc.;
                                                  Senior Vice President/Human Resources of Delaware Management Company, Inc.;
                                                  Senior Vice President/Human Resources of Delaware Management Business Trust;
                                                  Senior Vice President/Human Resources of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Human
                                                  Resources of  Delaware Service Company, Inc.; Senior Vice President/Human
                                                  Resources of Delaware Capital Management, Inc.; Senior Vice President/Human
                                                  Resources of Retirement Financial Services, Inc.; Senior Vice President/Human
                                                  Resources of Delaware Management Trust Company; Senior Vice President/Human
                                                  Resources of Delaware Distributors, Inc.; Senior Vice President/Human
                                                  Resources of  Delaware Distributors, L.P.; Senior Vice President/Human
                                                  Resources of Delaware General Management, Inc.; Senior Vice President/Human
                                                  Resources of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President, Secretary and Deputy General Counsel of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President, Secretary and Deputy General Counsel of Delaware Management
                                                  Holdings, Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  DMH Corp.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delvoy, Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Management Company, Inc.; Senior Vice President, Secretary and Deputy
                                                  General Counsel of Delaware Management Business Trust; Senior Vice President,
                                                  Secretary and Deputy General Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President, Secretary and
                                                  Deputy General Counsel of Delaware Service Company, Inc.; Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware Capital
                                                  Management, Inc.; Senior Vice President, Secretary and Deputy General Counsel
                                                  of Retirement Financial Services, Inc.; Senior Vice President, Secretary and
                                                  Deputy General Counsel of Delaware Distributors, Inc.; Senior Vice President,
                                                  Secretary and Deputy General Counsel of Delaware Distributors, L.P.; Senior
                                                  Vice President and Secretary of Delaware International Holdings Ltd.; Senior
                                                  Vice President, Secretary and Deputy General Counsel of Founders Holdings,
                                                  Inc.; Secretary of Founders CBO Corporation; Senior Vice President, Secretary
                                                  and Deputy General Counsel of Delaware Management Trust Company; Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware General
                                                  Management, Inc.; Senior Vice President, Secretary and Deputy General Counsel
                                                  of each fund in the Delaware Investments family

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
John J. O'Connor                                  Senior Vice President/Investment Accounting of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Investment Accounting/Assistant Treasurer of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Investment Accounting of Delaware Service Company, Inc.; Senior Vice
                                                  President/Assistant Treasurer of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Paul M. Ross                                      Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President/Chief Information Officer of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice President/Chief
                                                  Information Officer of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President/Chief Information Officer of
                                                  Delaware Service Company, Inc.; Senior Vice President/Chief Information
                                                  Officer of Delaware Capital Management Company, Inc.; Senior Vice
                                                  President/Chief Information Officer of Retirement Financial Services, Inc.;
                                                  Senior Vice President/Chief Information Officer of Delaware Distributors, L.P.
------------------------------------------------- --------------------------------------------------------------------------------
Frank M. Staves                                   Senior Vice President/Client Services of Delaware Management Company (a series of Delaware Management Business Trust); Senior Vice President/Client Services
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Trader of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Peter C. Andersen (4)                             Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust; Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Damon J. Andres                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of Delaware Capital
                                                  Management, Inc., Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Baxter (5)                                 Vice President/Senior Municipal Bond Trader of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Municipal
                                                  Bond Trader of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington, DE
------------------------------------------------- --------------------------------------------------------------------------------
Richard E. Biester                                Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Trader of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Vincent A. Brancaccio                             Vice President/Senior Equity Trader of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Trader of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Ryan K. Brist (6)                                 Vice President/Head of Fixed-Income Trading of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/head of
                                                  Fixed-Income Trading of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager and Senior Municipal Bond Analyst of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager and Senior Municipal Bond Analyst of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager and Senior Municipal Bond Analyst of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Client Services of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Client Services of Delaware Distributors, Inc.; Vice
                                                  President/Client Services of Delaware General Management, Inc.; Vice
                                                  President/Client Services of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of Capital Management, Inc.; Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Donald M. Cobin (7)                               Vice President/Director of Research of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Director of Research of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Director of Research of each funds in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
David F. Connor (8)                               Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Deputy General Counsel/Assistant Secretary of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Deputy General Counsel/Assistant Secretary of Delaware Management
                                                  Business Trust; Vice President/Deputy General Counsel/Assistant Secretary of
                                                  Delaware Service Company, Inc.; Vice President/Deputy General
                                                  Counsel/Assistant Secretary of Delaware Capital Management, Inc.; Vice
                                                  President/Deputy General Counsel/Assistant Secretary of Delaware Management
                                                  Trust Company; Vice President/Deputy General Counsel/Assistant Secretary of
                                                  Delaware Distributors, L.P.; Vice President/Deputy General Counsel/Assistant
                                                  Secretary of Retirement Financial Services, Inc.; Vice President/Deputy
                                                  General Counsel/Assistant Secretary of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Nancy M. Crouse                                   Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investment family
------------------------------------------------- --------------------------------------------------------------------------------
Michael J. Dugan                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company (a series of Delaware
                                                  Management Business Trust);Vice President/Taxation of Delaware Management
                                                  Holdings, Inc.; Vice President/Taxation of DMH Corp.; Vice President/Taxation
                                                  of Delvoy, Inc.; Vice President/Taxation of Delaware Management Company, Inc.;
                                                  Vice President/Taxation of Delaware Management Business Trust; Vice
                                                  President/Taxation of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust);Vice President/Taxation of Delaware Service
                                                  Company, Inc.; Vice President/Taxation of Delaware Capital Management, Inc.;
                                                  Vice President/Taxation of Retirement Financial Services, Inc.; Vice
                                                  President/Taxation of Delaware Distributors, Inc.; Vice President/Taxation of
                                                  Delaware Distributors, L.P.; Vice President/Taxation of Founders Holdings,
                                                  Inc.; Vice President/Taxation of Founders CBO Corporation; Vice
                                                  President/Taxation of Delaware General Management, Inc.; Vice
                                                  President/Taxation of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Phoebe W. Figland                                 Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Investment Accounting
                                                  of Delaware Service Company, Inc.; Vice President/Investment Accounting of
                                                  each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Trading Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Trading Operations of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Fish                                   Vice President/Senior Equity Trader of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Trader of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Investment Accounting
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Investment Accounting of Delaware Service Company,
                                                  Inc.; Vice President/Investment Accounting of each fund in the Delaware
                                                  Investments family.
------------------------------------------------- --------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Equity Trader of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Andrea Giles                                      Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert E. Ginsberg                                Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Equity Analyst of Delaware Capital Management, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Stuart N. Hosansky                                Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Francis J. Houghton, Jr. (9)                      Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President of Delaware Distributors, Inc.; Vice
                                                  President/Senior Portfolio Manager of each fund in the Delaware Investments family; Executive Vice President of Delaware General Management, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Elizabeth H. Howell                               Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Christian Hyldahl (10)                            Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Senior Equity Analyst of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
John B. Jares (11)                                Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller, Corporate Accounting of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller, Corporate Accounting of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Kevin S. Lee                                      Vice President/Assistant Controller of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Assistant Controller of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Assistant Controller of Delvoy, Inc.; Vice President/Assistant
                                                  Controller of Delaware Management Company, Inc.; Vice President/Assistant
                                                  Controller of Delaware Management Trust Company; Vice President/Assistant
                                                  Controller of Delaware Management Business Trust; Vice President/Assistant
                                                  Controller of Delaware Service Company, Inc.; Vice President/Assistant
                                                  Controller of Delaware Capital Management, Inc.; Vice President/Assistant
                                                  Controller of Retirement Financial Services, Inc.; Vice President/Assistant
                                                  Controller of Delaware Distributors, L.P.; Vice President/Assistant Controller
                                                  of Delaware Distributors, Inc.; Vice President/Assistant Controller of
                                                  Delaware International Holdings Ltd.; Vice President/Assistant Controller  of
                                                  Delaware General Management, Inc.; Vice President/Assistant Controller of
                                                  Delaware Management Holdings, Inc.; Vice President/Assistant Controller of DMH
                                                  Corp.
------------------------------------------------- --------------------------------------------------------------------------------
SooHee Lee                                        Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Client Services of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael E. Leverone (12)                          Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Client Services of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Philip Y. Lin                                     Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust);Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Service Company, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delaware Capital Management, Inc.; Vice President,
                                                  Assistant Secretary and Associate General Counsel of Retirement Financial
                                                  Services, Inc.; Vice President, Assistant Secretary and Associate General
                                                  Counsel of Delaware Management Trust Company; Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Michael Morris (13)                               Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Gerald T. Nichols                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of Founders Holdings,
                                                  Inc., Treasurer, Assistant Secretary and Director of Founders CBO
                                                  Corporation;  Director of HYPPCO Finance Company Ltd.; Vice President/Senior
                                                  Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert A. Norton, Jr.                             Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Patrick J. O'Brien (14)                           Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David P. O'Connor                                 Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Holdings, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delvoy, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust);Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delaware Service Company, Inc.; Vice President,
                                                  Assistant Secretary and Associate General Counsel of Delaware Capital
                                                  Management, Inc.; Vice President, Assistant Secretary and Associate General
                                                  Counsel of Retirement Financial Services, Inc.; Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of DMH Corp.;
                                                  Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Company, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delaware Management Business Trust; Vice President,
                                                  Assistant Secretary and Associate General Counsel of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Tim Rabe (15)                                     Vice President/High-Yield Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/High-Yield Trader of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Richard Salus                                     Vice President/Assistant Controller of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Assistant Controller of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Assistant Controller of Delvoy, Inc.; Vice President/Assistant
                                                  Controller of Delaware Management Company, Inc.; Vice President/Assistant
                                                  Controller of Delaware Management Trust Company; Vice President/Assistant
                                                  Controller of Delaware Management Business Trust; Vice President/Assistant
                                                  Controller of Delaware Service Company, Inc.; Vice President/Assistant
                                                  Controller of Delaware Capital Management, Inc.; Vice President/Assistant
                                                  Controller of Retirement Financial Services, Inc.; Vice President/Assistant
                                                  Controller of Delaware Distributors, L.P.; Vice President/Assistant Controller
                                                  of Delaware Distributors, Inc.; Vice President/Assistant Controller of
                                                  Delaware International Holdings Ltd.; Vice President/Assistant Controller  of
                                                  Delaware General Management, Inc.; Vice President/Assistant Controller of
                                                  Delaware Management Holdings, Inc.; Vice President/Assistant Controller of DMH
                                                  Corp.
------------------------------------------------- --------------------------------------------------------------------------------
Robert D. Schwartz (16)                           Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Assistant Secretary of Delaware General Management, Inc.; Vice
                                                  President for Delaware Distributors, Inc.; Vice President/ Portfolio Manager
                                                  of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business                       Positions and Offices with Delaware Management Company and its
Address*                                          affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richard D. Seidel                                 Vice President/Assistant Controller/Manager, Payroll of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller/Manager, Payroll of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities and Administrative Services of Delaware Management
                                                  Company (a series of Delaware Management Business Trust);Vice
                                                  President/Facilities and Administrative Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Facilities and Administrative Services of Delaware Service Company,
                                                  Inc.; Vice President/Facilities and Administrative Services of Delaware
                                                  Distributors, L.P.
------------------------------------------------- --------------------------------------------------------------------------------
Ward W. Tatge (17)                                Vice President/Senior Research Analyst of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Research
                                                  Analyst of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Research Analyst of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- --------------------------------------------------------------------------------
Laura Wagner                                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Investment Accounting
                                                  of Delaware Service Company, Inc.; Vice President/Investment Accounting of
                                                  each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
James J. Wright (18)                              Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Senior Equity Analyst of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------


*Business Address is One Commerce Square, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
(1) PRESIDENT, CHIEF OPERATING OFFICER AND DIRECTOR, United Asset Management, Boston, MA March 1998-January 2000.
(2) PRESIDENT, DIRECTOR OF MARKETING AND SENIOR PORTFOLIO MANAGER, Marvin & Palmer Associates, Wilmington, DE 1996-1998.
(3) SENIOR VICE PRESIDENT AND DIRECTOR, Conseco Capital Management, Indianapolis, IN, June 1998 to August 2000.
(4) PORTFOLIO MANAGER Conseco Capital Management, Indianapolis, IN, December 1997-July 2000.
(5) VICE PRESIDENT/PORTFOLIO MANAGER, First Union National Bank, Philadelphia, PA, May 1982-August 1999.
(6) SENIOR TRADER/CORPORATE SPECIALIST, Conseco Capital Management, Indianapolis, IN, August 1995-August 2000.
(7) ASSISTANT VICE PRESIDENT/SENIOR SECURITIES ANALYST, Conseco Capital Management, Indianapolis, IN, 1997 to August 2000.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(8) ASSISTANT GENERAL COUNSEL, Prudential Investments, Newark, NJ, March 1998-July 2000.
(9) PRESIDENT AND PORTFOLIO MANAGER, Lynch and Mayer, Inc., New York, NY January 1990-February 2000.
(10) REGIONAL CONSULTANT/SUMMER INTERN, Merrill Lynch, Los Angeles, CA, 1994-1997. STUDENT 1994-1999.
(11) VICE PRESIDENT/PORTFOLIO MANAGER, Berger Funds, LLC, Denver, CO, 1997-February 2000.
(12)  VICE PRESIDENT, State Street Bank, Boston, MA, August 1996-February 2000.
(13) FINANCIAL ANALYST, Walnut Street Association, Wyomissing, PA, December 1998-June 1999.
(14) ANALYST, Schneider Capital Management, Wayne, PA, January 1997-January 1999. SENIOR ANALYST, Prudential Insurance Company, Newark, NJ, February 1999-May 2000.
(15) PORTFOLIO MANAGER, Conseco Capital Management, Indianapolis, IN, June 1996-July 2000.
(16) VICE PRESIDENT, Lynch and Mayer, Inc., New York, NY, February 1993 to February 2000.
(17) HIGH-YIELD ANALYST, Credit Suisse First Boston, 1997 to 1998. HIGH-YIELD ANALYST, Conseco Capital Management,
      Indianapolis, IN 1999 to 2000.
(18) MANAGING DIRECTOR/RESEARCH, Schuylkill Capital Management, Philadelphia, PA, 1997-May 2000.
--------------------------------------------------------------------------------

        (b) Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to the Emerging Markets Series, Global Bond Series and the International Equity Series and sub-investment adviser to Strategic Income Series of the Registrant and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Investments family (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Global & International Funds, Delaware Pooled Trust, Delaware Group Income Funds and Delaware Group Adviser Funds) and other institutional accounts. Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

--------------------------------------- --------------------------------------------------------------------------------------------
Name and Principal Business             Positions and Offices with Delaware International and its Affiliates and Other
Address                                 Positions and Offices Held
--------------------------------------- --------------------------------------------------------------------------------------------
Charles E. Haldeman, Jr.                Chairman and Director of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
G. Roger H. Kitson*                     Vice Chairman and Director of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
David G. Tilles*                        Managing Director and Chief Investment Officer of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
John Emberson*                          Chief Operating Officer, Finance Director, Company Secretary and Compliance Officer of
                                        Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Clive A. Gillmore*                      Senior Portfolio Manager and Deputy Managing Director of Delaware International Advisers
                                        Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Elizabeth A. Desmond*                   Senior Portfolio Manager and Regional Research Director of Delaware International Advisers
                                        Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
John Kirk*                              Senior Portfolio Manager and Director of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Nigel G. May*                           Senior Portfolio Manager and Regional Research Director of Delaware International Advisers
                                        Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Christopher A. Moth*                    Senior Portfolio Manager and Director of Investment Strategy of Delaware International
                                        Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Hamish O. Parker*                       Senior Portfolio Manager and Director of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
John C. E. Campbell**                   Director of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
George E. Deming**                      Director of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------

--------------------------------------- --------------------------------------------------------------------------------------------
Name and Principal Business             Positions and Offices with Delaware International and its Affiliates and Other
Address                                 Positions and Offices Held
--------------------------------------- --------------------------------------------------------------------------------------------
David K. Downes**                        Director of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Richard J. Flannery**                   Director of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Richard G. Unruh**                      Director of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Robert Akester*                         Senior Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Fiona A. Barwick*                       Senior Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Joanna Bates*                           Senior Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Gavin A. Hall*                          Senior Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
W. Hywel Morgan*                        Chief Economist and Senior Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Nigel Bliss                             Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Richard J. Ginty*                       Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Darawati Hussain                        Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Ormala Krishnan                         Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
R. Emma Lewis*                          Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Russell Mackie                          Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Martin Moorman                          Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Hugh A. Serjeant*                       Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Christopher Strom                       Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
James S. Beveridge                      Senior Trading Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Paul J. Fournel                         IT Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Christine Kuiper                        Personnel/Premises Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Peter Oakes                             Compliance And Legal Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Adrian L. Rowe                          Finance Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------
Arthur Van Hoogstraten                  IT Project Manager of Delaware International Advisers Ltd.
--------------------------------------- --------------------------------------------------------------------------------------------

*  Business address of each is Third Floor, 80 Cheapside, London, England EC2V
   6EE.
** Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Item 27. Principal Underwriters.
         ----------------------

         (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b)(1) Information with respect to each officer or partner of principal underwriter:

--------------------------------------------- -------------------------------------------- -----------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter       Positions and Offices with Registrant
--------------------------------------------- -------------------------------------------- -----------------------------------------
Delaware Distributors, Inc.                   General Partner                              None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Delaware Investment Advisers                  Limited Partner                              None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Delaware Capital Management, Inc.             Limited Partner                              None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Richard J. Flannery                           President/Chief Executive Officer            Executive Vice President/General
                                                                                           Counsel/Chief Administrative Officer
--------------------------------------------- -------------------------------------------- -----------------------------------------
David K. Downes                               Executive Vice President/Chief Operating     President/Chief Executive Officer/Chief
                                              Officer/Chief Financial Officer              Financial Officer
--------------------------------------------- -------------------------------------------- -----------------------------------------
Diane M. Anderson                             Senior Vice President/Retirement Operations  None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Douglas L. Anderson                           Senior Vice President/Operations             None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Michael P. Bishof                             Senior Vice President/Investment Accounting  Senior Vice President/Treasurer
--------------------------------------------- -------------------------------------------- -----------------------------------------
Lisa O. Brinkley                              Senior Vice President/Compliance Director    Senior Vice President/Compliance Director
--------------------------------------------- -------------------------------------------- -----------------------------------------
Joseph H. Hastings                            Senior Vice President/Treasurer/ Corporate   Senior Vice President/Corporate
                                              Controller                                   Controller
--------------------------------------------- -------------------------------------------- -----------------------------------------
Joanne O. Hutcheson                           Senior Vice President/Human Resources        Senior Vice President/Human Resources
--------------------------------------------- -------------------------------------------- -----------------------------------------
Karina J. Istvan                              Senior Vice President/Retail Product         None
                                              Management
--------------------------------------------- -------------------------------------------- -----------------------------------------
Richelle S. Maestro                           Senior Vice President/Deputy General         Senior Vice President/Deputy General
                                              Counsel/Secretary                            Counsel/ Secretary
--------------------------------------------- -------------------------------------------- -----------------------------------------
Stephen C. Nell                               Senior Vice President/National Retirement    None
                                              Sales
--------------------------------------------- -------------------------------------------- -----------------------------------------
James L. Shields                              Senior Vice President/Chief Information      None
                                              Officer
--------------------------------------------- -------------------------------------------- -----------------------------------------
Elisa C. Colkitt                              Vice President/Broker Dealer Operations &    None
                                              Service Support
--------------------------------------------- -------------------------------------------- -----------------------------------------
David F. Connor                               Vice President/Deputy General                Vice President/Deputy General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
--------------------------------------------- -------------------------------------------- -----------------------------------------
Joel A. Ettinger                              Vice President/Taxation                      Vice President/Taxation
--------------------------------------------- -------------------------------------------- -----------------------------------------
Susan T. Friestedt                            Vice President/Retirement Services           None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Dinah J. Huntoon                              Vice President/Product Manager, Equities     None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Thomas Intoccia                               Vice President/Independent Planner &         None
                                              Insurance Key Accounts
--------------------------------------------- -------------------------------------------- -----------------------------------------
Jeffrey M. Kellogg                            Vice President/Product Manager,              None
                                              Fixed-Income & International
--------------------------------------------- -------------------------------------------- -----------------------------------------
Keven S. Lee                                  Vice President/Assistant Controller          None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Philip Y. Lin                                 Vice President/Associate General             Vice President/Associate General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
--------------------------------------------- -------------------------------------------- -----------------------------------------
Nancy Nawn                                    Vice President/Senior Wrap Product Manager   None
--------------------------------------------- -------------------------------------------- -----------------------------------------
David P. O'Connor                             Vice President/Associate General             Vice President/Associate General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
--------------------------------------------- -------------------------------------------- -----------------------------------------
Robinder Pal                                  Vice President/Retail Investor Services      None
                                              Planning & Budgeting
--------------------------------------------- -------------------------------------------- -----------------------------------------
Richard  Salus                                Vice President/Assistant Controller          None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Gordon E. Searles                             Vice President/Client Services               None
--------------------------------------------- -------------------------------------------- -----------------------------------------

                                       23

--------------------------------------------- -------------------------------------------- -----------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter       Positions and Offices with Registrant
--------------------------------------------- -------------------------------------------- -----------------------------------------
Michael T. Taggart                            Vice President/Facilities & Administrative   None
                                              Services
--------------------------------------------- -------------------------------------------- -----------------------------------------
James R. Van Deventer                         Vice President/Defined Contribution Sales-   None
                                              South
--------------------------------------------- -------------------------------------------- -----------------------------------------
Julia R. Vander Els                           Vice President/Retirement Plan               None
                                              Communications
--------------------------------------------- -------------------------------------------- -----------------------------------------

* Business address of each is One Commerce Square, Philadelphia, PA 19103.

               (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as sub-distributor for all the mutual funds in the Delaware Investments family.

                (b)(2) Information with respect to each officer or partner of LFD:

--------------------------------------------- -------------------------------------------- -----------------------------------------
Name and Principal Business Address*          Positions and Offices with LFD               Positions and Offices with Registrant
--------------------------------------------- -------------------------------------------- -----------------------------------------
Westley V. Thompson*                          Chief Executive Officer                      None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Bruce D. Barton**                             Independent Planners & Insurance Head        None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Stanley E. Brallier*                          Corporate Specialty Markets Head             None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Charles J. Cavanaugh**                        Vice President Marketing & Communications    None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Phillip Holstein****                          Bank Channel Head                            None
--------------------------------------------- -------------------------------------------- -----------------------------------------
David M. Kittredge*                           Vice President Business Development &        None
                                              Operations
--------------------------------------------- -------------------------------------------- -----------------------------------------
William Lamoin*                               Chief Information Officer (interim)          None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Stephen W. Long**                             Wirehouse & Regional Head                    None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Karen R. Matheson**                           Chief Financial Officer                      None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Charles Schuhmann***                          Sales Vice President                         None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Gregory W. Zabel*                             MGA Channel Head                             None
--------------------------------------------- -------------------------------------------- -----------------------------------------

--------------------------------------------------------------------------------
   *350 Church Street, Hartford, CT 06103-1106.
  **1818 Market Street, 18th Floor, Philadelphia, PA 19103.
 ***201 East Sandpointe-Suite 830,
    Santa Ana, CA 92707
****The Quays, 101-105 Oxford Road, Uxbridge, Middlesex, UB81LU, United Kingdom.
--------------------------------------------------------------------------------

          (c)     Inapplicable.

Item 28.          Location of Accounts and Records.
                  --------------------------------

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103, in London at Third Floor, 80 Cheapside, London, England EC2V 6EE, in New York at 630 Fifth Avenue, New York, NY 10111, or in Fort Wayne at 200 East Berry Street, Fort Wayne, IN 46802 or 1300 S. Clinton Street, Fort Wayne, IN 46802.

Item 29. Management Services.  None.

Item 30. Undertakings.  None.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 5th day of February, 2001.

                                              DELAWARE GROUP PREMIUM FUND

                                              By:  /s/ Charles E. Haldeman, Jr.
                                                   ----------------------------
                                                   Charles E. Haldeman, Jr.
                                                   Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

              Signature                                   Title                                       Date
-------------------------------         ----------------------------------------             ----------------------
                                        President/Chief Executive Officer/Chief
                                        Operating Officer/Chief Financial Officer
                                        (Principal Executive Officer, Principal
                                        Financial Officer and Principal
/s/David K. Downes                      Accounting Officer)and Trustee                       February 5, 2001
-------------------------------
David K. Downes

/s/Charles E. Haldeman, Jr.                      Chairman and Trustee                         February 5, 2001
-------------------------------
Charles E. Haldeman, Jr.

/s/Walter P. Babich                                    Trustee                               February 5, 2001
-------------------------------
Walter P. Babich

/s/John H. Durham                                      Trustee                               February 5, 2001
-------------------------------
John H. Durham

/s/John A. Fry                                         Trustee                               February 5, 2001
-------------------------------
John A. Fry

/s/Anthony D. Knerr                                    Trustee                               February 5, 2001
-------------------------------
Anthony D. Knerr

/s/Ann R. Leven                                        Trustee                               February 5, 2001
-------------------------------
Ann R. Leven

/s/Thomas F. Madison                                   Trustee                               February 5, 2001
-------------------------------
Thomas F. Madison

/s/Janet L. Yeomans                                    Trustee                               February 5, 2001
-------------------------------
Janet L. Yeomans



                                       26